TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—95.7% of Net Assets
CORPORATE BONDS—83.8%

Advertising—0.2%
Advantage Sales & Marketing, Inc. 6.50%(1)	11/15/28		$1,027,000	$801,810

Aerospace & Defense—2.1%
General Electric Co. 5.07% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		1,300,000	1,219,907
TransDigm, Inc.
6.38%(1)	03/01/29		4,143,000	4,263,810
6.38%(1)	05/31/33		2,400,000	2,412,912
6.88%(1)	12/15/30		905,000	939,562

				8,836,191

Airlines—0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		1,110,000	1,113,019

Apparel—0.6%
Crocs, Inc.
4.13%(1)	08/15/31		2,169,000	1,959,193
4.25%(1)	03/15/29		630,000	601,133

				2,560,326

Auto Manufacturers—0.4%
Allison Transmission, Inc. 3.75%(1)	01/30/31		1,180,000	1,084,408
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(3),(4)	09/06/32	EUR	600,000	797,236

				1,881,644

Auto Parts & Equipment—0.8%
Clarios Global LP/Clarios U.S. Finance Co. 6.75%(1)	02/15/30		1,145,000	1,191,682
Forvia SE (France) 8.00%(1)	06/15/30		645,000	661,996
ZF North America Capital, Inc. (Germany) 6.88%(1)	04/23/32		1,685,000	1,558,591

				3,412,269

Banks—2.0%
Bank of America Corp. 4.38% (5 yr. CMT + 2.760%)(2),(4)	01/27/27		2,040,000	2,006,707
Bank of New York Mellon Corp. 3.75% (5 yr. CMT + 2.630%)(2),(4)	12/20/26		2,515,000	2,457,834
JPMorgan Chase & Co. 3.65% (5 yr. CMT + 2.850%)(2),(4)	06/01/26		805,000	793,199
PNC Financial Services Group, Inc. 3.40% (5 yr. CMT + 2.595%)(2),(4)	09/15/26		3,515,000	3,403,574

				8,661,314

Building Materials—1.1%
JH North America Holdings, Inc. 5.88%(1)	01/31/31		880,000	888,149
Quikrete Holdings, Inc.
6.38%(1)	03/01/32		1,725,000	1,776,664
6.75%(1)	03/01/33		500,000	516,225
Standard Building Solutions, Inc. 6.50%(1)	08/15/32		1,540,000	1,577,314

				4,758,352

Chemicals—1.0%
Axalta Coating Systems LLC 3.38%(1)	02/15/29		1,183,000	1,122,099
Herens Holdco SARL (Luxemburg) 4.75%(1)	05/15/28		339,000	304,612
INEOS Finance PLC (Luxemburg) 7.50%(1)	04/15/29		542,000	544,005
SCIH Salt Holdings, Inc. 4.88%(1)	05/01/28		272,000	264,963
SK Invictus Intermediate II SARL 5.00%(1)	10/30/29		1,168,000	1,132,785
WR Grace Holdings LLC 7.38%(1)	03/01/31		1,035,000	1,061,724

				4,430,188

Commercial Services—4.8%
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		2,036,000	2,021,829
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		1,578,000	1,615,746
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%(1)	06/15/30		1,200,000	1,217,052
Block, Inc.
3.50%	06/01/31		1,390,000	1,277,229
6.50%	05/15/32		515,000	531,799
Carriage Services, Inc. 4.25%(1)	05/15/29		1,400,000	1,324,666
Deluxe Corp. 8.13%(1)	09/15/29		700,000	723,730
Garda World Security Corp. (Canada) 8.38%(1)	11/15/32		620,000	637,924
Grand Canyon University 5.13%	10/01/28		1,710,000	1,659,247
Herc Holdings, Inc.
7.00%(1)	06/15/30		1,550,000	1,624,214
7.25%(1)	06/15/33		450,000	471,938
OT Midco Ltd. 10.00%(1)	02/15/30		1,615,000	1,250,753
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%(1)	08/31/27		300,000	290,454
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31		884,000	884,133
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%(1)	08/15/32		1,040,000	1,081,382
Upbound Group, Inc. 6.38%(1)	02/15/29		1,605,000	1,590,699
Valvoline, Inc. 3.63%(1)	06/15/31		802,000	726,821
VT Topco, Inc. 8.50%(1)	08/15/30		689,000	732,393
WEX, Inc. 6.50%(1)	03/15/33		978,000	986,831

				20,648,840

Computers—1.2%
Amentum Holdings, Inc. 7.25%(1)	08/01/32		750,000	771,570

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Computers (Continued)
Insight Enterprises, Inc. 6.63%(1)	05/15/32		$1,150,000	$1,185,799
McAfee Corp. 7.38%(1)	02/15/30		1,146,000	1,082,936
NCR Voyix Corp. 5.13%(1)	04/15/29		2,015,000	1,989,551

				5,029,856

Cosmetics/Personal Care—0.8%
Edgewell Personal Care Co. 4.13%(1)	04/01/29		1,120,000	1,059,027
Opal Bidco SAS (France) 6.50%(1)	03/31/32		625,000	637,644
Prestige Brands, Inc. 3.75%(1)	04/01/31		1,847,000	1,702,897

				3,399,568

Diversified Financial Services—2.3%
American Express Co. 3.55% (5 yr. CMT + 2.854%)(2),(4)	09/15/26		2,150,000	2,103,539
Charles Schwab Corp. 5.00% (5 yr. CMT + 3.256%)(2),(4)	06/01/27		2,430,000	2,428,372
EZCORP, Inc. 7.38%(1)	04/01/32		870,000	915,884
GGAM Finance Ltd. (Ireland)
8.00%(1)	06/15/28		352,000	372,743
8.00%(1)	02/15/27		1,275,000	1,316,501
Jane Street Group/JSG Finance, Inc. 6.13%(1)	11/01/32		2,585,000	2,610,023

				9,747,062

Electric—1.8%
Alpha Generation LLC 6.75%(1)	10/15/32		1,490,000	1,539,960
Pike Corp. 8.63%(1)	01/31/31		2,019,000	2,199,135
Southern Co.
3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		2,374,000	2,341,049
6.38% (5 yr. CMT + 2.069%)(2)	03/15/55		1,000,000	1,030,730
Vistra Operations Co. LLC 7.75%(1)	10/15/31		680,000	722,826

				7,833,700

Electrical Components & Equipment—0.2%
Energizer Holdings, Inc. 4.38%(1)	03/31/29		1,120,000	1,061,312

Electronics—0.7%
Coherent Corp. 5.00%(1)	12/15/29		566,000	556,519
Sensata Technologies BV 4.00%(1)	04/15/29		2,500,000	2,379,675

				2,936,194

Entertainment—5.2%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29		1,040,000	1,079,936
Caesars Entertainment, Inc.
6.50%(1)	02/15/32		2,080,000	2,133,435
8.13%(1)	07/01/27		1,125,000	1,126,192
Churchill Downs, Inc. 5.75%(1)	04/01/30		1,440,000	1,445,861
Everi Holdings, Inc. 5.00%(1)	07/15/29		2,873,000	2,904,833
Flutter Treasury DAC (Ireland) 5.88%(1)	06/04/31		2,200,000	2,217,336
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		2,280,000	2,238,071
LHMC Finco 2 SARL (Luxemburg) 8.63%(1),(5)	05/15/30	EUR	680,000	831,759
Live Nation Entertainment, Inc. 5.63%(1)	03/15/26		1,655,000	1,660,296
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33		3,205,000	3,212,468
Voyager Parent LLC 9.25%(1)	07/01/32		2,215,000	2,310,821
WarnerMedia Holdings, Inc.
4.28%(6)	03/15/32		1,568,000	1,324,442
5.14%(6)	03/15/52		179,000	110,552

				22,596,002

Environmental Control—0.5%
Luna 2 5SARL (Luxemburg) 5.50%(1),(6)	07/01/32	EUR	385,000	461,215
Waste Pro USA, Inc. 7.00%(1)	02/01/33		1,495,000	1,556,534

				2,017,749

Food—2.0%
ELO SACA (France) 3.25%(3)	07/23/27	EUR	1,500,000	1,699,165
Post Holdings, Inc.
4.50%(1)	09/15/31		3,515,000	3,267,931
4.63%(1)	04/15/30		1,815,000	1,747,191
5.50%(1)	12/15/29		2,000,000	1,993,240

				8,707,527

Gas—1.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		1,070,000	1,104,154
9.50%(1)	06/01/30		1,599,000	1,658,403
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		1,625,000	1,645,069
Venture Global Plaquemines LNG LLC
7.50%(1)	05/01/33		720,000	771,818
7.75%(1)	05/01/35		900,000	975,321

				6,154,765

Hand/Machine Tools—0.2%
IMA Industria Macchine Automatiche SpA (Italy) 6.03% (3 mo. EUR EURIBOR + 3.750%)(1),(2)	04/15/29	EUR	850,000	1,004,657

Health Care-Products—1.5%
Bausch & Lomb Corp. 8.38%(1)	10/01/28		2,125,000	2,221,262
Medline Borrower LP 5.25%(1)	10/01/29		1,239,000	1,230,166
Sotera Health Holdings LLC 7.38%(1)	06/01/31		1,190,000	1,237,053
Teleflex, Inc. 4.25%(1)	06/01/28		1,729,000	1,689,700

				6,378,181

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Health Care-Services—5.2%
Centene Corp.
2.45%	07/15/28		$2,404,000	$2,235,888
2.63%	08/01/31		1,219,000	1,046,146
3.00%	10/15/30		865,000	773,275
Cerba Healthcare SACA (France) 3.50%(3)	05/31/28	EUR	675,000	575,919
Fortrea Holdings, Inc. 7.50%(1)	07/01/30		1,220,000	1,106,540
HAH Group Holding Co. LLC 9.75%(1)	10/01/31		1,415,000	1,403,595
HealthEquity, Inc. 4.50%(1)	10/01/29		1,204,000	1,171,444
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(1)	04/30/28		791,000	836,269
IQVIA, Inc. 6.25%(1)	06/01/32		1,535,000	1,576,921
Kedrion SpA (Italy) 6.50%(1)	09/01/29		2,670,000	2,558,100
ModivCare, Inc. 5.00%(1),(7)	10/01/29		3,627,750	997,631
Molina Healthcare, Inc.
4.38%(1)	06/15/28		900,000	879,741
6.25%(1)	01/15/33		2,335,000	2,377,777
Star Parent, Inc. 9.00%(1)	10/01/30		700,000	737,632
Tenet Healthcare Corp. 4.63%	06/15/28		4,350,000	4,296,104

				22,572,982

Household Products/Wares—0.7%
Central Garden & Pet Co. 4.13%(1)	04/30/31		1,215,000	1,131,687
Spectrum Brands, Inc. 3.88%(1)	03/15/31		2,193,000	1,774,620

				2,906,307

Housewares—0.3%
Newell Brands, Inc. 8.50%(1)	06/01/28		1,204,000	1,268,835

Insurance—2.2%
Acrisure LLC/Acrisure Finance, Inc. 7.50%(1)	11/06/30		1,915,000	1,980,646
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%(1)	04/15/28		450,000	457,848
7.00%(1)	01/15/31		930,000	962,978
AmWINS Group, Inc. 6.38%(1)	02/15/29		545,000	555,846
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%(1)	02/15/32		540,000	568,588
Farmers Insurance Exchange 7.00% (10 yr. CMT + 3.864%)(1),(2)	10/15/64		1,650,000	1,642,360
HUB International Ltd.
7.25%(1)	06/15/30		455,000	475,880
7.38%(1)	01/31/32		2,070,000	2,166,835
Panther Escrow Issuer LLC 7.13%(1)	06/01/31		695,000	722,598

				9,533,579

Internet—1.4%
Arches Buyer, Inc. 6.13%(1)	12/01/28		1,473,000	1,356,736
Cogent Communications Group LLC 7.00%(1)	06/15/27		790,000	794,361
Getty Images, Inc. 11.25%(1)	02/21/30		1,080,000	1,073,282
Snap, Inc. 6.88%(1)	03/01/33		2,800,000	2,874,956

				6,099,335

Investment Companies—0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		1,310,000	1,224,601
9.75%	01/15/29		1,000,000	978,300
10.00%(1)	11/15/29		1,069,000	1,059,101

				3,262,002

Iron & Steel—0.5%
ATI, Inc.
5.13%	10/01/31		857,000	840,254
7.25%	08/15/30		550,000	578,903
Cleveland-Cliffs, Inc. 7.38%(1)	05/01/33		1,000,000	939,370

				2,358,527

Leisure Time—0.6%
MajorDrive Holdings IV LLC 6.38%(1)	06/01/29		1,415,000	1,122,265
Sabre GLBL, Inc. 10.75%(1)	11/15/29		1,355,000	1,394,688

				2,516,953

Lodging—3.7%
Boyd Gaming Corp. 4.75%(1)	06/15/31		1,792,000	1,719,675
Choice Hotels International, Inc. 5.85%	08/01/34		1,000,000	1,010,010
Hilton Domestic Operating Co., Inc. 3.63%(1)	02/15/32		2,673,000	2,423,823
Las Vegas Sands Corp. 6.00%	06/14/30		1,350,000	1,392,808
MGM Resorts International 6.50%	04/15/32		2,192,000	2,228,848
Wyndham Hotels & Resorts, Inc. 4.38%(1)	08/15/28		2,399,000	2,349,820
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%(1)	05/15/27		4,854,000	4,859,728

				15,984,712

Machinery-Diversified—0.4%
Oregon Tool Lux LP 7.88%(1)	10/15/29		1,117,022	649,258
TK Elevator U.S. Newco, Inc. (Germany) 5.25%(1)	07/15/27		1,180,000	1,178,631

				1,827,889

Media—6.6%
AMC Networks, Inc. 10.25%(1)	01/15/29		1,261,000	1,308,704
Cable One, Inc. 4.00%(1)	11/15/30		1,150,000	907,120
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%(1)	02/01/28		1,540,000	1,527,095
5.13%(1)	05/01/27		3,025,000	3,016,107
5.38%(1)	06/01/29		1,740,000	1,735,041
CSC Holdings LLC
5.75%(1)	01/15/30		1,758,000	872,794
6.50%(1)	02/01/29		6,863,000	5,584,904
11.75%(1)	01/31/29		1,513,000	1,435,822

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Media (Continued)
DISH DBS Corp. 7.38%	07/01/28		$2,365,000	$1,711,243
DISH Network Corp. 11.75%(1)	11/15/27		1,470,000	1,515,114
Gray Media, Inc. 10.50%(1)	07/15/29		500,000	537,675
Sinclair Television Group, Inc. 8.13%(1)	02/15/33		1,612,000	1,634,181
Sirius XM Radio LLC
3.88%(1)	09/01/31		1,578,000	1,402,810
4.00%(1)	07/15/28		500,000	480,475
5.00%(1)	08/01/27		816,000	809,496
5.50%(1)	07/01/29		770,000	764,595
Univision Communications, Inc. 8.00%(1)	08/15/28		420,000	426,539
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		3,072,000	2,732,329

				28,402,044

Mining—0.5%
Compass Minerals International, Inc. 8.00%(1)	07/01/30		540,000	558,706
Novelis Corp. 3.25%(1)	11/15/26		1,733,000	1,706,381

				2,265,087

Office/Business Equipment—0.6%
Xerox Corp. 10.25%(1)	10/15/30		1,825,000	1,912,235
Zebra Technologies Corp. 6.50%(1)	06/01/32		750,000	772,837

				2,685,072

Oil & Gas—1.3%
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%(1)	02/15/35		1,000,000	979,750
Matador Resources Co. 6.50%(1)	04/15/32		1,575,000	1,576,228
Petroleos Mexicanos (Mexico) 5.95%	01/28/31		524,000	473,492
Transocean Poseidon Ltd. 6.88%(1)	02/01/27		853,125	855,369
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28		1,049,524	1,074,880
Transocean, Inc. 8.75%(1)	02/15/30		456,000	470,615

				5,430,334

Oil & Gas Services—1.6%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%(1)	09/01/32		2,065,000	2,107,436
Aris Water Holdings LLC 7.25%(1)	04/01/30		1,450,000	1,496,008
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27		1,940,000	1,947,702
7.13%(1)	03/15/29		1,409,000	1,445,380

				6,996,526

Packaging & Containers—1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%(1)	08/15/26		900,000	845,865
5.25%(1)	08/15/27		990,000	442,768
Clearwater Paper Corp. 4.75%(1)	08/15/28		2,933,000	2,792,216
Graphic Packaging International LLC 6.38%(1)	07/15/32		600,000	613,950
Sealed Air Corp. 4.00%(1)	12/01/27		500,000	487,785

				5,182,584

Pharmaceuticals—4.2%
1261229 BC Ltd. 10.00%(1)	04/15/32		3,482,000	3,516,646
180 Medical, Inc. (United Kingdom) 3.88%(1)	10/15/29		2,500,000	2,382,825
Bausch Health Cos., Inc. 14.00%(1)	10/15/30		192,000	168,054
CVS Health Corp.
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		1,505,000	1,513,338
7.00% (5 yr. CMT + 2.886%)(2)	03/10/55		650,000	672,269
Dolcetto Holdco SpA (Italy) 5.63%(1),(6)	07/14/32	EUR	550,000	650,969
Grifols SA (Spain)
4.75%(1)	10/15/28		665,000	638,513
7.50%(3)	05/01/30	EUR	1,305,000	1,605,373
Jazz Securities DAC 4.38%(1)	01/15/29		2,255,000	2,180,066
Option Care Health, Inc. 4.38%(1)	10/31/29		1,000,000	964,160
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		2,142,000	2,189,103
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		1,621,000	1,646,482

				18,127,798

Pipelines—4.0%
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(2),(4)	02/15/28		2,457,000	2,451,595
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		849,000	864,953
7.13%(1)	07/01/33		1,100,000	1,116,742
8.25%(1)	01/15/32		1,405,000	1,479,563
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%(1)	02/15/29		710,000	717,682
8.38%(1)	02/15/32		1,005,000	1,007,342
Rockies Express Pipeline LLC 6.88%(1)	04/15/40		373,000	374,127
TransMontaigne Partners LLC 8.50%(1)	06/15/30		1,495,000	1,558,612
Venture Global LNG, Inc.
7.00%(1)	01/15/30		2,417,000	2,447,188
9.00% (5 yr. CMT + 5.440%)(1),(2),(4)	09/30/29		935,000	911,943
9.88%(1)	02/01/32		2,484,000	2,684,086
Venture Global Plaquemines LNG LLC 6.75%	01/15/36		1,438,000	1,438,000

				17,051,833

Real Estate—0.2%
Cushman & Wakefield U.S. Borrower LLC 8.88%(1)	09/01/31		717,000	770,409

REIT—2.3%
American Assets Trust LP 3.38%	02/01/31		3,170,000	2,842,888
GLP Capital LP/GLP Financing II, Inc. (REIT) 6.75%	12/01/33		750,000	802,928
Hudson Pacific Properties LP
3.95%	11/01/27		1,160,000	1,112,950
5.95%	02/15/28		1,265,000	1,235,070

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
REIT (Continued)
Iron Mountain, Inc.
6.25%(1)	01/15/33		$935,000	$961,975
RHP Hotel Properties LP/RHP Finance Corp.
6.50%(1)	04/01/32		1,575,000	1,620,895
6.50%(1)	06/15/33		1,100,000	1,133,209

				9,709,915

Retail—6.2%
1011778 BC ULC/New Red Finance, Inc. (Canada) 4.00%(1)	10/15/30		3,075,000	2,871,281
Arcos Dorados BV (Brazil) 6.38%(1)	01/29/32		1,087,000	1,128,676
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		2,165,000	2,217,111
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.13%(1)	04/15/29		1,217,000	1,133,757
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		2,240,000	2,223,738
5.88%(1)	04/01/29		3,652,000	3,384,601
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%(1)	01/15/30		975,000	901,524
FirstCash, Inc. 5.63%(1)	01/01/30		2,071,000	2,069,530
Lithia Motors, Inc. 3.88%(1)	06/01/29		875,000	836,605
Macy’s Retail Holdings LLC 6.13%(1)	03/15/32		537,000	512,969
Michaels Cos., Inc.
5.25%(1)	05/01/28		1,660,000	1,338,375
7.88%(1)	05/01/29		748,000	494,338
Murphy Oil USA, Inc. 3.75%(1)	02/15/31		1,293,000	1,193,633
Papa John’s International, Inc. 3.88%(1)	09/15/29		2,160,000	2,099,866
QXO Building Products, Inc. 6.75%(1)	04/30/32		1,730,000	1,787,920
Staples, Inc. 10.75%(1)	09/01/29		1,140,000	1,083,923
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%(1)	06/01/31		1,700,000	1,610,036

				26,887,883

Software—2.5%
Cloud Software Group, Inc.
6.50%(1)	03/31/29		2,250,000	2,271,870
8.25%(1)	06/30/32		980,000	1,043,906
9.00%(1)	09/30/29		355,000	368,352
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		1,771,000	1,822,642
Open Text Corp. (Canada) 6.90%(1)	12/01/27		2,000,000	2,073,840
RingCentral, Inc. 8.50%(1)	08/15/30		616,000	659,292
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		2,575,000	2,427,092

				10,666,994

Telecommunications—5.6%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		2,430,000	1,782,332
9.63%(1)	07/15/27		1,020,000	879,158
CommScope LLC 9.50%(1)	12/15/31		996,000	1,043,599
Consolidated Communications, Inc.
5.00%(1)	10/01/28		3,420,000	3,461,450
6.50%(1)	10/01/28		2,007,000	2,044,832
EchoStar Corp. 10.75%	11/30/29		2,300,000	2,366,677
Frontier Communications Holdings LLC
5.00%(1)	05/01/28		895,000	895,072
8.63%(1)	03/15/31		2,530,000	2,690,225
Global Switch Finance BV (United Kingdom) 1.38%(3)	10/07/30	EUR	1,095,000	1,205,120
Level 3 Financing, Inc. 6.88%(1)	06/30/33		1,530,000	1,557,785
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.75%(1)	07/15/31		1,856,000	1,718,081
7.75%(1)	04/15/32		900,000	936,639
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		2,632,000	2,759,073
Zayo Group Holdings, Inc. 4.00%(1)	03/01/27		655,000	614,868

				23,954,911

Water—0.1%
Holding d’Infrastructures des Metiers de l’Environnement (France) 4.88%(3)	10/24/29	EUR	500,000	609,433

Total Corporate Bonds (Cost: $356,490,881)				361,042,470

BANK LOANS—11.9%
Advertising—0.2%
Neptune Bidco U.S., Inc. 2022 USD Term Loan A 9.08% (3 mo. USD Term SOFR + 4.750%)(2)	04/11/29		878,779	829,976

Auto Parts & Equipment—0.4%
First Brands Group LLC 2021 Term Loan 9.54% (3 mo. USD Term SOFR + 5.000%)(2)	03/30/27		1,705,778	1,616,284

Beverages—0.8%
Celsius Holdings, Inc. Term Loan 7.49% (3 mo. USD Term SOFR + 3.250%)(2)	04/01/32		1,045,000	1,052,446
Naked Juice LLC 2025 FLFO Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29		1,250,000	1,242,187
Naked Juice LLC 2025 FLSO Term Loan 7.65% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29		129,239	103,391
Naked Juice LLC 2025 FLTO Term Loan 10.40% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30		393,114	189,678
Pegasus Bidco BV 2024 Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(2)	07/12/29		716,628	722,003

				3,309,705

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
Commercial Services—1.2%
Belron Finance 2019 LLC 2024 USD Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(2)	10/16/31	$701,201	$705,251
Fugue Finance BV 2025 Term Loan B 0.00% (3 mo. USD Term SOFR + 3.250%)(2)	01/09/32	496,256	499,824
Kelso Industries LLC Term Loan 10.08% (1 mo. USD Term SOFR + 5.750%)(2),(8)	12/30/29	423,608	426,785
Ryan LLC Term Loan 7.83% (1 mo. USD Term SOFR + 3.500%)(2)	11/14/30	1,433,384	1,437,082
Veritiv Corp. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/30/30	1,305,138	1,311,337
VT Topco, Inc. 2024 1st Lien Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	08/09/30	664,921	667,126

			5,047,405

Computers—0.4%
Nielsen Consumer, Inc. 2025 USD Term Loan 7.83% (1 mo. USD Term SOFR + 3.500%)(2)	03/06/28	746,255	747,889
Twitter, Inc. 2025 Fixed Term Loan 9.50%(9)	10/26/29	100,000	97,375
Twitter, Inc. Term Loan 10.93% (1 mo. USD Term SOFR + 6.500%)(2)	10/26/29	1,047,130	1,024,308

			1,869,572

Cosmetics/Personal Care—0.1%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(2)	04/28/32	625,000	628,322

Electric—0.7%
Edgewater Generation LLC 2025 Repriced Term Loan 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	08/01/30	1,109,292	1,114,938
Kestrel Acquisition LLC 2024 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	11/06/31	701,201	702,267
Potomac Energy Center LLC Term Loan 0.00% (3 mo. USD Term SOFR + 6.000%)(2)	11/12/26	644,663	647,080
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	634,619	638,055
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	40,568	40,788

			3,143,128

Electrical Components & Equipment—0.1%
Pelican Products, Inc. 2021 Term Loan 8.81% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	683,729	601,254

Electronics—0.1%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	648,375	650,806

Engineering & Construction—0.5%
Astrion Group LLC 2024 Term Loan 9.29% (6 mo. USD Term SOFR + 5.000%)(2)	08/29/31	698,490	684,520
DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan 11.19% (1 mo. USD Term SOFR + 6.750%)(2)	03/30/29	335,000	333,848
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 7.94% (1 mo. USD Term SOFR + 3.500%)(2),(10)	03/31/28	1,081,461	1,084,803

			2,103,171

Entertainment—0.4%
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	08/13/31	1,598,993	1,616,981

Environmental Control—0.3%
Action Environmental Group, Inc. 2023 Term Loan B 0.00%(6),(9)	10/24/30	1,500,000	1,503,750

Food—0.8%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 10.25% (1 mo. USD Term SOFR + 3.750%)(2)	10/01/25	804,784	805,235
8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan 14.25% (1 mo. USD Term SOFR + 7.750%)(2)	10/01/26	750,000	750,375
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 8.44% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	646,652	639,538
United Natural Foods, Inc. 2024 Term Loan 9.08% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	1,258,950	1,271,540

			3,466,688

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
Health Care-Products—0.2%
Auris Luxembourg III SARL 2024 Term Loan B4 7.88% (6 mo. USD Term SOFR + 3.750%)(2)	02/28/29	$210,148	$210,740
Sotera Health Holdings LLC 2024 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	05/30/31	446,625	449,140

			659,880

Health Care-Services—1.1%
ADMI Corp. 2023 Term Loan B5 10.08% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	692,965	673,562
Aveanna Healthcare LLC 2021 Term Loan B 8.18% (3 mo. USD Term SOFR + 3.750%)(2)	07/17/28	381,948	374,668
Heartland Dental LLC 2024 Term Loan 8.83% (1 mo. USD Term SOFR + 4.500%)(2)	04/28/28	781,113	783,069
ModivCare, Inc. 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/31	2,271,246	1,675,044
Modivcare, Inc. 2025 Incremental Term Loan 11.71% (3 mo. USD Term SOFR + 7.500%)(2)	01/09/26	368,452	286,655
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.82% (3 mo. USD Term SOFR + 5.500%)(2)	06/20/28	730,000	740,950
Star Parent, Inc. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	309,917	307,286

			4,841,234

Insurance—0.1%
Acrisure LLC 2024 1st Lien Term Loan B6 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	11/06/30	296,759	296,410
Asurion LLC 2021 Second Lien Term Loan B4 9.69% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	195,000	181,426

			477,836

Internet—1.3%
Barracuda Networks, Inc. 2022 Term Loan 8.78% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	746,173	621,842
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	1,376,065	1,391,119
Magnite, Inc. 2025 Repriced Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	2,371,125	2,381,499
MH Sub I LLC 2023 Term Loan 8.58% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	437,832	411,562
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.59% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	665,390	665,080

			5,471,102

Leisure Time—0.1%
MajorDrive Holdings IV LLC Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(2)	06/01/28	262,109	257,777

Machinery-Diversified—0.2%
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(2)	10/15/29	1,172,210	956,324

Media—0.5%
NEP Group, Inc. 2023 Term Loan B 1.50% (3 mo. USD Term SOFR + 3.250%)(2)	08/19/26	1,013,586	936,619
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan 11.59% (3 mo. USD Term SOFR + 7.000%)(2)	10/19/26	875,000	472,500
Virgin Media Bristol LLC 2023 USD Term Loan Y 7.37% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31	681,000	673,223

			2,082,342

Mining—0.2%
American Rock Salt Co. LLC 2024 First Out Term Loan 11.59% (3 mo. USD Term SOFR + 7.000%)(2),(11)	06/09/28	695,982	701,201

Packaging & Containers—0.2%
Plaze, Inc. 2020 Incremental Term Loan 8.19% (1 mo. USD Term SOFR + 3.750%)(2)	08/03/26	745,043	719,663

Pharmaceuticals—0.1%
Gainwell Acquisition Corp. Term Loan B 8.40% (3 mo. USD Term SOFR + 4.000%)(2)	10/01/27	422,786	408,306

REIT—0.4%
OEG Borrower LLC 2024 Term Loan B 7.81% (3 mo. USD Term SOFR + 3.500%)(2)	06/30/31	1,576,529	1,573,573

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Retail—0.3%
Tacala LLC 2024 Term Loan B 7.83% (1 mo. USD Term SOFR + 3.500%)(2)	01/31/31		$1,197,821	$1,205,212

Software —1.1%
Boxer Parent Co., Inc. 2025 USD Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(2)	07/30/31		498,750	496,224
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.08% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28		545,757	517,252
DTI Holdco, Inc. 2025 Term Loan B 8.33% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29		1,745,625	1,728,012
EagleView Technology Corp. 2018 Add On Term Loan B 11.06% (3 mo. USD Term SOFR + 6.500%)	08/14/25		1,542,890	1,505,922
Planview Parent, Inc. 2024 1st Lien Term Loan 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	12/17/27		723,178	705,370

				4,952,780

Telecommunications—0.1%
Cyxtera DC Holdings, Inc. Term Loan B 0.00%(12),(13)	01/16/26		355,886	—
Zayo Group Holdings, Inc. USD Term Loan 7.44% (1 mo. USD Term SOFR + 3.000%)(2)	03/09/27		500,000	476,898

				476,898

Total Bank Loans (Cost: $52,662,761)				51,171,170

Total Fixed Income Securities (Cost: $409,153,642)				412,213,640

CONVERTIBLE SECURITIES—0.1%

CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services—0.1%
Worldline SA (France) 0.00%(3),(14)	07/30/25	EUR	15,000	20,661
Worldline SA (France) 0.00%(3),(14)	07/30/26	EUR	555,440	605,411

Total Commercial Services (Cost: $593,026)				626,072

Total Convertible Corporate Bonds (Cost: $593,026)				626,072

Total Convertible Securities (Cost: $593,026)				626,072

COMMON STOCK—0.1%

Issues		Shares		Value

Telecommunications—0.1%
Intelsat SA(15)			15,691	486,421

Total Common Stock (Cost: $496,022)				486,421

MONEY MARKET INVESTMENTS—3.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.27%(16)			5,023,312	5,023,312
TCW Central Cash Fund, 4.33%(16),(17)			10,719,745	10,719,745

Total Money Market Investments (Cost: $15,743,057)				15,743,057

WARRANTS—0.0%

Entertainment—0.0%
Cineworld Group PLC(13),(15)			288,340	4

Telecommunications—0.0%
Intelsat SA(15)			16	60

Total Warrants (Cost: $60)				64

Total Investments (99.6%) (Cost: $425,985,807)				429,069,254

Net Unrealized Appreciation (Depreciation) On Unfunded Commitments (0.0%)				3,832

Liabilities In Excess Of Other Assets (0.4%)				1,860,047

Net Assets (100.0%)				$430,933,133

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (18)
Goldman Sachs & Co.	EUR	385,000	07/01/25	$442,257	$451,932	$9,675
Goldman Sachs & Co.	EUR	979,806	07/11/25	1,118,999	1,150,827	31,828

				$1,561,256	$1,602,759	$41,503

SELL (19)
Citibank N.A.	EUR	7,692,000	07/11/25	$8,349,935	$9,034,604	$(684,669)
Goldman Sachs & Co.	EUR	1,218,850	07/11/25	1,394,141	1,431,595	(37,454)

				$9,744,076	$10,466,199	$(722,123)

Notes to the Schedule of Investments:
ACES	Alternative Credit Enhancement Securities.
EUR	Euro Currency.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $290,343,148 or 67.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2025, the value of these securities amounted to $7,118,318 or 1.7% of net assets.
(4)	Perpetual maturity.
(5)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—8.63% cash or 9.38% payment-in-kind interest.
(6)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(7)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $73,889, at an interest rate of 10.08% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(9)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(10)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $61,328, at an interest rate of 7.94% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 3.50% per annum.
(11)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $440,276, at an interest rate of 11.59% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 7.0% per annum.
(12)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(13)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(14)	Security is not accruing interest.
(15)	Non-income producing security.
(16)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(17)	Affiliated issuer.
(18)	Fund buys foreign currency, sells USD.
(19)	Fund sells foreign currency, buys USD.

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2025 were as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2025	Value at June 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$9,789,160	$127,330,585	$126,400,000	10,719,745	$10,719,745	$118,713	$—	$—	$—

Total					$10,719,745	$118,713	$—	$—	$—

TCW MetWest High Yield Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2025

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$361,042,470	$—	$361,042,470
Bank Loans*	—	51,171,170	—	51,171,170

Total Fixed Income Securities	—	412,213,640	—	412,213,640

Convertible Securities
Convertible Corporate Bonds*	—	626,072	—	626,072
Equity Securities
Money Market Investments	15,743,057	—	—	15,743,057
Common Stock*	—	486,421	—	486,421
Warrants*	—	60	4	64

Total Equity Securities	15,743,057	486,481	4	16,229,542

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	3,832	—	3,832

Total Investments	$15,743,057	$413,330,025	$4	$429,073,086

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	41,503	—	41,503

Total	$15,743,057	$413,371,528	$4	$429,114,589

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	(722,123)	—	(722,123)

Total	$—	$(722,123)	$—	$(722,123)

*	See Schedule of Investments for corresponding industries.

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—108.0% of Net Assets
ASSET-BACKED SECURITIES—5.1%
AMMC CLO 24 Ltd. Series 2021-24A, Class AR 5.47% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/20/35	$75,000	$75,041
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.94% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	70,000	70,223
Apidos CLO XII Ltd. Series 2013-12A, Class ARR 5.34% (3 mo. USD Term SOFR + 1.080%)(1),(2)	04/15/31	43,753	43,782
ARES XXVII CLO Ltd. Series 2013-2A, Class AR3 5.43% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/28/34	90,000	90,040
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR 5.43% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32	59,668	59,714
Elmwood CLO X Ltd. Series 2021-3A, Class A1R 5.54% (3 mo. USD Term SOFR + 1.270%)(1),(2)	04/20/34	125,000	125,077
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 5.35% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34	70,000	70,001
JGWPT XXX LLC Series 2013-3A, Class A 4.08% (1)	01/17/73	23,805	22,470
LCM 29 Ltd. Series 29A, Class AR 5.59% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31	138,106	138,141
Octagon Investment Partners 46 Ltd. Series 2020-2A, Class AR 5.68% (3 mo. USD Term SOFR + 1.422%)(1),(2)	07/15/36	70,000	70,086
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.66% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31	115,000	115,029
Regatta XIII Funding Ltd. Series 2018-2A, Class A1R 5.36% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/31	33,335	33,345
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2 5.45% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32	59,522	59,521
Sabey Data Center Issuer LLC Series 2021-1, Class A2 1.88% (1)	06/20/46	83,000	80,488
Skyline Aviation, Inc. Class A 3.23%	07/03/38	29,937	27,864
SLM Student Loan Trust Series 2008-2, Class B 5.82% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	20,000	20,515
SLM Student Loan Trust Series 2008-3, Class B 5.82% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	20,000	20,076
SLM Student Loan Trust Series 2008-5, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	35,000	35,606
SLM Student Loan Trust Series 2008-6, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	20,000	20,093
SLM Student Loan Trust Series 2008-7, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	20,000	20,257
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2 1.65%(1)	09/15/45	85,000	84,343
Wachovia Student Loan Trust Series 2006-1, Class A6 4.79% (90 day USD SOFR Average + 0.432%)(1),(2)	04/25/40	13,391	13,130

Total Asset-backed Securities (Cost: $1,283,744)			1,294,842

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—14.3%
Federal Home Loan Mortgage Corp., Pool #SD8199 2.00%	03/01/52	41,559	32,992
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52	39,148	32,601
Federal Home Loan Mortgage Corp. REMICS Series 4064, Class TB (PAC) 3.50%	06/15/42	98,618	89,759
Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O) 5.50%	07/15/36	102,155	19,007
Federal National Mortgage Association, Pool #BW9897 4.50%	10/01/52	19,922	19,097
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F) 1.58% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	42,708	3,267
Federal National Mortgage Association REMICS Series 2012-128, Class UA 2.50%	06/25/42	18,228	15,814
Federal National Mortgage Association REMICS Series 2013-5, Class GF 5.00% (30 day USD SOFR Average + 1.214%)(2)	10/25/42	27,673	26,782
Federal National Mortgage Association REMICS Series 2024-73, Class FB 5.51% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	36,151	36,062
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	123,590	119,363
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	97,975	93,957
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F) 2.17% (-1 mo. USD Term SOFR + 6.486%)(2)	10/20/33	112,089	8,162

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	$17,672	$16,082
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC) 3.50%	11/20/48	1,800	1,706
Government National Mortgage Association REMICS Series 2019-15, Class GT 3.50%	02/20/49	15,275	13,961
Government National Mortgage Association REMICS Series 2023-113, Class FD 5.65% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	34,586	34,736
Government National Mortgage Association, TBA
2.50%(3)	12/01/51	100,000	85,011
4.00%(3)	05/01/52	150,000	139,461
4.50%(3)	08/01/54	75,000	71,787
5.00%(3)	04/01/55	225,000	221,047
5.50%(3)	03/01/55	100,000	100,138
Uniform Mortgage-Backed Security, TBA
2.00%(3)	11/01/51	150,000	118,801
2.50%(3)	11/01/51	100,000	82,971
3.00%(3)	01/01/52	375,000	324,498
3.50%(3)	01/01/52	400,000	360,263
4.00%(3)	03/01/52	475,000	441,804
4.50%(3)	07/01/54	650,000	621,796
5.00%(3)	03/01/55	300,000	294,101
5.50%(3)	02/01/55	175,000	175,007

Total Residential Mortgage-backed Securities—Agency (Cost: $3,620,289)			3,600,033

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.8%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	69,000	66,230
245 Park Avenue Trust Series 2017-245P, Class A 3.51%(1)	06/05/37	115,000	111,807
BAMLL Commercial Mortgage Securities Trust Series 2018- PARK, Class A 4.23%(1),(4)	08/10/38	100,000	97,321
BFLD Mortgage Trust Series 2024-VICT, Class A 6.20% (1 mo. USD Term SOFR + 1.890%)(1),(2)	07/15/41	39,000	39,162
BX Trust Series 2019-OC11, Class C 3.86%(1)	12/09/41	79,000	74,396
BX Trust Series 2021-LBA, Class DV 6.03% (1 mo. USD Term SOFR + 1.714%)(1),(2)	02/15/36	33,214	33,031
BX Trust Series 2021-VIEW, Class A 5.71% (1 mo. USD Term SOFR + 1.394%)(1),(2)	06/15/36	50,000	49,776
BX Trust Series 2023-DELC, Class B 7.65% (1 mo. USD Term SOFR + 3.339%)(1),(2)	05/15/38	32,000	32,324
BXP Trust Series 2017-GM, Class B 3.54%(1),(4)	06/13/39	100,000	96,257
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41	100,000	89,643
COMM Mortgage Trust Series 2014-UBS3, Class XA (I/O) 0.76%(4)	06/10/47	73,522	2
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.68%(4)	09/10/47	140,407	2
COMM Mortgage Trust Series 2016-787S, Class A 3.55%(1)	02/10/36	35,000	34,397
COMM Mortgage Trust Series 2024-277P, Class A 6.34%(1)	08/10/44	79,000	83,353
CSAIL Commercial Mortgage Trust Series 2015-C4, Class AS 4.17%(4)	11/15/48	50,000	49,599
CSAIL Commercial Mortgage Trust Series 2019-C18, Class A2 2.84%	12/15/52	20,485	20,108
CSMC Trust Series 2021-B33, Class A2 3.17%(1)	10/10/43	100,000	87,794
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41	106,000	94,488
Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A 3.67%(1),(4)	09/10/35	56,000	55,291
FirstKey Homes Trust Series 2021-SFR2, Class E2 2.36%(1)	09/17/38	100,000	96,040
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39	70,000	70,084
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class B 7.10% (1 mo. USD Term SOFR + 2.790%)(1),(2)	03/15/28	100,000	100,530
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O) 0.53%(1),(4),(5)	08/10/43	2,313,571	34
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O) 0.09%(1),(4)	08/10/44	147,676	94
GWT Trust Series 2024-WLF2, Class B 6.45% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41	37,000	37,159
JPMBB Commercial Mortgage Securities Trust Series 2014- C22, Class XA (I/O) 0.55%(4)	09/15/47	128,531	2
JPMBB Commercial Mortgage Securities Trust Series 2014- C25, Class XA (I/O) 0.61%(4)	11/15/47	283,447	3
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class XB (I/O) 1.41%(1),(4)	11/15/43	425,656	16
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A 2.95%(1),(4)	09/06/38	70,000	68,273
Manhattan West Mortgage Trust Series 2020-1MW, Class B 2.41%(1),(4)	09/10/39	100,000	94,058
MHC Commercial Mortgage Trust Series 2021-MHC, Class B 5.53% (1 mo. USD Term SOFR + 1.215%)(1),(2)	04/15/38	36,000	36,019
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.78%(4)	04/15/48	130,489	2
NRTH Mortgage Trust Series 2024-PARK, Class A 5.95% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39	135,000	135,268
Progress Residential Trust Series 2021-SFR11, Class E2 3.53%(1)	01/17/39	80,000	75,509

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
SCOTT Trust Series 2023-SFS, Class A 5.91%(1)	03/10/40	$110,000	$112,901
SMRT Commercial Mortgage Trust Series 2022-MINI, Class B 5.66% (1 mo. USD Term SOFR + 1.350%)(1),(2)	01/15/39	33,000	32,734
SREIT Trust Series 2021-MFP, Class B 5.51% (1 mo. USD Term SOFR + 1.194%)(1),(2)	11/15/38	41,942	41,933
SREIT Trust Series 2021-MFP2, Class C 5.80% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36	100,000	99,988
SREIT Trust Series 2021-PALM, Class C 5.39% (1 mo. USD Term SOFR + 1.074%)(1),(2)	10/15/34	50,000	49,818
TCO Commercial Mortgage Trust Series 2024-DPM, Class B 5.90% (1 mo. USD Term SOFR + 1.592%)(1),(2)	12/15/39	100,000	100,036
UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.20%	10/15/52	60,000	55,050
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O) 0.27%(4)	07/15/58	343,754	118
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class AS 4.00%(4)	12/15/59	52,000	51,024
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A 6.01%(1)	06/10/37	100,000	103,002

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $2,710,869)			2,474,676

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O) 1.62%(4)	10/25/43	250,000	209
Federal National Mortgage Association-ACES Series 2016- M2, Class X3 (I/O) 2.04%(4)	04/25/36	39,511	2
Federal National Mortgage Association-ACES Series 2016- M4, Class X2 (I/O) 2.72%(4)	01/25/39	236,046	8,803
Government National Mortgage Association Series 2012-112 (I/O) 0.11%(4)	02/16/53	1,584,263	4,926
Government National Mortgage Association Series 2013-1 (I/O) 0.58%(4)	02/16/54	416,502	6,426
Government National Mortgage Association Series 2013-125 (I/O) 0.25%(4)	10/16/54	632,159	10,641

Total Commercial Mortgage-backed Securities — Agency (Cost: $213,493)			31,007

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.3%
ABFC Trust Series 2006-OPT1, Class A3D 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	09/25/36	52,018	51,413
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates Series 2005-R11, Class M3 5.18% (1 mo. USD Term SOFR + 0.864%)(2)	01/25/36	57,662	56,797
BCMSC Trust Series 2000-A, Class A2 7.58%(4)	06/15/30	19,426	1,379
Bear Stearns ARM Trust Series 2004-1, Class 12A 5.34%(4)	04/25/34	4,849	4,345
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A3 4.58% (1 mo. USD Term SOFR + 0.264%)(2)	04/25/36	47,777	46,964
Carrington Mortgage Loan Trust Series 2007-HE1, Class A4 4.72% (1 mo. USD Term SOFR + 0.404%)(2)	06/25/37	85,000	80,912
Chase Home Lending Mortgage Trust Series 2024-10, Class A4A 5.50%(1),(4)	10/25/55	97,216	97,505
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(4)	05/01/61	44,780	41,370
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1 5.06% (1 mo. USD Term SOFR + 0.744%)(2)	02/25/35	29,334	27,624
Countrywide Asset-Backed Certificates Trust Series 2007- 13, Class 2A1 5.33% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/47	15,336	14,251
Cross Mortgage Trust Series 2024-H6, Class A1 5.13%(1),(4)	09/25/69	89,189	88,933
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class M2 5.81% (30 day USD SOFR Average + 1.500%)(1),(2)	10/25/41	45,931	46,123
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1M2 6.21% (30 day USD SOFR Average + 1.900%)(1),(2)	12/25/41	50,000	50,436
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 6.11% (30 day USD SOFR Average + 1.800%)(1),(2)	01/25/44	50,000	50,603
GCAT Trust Series 2023-INV1, Class A7 6.00%(1),(4)	08/25/53	69,765	70,472
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 5.29%(4)	09/25/35	6,827	6,565
Home Equity Asset Trust Series 2005-4, Class M6 4.67% (1 mo. USD Term SOFR + 1.194%)(2)	10/25/35	60,259	59,782
Impac CMB Trust Series 2007-A, Class A 4.93% (1 mo. USD Term SOFR + 0.614%)(1),(2)	05/25/37	61,032	59,213

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3, Class A1 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	06/25/37	$105,578	$98,215
Long Beach Mortgage Loan Trust Series 2006-1, Class 1A 4.87% (1 mo. USD Term SOFR + 0.554%)(2)	02/25/36	2,176	2,147
MFA Trust Series 2021-INV1, Class A3 1.26%(1),(4)	01/25/56	48,510	46,755
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 3A1 5.26%(4)	07/25/34	6,466	6,408
New Residential Mortgage Loan Trust Series 2022-NQM4, Class A1 5.00%(1)	06/25/62	77,046	77,454
OBX Trust Series 2024-HYB1, Class A1 3.65%(1),(4)	03/25/53	66,480	65,538
OBX Trust Series 2024-NQM14, Class A1 4.94%(1)	09/25/64	84,619	84,195
OBX Trust Series 2024-NQM15, Class A1 5.32%(1)	10/25/64	86,242	86,146
Saxon Asset Securities Trust Series 2007-2, Class A2A 4.53% (1 mo. USD Term SOFR + 0.214%)(2)	05/25/47	56,649	41,338
Structured Asset Mortgage Investments II Trust Series 2004- AR1, Class 1A2 5.13% (1 mo. USD Term SOFR + 0.814%)(2)	03/19/34	886	842
Structured Asset Securities Corp. Series 2005-WF1, Class M4 5.56% (1 mo. USD Term SOFR + 1.239%)(2)	02/25/35	66,010	66,984
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A1 4.59% (1 mo. USD Term SOFR + 0.274%)(2)	01/25/37	90,699	85,787
Verus Securitization Trust Series 2023-4, Class A1 5.81%(1)	05/25/68	70,509	70,619
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 2A1 5.03% (1 mo. USD Term SOFR + 0.714%)(2)	04/25/34	8,831	8,650

Total Residential Mortgage-backed Securities—Non-agency (Cost: $1,605,776)			1,595,765

CORPORATE BONDS—65.1%

Aerospace & Defense—0.5%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%(1)	12/15/25	10,000	9,970
Boeing Co. 3.63%	02/01/31	100,000	94,244
General Electric Co. 4.90% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26	10,000	10,013

			114,227

Agriculture—1.2%
Altria Group, Inc. 4.88%	02/04/28	40,000	40,559
BAT Capital Corp. (United Kingdom) 4.39%	08/15/37	95,000	85,051
Imperial Brands Finance PLC (United Kingdom)
4.25%(1)	07/21/25	30,000	29,989
4.50%(1)	06/30/28	35,000	35,000
Philip Morris International, Inc. 5.75%	11/17/32	60,000	63,472
Reynolds American, Inc. (United Kingdom) 5.70%	08/15/35	50,000	51,096

			305,167

Airlines—0.5%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29	17,526	16,602
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33	24,550	21,298
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37	95,531	96,957

			134,857

Auto Manufacturers—0.2%
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32	35,000	35,609
5.80%(1)	03/27/35	20,000	20,150

			55,759

Banks—14.6%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(2)	03/11/27	25,000	24,528
2.30% (1 day USD SOFR + 1.220%)(2)	07/21/32	442,000	385,362
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31	210,000	192,100
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35	5,000	5,139
Bank of New York Mellon Corp. 5.83% (1 day USD SOFR Index + 2.074%)(2)	10/25/33	170,000	180,438
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32	225,000	196,936
2.56% (1 day USD SOFR + 1.167%)(2)	05/01/32	70,000	62,042
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33	32,000	28,623
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36	70,000	70,592
5.45% (1 day USD SOFR + 1.447%)(2)	06/11/35	45,000	46,024
Goldman Sachs Group, Inc.
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	50,000	48,434
2.65% (1 day USD SOFR + 1.264%)(2)	10/21/32	212,000	187,255
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35	65,000	64,260
5.54% (1 day USD SOFR + 1.380%)(2)	01/28/36	75,000	76,962
HSBC Holdings PLC (United Kingdom) 2.80% (1 day USD SOFR + 1.187%)(2)	05/24/32	155,000	137,803

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
JPMorgan Chase & Co.
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27		$205,000	$200,291
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32		365,000	316,751
2.96% (1 day USD SOFR + 1.260%)(2)	01/25/33		135,000	121,364
5.29% (1 day USD SOFR + 1.460%)(2)	07/22/35		55,000	56,024
Morgan Stanley
1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32		240,000	205,435
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		215,000	183,913
5.25% (1 day USD SOFR + 1.870%)(2)	04/21/34		25,000	25,452
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36		75,000	77,182
5.83% (1 day USD SOFR + 1.580%)(2)	04/19/35		70,000	73,415
PNC Financial Services Group, Inc.
5.22% (1 day USD SOFR + 1.072%)(2)	01/29/31		150,000	154,096
5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35		5,000	5,201
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34		15,000	16,784
Santander U.K. Group Holdings PLC (United Kingdom) 2.47% (1 day USD SOFR + 1.220%)(2)	01/11/28		30,000	29,086
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		140,000	138,407
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35		5,000	5,196
Wells Fargo & Co.
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31		80,000	73,298
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		295,000	269,651
5.50% (1 day USD SOFR + 1.780%)(2)	01/23/35		25,000	25,655

				3,683,699

Beverages—2.1%
Bacardi Ltd. 4.70%(1)	05/15/28		65,000	65,246
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		70,000	58,022
Coca-Cola Co. 4.65%	08/14/34		45,000	45,265
Constellation Brands, Inc.
2.25%	08/01/31		15,000	13,019
2.88%	05/01/30		30,000	27,784
Diageo Investment Corp. (United Kingdom) 5.63%	04/15/35		200,000	209,298
JDE Peet’s NV (Netherlands) 2.25%(1)	09/24/31		120,000	102,422

				521,056

Biotechnology—1.1%
Amgen, Inc. 5.25%	03/02/33		125,000	128,092
Biogen, Inc. 5.75%	05/15/35		70,000	72,077
Illumina, Inc.
2.55%	03/23/31		25,000	22,026
5.75%	12/13/27		15,000	15,380
Regeneron Pharmaceuticals, Inc. 1.75%	09/15/30		20,000	17,395
Royalty Pharma PLC 1.75%	09/02/27		25,000	23,686

				278,656

Chemicals—0.3%
International Flavors & Fragrances, Inc. 2.30%(1)	11/01/30		95,000	84,052

Commercial Services— 0.8%
Global Payments, Inc. 5.30%	08/15/29		60,000	61,105
Northwestern University 3.69%	12/01/38		20,000	17,491
RELX Capital, Inc. (United Kingdom) 3.00%	05/22/30		20,000	18,863
Rollins, Inc. 5.25%	02/24/35		100,000	100,435
S&P Global, Inc. 2.90%	03/01/32		10,000	9,094

				206,988

Computers—0.5%
Booz Allen Hamilton, Inc. 5.95%	04/15/35		55,000	56,150
Dell International LLC/EMC Corp. 5.00%	04/01/30		70,000	71,163

				127,313

Cosmetics/Personal Care—0.1%
Kenvue, Inc. 4.90%	03/22/33		15,000	15,224

Diversified Financial Services—2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28		80,000	76,250
3.30%	01/30/32		40,000	36,249
3.88%	01/23/28		16,000	15,766
Air Lease Corp.
3.63%	12/01/27		26,000	25,615
4.63%	10/01/28		30,000	30,210
American Express Co. 6.49% (1 day USD SOFR + 1.940%)(2)	10/30/31		100,000	109,060
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		46,000	43,741
2.75%(1)	02/21/28		10,000	9,493
Blackrock, Inc. 3.75%	07/18/35	EUR	100,000	119,686
Capital One Financial Corp. 6.70%	11/29/32		15,000	16,382
Intercontinental Exchange, Inc. 1.85%	09/15/32		30,000	24,926
Mastercard, Inc. 4.55%	01/15/35		80,000	78,711

				586,089

Electric—6.0%
Alliant Energy Finance LLC
1.40%(1)	03/15/26		90,000	87,470
5.95%(1)	03/30/29		35,000	36,774
Ameren Corp. 3.50%	01/15/31		50,000	47,271

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Electric (Continued)
Appalachian Power Co. 3.30%	06/01/27		$20,000	$19,632
Arizona Public Service Co. 6.35%	12/15/32		100,000	108,111
Berkshire Hathaway Energy Co. 1.65%	05/15/31		25,000	21,323
Black Hills Corp. 4.35%	05/01/33		36,000	33,971
Commonwealth Edison Co. 6.45%	01/15/38		20,000	22,114
Duke Energy Corp. 2.55%	06/15/31		35,000	31,219
Duke Energy Florida LLC 5.88%	11/15/33		45,000	48,043
Eurogrid GmbH (Germany) 1.11%(6)	05/15/32	EUR	100,000	101,490
Evergy Missouri West, Inc. 5.65%(1)	06/01/34		50,000	51,232
Eversource Energy
4.60%	07/01/27		30,000	30,162
5.13%	05/15/33		70,000	70,054
Exelon Corp. 5.30%	03/15/33		35,000	35,898
FirstEnergy Transmission LLC 4.55%	01/15/30		25,000	25,026
Florida Power & Light Co. 5.30%	06/15/34		205,000	211,529
ITC Holdings Corp. 4.95%(1)	09/22/27		20,000	20,228
Jersey Central Power & Light Co. 2.75%(1)	03/01/32		90,000	79,021
Narragansett Electric Co. 3.40%(1)	04/09/30		35,000	33,426
Oklahoma Gas & Electric Co. 5.40%	01/15/33		15,000	15,530
Oncor Electric Delivery Co. LLC 5.35%(1)	04/01/35		200,000	204,090
Public Service Co. of New Mexico 3.85%	08/01/25		40,000	39,972
Southwestern Electric Power Co.
4.10%	09/15/28		15,000	14,872
5.30%	04/01/33		105,000	105,942
Xcel Energy, Inc. 3.40%	06/01/30		10,000	9,494

				1,503,894

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%(1)	04/28/26		15,000	14,889

Entertainment—0.4%
WarnerMedia Holdings, Inc. 4.28%(7)	03/15/32		122,000	103,050

Environmental Control—1.0%
Republic Services, Inc.
2.90%	07/01/26		5,000	4,932
5.15%	03/15/35		80,000	81,629
Waste Management, Inc.
4.95%	03/15/35		175,000	175,849

				262,410

Food—1.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31		32,000	29,791
6.75%	03/15/34		50,000	54,636
Mars, Inc.
4.80%(1)	03/01/30		165,000	167,219
5.20%(1)	03/01/35		30,000	30,364
Mondelez International Holdings Netherlands BV 0.88%(6)	10/01/31	EUR	100,000	102,828
Pilgrim’s Pride Corp. 3.50%	03/01/32		60,000	54,100
Smithfield Foods, Inc. 2.63%(1)	09/13/31		40,000	34,516

				473,454

Forest Products & Paper—0.1%
Georgia-Pacific LLC 2.30%(1)	04/30/30		20,000	18,195

Gas—2.9%
Boston Gas Co. 3.76%(1)	03/16/32		25,000	23,072
CenterPoint Energy Resources Corp. 5.40%	03/01/33		130,000	133,605
East Ohio Gas Co. 2.00%(1)	06/15/30		15,000	13,348
KeySpan Gas East Corp. 5.99%(1)	03/06/33		85,000	88,402
National Gas Transmission PLC (United Kingdom) 4.25%(6)	04/05/30	EUR	100,000	122,675
NiSource, Inc. 5.40%	06/30/33		75,000	76,891
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		55,000	55,679
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31		10,000	8,911
5.40%	06/15/33		65,000	66,982
Southern Co. Gas Capital Corp.
4.95%	09/15/34		5,000	4,956
5.15%	09/15/32		20,000	20,341
5.75%	09/15/33		102,000	107,100

				721,962

Health Care-Products—1.6%
Alcon Finance Corp. 2.75%(1)	09/23/26		40,000	39,135
Baxter International, Inc. 3.95%	04/01/30		10,000	9,778
Dentsply Sirona, Inc. 3.25%	06/01/30		35,000	31,952
GE HealthCare Technologies, Inc. 4.80%	08/14/29		65,000	65,961
Medtronic Global Holdings SCA 4.50%	03/30/33		20,000	19,798
Revvity, Inc. 2.55%	03/15/31		35,000	30,772
Smith & Nephew PLC (United Kingdom) 2.03%	10/14/30		30,000	26,303
STERIS Irish FinCo UnLtd Co. 2.70%	03/15/31		30,000	26,966
Stryker Corp. 3.38%	09/11/32	EUR	100,000	117,914
Thermo Fisher Scientific, Inc. 5.09%	08/10/33		34,000	34,798

				403,377

Health Care-Services—4.4%
Ascension Health 2.53%	11/15/29		20,000	18,665
Barnabas Health, Inc. 4.00%	07/01/28		15,000	15,035

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
Health Care-Services (Continued)
Centene Corp. 3.00%	10/15/30	$85,000	$75,987
Cigna Group 2.40%	03/15/30	105,000	95,848
Elevance Health, Inc.
5.20%	02/15/35	70,000	70,767
5.50%	10/15/32	60,000	62,605
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26	20,000	19,236
HCA, Inc.
3.63%	03/15/32	75,000	69,209
4.13%	06/15/29	65,000	63,900
Health Care Service Corp. A Mutual Legal Reserve Co. 5.45%(1)	06/15/34	45,000	45,716
Humana, Inc.
3.70%	03/23/29	10,000	9,699
5.38%	04/15/31	150,000	153,483
IQVIA, Inc. 6.25%	02/01/29	35,000	36,600
Premier Health Partners 2.91%	11/15/26	15,000	14,625
Providence St. Joseph Health Obligated Group 2.75%	10/01/26	20,000	19,584
Roche Holdings, Inc. 5.59%(1)	11/13/33	100,000	106,064
UnitedHealth Group, Inc. 5.15%	07/15/34	205,000	207,146
Universal Health Services, Inc. 1.65%	09/01/26	35,000	33,816

			1,117,985

Household Products/Wares—0.1%
Church & Dwight Co., Inc. 5.60%	11/15/32	20,000	21,070

Insurance—2.5%
Aon Corp. 2.80%	05/15/30	40,000	37,093
Athene Global Funding 1.61%(1)	06/29/26	5,000	4,864
Brown & Brown, Inc. 4.20%	03/17/32	30,000	28,720
Equitable Financial Life Global Funding 1.30%(1)	07/12/26	25,000	24,277
Farmers Exchange Capital 7.05%(1)	07/15/28	20,000	21,021
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57	65,000	53,054
Marsh & McLennan Cos., Inc. 2.25%	11/15/30	30,000	26,875
Metropolitan Life Global Funding I 2.95%(1)	04/09/30	180,000	168,642
MMI Capital Trust I 7.63%	12/15/27	50,000	53,003
New York Life Global Funding 5.00%(1)	01/09/34	115,000	115,975
New York Life Insurance Co. 5.88%(1)	05/15/33	65,000	68,253
Willis North America, Inc. 5.35%	05/15/33	25,000	25,635

			627,412

Internet—0.3%
Uber Technologies, Inc. 4.80%	09/15/34	85,000	83,740

Lodging—0.7%
Choice Hotels International, Inc. 5.85%	08/01/34	40,000	40,400
Hyatt Hotels Corp. 5.05%	03/30/28	70,000	70,770
Las Vegas Sands Corp. 6.00%	06/14/30	55,000	56,744

			167,914

Media—1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%	02/01/32	185,000	156,140
Comcast Corp. 1.95%	01/15/31	10,000	8,768
Discovery Communications LLC 3.63%	05/15/30	35,000	28,385
Fox Corp. 6.50%	10/13/33	65,000	70,350

			263,643

Oil & Gas—0.2%
Aker BP ASA (Norway) 3.10%(1)	07/15/31	67,000	59,950

Packaging & Containers—1.7%
Amcor Finance USA, Inc. 5.63%	05/26/33	15,000	15,558
Amcor Flexibles North America, Inc. 5.50%(1)	03/17/35	40,000	40,646
Berry Global, Inc.
1.57%	01/15/26	20,000	19,648
1.65%	01/15/27	20,000	19,193
5.65%	01/15/34	85,000	87,950
Sealed Air Corp. 1.57%(1)	10/15/26	30,000	28,804
Smurfit Kappa Treasury ULC (Ireland) 5.44%	04/03/34	200,000	203,698
Sonoco Products Co. 3.13%	05/01/30	25,000	23,311

			438,808

Pharmaceuticals—3.1%
AbbVie, Inc. 5.20%	03/15/35	95,000	97,148
Bayer U.S. Finance II LLC (Germany)
4.38%(1)	12/15/28	25,000	24,769
6.50%(1)	11/21/33	35,000	37,516
Becton Dickinson & Co. 3.70%	06/06/27	20,000	19,783
Bristol-Myers Squibb Co. 5.20%	02/22/34	135,000	138,320
CVS Health Corp.
3.25%	08/15/29	40,000	38,029
5.30%	06/01/33	150,000	151,299
Elanco Animal Health, Inc. 6.65%	08/28/28	15,000	15,625
Eli Lilly & Co. 4.75%	02/12/30	140,000	143,612
Johnson & Johnson 5.00%	03/01/35	45,000	46,184
Pfizer Investment Enterprises Pte. Ltd. 4.75%	05/19/33	35,000	34,959

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals (Continued)
Zoetis, Inc. 5.60%	11/16/32	$20,000	$21,145

			768,389

Pipelines—0.5%
Pipeline Funding Co. LLC 7.50%(1)	01/15/30	15,938	16,621
Plains All American Pipeline LP/PAA Finance Corp. 4.65%	10/15/25	30,000	29,992
Southern Natural Gas Co. LLC 4.80%(1)	03/15/47	30,000	25,060
TransCanada PipeLines Ltd. (Canada)
4.63%	03/01/34	30,000	28,797
5.60%	03/31/34	35,000	35,690

			136,160

REIT—3.9%
American Assets Trust LP
3.38%	02/01/31	25,000	22,420
6.15%	10/01/34	5,000	5,006
American Homes 4 Rent LP
2.38%	07/15/31	30,000	26,123
American Tower Corp.
2.30%	09/15/31	148,000	128,650
2.90%	01/15/30	15,000	13,981
Americold Realty Operating Partnership LP
5.41%	09/12/34	45,000	44,124
5.60%	05/15/32	20,000	20,104
Crown Castle, Inc.
2.25%	01/15/31	120,000	104,493
3.30%	07/01/30	25,000	23,414
CubeSmart LP 4.38%	02/15/29	15,000	14,903
Digital Realty Trust LP 3.60%	07/01/29	10,000	9,697
DOC Dr. LLC (REIT) 4.30%	03/15/27	26,000	25,958
Equinix, Inc. 2.50%	05/15/31	35,000	31,031
Essex Portfolio LP
2.65%	03/15/32	10,000	8,745
5.50%	04/01/34	35,000	35,860
Extra Space Storage LP 2.20%	10/15/30	40,000	35,357
GLP Capital LP/GLP Financing II, Inc. 5.30%	01/15/29	20,000	20,232
Healthcare Realty Holdings LP 3.10%	02/15/30	15,000	13,947
Host Hotels & Resorts LP
3.50%	09/15/30	30,000	27,906
5.70%	06/15/32	40,000	40,611
Hudson Pacific Properties LP 3.95%	11/01/27	25,000	23,986
Invitation Homes Operating Partnership LP 5.50%	08/15/33	20,000	20,357
Kilroy Realty LP (REIT) 3.05%	02/15/30	5,000	4,526
Lineage OP LP 5.25%(1)	07/15/30	25,000	25,168
LXP Industrial Trust
2.38%	10/01/31	25,000	21,183
2.70%	09/15/30	25,000	22,384
NNN REIT, Inc. 5.60%	10/15/33	40,000	41,397
Piedmont Operating Partnership LP 2.75%	04/01/32	35,000	29,237
Realty Income Corp. 5.13%	04/15/35	40,000	40,076
Rexford Industrial Realty LP 2.15%	09/01/31	30,000	25,730
UDR, Inc. (REIT) 4.40%	01/26/29	10,000	10,000
Ventas Realty LP (REIT) 4.13%	01/15/26	10,000	9,971
VICI Properties LP 5.13%	05/15/32	52,000	51,839
Weyerhaeuser Co. 3.38%	03/09/33	15,000	13,440

			991,856

Retail—1.1%
AutoZone, Inc. 5.13%	06/15/30	40,000	41,036
McDonald’s Corp. 4.95%	03/03/35	120,000	120,048
Starbucks Corp.
2.55%	11/15/30	20,000	18,139
4.80%	05/15/30	90,000	91,146

			270,369

Savings & Loans—0.1%
Nationwide Building Society (United Kingdom) 1.50%(1)	10/13/26	25,000	24,126

Semiconductors—0.9%
Broadcom, Inc.
2.60%(1)	02/15/33	65,000	55,683
3.42%(1)	04/15/33	20,000	18,139
Foundry JV Holdco LLC 5.50%(1)	01/25/31	55,000	56,417
Intel Corp. 2.00%	08/12/31	85,000	73,055
Micron Technology, Inc. 2.70%	04/15/32	15,000	13,062

			216,356

Software—3.6%
AppLovin Corp. 5.50%	12/01/34	70,000	71,184
Atlassian Corp. 5.50%	05/15/34	105,000	107,895
Cadence Design Systems, Inc. 4.70%	09/10/34	110,000	108,761
Constellation Software, Inc. (Canada) 5.46%(1)	02/16/34	100,000	102,053
Fiserv, Inc.
2.65%	06/01/30	20,000	18,333
5.63%	08/21/33	20,000	20,796
Open Text Corp. (Canada) 6.90%(1)	12/01/27	72,000	74,658
Oracle Corp.
2.88%	03/25/31	70,000	63,834
4.80%	08/03/28	30,000	30,499
6.25%	11/09/32	90,000	97,420
Paychex, Inc. 5.60%	04/15/35	140,000	144,788
Synopsys, Inc. 5.15%	04/01/35	30,000	30,262
Take-Two Interactive Software, Inc. 4.00%	04/14/32	50,000	47,450

			917,933

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Telecommunications—2.6%
Cisco Systems, Inc. 5.05%	02/26/34		$90,000	$92,164
Sprint Capital Corp. 8.75%	03/15/32		85,000	103,159
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		178,750	179,992
T-Mobile USA, Inc.
2.55%	02/15/31		179,000	160,518
3.50%	04/15/31		60,000	56,397
5.05%	07/15/33		55,000	55,366

				647,596

Transportation—0.2%
Norfolk Southern Corp. 3.00%	03/15/32		15,000	13,603
Union Pacific Corp.
2.38%	05/20/31		10,000	9,002
2.89%	04/06/36		20,000	16,590

				39,195

Total Corporate Bonds (Cost: $16,188,170)				16,406,820

MUNICIPAL BONDS —1.7%
City of Baltimore, Series B 2.13%	07/01/33		15,000	12,535
Commonwealth of Massachusetts, Series B 4.11%	07/15/31		8,263	8,209
County of Miami-Dade Aviation Revenue, Series D 3.50%	10/01/31		15,000	14,240
Empire State Development Corp., Series B 2.97%	03/15/34		15,000	13,182
Empire State Development Corp., Series F 2.00%	03/15/33		15,000	12,404
Maryland Economic Development Corp., Revenue Bond 5.43%	05/31/56		50,000	47,652
Massachusetts School Building Authority, Series B 2.97%	10/15/32		15,000	13,548
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-3 3.73%	08/01/29		5,000	4,913
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3 2.50%	11/01/33		50,000	42,334
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-3 1.97%	02/01/33		100,000	82,993
New York State Dormitory Authority, Revenue bonds 5.29%	03/15/33		45,167	45,745
New York State Dormitory Authority, Series C 1.95%	03/15/29		75,000	69,845
San Francisco City & County Airport Comm-San Francisco International Airport, Series C 3.05%	05/01/34		20,000	17,417
Santa Monica Community College District, 2.05%	08/01/33		20,000	16,632
University of Michigan, Series C 3.44%	04/01/31		25,000	24,009

Total Municipal Bonds (Cost: $481,879)				425,658

U.S. TREASURY SECURITIES—5.6%
U.S. Treasury Bonds 4.75%	05/15/55		35,000	34,811
U.S. Treasury Inflation-Indexed Notes 2.13%	01/15/35		320,166	325,500
U.S. Treasury Notes
3.75%	06/30/27		20,000	20,013
3.88%	06/15/28		282,000	283,531
3.88%	06/30/30		231,000	231,912
4.25%	05/15/35		510,000	510,917

Total U.S. Treasury Securities (Cost: $1,386,664)				1,406,684

Total Fixed Income Securities (Cost: $27,490,884)				27,235,485

CONVERTIBLE SECURITIES—0.2%

CONVERTIBLE CORPORATE BONDS—0.2%

Commercial Services—0.2%
Worldline SA (France) 0.00%(6),(8)	07/30/25	EUR	7,500	10,331
Worldline SA (France) 0.00%(6),(8)	07/30/26	EUR	27,500	29,974

Total Commercial Services (Cost: $37,261)				40,305

Total Convertible Corporate Bonds (Cost: $37,261)				40,305

Total Convertible Securities (Cost: $37,261)				40,305

Issues		Shares		Value

MONEY MARKET INVESTMENTS—3.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class,4.27%(9)			34,818	34,818
TCW Central Cash Fund,4.33%(9),(10)			952,933	952,933

Total Money Market Investments (Cost: $987,751)				987,751

PURCHASED OPTIONS(11) (0.0%) (Cost: $8,221)				7,405

Total Investments (112.1%) (Cost: $28,524,117)				28,270,946
Liabilities In Excess Of Other Assets (-12.1%)				(3,059,519)

Net Assets (100.0%)				$25,211,427

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
9	5-Year U.S. Treasury Note Futures	09/30/25	$969,360	$981,000	$11,640
52	2-Year U.S. Treasury Note Futures	09/30/25	10,774,531	10,817,219	42,688

			$11,743,891	$11,798,219	$54,328

Short Futures
24	10-Year U.S. Treasury Note Futures	09/19/25	(2,664,502)	(2,742,375)	(77,873)
2	Euro-Bobl Futures	09/8/25	(277,190)	(276,277)	913
2	Euro-Bund Futures	09/8/25	(307,334)	(305,553)	1,781
9	U.S. Ultra Long Bond Futures	09/19/25	(1,036,107)	(1,072,125)	(36,018)

			$(4,285,133)	$(4,396,330)	$(111,197)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (12)
Goldman Sachs & Co.	EUR	199,682	07/11/25	$229,687	$234,535	$4,848

				$229,687	$234,535	$4,848

SELL (13)
Goldman Sachs & Co.	EUR	704,826	07/11/25	$776,447	$827,850	$(51,403)

				$776,447	$827,850	$(51,403)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Goldman Sachs International	4.11	12/31/25	2,950,000	2,950,000	$1,852	$—	$1,852
2-Year Interest Rate Swap	Goldman Sachs International	3.86	12/31/25	670,000	670,000	838	2,010	(1,172)
2-Year Interest Rate Swap	Goldman Sachs International	4.09	12/31/25	720,000	720,000	461	2,160	(1,699)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.20	12/31/25	1,250,000	1,250,000	2,706	—	2,706
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.01	12/31/25	285,000	285,000	959	1,931	(972)
5-Year Interest Rate Swap	Bank of America	4.24	12/31/25	305,000	305,000	589	2,120	(1,531)

Total Swaptions						$7,405	$8,221	$(816)

Notes to the Schedule of Investments:
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $7,216,338 or 28.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2025.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Restricted security (Note 7).
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2025, the value of these securities amounted to $367,298 or 1.5% of net assets.
(7)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(8)	Security is not accruing interest.
(9)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(10)	Affiliated issuer.
(11)	See options table for description of purchased options.
(12)	Fund buys foreign currency, sells USD.
(13)	Fund sells foreign currency, buys USD.

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2025

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2025 were as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2025	Value at June 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$811,687	$7,652,246	$7,511,000	952,933	$952,933	$4,977	$—	$—	$—

Total					$952,933	$4,977	$—	$—	$—

TCW MetWest Investment Grade Credit Fund

Fair Valuation Summary (Unaudited)	June 30, 2025

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$16,406,820	$—	$16,406,820
Residential Mortgage-Backed Securities—Agency	—	3,600,033	—	3,600,033
Commercial Mortgage-Backed Securities—Non-Agency	—	2,474,676	—	2,474,676
Residential Mortgage-Backed Securities—Non-Agency	—	1,595,765	—	1,595,765
U.S. Treasury Securities	1,406,684	—	—	1,406,684
Asset-Backed Securities	—	1,294,842	—	1,294,842
Municipal Bonds	—	425,658	—	425,658
Commercial Mortgage-Backed Securities—Agency	—	31,007	—	31,007

Total Fixed Income Securities	1,406,684	25,828,801	—	27,235,485

Convertible Securities
Convertible Corporate Bonds*	—	40,305	—	40,305
Equity Securities
Money Market Investments	987,751	—	—	987,751
Swaptions
Purchased Swaptions—OTC	7,405	—	—	7,405

Total Investments	$2,401,840	$25,869,106	$—	$28,270,946

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	4,848	—	4,848
Futures Contracts
Interest Rate Risk	57,022	—	—	57,022

Total	$2,458,862	$25,873,954	$—	$28,332,816

Liability Derivatives
Futures Contracts
Interest Rate Risk	(113,891)	—	—	(113,891)
Forward Currency Contracts
Foreign Currency Risk	—	(51,403)	—	(51,403)

Total	$(113,891)	$(51,403)	$—	$(165,294)

*	See Schedule of Investments for corresponding industries.

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—107.4% of Net Assets
ASSET-BACKED SECURITIES—14.6%
Access Group, Inc. Series 2015-1, Class A 5.12% (30 day USD SOFR Average + 0.814%)(1),(2)	07/25/56	$563,068	$556,452
Allegro CLO VII Ltd. Series 2018-1A, Class AR 5.39% (3 mo. USD Term SOFR + 1.130%)(1),(2)	06/13/31	638,948	639,157
Apidos CLO XXXI Ltd. Series 2019-31A, Class A1R 5.62% (3 mo. USD Term SOFR + 1.362%)(1),(2)	04/15/31	2,253,228	2,257,016
Avis Budget Rental Car Funding AESOP LLC Series 2022-5A, Class C 6.24%(1)	04/20/27	1,260,000	1,264,336
Barings CLO Ltd. Series 2018-4A, Class A1R 5.41% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/30	4,949,318	4,952,629
Carvana Auto Receivables Trust Series 2021-N2, Class D 1.27%	03/10/28	576,282	558,370
CIFC Funding Ltd. Series 2016-1A, Class AR3 5.27% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/21/31	4,663,282	4,656,996
CLI Funding VI LLC Series 2020-1A, Class A 2.08%(1)	09/18/45	389,552	362,369
Credit Acceptance Auto Loan Trust Series 2025-1A, Class C 5.71%(1)	07/16/35	2,130,000	2,177,891
DataBank Issuer LLC Series 2021-1A, Class A2 2.06%(1)	02/27/51	1,000,000	978,399
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.76%(1)	04/15/49	1,470,000	1,398,886
Domino’s Pizza Master Issuer LLC Series 2015-1A, Class A2I 4.47%(1)	10/25/45	3,617,250	3,614,069
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12%(1)	07/25/48	2,145,140	2,138,693
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	2,678,005	2,681,888
Dryden 80 CLO Ltd. Series 2019-80A, Class AR 5.53% (3 mo. USD Term SOFR + 1.250%)(1),(2)	01/17/33	2,410,312	2,410,980
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R (I/F) 0.00% (-3 mo. USD Term SOFR + 1.150%)(1),(2),(3)	04/22/35	4,400,000	4,403,300
Elmwood CLO X Ltd. Series 2021-3A, Class A1R 5.54% (3 mo. USD Term SOFR + 1.270%)(1),(2)	04/20/34	1,625,000	1,625,999
Exeter Automobile Receivables Trust Series 2022-1A, Class D 3.02%	06/15/28	2,101,809	2,082,840
Global SC Finance VII SRL Series 2020-2A, Class A 2.26%(1)	11/19/40	2,418,502	2,309,866
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(2)	08/25/42	818,448	779,425
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 5.35% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34	2,600,000	2,600,052
HTS Fund II LLC Series 2025-1, Class A 5.35%(1)	06/23/45	1,535,000	1,534,980
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	2,251,558	2,125,304
LCM 29 Ltd. Series 29A, Class AR 5.59% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31	1,491,548	1,491,922
LCM 37 Ltd. Series 37A, Class A1R 5.32% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	2,800,000	2,800,028
LCM XXIV Ltd. Series 24A, Class AR 5.51% (3 mo. USD Term SOFR + 1.242%)(1),(2)	03/20/30	150,790	150,831
Madison Park Funding XXIII Ltd. Series 2017-23A, Class AR 5.51% (3 mo. USD Term SOFR + 1.232%)(1),(2)	07/27/31	5,483,530	5,490,384
Madison Park Funding XXIV Ltd. Series 2016-24A, Class AR2 5.39% (3 mo. USD Term SOFR + 1.120%)(1),(2)	10/20/29	1,206,650	1,207,176
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(1)	10/15/69	623,603	561,676
Navient Private Education Refi Loan Trust Series 2021-FA, Class A 1.11%(1)	02/18/70	3,162,744	2,804,088
Nelnet Student Loan Trust Series 2013-1A, Class A 5.02% (30 day USD SOFR Average + 0.714%)(1),(2)	06/25/41	795,467	787,238
Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class XR2 5.26% (3 mo. USD Term SOFR + 0.950%)(1),(2)	04/15/39	2,500,000	2,498,250
Neuberger Berman Loan Advisers CLO Ltd. Series 2022- 49A, Class AR 5.43% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/25/35	7,150,000	7,155,019
NYACK Park CLO Ltd. Series 2021-1A, Class X 5.18% (3 mo. USD Term SOFR + 0.912%)(1),(2)	10/20/34	502,232	502,001
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R 5.35% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/15/33	5,470,000	5,470,000
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class BR2 5.94% (3 mo. USD Term SOFR + 1.662%)(1),(2)	01/25/31	1,310,000	1,311,245

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.66% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31	$5,060,000	$5,061,280
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.46% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/15/33	2,823,371	2,826,756
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.72% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30	460,359	460,846
Rockford Tower CLO Ltd. Series 2018-1A, Class A 5.68% (3 mo. USD Term SOFR + 1.362%)(1),(2)	05/20/31	499,419	499,872
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2 5.45% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32	2,125,787	2,125,745
Santander Drive Auto Receivables Trust Series 2021-3, Class D 1.33%	09/15/27	1,433,520	1,427,806
Skyline Aviation, Inc. Class A 3.23%	07/03/38	5,089,286	4,736,813
SLM Student Loan Trust Series 2008-4, Class A4 6.27% (90 day USD SOFR Average + 1.912%)(2)	07/25/22	1,269,522	1,273,111
SLM Student Loan Trust Series 2008-6, Class A4 5.72% (90 day USD SOFR Average + 1.362%)(2)	07/26/83	690,076	682,610
SLM Student Loan Trust Series 2012-2, Class A 5.12% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	1,210,450	1,184,161
SLM Student Loan Trust Series 2014-1, Class A3 5.02% (30 day USD SOFR Average + 0.714%)(2)	02/26/29	2,194,425	2,128,962
Store Master Funding I-VII & XIV Series 2019-1, Class A3 3.32%(1)	11/20/49	976,944	952,218
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2 5.52% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/13/32	6,508,764	6,511,843
Trestles CLO V Ltd. Series 2021-5A, Class A1R 5.52% (3 mo. USD Term SOFR + 1.250%)(1),(2)	10/20/34	2,500,000	2,505,750
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2 1.65%(1)	09/15/45	7,280,000	7,223,744
Voya CLO Ltd. Series 2015-3A, Class A1R3 5.42% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/31	3,011,393	3,012,492
Voya CLO Ltd. Series 2017-2A, Class A1R 5.50% (3 mo. USD Term SOFR + 1.242%)(1),(2)	06/07/30	1,132,596	1,133,123
World Omni Auto Receivables Trust Series 2021-D, Class B 1.52%	11/15/27	5,325,000	5,261,608

Total Asset-backed Securities (Cost: $129,217,504)			129,348,495

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—28.8%
Federal Home Loan Mortgage Corp., Pool #C46104 6.50%	09/01/29	786	801
Federal Home Loan Mortgage Corp., Pool #A45796 7.00%	01/01/33	482	495
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC) 6.00%	07/15/29	89,466	91,027
Federal Home Loan Mortgage Corp. REMICS Series 2454, Class FQ 5.42% (30 day USD SOFR Average + 1.114%)(2)	06/15/31	1,571	1,589
Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC) 5.02% (30 day USD SOFR Average + 0.714%)(2)	10/15/33	774,677	777,063
Federal Home Loan Mortgage Corp. REMICS Series 3294, Class CB 5.50%	03/15/37	134,779	137,837
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA 4.72% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	236,498	233,833
Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF 4.72% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	609,893	603,020
Federal Home Loan Mortgage Corp. REMICS Series 3524, Class FC 5.36% (30 day USD SOFR Average + 1.054%)(2)	06/15/38	155,954	157,492
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class FM 5.32% (30 day USD SOFR Average + 1.014%)(2)	05/15/39	91,275	92,014
Federal Home Loan Mortgage Corp. REMICS Series 4959, Class JF 4.87% (30 day USD SOFR Average + 0.564%)(2)	03/25/50	4,171,535	4,040,975
Federal Home Loan Mortgage Corp. STRIPS Series 240, Class F30 4.72% (30 day USD SOFR Average + 0.414%)(2)	07/15/36	715,088	707,352
Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5 4.92% (30 day USD SOFR Average + 0.614%)(2)	06/15/42	892,234	881,453
Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2 4.92% (30 day USD SOFR Average + 0.614%)(2)	11/15/43	4,124,535	4,085,241
Federal National Mortgage Association, Pool #AE0083 6.00%	01/01/40	342,306	359,516
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	397,706	417,701

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #735861 6.50%	09/01/33	$3,438	$3,601
Federal National Mortgage Association, Pool #770900 6.55% (1 yr. USD RFUCCT + 1.552%)(2)	04/01/34	55,653	55,796
Federal National Mortgage Association REMICS Series 1997-76, Class FS 4.87% (30 day USD SOFR Average + 0.564%)(2)	09/17/27	1,262	1,260
Federal National Mortgage Association REMICS Series 2001-60, Class OF 5.37% (30 day USD SOFR Average + 1.064%)(2)	10/25/31	188,106	190,131
Federal National Mortgage Association REMICS Series 2007-64, Class FA 4.89% (30 day USD SOFR Average + 0.584%)(2)	07/25/37	122,162	121,450
Federal National Mortgage Association REMICS Series 2009-85, Class LF 5.62% (30 day USD SOFR Average + 1.314%)(2)	10/25/49	1,319,428	1,332,645
Federal National Mortgage Association REMICS Series 2009-96, Class FA 5.32% (30 day USD SOFR Average + 1.014%)(2)	11/25/49	834,411	835,490
Federal National Mortgage Association REMICS Series 2010-109, Class PF (PAC) 4.82% (30 day USD SOFR Average + 0.514%)(2)	10/25/40	358,225	356,850
Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F) 1.81% (-30 day USD SOFR Average + 6.116%)(2)	11/25/36	2,347,548	211,743
Federal National Mortgage Association REMICS Series 2010-43, Class DP (PAC) 5.00%	05/25/40	281,828	285,513
Federal National Mortgage Association REMICS Series 2010-6, Class BF 5.18% (30 day USD SOFR Average + 0.874%)(2)	02/25/40	700,418	702,456
Federal National Mortgage Association REMICS Series 2010-95, Class S (I/O) (I/F) 2.18% (-30 day USD SOFR Average + 6.486%)(2)	09/25/40	2,060,161	225,108
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.92% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	2,559,441	2,489,741
Federal National Mortgage Association REMICS Series 2020-10, Class FA 4.92% (30 day USD SOFR Average + 0.614%)(2)	03/25/50	4,537,589	4,403,114
Federal National Mortgage Association REMICS Series 2024-73, Class FB 5.51% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	13,353,333	13,320,396
Government National Mortgage Association, Pool #MB0023 4.00%(3)	11/20/54	4,774,864	4,441,329
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	4,898,731	4,697,836
Government National Mortgage Association, Pool #MB0024 4.50%(3)	11/20/54	3,588,748	3,438,581
Government National Mortgage Association, Pool #80968 4.63% (1 yr. CMT + 1.500%)(2)	07/20/34	88,150	89,345
Government National Mortgage Association, Pool #80059 4.88% (1 yr. CMT + 1.500%)(2)	04/20/27	1,764	1,765
Government National Mortgage Association, Pool #80610 4.88% (1 yr. CMT + 1.500%)(2)	06/20/32	3,383	3,428
Government National Mortgage Association, Pool #80589 5.63% (1 yr. CMT + 1.500%)(2)	03/20/32	6,457	6,486
Government National Mortgage Association, Pool #81201 6.13% (1 yr. CMT + 2.000%)(2)	01/20/35	3,092	3,153
Government National Mortgage Association, Pool #2286 8.50%	09/20/26	2	2
Government National Mortgage Association, Pool #2487 8.50%	09/20/27	254	254
Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I/F) 2.37% (-1 mo. USD Term SOFR + 6.686%)(2)	05/20/37	1,613,391	165,502
Government National Mortgage Association REMICS Series 2013-53, Class AD 1.50%	12/20/26	32,391	31,947
Government National Mortgage Association REMICS Series 2024-143, Class FB 5.45% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	13,408,587	13,411,622
Government National Mortgage Association REMICS Series 2024-144, Class FD 5.45% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	7,130,633	7,134,970
Government National Mortgage Association REMICS Series 2024-148, Class AF 5.48% (30 day USD SOFR Average + 1.180%)(2)	09/20/54	9,807,538	9,816,354
Government National Mortgage Association, TBA
4.00%(4)	05/01/52	950,000	883,252
4.50%(4)	08/01/54	4,625,000	4,426,881
5.00%(4)	04/01/55	11,400,000	11,199,730
5.50%(4)	03/01/55	7,400,000	7,410,212
Uniform Mortgage-Backed Security, TBA
3.50%(4)	03/01/37	14,925,000	14,406,901
3.50%(4)	01/01/52	8,150,000	7,340,359
4.00%(4)	09/01/37	20,900,000	20,447,923
4.00%(4)	03/01/52	13,700,000	12,742,569
4.50%(4)	04/01/39	30,175,000	29,992,698
4.50%(4)	07/01/54	16,275,000	15,568,803
5.00%(4)	02/01/40	30,825,000	31,056,342

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
5.00%(4)	03/01/55	$13,825,000	$13,553,166
5.50%(4)	02/01/55	5,425,000	5,425,214

Total Residential Mortgage-backed Securities — Agency (Cost: $254,342,149)			254,819,327

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—8.6%
AMSR Trust Series 2020-SFR2, Class G 4.00%(1)	07/17/37	2,000,000	1,994,838
AMSR Trust Series 2020-SFR2, Class H 5.25%(1)	07/17/37	5,200,000	5,186,148
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A 5.50% (1 mo. USD Term SOFR + 1.184%)(1),(2)	08/15/34	988,261	987,734
Bank Series 2018-BN14, Class A2 4.13%	09/15/60	3,316,174	3,289,496
Benchmark Mortgage Trust Series 2020-B17, Class A2 2.21%	03/15/53	4,076,897	3,786,442
BX Commercial Mortgage Trust Series 2021-XL2, Class A 5.12% (1 mo. USD Term SOFR + 0.803%)(1),(2)	10/15/38	1,258,375	1,258,565
BX Trust Series 2021-MFM1, Class A 5.13% (1 mo. USD Term SOFR + 0.814%)(1),(2)	01/15/34	374,520	374,448
BX Trust Series 2021-MFM1, Class B 5.38% (1 mo. USD Term SOFR + 1.064%)(1),(2)	01/15/34	1,354,500	1,354,279
BXP Trust Series 2017-GM, Class B 3.54%(1),(5)	06/13/39	2,465,000	2,372,727
COMM Mortgage Trust Series 2015-DC1, Class AM 3.72%	02/10/48	2,621,143	2,581,695
COMM Mortgage Trust Series 2016-DC2, Class ASB 3.55%	02/10/49	5,371	5,364
Extended Stay America Trust Series 2021-ESH, Class A 5.51% (1 mo. USD Term SOFR + 1.194%)(1),(2)	07/15/38	1,053,290	1,054,217
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38	2,350,000	2,285,069
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A 6.40% (1 mo. USD Term SOFR + 2.091%)(1),(2)	03/15/28	1,755,000	1,762,331
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.21%(1),(5)	08/10/44	1,969,101	1,926,270
GS Mortgage Securities Trust Series 2015-590M, Class C 3.93%(1),(5)	10/10/35	1,850,000	1,841,499
GWT Trust Series 2024-WLF2, Class A 6.00% (1 mo. USD Term SOFR + 1.691%)(1),(2)	05/15/41	2,767,000	2,777,912
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.85% (1 mo. USD Term SOFR + 1.541%)(1),(2)	05/15/37	2,480,000	2,484,854
HTL Commercial Mortgage Trust Series 2024-T53, Class A 6.07%(1),(5)	05/10/39	2,668,000	2,697,172
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A 2.95%(1),(5)	09/06/38	4,000,000	3,901,312
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC, Class A 5.48% (1 mo. USD Term SOFR + 1.164%)(1),(2)	04/15/38	4,520,245	4,522,484
MF1 Ltd. Series 2020-FL4, Class A 6.13% (1 mo. USD Term SOFR + 1.814%)(1),(2)	12/15/35	1,711,516	1,712,969
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class XA (I/O) 0.29%(5)	03/15/48	96,152	—
NRTH Mortgage Trust Series 2024-PARK, Class A 5.95% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39	3,000,000	3,005,953
One New York Plaza Trust Series 2020-1NYP, Class A 5.38% (1 mo. USD Term SOFR + 1.064%)(1),(2)	01/15/36	2,000,000	1,945,414
ReadyCap Commercial Mortgage Trust Series 2019-6, Class A 2.83%(1)	10/25/52	810,737	802,398
SMRT Commercial Mortgage Trust Series 2022-MINI, Class A 5.31% (1 mo. USD Term SOFR + 1.000%)(1),(2)	01/15/39	2,885,000	2,875,508
SREIT Trust Series 2021-MFP2, Class A 5.25% (1 mo. USD Term SOFR + 0.936%)(1),(2)	11/15/36	3,640,000	3,638,913
SREIT Trust Series 2021-PALM, Class E 6.34% (1 mo. USD Term SOFR + 2.024%)(1),(2)	10/15/34	2,500,000	2,493,914
Tricon American Homes Series 2020-SFR1, Class F 4.88%(1)	07/17/38	3,282,000	3,259,783
UBS Commercial Mortgage Trust Series 2018-C12, Class A2 4.15%	08/15/51	979,370	973,047
WB Commercial Mortgage Trust Series 2024-HQ, Class A 6.13%(1),(5)	03/15/40	2,978,000	2,990,713
Wells Fargo Commercial Mortgage Trust Series 2021- FCMT, Class A 5.63% (1 mo. USD Term SOFR + 1.314%)(1),(2)	05/15/31	3,760,000	3,743,013

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $75,812,491)			75,886,481

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—1.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ37, Class A1 1.68%	12/25/27	7,377,149	7,040,517
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL 5.14% (1 yr. MTA + 0.740%)(2)	05/25/44	848,361	848,447
Federal National Mortgage Association-ACES Series 2021- M1, Class A1 0.87%	11/25/30	1,126,658	1,069,614
Government National Mortgage Association Series 2008-92, Class E 5.56%(5)	03/16/44	425,175	423,882

Total Commercial Mortgage-backed Securities — Agency (Cost: $9,750,687)			9,382,460

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—13.3%
ACE Securities Corp. Home Equity Loan Trust Series 2006- OP1, Class A2D 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/36	$5,455,067	$5,045,804
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates Series 2005-R9, Class M1 5.14% (1 mo. USD Term SOFR + 0.819%)(2)	11/25/35	3,479,531	3,435,518
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1 5.17% (1 mo. USD Term SOFR + 0.849%)(2)	10/25/35	1,443,197	1,429,462
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A5 2.90% (1 mo. USD Term SOFR + 0.654%)(2)	03/25/36	1,207,307	1,187,970
Banc of America Alternative Loan Trust Series 2003-8, Class 1CB 5.50%	10/25/33	2,212,791	2,230,223
Bear Stearns ARM Trust Series 2004-3, Class 4A 5.51% (5)	07/25/34	170,019	165,135
BNC Mortgage Loan Trust Series 2007-1, Class A4 4.59% (1 mo. USD Term SOFR + 0.274%)(2)	03/25/37	2,650,281	2,590,055
C-BASS Trust Series 2007-CB5, Class A1 3.20% (1 mo. USD Term SOFR + 0.174%)(2)	04/25/37	1,737,129	993,749
Chase Funding Trust Series 2002-2, Class 2A1 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/32	665,541	663,906
Chase Home Lending Mortgage Trust Series 2024-9, Class A4 5.50% (1),(5)	09/25/55	2,856,064	2,866,886
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 6.79% (5)	02/25/37	1,798,187	1,766,056
Chase Mortgage Finance Trust Series 2007-A2, Class 2A3 6.61% (5)	06/25/35	329,942	329,517
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1 4.61% (1 mo. USD Term SOFR + 0.294%)(1),(2)	05/25/36	228,044	217,472
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1 6.54% (5)	08/25/34	6,202	5,824
CIM Trust Series 2021-R3, Class A1A 1.95% (1),(5)	06/25/57	4,692,980	4,343,585
CIM Trust Series 2022-I1, Class A1 4.35% (1),(5)	02/25/67	3,703,138	3,701,811
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1 4.72% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36	4,330,595	4,202,349
Countrywide Asset-Backed Certificates Trust Series 2006- 14, Class 2A3 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	02/25/37	1,301,067	1,263,273
Countrywide Asset-Backed Certificates Trust Series 2006-4, Class M1 4.96% (1 mo. USD Term SOFR + 0.639%)(2)	07/25/36	1,580,483	1,569,158
Countrywide Asset-Backed Certificates Trust Series 2007-7, Class 1A 4.63% (1 mo. USD Term SOFR + 0.314%)(2)	10/25/47	5,697,134	5,397,956
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR1, Class 5A1 6.13% (5)	02/25/34	24,373	24,388
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28	62,904	62,665
Cross Mortgage Trust Series 2024-H6, Class A1 5.13% (1),(5)	09/25/69	1,047,973	1,044,965
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6, Class M1A 6.46% (30 day USD SOFR Average + 2.150%)(1),(2)	09/25/42	717,886	723,459
FFMLT Trust Series 2005-FF8, Class M2 5.21% (1 mo. USD Term SOFR + 0.894%)(2)	09/25/35	374,742	374,088
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C 5.43% (1 mo. USD Term SOFR + 1.114%)(2)	08/25/34	305,073	280,190
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 5.15% (5)	09/25/34	691	704
Fremont Home Loan Trust Series 2005-E, Class 2A4 5.09% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/36	3,812,843	3,683,539
GMACM Home Equity Loan Trust Series 2000-HE2, Class A1 4.87% (1 mo. USD Term SOFR + 0.554%)(2)	06/25/30	45,542	40,958
GSAMP Trust Series 2005-HE4, Class M3 5.21% (1 mo. USD Term SOFR + 0.894%)(2)	07/25/45	483,716	483,973
GSAMP Trust Series 2006-HE2, Class M1 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	03/25/46	1,250,226	1,234,491
GSR Mortgage Loan Trust Series 2005-AR7, Class 2A1 4.98% (5)	11/25/35	59,195	57,230
Impac CMB Trust Series 2005-5, Class A1 5.07% (1 mo. USD Term SOFR + 0.434%)(2)	08/25/35	706,481	665,412

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2 5.23% (1 mo. USD Term SOFR + 0.914%)(2)	11/25/34	$397,220	$367,709
JPMorgan Mortgage Acquisition Corp. Series 2005-FRE1, Class M1 2.92% (1 mo. USD Term SOFR + 0.729%)(2)	10/25/35	1,692,841	1,666,178
JPMorgan Mortgage Acquisition Corp. Series 2006-NC1, Class M1 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/36	3,071,875	3,148,817
JPMorgan Mortgage Acquisition Corp. Series 2007-CH4, Class M1 4.66% (1 mo. USD Term SOFR + 0.344%)(2)	05/25/37	7,442,917	7,296,567
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 6.74% (5)	07/25/35	142,127	142,119
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2 6.37% (5)	07/25/35	41,669	42,326
JPMorgan Mortgage Trust Series 2024-4, Class A4A 6.00% (1),(5)	10/25/54	2,790,818	2,815,275
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class AC (I/O) 0.55% (5)	04/15/40	30,657,489	288,636
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2 4.41% (5)	01/25/34	1,838	1,800
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1 6.04% (5)	11/21/34	224,337	216,679
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3 5.63% (5)	04/25/34	29,563	28,756
MASTR Alternative Loan Trust Series 2003-1, Class 1A1 6.25%	12/25/32	389,634	400,142
MASTR Alternative Loan Trust Series 2003-5, Class 4A1 5.50%	07/25/33	1,109,012	1,101,401
MASTR Alternative Loan Trust Series 2003-9, Class 4A1 5.25%	11/25/33	1,154,861	1,160,845
MASTR Alternative Loan Trust Series 2004-7, Class 1A1 5.50%	07/25/34	970,759	983,450
MASTR Asset-Backed Securities Trust Series 2006-HE1, Class M1 4.99% (1 mo. USD Term SOFR + 0.669%)(2)	01/25/36	3,418,565	3,345,985
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 7.56% (5)	10/25/32	67,785	66,660
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C 4.79% (1 mo. USD Term SOFR + 0.474%)(2)	06/25/37	2,754,596	2,755,485
Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1 5.25% (5)	08/25/34	259,620	245,577
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79% (1)	10/15/40	1,687,076	1,692,562
Mid-State Trust Series 10W, Class A2 5.82%	02/15/36	123,471	122,759
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2 5.36% (1 mo. USD Term SOFR + 1.044%)(2)	07/25/34	606,899	644,104
Morgan Stanley Residential Mortgage Loan Trust Series 2025-1, Class A4 5.50% (1),(5)	03/25/55	2,605,360	2,613,297
MortgageIT Trust Series 2005-3, Class A1 5.03% (1 mo. USD Term SOFR + 0.714%)(2)	08/25/35	56,701	56,408
MortgageIT Trust Series 2005-4, Class A1 4.99% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	1,189,756	1,185,990
New Century Home Equity Loan Trust Series 2005-D, Class M1 5.11% (1 mo. USD Term SOFR + 0.789%)(2)	02/25/36	3,195,689	3,103,605
NLT Trust Series 2021-INV2, Class A1 1.16% (1),(5)	08/25/56	4,863,008	4,241,923
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates Series 2005-5, Class 1AP 4.99% (1 mo. USD Term SOFR + 0.674%)(2)	12/25/35	2,063,613	2,035,675
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW3, Class M2 5.17% (1 mo. USD Term SOFR + 0.849%)(2)	08/25/35	1,173,901	1,169,241
PHH Alternative Mortgage Trust Series 2007-3, Class A3 5.03% (1 mo. USD Term SOFR + 0.714%)(2)	07/25/37	3,107,096	3,053,606
PRPM LLC Series 2020-4, Class A1 6.61% (1)	10/25/25	4,669,475	4,669,994
RALI Trust Series 2005-QA3, Class NB1 3.65% (5)	03/25/35	820,120	449,539
Saxon Asset Securities Trust Series 2006-2, Class M1 4.87% (1 mo. USD Term SOFR + 0.549%)(2)	09/25/36	8,271,239	7,870,078
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.84%	01/25/36	1,282,803	1,097,807
Soundview Home Loan Trust Series 2006-OPT4, Class 2A4 4.89% (1 mo. USD Term SOFR + 0.574%)(2)	06/25/36	2,517,364	2,435,846
Specialty Underwriting & Residential Finance Trust Series 2005-BC2, Class M3 5.41% (1 mo. USD Term SOFR + 1.089%)(2)	12/25/35	604,655	600,972
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4 4.60% (1 mo. USD Term SOFR + 0.284%)(2)	01/25/37	103,295	103,131
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5 5.66% (5)	09/25/33	128,055	124,221

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Terwin Mortgage Trust Series 2004-7HE, Class A1 5.53% (1 mo. USD Term SOFR + 1.214%)(1),(2)	07/25/34		$51,522	$49,970
VOLT XCIV LLC Series 2021-NPL3, Class A1 6.24%(1)	02/27/51		582,482	582,675
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 5.32%(5)	01/25/35		215,024	202,438
WaMu Mortgage Pass-Through Certificates Trust Series 2004-CB2, Class 2A 5.50%	07/25/34		350,478	353,245
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1 5.01% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45		616,794	619,492
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2 5.09% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/45		77,687	77,306

Total Residential Mortgage-backed Securities—Non-agency (Cost: $120,839,907)				117,312,062

CORPORATE BONDS—31.9%

Aerospace & Defense—0.6%
Boeing Co. 6.26%	05/01/27		1,455,000	1,497,894
General Electric Co.
4.90% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26		2,235,000	2,237,883
5.07% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		2,182,000	2,047,567

				5,783,344

Agriculture—1.1%
Altria Group, Inc. 4.88%	02/04/28		1,425,000	1,444,907
BAT Capital Corp. (United Kingdom) 3.56%	08/15/27		2,440,000	2,401,497
Imperial Brands Finance PLC (United Kingdom) 3.50%(1)	07/26/26		5,205,000	5,145,559
Philip Morris International, Inc. 2.75%	06/06/29	EUR	440,000	512,889

				9,504,852

Airlines—0.1%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		1,100,618	1,042,615

Auto Manufacturers—0.1%
Volkswagen Group of America Finance LLC (Germany) 4.75%(1)	11/13/28		1,130,000	1,125,977

Banks—10.9%
Bank of America Corp.
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28		4,275,000	4,156,283
3.71% (3 mo. USD Term SOFR + 1.774%)(2)	04/24/28		944,000	933,144
Bank of New York Mellon 4.73% (1 day USD SOFR + 1.135%)(2)	04/20/29		3,235,000	3,280,614
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27		5,000,000	4,859,150
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28		4,987,000	4,886,063
Goldman Sachs Group, Inc.
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27		1,825,000	1,762,512
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		10,000,000	9,686,900
HSBC Holdings PLC (United Kingdom) 2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28		11,500,000	10,900,275
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27		14,051,000	13,765,062
2.18% (1 day USD SOFR + 1.890%)(2)	06/01/28		879,000	844,860
Lloyds Banking Group PLC (United Kingdom) 1.63% (1 yr. CMT + 0.850%)(2)	05/11/27		590,000	575,521
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%)(2)	12/10/26		5,000,000	4,920,550
1.59% (1 day USD SOFR + 0.879%)(2)	05/04/27		5,855,000	5,714,480
Morgan Stanley Bank NA 4.97% (1 day USD SOFR + 0.930%)(2)	07/14/28		3,155,000	3,194,469
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29		830,000	859,938
6.62% (1 day USD SOFR Index + 1.730%)(2)	10/20/27		4,570,000	4,699,925
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27		3,007,000	2,920,970
U.S. Bancorp 4.65% (1 day USD SOFR + 1.230%)(2)	02/01/29		5,365,000	5,404,218
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		1,275,000	1,229,317
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		11,735,000	12,119,673

				96,713,924

Beverages—0.2%
Constellation Brands, Inc. 2.25%	08/01/31		1,650,000	1,432,101

Biotechnology—0.3%
Illumina, Inc. 5.75%	12/13/27		2,275,000	2,332,580

Chemicals—0.4%
FIS Fabbrica Italiana Sintetici SpA (Italy) 5.63%(6)	08/01/27	EUR	200,000	236,805
International Flavors & Fragrances, Inc. 1.83%(1)	10/15/27		3,440,000	3,241,375

				3,478,180

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Commercial Services—0.9%
AA Bond Co. Ltd. (United Kingdom) 8.45%(6)	07/31/50	GBP	455,000	$664,374
Global Payments, Inc. 2.15%	01/15/27		7,201,000	6,970,352
Grand Canyon University 5.13%	10/01/28		150,000	145,548
RAC Bond Co. PLC (United Kingdom) 8.25%(6)	05/06/46	GBP	400,000	595,077

				8,375,351

Computers—0.2%
Dell International LLC/EMC Corp. 4.75%	04/01/28		1,415,000	1,432,249

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26		500,000	487,255
Air Lease Corp. 3.63%	04/01/27		4,835,000	4,783,410
American Express Co. 4.73% (1 day USD SOFR + 1.260%)(2)	04/25/29		4,540,000	4,591,484
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		2,545,000	2,419,990
2.75%(1)	02/21/28		1,350,000	1,281,541

				13,563,680

Electric—2.9%
Alliant Energy Finance LLC
1.40%(1)	03/15/26		6,540,000	6,356,161
5.95%(1)	03/30/29		805,000	845,797
Duke Energy Corp. 4.30%	03/15/28		1,835,000	1,839,349
Eversource Energy 2.90%	03/01/27		5,425,000	5,299,357
ITC Holdings Corp. 4.95%(1)	09/22/27		4,960,000	5,016,594
Jersey Central Power & Light Co. 4.30%(1)	01/15/26		1,868,000	1,864,731
Niagara Mohawk Power Corp. 4.65%(1)	10/03/30		4,400,000	4,400,000

				25,621,989

Entertainment—0.1%
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		150,000	147,241
Voyager Parent LLC 9.25%(1)	07/01/32		202,000	210,739
WarnerMedia Holdings, Inc. 3.76%	03/15/27		923,000	886,255

				1,244,235

Food—1.1%
ELO SACA (France) 4.88%(6)	12/08/28	EUR	500,000	532,517
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%	02/02/29		1,795,000	1,707,027
5.13%	02/01/28		2,205,000	2,259,838
Mars, Inc. 4.80%(1)	03/01/30		4,860,000	4,925,367

				9,424,749

Gas—0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		260,000	268,299
9.50%(1)	06/01/30		202,000	209,505
Southern Co. Gas Capital Corp. 3.88%	11/15/25		1,950,000	1,944,969

				2,422,773

Health Care-Products—0.3%
American Medical Systems Europe BV 3.00%	03/08/31	EUR	990,000	1,160,577
Thermo Fisher Scientific, Inc. 0.50%	03/01/28	EUR	1,555,000	1,734,525

				2,895,102

Health Care-Services—1.0%
HCA, Inc.
5.88%	02/15/26		1,980,000	1,982,337
7.58%	09/15/25		1,100,000	1,105,940
Humana, Inc. 4.88%	04/01/30		1,420,000	1,431,530
Kedrion SpA (Italy) 6.50%(1)	09/01/29		370,000	354,493
ModivCare, Inc. 5.00%(1),(7)	10/01/29		909,300	250,058
Premier Health Partners 2.91%	11/15/26		3,500,000	3,412,430

				8,536,788

Insurance—0.9%
Farmers Exchange Capital 7.05%(1)	07/15/28		1,625,000	1,707,989
Guardian Life Global Funding 4.80%(1)	04/28/30		1,685,000	1,715,397
MMI Capital Trust I 7.63%	12/15/27		2,000,000	2,120,120
Willis North America, Inc.
2.95%	09/15/29		35,000	32,952
4.65%	06/15/27		2,202,000	2,216,313

				7,792,771

Internet—0.3%
Uber Technologies, Inc.
4.30%	01/15/30		2,132,000	2,124,964
7.50%(1)	09/15/27		534,000	538,785

				2,663,749

Lodging—0.5%
Hyatt Hotels Corp. 5.05%	03/30/28		2,410,000	2,436,510
Las Vegas Sands Corp. 5.63%	06/15/28		1,860,000	1,898,056

				4,334,566

Media—0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%	07/23/25		397,000	397,075
CSC Holdings LLC 11.75%(1)	01/31/29		1,514,000	1,436,771
Discovery Communications LLC 4.13%	05/15/29		3,500,000	3,253,075
DISH Network Corp. 11.75%(1)	11/15/27		85,000	87,609

				5,174,530

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Office/Business Equipment—0.0%
Xerox Corp. 10.25%(1)	10/15/30		$310,000	$324,818

Packaging & Containers—0.3%
Berry Global, Inc.
1.65%	01/15/27		2,000,000	1,919,320
4.88%(1)	07/15/26		636,000	636,006

				2,555,326

Pharmaceuticals—0.9%
Bayer U.S. Finance LLC (Germany) 6.25%(1)	01/21/29		6,230,000	6,536,267
Grifols SA (Spain) 7.50%(6)	05/01/30	EUR	570,000	701,197
Teva Pharmaceutical Finance Netherlands II BV (Israel) 4.13%	06/01/31	EUR	514,000	605,639
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		180,000	182,830

				8,025,933

Pipelines—0.1%
Venture Global LNG, Inc.
9.00% (5 yr. CMT +
5.440%)(1),(2),(8)	09/30/29		91,000	88,756
9.88%(1)	02/01/32		525,000	567,289
Venture Global Plaquemines LNG LLC 6.75%	01/15/36		174,000	174,000

				830,045

Real Estate—0.1%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(6)	05/04/28	EUR	935,000	1,035,296

REIT—4.5%
American Tower Corp. (REIT) 5.25%	07/15/28		7,290,000	7,475,968
Crown Castle, Inc. 3.80%	02/15/28		3,940,000	3,871,286
DOC Dr. LLC (REIT) 4.30%	03/15/27		3,995,000	3,988,568
Extra Space Storage LP 3.88%	12/15/27		6,745,000	6,672,289
Federal Realty OP LP (REIT) 7.48%	08/15/26		1,850,000	1,893,697
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		1,245,000	1,197,553
5.30%	01/15/29		2,179,000	2,204,254
Healthcare Realty Holdings LP
3.50%	08/01/26		1,451,000	1,432,906
3.63%	01/15/28		3,255,000	3,177,921
Hudson Pacific Properties LP
3.25%	01/15/30		144,000	118,076
4.65%	04/01/29		601,000	540,089
Lineage OP LP 5.25%(1)	07/15/30		825,000	830,536
LXP Industrial Trust 6.75%	11/15/28		3,325,000	3,521,142
VICI Properties LP/VICI Note Co., Inc. 5.75% (1)	02/01/27		2,590,000	2,626,260

				39,550,545

Retail—0.1%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		886,000	879,568
5.88%(1)	04/01/29		86,000	79,703
Papa John’s International, Inc. 3.88%(1)	09/15/29		230,000	223,597

				1,182,868

Semiconductors—0.4%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		1,900,000	1,948,963
Intel Corp. 5.13%	02/10/30		1,415,000	1,447,672

				3,396,635

Software—0.4%
Open Text Corp. (Canada) 6.90%(1)	12/01/27		2,635,000	2,732,284
Oracle Corp. 4.80%	08/03/28		950,000	965,789

				3,698,073

Telecommunications—0.6%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		215,000	185,313
EchoStar Corp. 10.75%	11/30/29		45,000	46,305
Global Switch Finance BV (United Kingdom) 1.38%(6)	10/07/30	EUR	485,000	533,774
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		569,250	573,206
T-Mobile USA, Inc.
3.50%	04/15/31		755,000	709,662
3.75%	04/15/27		3,015,000	2,985,664
Zayo Group Holdings, Inc. 4.00%(1)	03/01/27		145,000	136,116

				5,170,040

Trucking & Leasing—0.2%
SMBC Aviation Capital Finance DAC (Ireland) 5.10%(1)	04/01/30		1,595,000	1,617,824

Total Corporate Bonds (Cost: $277,209,988)				282,283,508

MUNICIPAL BONDS—1.3%
Campbell Union School District, Series B 5.41%	08/01/27		2,545,000	2,581,078
City of Baltimore, Series C 5.00%	10/15/25		530,000	530,891
Commonwealth of Massachusetts, Series B 4.11%	07/15/31		1,730,353	1,718,949
County of Miami-Dade Aviation Revenue, Series B
2.14%	10/01/28		445,000	418,528
2.29%	10/01/29		985,000	912,594
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-2 2.31%	11/01/26		4,060,000	3,966,722
New York City Transitional Finance Authority,
3.19%	08/01/25		875,000	874,039
3.19%	08/01/25		235,000	234,746

Total Municipal Bonds (Cost: $11,548,877)				11,237,547

Foreign Government Bonds—0.1%
Israel Government International Bonds 5.38%	02/19/30		640,000	654,342

Total Foreign Government Bonds (Cost: $635,037)				654,342

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES—6.5%
U.S. Treasury Bonds 4.75%	05/15/55	$100,000	$99,461
U.S. Treasury Notes
3.75%	06/30/27	33,200,000	33,222,695
3.88%	06/15/28	17,270,000	17,363,771
3.88%	06/30/30	6,615,000	6,641,098
4.25%	05/15/35	435,000	435,782

Total U.S. Treasury Securities (Cost: $57,578,761)			57,762,807

BANK LOANS—1.2%

Advertising—0.0%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.79% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27	69,050	57,990
Planet U.S. Buyer LLC 2024 Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(2)	02/07/31	39,469	39,681

			97,671

Aerospace & Defense—0.0%
TransDigm, Inc. 2023 Term Loan J 6.80% (3 mo. USD Term SOFR + 2.500%)(2)	02/28/31	35,755	35,859
TransDigm, Inc. 2024 Term Loan I 7.05% (3 mo. USD Term SOFR + 2.750%)(2)	08/24/28	21,447	21,546

			57,405

Apparel—0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	64,659	64,704

Beverages—0.1%
Celsius Holdings, Inc. Term Loan 7.49% (3 mo. USD Term SOFR + 3.250%)(2)	04/01/32	47,596	47,935
Naked Juice LLC 2025 FLFO Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	446,698	443,906
Naked Juice LLC 2025 FLSO Term Loan 7.65% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	581,523	465,219
Naked Juice LLC 2025 FLTO Term Loan 10.40% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30	77,607	37,445
Primo Brands Corp. 2025 Term Loan B 6.55% (3 mo. USD Term SOFR + 2.250%)(2)	03/31/28	14,407	14,475

			1,008,980

Chemicals—0.0%
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.93% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	38,482	38,290

Commercial Services—0.1%
Albion Financing 3 SARL 2025 USD Term Loan B 7.32% (3 mo. USD Term SOFR + 3.000%)(2)	08/16/29	10,852	10,883
Belron Finance 2019 LLC 2024 USD Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(2)	10/16/31	34,296	34,494
Boost Newco Borrower LLC 2025 USD Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(2)	01/31/31	56,217	56,428
CCRR Parent, Inc. Term Loan B 8.70% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	21,078	9,248
CCRR Parent, Inc. US Acquisition Facility 8.68% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	59,169	26,448
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	07/06/29	38,795	38,965
Kelso Industries LLC Term Loan 10.08% (1 mo. USD Term SOFR + 5.750%)(2),(9)	12/30/29	101,666	102,428
KUEHG Corp. 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	06/12/30	17,855	17,885
Ryan LLC Term Loan 7.83% (1 mo. USD Term SOFR + 3.500%)(2)	11/14/30	36,285	36,379
TruGreen LP 2020 Term Loan 8.43% (1 mo. USD Term SOFR + 4.000%)(2)	11/02/27	165,638	157,564

			490,722

Computers—0.0%
McAfee LLC 2024 USD 1st Lien Term Loan B 7.32% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	11,865	11,547
Peraton Corp. Term Loan B 8.18% (1 mo. USD Term SOFR + 3.750%)(2)	02/01/28	82,710	73,250
Twitter, Inc. 2025 Fixed Term Loan 9.50%	10/26/29	62,483	60,842

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
Computers (Continued)
Twitter, Inc. Term Loan 10.93% (1 mo. USD Term SOFR + 6.500%)(2)	10/26/29	$87,443	$85,537

			231,176

Cosmetics/Personal Care—0.0%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(2)	04/28/32	124,324	124,985

Distribution & Wholesale—0.0%
BCPE Empire Holdings, Inc. 2025 Term Loan B 7.58% (1 mo. USD Term SOFR + 3.250%)(2)	12/11/30	91,981	91,567

Diversified Financial Services—0.1%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.07% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	533,459	534,446
Blackhawk Network Holdings, Inc. 2025 Term Loan B 8.33% (1 mo. USD Term SOFR + 4.000%)(2)	03/12/29	62,403	62,817
Deerfield Dakota Holding LLC 2020 USD Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	04/09/27	170,722	166,288
Jane Street Group LLC 2024 Term Loan B1 6.33% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	81,092	81,084

			844,635

Electric—0.1%
Calpine Corp. 2024 Term Loan B10 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/31	132,663	132,798
Calpine Corp. 2024 Term Loan B5 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	02/15/32	101,753	101,849
Cornerstone Generation LLC Term Loan B 0.00%(10)	10/28/31	26,261	26,425
Edgewater Generation LLC 2025 Repriced Term Loan 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	08/01/30	30,462	30,618
EFS Cogen Holdings I LLC 2020 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	10/03/31	50,604	50,894
Kestrel Acquisition LLC 2024 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	11/06/31	30,438	30,485
Potomac Energy Center LLC 2025 Term Loan 0.00%(10)	03/14/32	30,546	30,546
Potomac Energy Center LLC Term Loan 10.56% (3 mo. USD Term SOFR + 6.000%)(2)	11/12/26	31,185	31,302
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	30,389	30,554
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	1,943	1,953
Vistra Operations Co. LLC 1st Lien Term Loan B3 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	12/20/30	219,419	220,235

			687,659

Electrical Components & Equipment—0.0%
Pelican Products, Inc. 2021 Term Loan 8.81% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	79,768	70,146

Electronics—0.0%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	114,713	115,143

Engineering & Construction—0.0%
Artera Services LLC 2024 Term Loan 8.80% (3 mo. USD Term SOFR + 4.500%)(2)	02/15/31	82,437	69,406

Entertainment—0.1%
DK Crown Holdings, Inc. 2025 Term Loan B 6.07% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32	37,576	37,497
Flutter Financing BV 2025 Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(2)	06/04/32	135,685	135,855
GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3 7.02% (6 mo. USD Term SOFR + 2.750%)(2)	10/31/29	37,427	37,618
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	08/13/31	99,267	100,383
UFC Holdings LLC 2024 Term Loan B 6.57% (3 mo. USD Term SOFR + 2.250%)(2)	11/21/31	37,259	37,440
Voyager Parent LLC Term Loan B 0.00%(10)	05/09/32	145,823	144,527

			493,320

Food—0.0%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 10.25% (1 mo. USD Term SOFR + 2.750%)(2)	10/01/25	23,827	23,841
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 8.44% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	63,706	63,005

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
Food (Continued)
United Natural Foods, Inc. 2024 Term Loan 9.08% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	$99,571	$100,567

			187,413

Health Care-Products—0.0%
Antylia Scientific Term Loan 8.32% (3 mo. USD Term SOFR + 4.000%)(2)	05/27/32	53,942	52,639
Bausch & Lomb Corp. Term Loan 8.67% (1 mo. USD Term SOFR + 4.250%)(2)	05/10/27	47,428	47,403
NSM Top Holdings Corp. 2024 Term Loan 0.00%(10)	05/14/29	31,402	31,624

			131,666

Health Care-Services—0.1%
Heartland Dental LLC 2024 Term Loan 8.83% (1 mo. USD Term SOFR + 4.500%)(2)	04/28/28	37,609	37,703
IQVIA, Inc. 2025 Repriced Term Loan B 6.05% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31	175,454	176,414
ModivCare, Inc. 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/31	263,564	194,379
Modivcare, Inc. 2025 Incremental Term Loan 11.71% (3 mo. USD Term SOFR + 7.500%)(2)	01/09/26	81,493	63,402
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.79% (3 mo. USD Term SOFR + 3.250%)(2)	12/29/28	33,456	30,006
Star Parent, Inc. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	22,757	22,564

			524,468

Home Furnishings—0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 7.32% (1 mo. USD Term SOFR + 3.000%)(2)	07/31/28	52,928	52,913

Insurance—0.0%
AmWINS Group, Inc. 2025 Term Loan B 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	01/30/32	70,105	70,208
Asurion LLC 2021 Second Lien Term Loan B4 9.69% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	46,768	43,513

			113,721

Internet—0.1%
Arches Buyer, Inc. 2021 Term Loan B 7.68% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	122,769	121,411
Barracuda Networks, Inc. 2022 Term Loan 8.78% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	32,551	27,127
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	103,826	104,962
Magnite, Inc. 2025 Repriced Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	34,326	34,476
MH Sub I LLC 2023 Term Loan 8.58% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	52,021	48,900
MH Sub I LLC 2024 Term Loan B4 8.58% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31	77,619	67,650
Red Ventures LLC 2024 Term Loan B 7.08% (1 mo. USD Term SOFR + 2.750%)(2)	03/04/30	63,577	54,159
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.59% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	21,517	21,507
TripAdvisor, Inc. Term Loan 7.08% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31	46,661	46,603

			526,795

Leisure Time—0.0%
Sabre GLBL, Inc. 2022 1st Lien Term Loan B 9.43% (1 mo. USD Term SOFR + 5.000%)(2)	06/30/28	28,785	28,648
Sabre GLBL, Inc. 2024 Term Loan B1 10.43% (1 mo. USD Term SOFR + 6.000%)(2)	11/15/29	38,434	38,434

			67,082

Lodging—0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 6.07% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	498,366	500,624
Station Casinos LLC 2024 Term Loan B 0.00%(10)	03/14/31	28,813	28,897

			529,521

Machinery-Construction & Mining—0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.57% (1 mo. USD Term SOFR + 2.250%)(2)	01/27/31	44,745	44,806

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
Media—0.0%
Charter Communications Operating LLC 2023 Term Loan B4 0.00%(3),(10)	12/07/30	$132,167	$132,250
Charter Communications Operating LLC 2024 Term Loan B5 6.55% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	204,165	204,714
NEP Group, Inc. 2023 Term Loan B 1.50% (3 mo. USD Term SOFR + 3.250%)(2)	08/19/26	32,716	30,232
Virgin Media Bristol LLC 2024 Fungible Term Loan Y3 0.00%(10)	03/31/31	31,648	31,286

			398,482

Miscellaneous Manufacturers—0.0%
Cleanova Holdco 3 Ltd. 2025 Term Loan B 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32	34,060	33,464

Office/Business Equipment—0.0%
Xerox Holdings Corp. 2023 Term Loan B 8.22% (6 mo. USD Term SOFR + 4.000%)(2)	11/17/29	61,759	59,877

Packaging & Containers—0.0%
Balcan Innovations, Inc. Term Loan B 9.03% (3 mo. USD Term SOFR + 4.750%)(2)	10/18/31	44,529	40,967

Pharmaceuticals—0.0%
Gainwell Acquisition Corp. Term Loan B 8.40% (3 mo. USD Term SOFR + 4.000%)(2)	10/01/27	148,628	143,538
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 6.48% (3 mo. USD Term SOFR + 2.000%)(2)	11/15/27	105,912	105,721
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28	62,326	62,669
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 7.53% (3 mo. USD Term SOFR + 3.250%)(2)	12/04/31	50,295	50,410

			362,338

REIT—0.2%
Healthpeak Properties, Inc. 2024 Term Loan A3 0.00% (10)	03/01/29	669,298	652,566
Healthpeak Properties, Inc. Term Loan A1 5.27% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27	331,629	327,483
Healthpeak Properties, Inc. Term Loan A2 5.27% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27	331,629	327,483
Invitation Homes Operating Partnership LP 2024 Term Loan 5.26% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28	954,196	939,883

			2,247,415

Retail—0.0%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	20,326	20,264
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.56% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31	63,671	60,890
KFC Holding Co. 2021 Term Loan B 6.18% (1 mo. USD Term SOFR + 1.750%)(2)	03/15/28	192,242	193,414
Peer Holding III BV 2025 Term Loan B5B 0.00% (10)	07/01/31	57,325	57,704

			332,272

Software—0.1%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.08% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28	22,594	21,414
Castle U.S. Holding Corp. USD Term Loan B 8.34% (3 mo. USD Term SOFR + 3.750%)(2)	01/29/27	36,366	20,024
Cloud Software Group, Inc. 2024 1st Lien Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	03/29/29	54,611	54,732
DTI Holdco, Inc. 2025 Term Loan B 8.33% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	34,967	34,614
EagleView Technology Corp. 2018 Add On Term Loan B 0.00% (10)	08/14/25	224,758	219,373
ECI Macola Max Holding LLC 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	05/09/30	36,076	36,298
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.83% (1 mo. USD Term SOFR + 2.500%)(2)	01/30/32	37,721	37,758
Modena Buyer LLC Term Loan 8.78% (3 mo. USD Term SOFR + 4.500%)(2)	07/01/31	20,707	19,996
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.28% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30	97,295	88,629

			532,838

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Telecommunications—0.1%
Frontier Communications Corp. 2025 Term Loan B 6.79% (6 mo. USD Term SOFR + 2.500%)(2)	07/01/31		$31,428	$31,480
Zayo Group Holdings, Inc. USD Term Loan 7.44% (1 mo. USD Term SOFR + 3.000%)(2)	03/09/27		431,905	411,949

				443,429

Total Bank Loans (Cost: $11,314,267)				11,115,276

Total Fixed Income Securities (Cost: $948,249,668)				949,802,305

CONVERTIBLE SECURITIES—0.2%

CONVERTIBLE CORPORATE BONDS—0.2%

Beverages—0.1%
Davide Campari-Milano NV (Italy) 2.38%(6)	01/17/29	EUR	300,000	338,389

Commercial Services—0.1%
Worldline SA (France) 0.00%(6),(11)	07/30/26	EUR	1,000,000	1,089,966

Total Convertible Corporate Bonds (Cost: $1,333,000)				1,428,355

Total Convertible Securities (Cost: $1,333,000)				1,428,355

Issues		Shares		Value
MONEY MARKET INVESTMENTS—17.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.27%(12)			15,280,179	15,280,179
TCW Central Cash Fund,4.33%(12),(13)			140,838,194	140,838,194

Total Money Market Investments (Cost: $156,118,373)				156,118,373

PURCHASED OPTIONS(14) (0.0%) (Cost: $281,333)				253,057

Total Investments (125.2%) (Cost: $1,105,982,374)				1,107,602,090
Net unrealized appreciation (Depreciation) on Unfunded Commitments (0.0%)				133
Liabilities In Excess Of Other Assets (-25.2%)				(223,241,840)

Net Assets (100.0%)				$884,360,383

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
3,344	2-Year U.S. Treasury Note Futures	09/30/25	$692,841,598	$695,630,377	$2,788,779

			$692,841,598	$695,630,377	$2,788,779

Short Futures
406	10-Year U.S. Treasury Note Futures	09/19/25	(45,074,496)	(46,391,844)	(1,317,348)
1,323	5-Year U.S. Treasury Note Futures	09/30/25	(142,654,403)	(144,207,000)	(1,552,597)
33	Euro Schatz Futures	09/8/25	(4,160,505)	(4,154,547)	5,958
2	Euro-Bobl Future	09/8/25	(276,932)	(276,277)	655
5	Euro-Bund Future	09/8/25	(768,336)	(763,882)	4,454
135	U.S. Ultra Long Bond Futures	09/19/25	(15,541,602)	(16,081,875)	(540,273)

			$(208,476,274)	$(211,875,425)	$(3,399,151)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(15)
Bank Of New York	EUR	6,842,000	07/11/25	$7,684,538	$8,036,241	$351,703
Goldman Sachs & Co.	EUR	801,939	07/11/25	914,249	941,914	27,665

				$8,598,787	$8,978,155	$379,368

SELL(16)
Bank Of New York	EUR	6,842,000	07/11/25	$7,436,714	$8,036,241	$(599,527)
Goldman Sachs & Co.	EUR	1,149,462	07/11/25	1,308,033	1,350,096	(42,063)
JP Morgan Chase Bank	EUR	6,842,000	07/11/25	7,684,287	8,036,241	(351,954)
Goldman Sachs & Co.	GBP	934,000	07/11/25	1,210,305	1,279,957	(69,652)

				$17,639,339	$18,702,535	$(1,063,196)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions - OTC
2-Year Interest Rate Swap	Goldman Sachs International	4.11	12/31/25	100,340,000	100,340,000	63,004	—	63,004
2-Year Interest Rate Swap	Goldman Sachs International	3.86	12/31/25	23,185,000	23,185,000	29,007	69,555	(40,548)
2-Year Interest Rate Swap	Goldman Sachs International	4.09	12/31/25	24,540,000	24,540,000	15,710	73,620	(57,910)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.20	12/31/25	42,730,000	42,730,000	92,489	—	92,489
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.01	12/31/25	9,775,000	9,775,000	32,880	66,226	(33,346)
5-Year Interest Rate Swap	Bank of America	4.24	12/31/25	10,350,000	10,350,000	19,967	71,932	(51,965)

Total Swaptions						$253,057	$281,333	$(28,276)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $271,785,933 or 30.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2025.
(3)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2025, the value of these securities amounted to $5,727,395 or 0.7% of net assets.
(7)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(8)	Perpetual maturity.
(9)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 17,733, at an interest rate of 10.08% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(10)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(11)	Security is not accruing interest.
(12)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(13)	Affiliated issuer.
(14)	See options table for description of purchased options.
(15)	Fund buys foreign currency, sells USD.
(16)	Fund sells foreign currency, buys USD.

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2025 were as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2025	Value at June 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$17,362,135$	387,376,059$	263,900,000	140,838,194	$140,838,194	$890,102	$—	$—	$—

Total					$140,838,194	$890,102	$—	$—	$—

TCW MetWest Low Duration Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2025

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$282,283,508	$—	$282,283,508
Residential Mortgage-Backed Securities—Agency	—	254,819,327	—	254,819,327
Asset-Backed Securities	—	129,348,495	—	129,348,495
Residential Mortgage-Backed Securities—Non-Agency	—	117,312,062	—	117,312,062
Commercial Mortgage-Backed Securities—Non-Agency	—	75,886,481	—	75,886,481
U.S. Treasury Securities	57,762,807	—	—	57,762,807
Municipal Bonds	—	11,237,547	—	11,237,547
Bank Loans*	—	11,115,276	—	11,115,276
Commercial Mortgage-Backed Securities—Agency	—	9,382,460	—	9,382,460
Foreign Government Bonds	—	654,342	—	654,342

Total Fixed Income Securities	57,762,807	892,039,498	—	949,802,305

Convertible Securities
Convertible Corporate Bonds*	—	1,428,355	—	1,428,355
Equity Securities
Money Market Investments	156,118,373	—	—	156,118,373
Swaptions
Purchased Swaptions—OTC	253,057	—	—	253,057
Net Unrealized Appreciation (Depreciation) on Unfunded
Commitments	—	133	—	133

Total Investments	$214,134,237	$893,467,986	$—	$1,107,602,223

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	379,368	—	379,368
Futures Contracts
Interest Rate Risk	2,799,846	—	—	2,799,846

Total	$216,934,083	$893,847,354	$—	$1,110,781,437

Liability Derivatives
Futures Contracts
Interest Rate Risk	(3,410,218)	—	—	(3,410,218)
Forward Currency Contracts
Foreign Currency Risk	—	(1,063,196)	—	(1,063,196)

Total	$(3,410,218)	$(1,063,196)	$—	$(4,473,414)

*	See Schedule of Investments for corresponding industries.

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—102.1% of Net Assets
ASSET-BACKED SECURITIES—10.1%
AGL CLO 12 Ltd. Series 2021-12A, Class B 6.13% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/20/34	$125,000	$125,250
AIMCO CLO Series 2017-AA, Class SUB 0.00%(1),(3)	01/20/38	355,000	217,458
BCRED CLO LLC Series 2023-1A, Class A 6.57% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36	250,000	250,944
Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR 6.01% (3 mo. USD Term SOFR + 1.750%)(1),(2)	07/15/37	200,000	200,895
Carvana Auto Receivables Trust Series 2022-P3, Class R 0.00%(1),(4)	09/10/29	1,750	148,795
Cedar Funding II CLO Ltd. Series 2013-1A, Class BRR 5.88% (3 mo. USD Term SOFR + 1.612%)(1),(2)	04/20/34	75,000	75,093
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2 6.00%(1)	05/20/55	65,000	67,187
Crystal River CDO Ltd. Series 2005-1A, Class A 4.95% (3 mo. USD Term SOFR + 0.622%)(1),(2)	03/02/46	419,900	33,848
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.48%(1)	04/15/49	215,000	203,265
Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB 0.00%(1),(3)	07/17/37	250,000	177,014
Elmwood CLO 30 Ltd. Series 2024-6A, Class B 6.03% (3 mo. USD Term SOFR + 1.750%)(1),(2)	07/17/37	250,000	250,814
GLS Auto Receivables Issuer Trust Series 2023-2A, Class D 6.31%(1)	03/15/29	220,000	224,669
GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A, Class B 6.07% (3 mo. USD Term SOFR + 1.800%)(1),(2)	07/20/37	90,000	90,397
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R 7.03% (3 mo. USD Term SOFR + 2.750%)(1),(2)	01/20/36	175,000	176,207
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1 7.55% (3 mo. USD Term SOFR + 3.250%)(1),(2)	11/09/36	250,000	251,584
HPS Loan Management Ltd. Series 2023-18A, Class D 10.02% (3 mo. USD Term SOFR + 5.750%)(1),(2)	07/20/36	175,000	175,657
HPS Loan Management Ltd. Series 2024-19A, Class C2 7.16% (3 mo. USD Term SOFR + 2.900%)(1),(2)	04/15/37	250,000	251,443
KGS-Alpha SBA COOF Trust Series 2015-1, Class A (I/O) 1.45%(1),(3)	10/25/35	479,850	13,362
Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024- 56A, Class SUB 0.00%(1),(3)	07/24/37	250,000	195,343
OCP CLO Ltd. Series 2015-9A, Class SUB 0.00%(1),(3)	01/15/37	325,800	139,110
OCP CLO Ltd. Series 2023-28A, Class D 9.61% (3 mo. USD Term SOFR + 5.350%)(1),(2)	07/16/36	250,000	250,012
Octagon Investment Partners 46 Ltd. Series 2020-2A, Class BR 6.17% (3 mo. USD Term SOFR + 1.912%)(1),(2)	07/15/36	125,000	125,136
Palmer Square CLO Ltd. Series 2024-3A, Class SUB 0.00%(1),(3)	07/20/37	250,000	221,773
Park Avenue Institutional Advisers CLO Ltd. Series 2021- 1A, Class A2 6.28% (3 mo. USD Term SOFR + 2.012%)(1),(2)	01/20/34	40,000	40,040
Rad CLO 22 Ltd. Series 2023-22A, Class D 9.27% (3 mo. USD Term SOFR + 5.000%)(1),(2)	01/20/37	100,000	101,080
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.72% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30	31,568	31,601
Skyline Aviation, Inc. Class A 3.23%	07/03/38	56,132	52,244
SLC Student Loan Trust Series 2004-1, Class B 4.91% (90 day USD SOFR Average + 0.552%)(2)	08/15/31	83,735	73,849
SLM Student Loan Trust Series 2007-7, Class B 5.37% (90 day USD SOFR Average + 1.012%)(2)	10/27/70	215,000	215,883
SLM Student Loan Trust Series 2008-2, Class B 5.82% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	340,000	348,753
SLM Student Loan Trust Series 2008-3, Class B 5.82% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	340,000	341,292
SLM Student Loan Trust Series 2008-4, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	04/25/73	340,000	360,991
SLM Student Loan Trust Series 2008-5, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	235,000	239,066
Stratus CLO Ltd. Series 2021-3A, Class SUB 0.00%(1),(3)	12/29/29	250,000	38
Structured Receivables Finance LLC Series 2010-A, Class B 7.61%(1)	01/16/46	211,951	214,271
Structured Receivables Finance LLC Series 2010-B, Class B 7.97%(1)	08/15/36	249,209	253,983
TIF Funding II LLC Series 2021-1A, Class A 1.65%(1)	02/20/46	344,852	310,352

Total Asset-backed Securities (Cost: $6,848,279)			6,448,699

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—16.8%
Federal Home Loan Mortgage Corp., Pool #SD5846 2.00%	08/01/52	$118,152	$93,652
Federal Home Loan Mortgage Corp., Pool #RA6427 3.00%	12/01/51	196,818	170,413
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52	360,850	312,727
Federal Home Loan Mortgage Corp., Pool #SD3246 4.00%	08/01/52	43,089	40,195
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52	537,859	516,118
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52	101,461	97,344
Federal Home Loan Mortgage Corp. REMICS Series 3247, Class SI (I/O) (I/F) 0.15% (-30 day USD SOFR Average + 6.536%)(2)	08/15/36	4,704,514	19,003
Federal Home Loan Mortgage Corp. REMICS Series 3289, Class SD (I/O) (I/F) 1.70% (-30 day USD SOFR Average + 6.006%)(2)	03/15/37	390,850	27,403
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F) 4.04% (-30 day USD SOFR Average + 10.500%)(2)	06/25/55	98,219	93,337
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 4.12% (-30 day USD SOFR Average + 10.575%)(2)	06/25/55	98,475	93,385
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F) 4.49% (-30 day USD SOFR Average + 11.667%)(2)	06/25/55	98,540	94,985
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	886,121	118,822
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52	595,081	494,726
Federal National Mortgage Association, Pool #MA4624 3.00%	06/01/52	538,384	466,584
Federal National Mortgage Association, Pool #FS8864 4.00%	02/01/53	281,344	262,320
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	183,953	24,261
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	698,349	92,158
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	446,293	58,049
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	1,059,924	139,899
Federal National Mortgage Association REMICS Series 2000-45, Class SA (I/O) (I/F) 3.53% (-30 day USD SOFR Average + 7.836%)(2)	12/18/30	441	18
Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/F) (I/O) 8.50% (-30 day USD SOFR Average + 126.168%)(2)	09/25/31	128	132
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F) (I/O) 9.80% (-30 day USD SOFR Average + 99.197%)(2)	01/25/34	1,584	1,649
Federal National Mortgage Association REMICS Series 2006-125, Class SM (I/O) (I/F) 2.78% (-30 day USD SOFR Average + 7.086%)(2)	01/25/37	327,815	32,676
Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F) 1.63% (-30 day USD SOFR Average + 5.936%)(2)	11/25/36	360,033	29,587
Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F) 2.00% (-30 day USD SOFR Average + 6.306%)(2)	05/25/40	366,419	37,498
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F) 1.04% (-30 day USD SOFR Average + 5.350%)(2)	07/25/54	1,333,418	76,199
Government National Mortgage Association, Pool #MB0023 4.00%(6)	11/20/54	344,578	320,508
Government National Mortgage Association, Pool #MA8151 4.50%	07/20/52	357,209	344,991
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	122,468	117,446
Government National Mortgage Association REMICS Series 2013-25, Class SA (I/O) (I/F) 1.77% (-1 mo. USD Term SOFR + 6.086%)(2)	02/20/43	999,076	103,942
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F) 1.20% (-30 day USD SOFR Average + 5.500%)(2)	10/20/54	1,104,808	91,458
Government National Mortgage Association, TBA
4.00%(7)	05/01/52	350,000	325,408
4.50%(7)	08/01/54	375,000	358,936
5.00%(7)	04/01/55	850,000	835,068
5.50%(7)	03/01/55	900,000	901,242
Uniform Mortgage-Backed Security, TBA
2.00%(7)	11/01/51	425,000	336,601
2.50%(7)	11/01/51	400,000	331,885
3.00%(7)	01/01/52	400,000	346,131
3.50%(7)	01/01/52	600,000	540,394
4.00%(7)	03/01/52	575,000	534,816
4.50%(7)	07/01/54	1,150,000	1,100,100
5.00%(7)	03/01/55	825,000	808,778

Total Residential Mortgage-backed Securities—Agency (Cost: $11,003,262)			10,790,844

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—13.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	137,000	131,500

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
1211 Avenue of the Americas Trust Series 2015-1211, Class B 4.23%(1),(3)	08/10/35		$150,000	$142,470
245 Park Avenue Trust Series 2017-245P, Class E 3.78%(1),(3)	06/05/37		170,000	159,165
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.73% (1 mo. USD Term SOFR + 2.419%)(1),(2)	09/15/34		150,000	144,600
Banc of America Commercial Mortgage Trust Series 2015- UBS7, Class XE (I/O) 1.25%(1),(3)	09/15/48		1,500,000	2,888
Bank Series 2020-BN25, Class AS 2.84%	01/15/63		258,000	234,079
BX Commercial Mortgage Trust Series 2021-VOLT, Class F 6.83% (1 mo. USD Term SOFR + 2.514%)(1),(2)	09/15/36		96,883	96,508
BX Trust Series 2021-LBA, Class DV 6.03% (1 mo. USD Term SOFR + 1.714%)(1),(2)	02/15/36		229,335	228,069
BX Trust Series 2021-VIEW, Class C 6.78% (1 mo. USD Term SOFR + 2.464%)(1),(2)	06/15/36		78,000	77,696
BX Trust Series 2025-VLT6, Class E 7.50% (1 mo. USD Term SOFR + 3.191%)(1),(2)	03/15/42		129,000	129,005
BXHPP Trust Series 2021-FILM, Class C 5.53% (1 mo. USD Term SOFR + 1.214%)(1),(2)	08/15/36		120,000	108,121
BXHPP Trust Series 2021-FILM, Class D 5.93% (1 mo. USD Term SOFR + 1.614%)(1),(2)	08/15/36		100,000	89,253
Citigroup Commercial Mortgage Trust Series 2016-P4, Class XA (I/O) 2.04%(3)	07/10/49		1,928,496	20,219
Citigroup Commercial Mortgage Trust Series 2018-C5, Class AS 4.41%(3)	06/10/51		222,000	217,694
Citigroup Commercial Mortgage Trust Series 2020-555, Class G 3.62%(1),(3)	12/10/41		200,000	165,952
COBALT CMBS Commercial Mortgage Trust Series 2007- C2, Class X (I/O) 0.65%(1),(3)	04/15/47		610,704	2,252
COMM Mortgage Trust Series 2013-CR12, Class XA (I/O) 0.67%(3)	10/10/46		127,859	3
CoreVest American Finance Ltd. Series 2020-1, Class A2 2.30%(1)	03/15/50		71,691	67,601
CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA (I/O) 0.17%(3)	04/15/50		106,019	—
CSMC Trust Series 2014-USA, Class X1 (I/O) 0.69%(1),(3)	09/15/37		9,783,817	11,249
DROP Mortgage Trust Series 2021-FILE, Class D 7.18% (1 mo. USD Term SOFR + 2.864%)(1),(2)	10/15/43		150,000	128,866
FirstKey Homes Trust Series 2020-SFR1, Class F2 4.28%(1)	08/17/37		162,000	161,182
FirstKey Homes Trust Series 2020-SFR1, Class G 4.78%(1)	08/17/37		265,000	263,787
FirstKey Homes Trust Series 2021-SFR2, Class C 1.71%(1)	09/17/38		250,000	239,500
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39		350,000	350,420
Frost CMBS DAC Series 2021-1X, Class EUA 3.25% (3 mo. EUR EURIBOR + 1.150%)(2),(8)	11/20/33	EUR	95,761	112,267
FRTKL Group, Inc. Series 2021-SFR1, Class G 4.11%(1)	09/17/38		300,000	281,251
Government National Mortgage Association Series 2009-114 (I/O) 0.00%(3)	10/16/49		3,900,669	39
GS Mortgage Securities Corp. Trust Series 2021-STAR, Class B 5.83% (1 mo. USD Term SOFR + 1.514%)(1),(2)	12/15/36		150,000	148,980
GS Mortgage Securities Trust Series 2014-GC24, Class XA (I/O) 0.40%(3)	09/10/47		221,501	3
GS Mortgage Securities Trust Series 2015-GC32, Class XA (I/O) 0.72%(3)	07/10/48		855,115	13
Hilton USA Trust Series 2016-HHV, Class F 4.33%(1),(3)	11/05/38		170,000	163,860
JPMBB Commercial Mortgage Securities Trust Series 2014- C22, Class XA (I/O) 0.55%(3)	09/15/47		530,665	8
JPMBB Commercial Mortgage Securities Trust Series 2014- C25, Class XA (I/O) 0.61%(3)	11/15/47		914,989	11
JPMBB Commercial Mortgage Securities Trust Series 2014- C26, Class XA (I/O) 0.51%(3)	01/15/48		21,105	—
JPMDB Commercial Mortgage Securities Trust Series 2018- C8, Class XEF (I/O) 1.91%(1),(3)	06/15/51		1,157,000	50,425
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A 2.95%(1),(3)	09/06/38		225,000	219,449
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-ICON, Class C 4.54%(1)	01/05/34		72,000	70,810
KRE Commercial Mortgage Trust Series 2025-AIP4, Class E 7.31% (1 mo. USD Term SOFR + 3.000%)(1),(2)	03/15/42		130,000	129,687
Ladder Capital Commercial Mortgage Trust Series 2013- GCP, Class XA (I/O) 1.30%(1),(3)	02/15/36		1,335,862	34,540
MKT Mortgage Trust Series 2020-525M, Class D 3.04%(1),(3)	02/12/40		286,000	223,930
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class XB (I/O) 0.15%(1),(3)	05/15/46		7,416,601	1,309
Natixis Commercial Mortgage Securities Trust Series 2018- ALXA, Class E 4.46%(1),(3)	01/15/43		180,000	150,946
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E 6.93%(1),(3)	11/05/41		144,000	145,580

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
NYC Commercial Mortgage Trust Series 2025-3BP, Class D 6.75% (1 mo. USD Term SOFR + 2.441%)(1),(2)	02/15/42		$135,000	$132,823
NYO Commercial Mortgage Trust Series 2021-1290, Class C 6.42% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38		100,000	99,546
NYO Commercial Mortgage Trust Series 2021-1290, Class D 6.97% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38		140,000	137,560
Progress Residential Trust Series 2021-SFR10, Class H 5.23%(1)	12/17/40		238,497	227,906
Progress Residential Trust Series 2021-SFR3, Class E1 2.54%(1)	05/17/26		225,000	221,268
Progress Residential Trust Series 2021-SFR3, Class F 3.44%(1)	05/17/26		200,000	197,241
Progress Residential Trust Series 2021-SFR4, Class F 3.41%(1)	05/17/38		320,000	313,739
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38		250,000	246,007
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40		220,000	205,139
RIDE Series 2025-SHRE, Class D 6.97%(1),(3)	02/14/47		100,000	102,037
ROCK Trust Series 2024-CNTR, Class D 7.11%(1)	11/13/41		213,000	222,898
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class A1 3.87%(1),(3)	01/05/43		220,000	187,319
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class D 4.53%(1),(3)	01/05/43		200,000	158,314
SFO Commercial Mortgage Trust Series 2021-555, Class B 5.93% (1 mo. USD Term SOFR + 1.614%)(1),(2)	05/15/38		150,000	149,071
SMRT Commercial Mortgage Trust Series 2022-MINI, Class E 7.01% (1 mo. USD Term SOFR + 2.700%)(1),(2)	01/15/39		100,000	98,444
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 7.66% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39		150,000	146,217
SREIT Trust Series 2021-PALM, Class C 5.39% (1 mo. USD Term SOFR + 1.074%)(1),(2)	10/15/34		230,000	229,165
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 7.65% (1 mo. USD Term SOFR + 3.340%)(1),(2)	02/15/42		200,000	198,674
Tricon American Homes Series 2020-SFR1, Class D 2.55%(1)	07/17/38		133,000	129,307
Tricon American Homes Series 2020-SFR1, Class F 4.88%(1)	07/17/38		244,000	242,348
Tricon Residential Trust Series 2021-SFR1, Class F 3.69%(1)	07/17/38		230,000	224,800
U.K. Logistics DAC Series 2025-1A, Class E 9.90% (1 day GBP SONIA + 5.500%)(1),(2)	05/17/35	GBP	100,000	137,748
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O) 0.27%(3)	07/15/58		520,035	179
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XA (I/O) 1.68%(3)	11/15/49		3,131,471	26,723
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O) 0.46%(3),(5)	06/15/46		46,949	—

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $9,618,279)				8,939,660

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.5%
Federal Home Loan Mortgage Corp. Multifamily PC REMICS Trust Series 2019-P002, Class X (I/O) 1.14%(3)	07/25/33		535,000	29,444
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K047, Class X3 (I/O) 2.77%(3)	06/25/43		875,009	60
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC04, Class X1 (I/O) 1.40%(3)	12/25/26		1,999,746	23,002
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.34%(3)	06/25/27		1,705,285	24,152
Federal National Mortgage Association-ACES Series 2016- M11, Class X2 (ACES) (I/O) 3.09%(3)	07/25/39		221,321	4,141
FREMF Mortgage Trust Series 2017-K66, Class X2A (I/O) 0.10%(1)	06/25/27		40,520,402	56,919
FREMF Mortgage Trust Series 2017-K726, Class X2B (I/O) 0.10%(1)	07/25/49		4,288,030	2,164
Government National Mortgage Association Series 2010-148 (I/O) 0.30%(3)	09/16/50		1,285,205	13,469
Government National Mortgage Association Series 2012-123 (I/O) 0.61%(3)	12/16/51		1,876,926	30,890
Government National Mortgage Association Series 2012-125 (I/O) 0.17%(3)	02/16/53		6,036,994	38,312
Government National Mortgage Association Series 2012-27 (I/O) 0.21%(3)	04/16/53		2,512,095	5,481
Government National Mortgage Association Series 2013-156 (I/O) 0.22%(3)	06/16/55		3,311,315	12,789
Government National Mortgage Association Series 2013-163 (I/O) 1.01%(3)	02/16/46		856,097	11,351
Government National Mortgage Association Series 2013-63 (I/O) 0.69%(3)	09/16/51		2,651,436	59,697
Government National Mortgage Association Series 2013-74 (I/O) 0.48%(3)	12/16/53		461,507	3,375
Government National Mortgage Association Series 2014-103 (I/O) 0.19%(3)	05/16/55		817,032	4,046
Government National Mortgage Association Series 2014-125 (I/O) 0.89%(3)	11/16/54		470,528	13,099

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association Series 2015-47 (I/O) 0.36%(3)	10/16/56	$496,815	$5,791

Total Commercial Mortgage-backed Securities—Agency (Cost: $1,120,016)			338,182

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—27.1%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 5.19% (1 mo. USD Term SOFR + 0.874%)(2)	03/25/37	352,950	142,593
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A1 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	01/25/37	538,653	294,736
Ajax Mortgage Loan Trust Series 2021-C, Class A 5.12%(1)	01/25/61	183,964	183,594
American Home Mortgage Assets Trust Series 2007-1, Class A1 5.10% (1 yr. MTA + 0.700%)(2)	02/25/47	700,077	243,904
Angel Oak Mortgage Trust Series 2024-11, Class M1A 6.58%(1),(3)	08/25/69	200,000	202,863
Banc of America Funding Corp. Series 2015-R3, Class 1A2 3.70%(1),(3)	03/27/36	343,431	292,370
Banc of America Funding Trust Series 2006-7, Class T2A 5.69%(3)	10/25/36	187,820	171,309
Banc of America Funding Trust Series 2014-R5, Class 1A2 4.06% (6 mo. USD Term SOFR + 1.928%)(1),(2)	09/26/45	219,181	157,400
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.52%	02/25/37	200,633	117,899
C-BASS Mortgage Loan Trust Series 2007-CB3, Class A3 3.28%	03/25/37	763,949	269,183
Carrington Mortgage Loan Trust Series 2006-NC4, Class A4 4.67% (1 mo. USD Term SOFR + 0.354%)(2)	10/25/36	175,000	149,118
Carrington Mortgage Loan Trust Series 2007-RFC1, Class A3 4.57% (1 mo. USD Term SOFR + 0.254%)(2)	12/25/36	67,953	66,479
CIM Trust Series 2020-R6, Class A1 2.25%(1),(3)	12/25/60	258,115	231,846
CIM Trust Series 2021-R1, Class A2 2.40%(1),(3)	08/25/56	262,225	238,902
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(3)	06/25/57	140,145	129,712
CIM Trust Series 2021-R5, Class A1B 2.00%(1),(3)	08/25/61	115,000	76,726
CIM Trust Series 2023-R3, Class A1A 4.50%(1),(3)	01/25/63	199,634	189,986
CIM Trust Series 2025-R1, Class A1 5.00%(1)	02/25/99	195,609	193,535
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A 6.13%	08/25/35	268,521	248,546
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.92%(1),(3)	08/25/66	83,630	70,421
COLT Mortgage Loan Trust Series 2021-HX1, Class A1 1.11%(1),(3)	10/25/66	278,562	239,592
Conseco Finance Corp. Series 1999-5, Class A5 7.86%(3)	03/01/30	68,548	20,296
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8 5.50%	05/25/35	267,722	220,235
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1 5.10% (1 mo. USD Term SOFR + 0.774%)(2)	11/20/35	271,098	266,558
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7 6.00%	07/25/37	438,921	260,184
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28	10,742	10,701
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A5 6.96%(3)	09/25/28	25,891	25,867
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9 7.00%(3)	08/25/37	426,160	240,848
CSMC Trust Series 2015-12R, Class 2A2 3.24%(1),(3)	11/30/37	75,078	68,639
CSMC Trust Series 2021-RPL4, Class A1 4.12%(1),(3)	12/27/60	175,063	174,489
CSMC Trust Series 2021-RPL7, Class A1 4.20%(1),(3)	07/27/61	279,784	277,511
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A5 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	06/25/37	242,903	213,756
Ellington Financial Mortgage Trust Series 2021-3, Class A1 1.24%(1),(3)	09/25/66	70,066	58,272
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 10.56% (30 day USD SOFR Average + 6.250%)(1),(2)	09/25/41	200,000	208,685
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1 9.67% (30 day USD SOFR Average + 5.364%)(1),(2)	06/25/39	147,487	152,856
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1 8.17% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	56,817	58,230
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 10.31% (30 day USD SOFR Average + 6.000%)(1),(2)	12/25/41	200,000	210,124
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B 4.65% (1 mo. USD Term SOFR + 0.334%)(2)	12/25/37	239,446	219,144

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D 4.87% (1 mo. USD Term SOFR + 0.554%)(2)	01/25/38	$671,745	$365,815
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 4.63% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	488,578	230,848
Fremont Home Loan Trust Series 2005-A, Class M4 5.45% (1 mo. USD Term SOFR + 1.134%)(2)	01/25/35	286,455	260,912
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.94%(3)	04/19/36	157,728	130,979
GreenPoint MTA Trust Series 2005-AR1, Class A2 4.87% (1 mo. USD Term SOFR + 0.554%)(2)	06/25/45	52,071	47,550
GSAA Home Equity Trust Series 2006-1, Class A3 5.09% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/36	633,033	263,198
GSAA Home Equity Trust Series 2006-10, Class AF3 5.98%(3)	06/25/36	555,853	124,356
GSAA Home Equity Trust Series 2006-6, Class AF3 5.73%(3)	03/25/36	505,404	143,424
GSAA Home Equity Trust Series 2007-4, Class A2 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/37	981,307	268,343
GSAA Home Equity Trust Series 2007-5, Class 1AF 5.91%	05/25/37	655,299	220,618
GSAA Home Equity Trust Series 2007-5, Class 2A1 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	04/25/47	1,739,354	357,305
GSAA Trust Series 2006-7, Class AF3 6.72%	03/25/46	644,722	231,699
GSAMP Trust Series 2007-NC1, Class A2C 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/46	230,985	114,161
HarborView Mortgage Loan Trust Series 2005-3, Class 1A 4.95% (1 mo. USD Term SOFR + 0.634%)(2)	06/19/35	279,952	148,478
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.79% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	579,849	290,721
HarborView Mortgage Loan Trust Series 2006-5, Class 1A1 5.31% (1 yr. MTA + 0.910%)(2)	07/19/47	307,921	99,159
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12 6.00%	09/25/37	183,209	134,962
HSI Asset Securitization Corp. Trust Series 2007-OPT1, Class 1A 4.57% (1 mo. USD Term SOFR + 0.254%)(2)	12/25/36	179,128	154,911
Impac CMB Trust Series 2004-4, Class 1A2 5.05% (1 mo. USD Term SOFR + 0.734%)(2)	09/25/34	9,958	9,947
Impac CMB Trust Series 2004-6, Class 1A2 5.21% (1 mo. USD Term SOFR + 0.894%)(2)	10/25/34	24,223	24,207
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1 3.84%(3)	12/25/35	185,162	156,669
IndyMac INDX Mortgage Loan Trust Series 2007-AR5, Class 2A1 3.34%(3)	05/25/37	174,782	140,339
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3 6.61%	02/25/28	21,841	21,897
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4 6.75%	02/25/28	9,194	9,220
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF6 4.26%	03/25/47	539,449	351,495
Long Beach Mortgage Loan Trust Series 2006-9, Class 2A3 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	380,425	118,270
Luminent Mortgage Trust Series 2006-5, Class A1A 4.81% (1 mo. USD Term SOFR + 0.494%)(2)	07/25/36	237,285	145,977
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A 4.82% (1 mo. USD Term SOFR + 0.504%)(2)	01/25/47	415,001	167,229
MASTR Adjustable Rate Mortgages Trust Series 2007-2, Class A1 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	03/25/47	190,833	173,139
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/36	2,395,220	224,558
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	05/25/37	86,960	84,392
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4 4.99% (1 mo. USD Term SOFR + 0.674%)(2)	05/25/37	300,000	254,315
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B 4.77% (1 mo. USD Term SOFR + 0.454%)(2)	05/25/37	184,897	133,502
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A 4.80% (1 mo. USD Term SOFR + 0.484%)(2)	05/25/37	418,867	117,965

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	$22,098	$22,072
Mid-State Trust XI Series 11, Class B 8.22%	07/15/38	1,541	1,556
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	06/25/36	558,935	277,942
Morgan Stanley Home Equity Loan Trust Series 2007-1, Class A3 4.57% (1 mo. USD Term SOFR + 0.254%)(2)	12/25/36	556,538	266,382
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 5.30%(3)	09/25/34	52,133	50,973
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A4A 6.70%	11/25/36	412,407	90,034
Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 5A2 5.96%(3)	06/25/36	853,979	226,782
Morgan Stanley Mortgage Loan Trust Series 2007-11AR, Class 2A3 2.85%(3)	06/25/37	282,814	157,849
New Residential Mortgage Loan Trust Series 2022-NQM2, Class A2 3.70%(1),(3)	03/27/62	250,000	200,009
Nomura Resecuritization Trust Series 2015-4R, Class 2A2 1.83% (1 mo. USD Term SOFR + 0.420%)(1),(2)	10/26/36	285,007	253,969
OBX Trust Series 2022-NQM1, Class A1 2.31%(1),(3)	11/25/61	202,479	181,529
Option One Mortgage Loan Trust Series 2006-3, Class 1A1 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	02/25/37	166,059	104,904
PRET LLC Series 2022-RN2, Class A2 6.50%(1)	06/25/52	197,000	197,214
PRET LLC Series 2025-NPL6, Class A1 5.74%(1)	06/25/55	190,000	190,488
PRPM LLC Series 2020-4, Class A1 6.61%(1)	10/25/25	54,935	54,941
PRPM LLC Series 2021-4, Class A1 5.87%(1)	04/25/26	138,489	138,723
RALI Trust Series 2005-QA3, Class NB1 3.65%(3)	03/25/35	105,149	57,636
RALI Trust Series 2006-QS5, Class A6 6.00%	05/25/36	220,593	185,001
RALI Trust Series 2007-QS1, Class 1A5 4.98% (1 mo. USD Term SOFR + 0.664%)(2)	01/25/37	260,889	193,537
Residential Asset Securities Corporation Trust Series 2005- KS11, Class M3 5.09% (1 mo. USD Term SOFR + 0.774%)(2)	12/25/35	151,023	148,403
Residential Asset Securitization Trust Series 2005-A5, Class A8 5.50%	05/25/35	340,274	230,631
SG Mortgage Securities Trust Series 2006-OPT2, Class A3D 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	10/25/36	250,000	189,819
Starwood Mortgage Residential Trust Series 2021-6, Class A1 1.92%(1),(3)	11/25/66	164,506	145,975
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 5.07%(3)	09/25/34	45,934	44,971
Structured Asset Mortgage Investments II Trust Series 2005- AR8, Class A1B 4.60% (1 mo. USD Term SOFR + 0.284%)(2)	02/25/36	262,052	219,572
Structured Asset Mortgage Investments II Trust Series 2006- AR7, Class A1A 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	08/25/36	325,834	266,055
Terwin Mortgage Trust Series 2004-7HE, Class A1 5.53% (1 mo. USD Term SOFR + 1.214%)(1),(2)	07/25/34	44,162	42,832
Towd Point Mortgage Trust Series 2017-4, Class A2 3.00%(1),(3)	06/25/57	350,000	330,503
Towd Point Mortgage Trust Series 2019-HY2, Class M2 6.33% (1 mo. USD Term SOFR + 2.014%)(1),(2)	05/25/58	210,000	211,442
TRK Trust Series 2021-INV2, Class A1 1.97%(1),(3)	11/25/56	193,035	171,331
VOLT XCIV LLC Series 2021-NPL3, Class A1 6.24%(1)	02/27/51	7,684	7,686
WaMu Asset-Backed Certificates WaMu Trust Series 2007- HE1, Class 2A4 4.89% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	492,378	223,853

Total Residential Mortgage-backed Securities—Non-agency (Cost: $21,033,777)			17,402,283

CORPORATE BONDS—24.7%

Aerospace & Defense—0.6%
General Electric Co. 5.07% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36	325,000	304,977
TransDigm, Inc. 6.00%(1)	01/15/33	100,000	100,665

			405,642

Agriculture—0.4%
Altria Group, Inc. 4.88%	02/04/28	55,000	55,768
BAT Capital Corp. (United Kingdom) 2.73%	03/25/31	25,000	22,533
Imperial Brands Finance PLC (United Kingdom)
4.50%(1)	06/30/28	90,000	89,999
6.13%(1)	07/27/27	70,000	72,246

			240,546

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Airlines—0.2%
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		$70,553	$65,861
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		85,978	87,261

				153,122

Auto Manufacturers—0.2%
Volkswagen Financial Services AG (Germany) 3.88%(8)	11/19/31	EUR	100,000	117,943
Volkswagen Group of America Finance LLC (Germany) 5.80%(1)	03/27/35		10,000	10,075

				128,018

Banks—4.7%
Bank of America Corp.
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		585,000	510,453
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28		35,000	34,215
3.82% (3 mo. USD Term SOFR + 1.837%)(2)	01/20/28		110,000	109,078
4.38% (5 yr. CMT + 2.760%)(2),(9)	01/27/27		15,000	14,755
Citibank NA 4.91%	05/29/30		20,000	20,389
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32		140,000	122,538
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28		5,000	4,899
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36		25,000	25,211
5.45% (1 day USD SOFR + 1.447%)(2)	06/11/35		10,000	10,228
Goldman Sachs Group, Inc.
1.09% (1 day USD SOFR + 0.789%)(2)	12/09/26		625,000	615,381
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27		235,000	226,954
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		10,000	9,687
2.65% (1 day USD SOFR + 1.264%)(2)	10/21/32		20,000	17,666
5.54% (1 day USD SOFR + 1.380%)(2)	01/28/36		15,000	15,392
HSBC Holdings PLC (United Kingdom) 2.36% (1 day USD SOFR + 1.947%)(2)	08/18/31		50,000	44,444
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27		250,000	244,912
1.05% (1 day USD SOFR + 0.800%)(2)	11/19/26		5,000	4,933
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27		55,000	53,737
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29		205,000	192,415
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32		20,000	17,621
4.95% (1 day USD SOFR + 1.340%)(2)	10/22/35		30,000	29,713
5.77% (1 day USD SOFR + 1.490%)(2)	04/22/35		45,000	47,315
Morgan Stanley
1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32		5,000	4,280
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		35,000	29,939
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32		90,000	77,982
2.51% (1 day USD SOFR + 1.200%)(2)	10/20/32		10,000	8,763
2.94% (1 day USD SOFR + 1.290%)(2)	01/21/33		60,000	53,585
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36		40,000	41,164
PNC Financial Services Group, Inc.
3.40% (5 yr. CMT + 2.595%)(2),(9)	09/15/26		15,000	14,524
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34		40,000	44,756
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27		40,000	38,856
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		15,000	14,829
5.84% (1 day USD SOFR + 2.260%)(2)	06/12/34		15,000	15,776
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		45,000	43,388
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31		95,000	87,042
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		110,000	100,548
5.21% (1 day USD SOFR + 1.380%)(2)	12/03/35		20,000	20,091
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		40,000	41,311

				3,008,770

Beverages—0.4%
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		105,000	87,032
JDE Peet’s NV (Netherlands) 2.25%(1)	09/24/31		200,000	170,704

				257,736

Chemicals—0.3%
International Flavors & Fragrances, Inc.,
1.83%(1)	10/15/27		110,000	103,649
2.30%(1)	11/01/30		66,000	58,394
3.27%(1)	11/15/40		5,000	3,673

				165,716

Commercial Services—0.9%
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		76,000	75,471
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		22,000	22,526
Grand Canyon University 5.13%	10/01/28		35,000	33,961
OT Midco Ltd. 10.00%(1)	02/15/30		40,000	30,979

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value

Commercial Services (Continued)
RAC Bond Co. PLC (United Kingdom) 8.25%(8)	05/06/46	GBP	100,000	$148,769
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31		45,000	45,007
Rollins, Inc. 5.25%	02/24/35		100,000	100,435
Upbound Group, Inc. 6.38%(1)	02/15/29		70,000	69,376
VT Topco, Inc. 8.50%(1)	08/15/30		70,000	74,409

				600,933

Computers—0.3%
Dell International LLC/EMC Corp.
4.75%	04/01/28		100,000	101,219
5.00%	04/01/30		60,000	60,997
NCR Voyix Corp. 5.13%(1)	04/15/29		33,000	32,583

				194,799

Cosmetics/Personal Care—0.1%
Edgewell Personal Care Co. 5.50%(1)	06/01/28		32,000	31,872
Opal Bidco SAS (France) 6.50%(1)	03/31/32		35,000	35,708

				67,580

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		75,000	73,088
5.75%	06/06/28		35,000	36,228
American Express Co. 3.55% (5 yr. CMT + 2.854%)(2),(9)	09/15/26		15,000	14,676
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		185,000	175,913
Avolon Holdings Funding Ltd. (Ireland) 3.25%(1)	02/15/27		15,000	14,634
Charles Schwab Corp. 5.00% (5 yr. CMT + 3.256%)(2),(9)	06/01/27		15,000	14,990
GGAM Finance Ltd. (Ireland) 8.00%(1)	06/15/28		68,000	72,007
GGAM Finance Ltd. (Ireland) 8.00%(1)	02/15/27		35,000	36,139

				437,675

Electric—1.1%
Alliant Energy Finance LLC 3.60%(1)	03/01/32		55,000	50,048
American Electric Power Co., Inc. 5.63%	03/01/33		60,000	62,458
Arizona Public Service Co. 6.35%	12/15/32		75,000	81,083
Commonwealth Edison Co. 5.30%	02/01/53		130,000	123,397
Duke Energy Carolinas LLC 5.35%	01/15/53		30,000	28,812
Entergy Texas, Inc. 3.45%	12/01/27		150,000	146,619
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		39,000	37,173
Jersey Central Power & Light Co. 4.30%(1)	01/15/26		100,000	99,825
Tucson Electric Power Co. 5.50%	04/15/53		65,000	61,932

				691,347

Engineering & Construction—0.2%
Artera Services LLC 8.50%(1)	02/15/31		45,000	37,476
Heathrow Funding Ltd. (United Kingdom) 1.13%(8)	10/08/32	EUR	100,000	105,300

				142,776

Entertainment—0.8%
Caesars Entertainment, Inc.,
6.50%(1)	02/15/32		35,000	35,899
8.13%(1)	07/01/27		94,000	94,100
Everi Holdings, Inc. 5.00%(1)	07/15/29		73,000	73,809
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		25,000	24,540
Penn Entertainment, Inc.
4.13%(1)	07/01/29		79,000	73,265
5.63%(1)	01/15/27		36,000	35,907
Voyager Parent LLC 9.25%(1)	07/01/32		51,000	53,206
WarnerMedia Holdings, Inc.
4.28%(6)	03/15/32		24,000	20,272
5.05%	03/15/42		70,000	47,094
5.14%(6)	03/15/52		37,000	22,852

				480,944

Environmental Control—0.0%
Waste Pro USA, Inc. 7.00%(1)	02/01/33		20,000	20,823

Food—0.9%
ELO SACA (France) 3.25%(8)	07/23/27	EUR	100,000	113,278
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31		52,000	48,411
5.50%	01/15/30		7,000	7,192
6.75%	03/15/34		47,000	51,358
Mars, Inc. 4.80%(1)	03/01/30		150,000	152,017
Pilgrim’s Pride Corp.
3.50%	03/01/32		36,000	32,460
4.25%	04/15/31		25,000	24,143
6.25%	07/01/33		32,000	33,867
Post Holdings, Inc. 4.63%(1)	04/15/30		65,000	62,572
Smithfield Foods, Inc. 2.63%(1)	09/13/31		45,000	38,830

				564,128

Gas—0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
9.38%(1)	06/01/28		73,000	75,330
9.50%(1)	06/01/30		25,000	25,929
National Gas Transmission PLC (United Kingdom) 4.25%(8)	04/05/30	EUR	100,000	122,676
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		130,000	131,606
Southern Co. Gas Capital Corp. 3.88%	11/15/25		70,000	69,819
Venture Global Plaquemines LNG LLC 7.50%(1)	05/01/33		9,000	9,648
7.75%(1)	05/01/35		63,000	68,272

				503,280

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value

Health Care-Products—0.1%
Sotera Health Holdings LLC 7.38%(1)	06/01/31	$30,000	$31,186

Health Care-Services—1.1%
Centene Corp. 3.00%	10/15/30	129,000	115,321
CommonSpirit Health 2.78%	10/01/30	40,000	36,693
Elevance Health, Inc. 5.20%	02/15/35	30,000	30,329
Encompass Health Corp. 4.50%	02/01/28	20,000	19,832
Fortrea Holdings, Inc. 7.50%(1)	07/01/30	75,000	68,025
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26	30,000	28,855
HAH Group Holding Co. LLC 9.75%(1)	10/01/31	35,000	34,718
HCA, Inc. 5.63%	09/01/28	14,000	14,417
HealthEquity, Inc. 4.50%(1)	10/01/29	75,000	72,972
Humana, Inc. 5.55%	05/01/35	50,000	50,293
Kedrion SpA (Italy) 6.50%(1)	09/01/29	70,000	67,066
ModivCare, Inc. 5.00%(1),(10)	10/01/29	161,700	44,467
UnitedHealth Group, Inc.
5.15%	07/15/34	65,000	65,681
5.30%	06/15/35	65,000	66,278
Universal Health Services, Inc. 1.65%	09/01/26	15,000	14,492

			729,439

Household Products/Wares—0.2%
Central Garden & Pet Co. 4.13%	10/15/30	40,000	37,776
Spectrum Brands, Inc. 3.88%(1)	03/15/31	118,000	95,488

			133,264

Insurance—0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%(1)	10/15/27	66,000	66,213
Athene Global Funding 1.61%(1)	06/29/26	30,000	29,182
Athene Global Funding 3.21%(1)	03/08/27	25,000	24,319
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53	50,000	47,787
Farmers Insurance Exchange, 4.75%(3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57	25,000	20,406
7.00%(10 yr. CMT + 3.864%)(1),(2)	10/15/64	30,000	29,861
HUB International Ltd. 7.38%(1)	01/31/32	28,000	29,310
Teachers Insurance & Annuity Association of America 4.27%(1)	05/15/47	65,000	52,859

			299,937

Internet—0.2%
Cogent Communications Group LLC 7.00%(1)	06/15/27	38,000	38,210
Gen Digital, Inc. 6.75%(1)	09/30/27	65,000	66,226
Snap, Inc. 6.88%(1)	03/01/33	25,000	25,669

			130,105

Investment Companies—0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	97,000	90,677
9.75%	01/15/29	20,000	19,566
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 10.00%(1)	11/15/29	19,000	18,824

			129,067

Leisure Time—0.1%
MajorDrive Holdings IV LLC 6.38%(1)	06/01/29	35,000	27,759
Sabre GLBL, Inc.
10.75%(1)	11/15/29	10,000	10,293
11.13%(1)	07/15/30	20,000	20,952

			59,004

Lodging—0.3%
Hyatt Hotels Corp. 5.05%	03/30/28	80,000	80,880
Las Vegas Sands Corp. 5.63%	06/15/28	130,000	132,660

			213,540

Media—1.2%
AMC Networks, Inc. 10.25%(1)	01/15/29	30,000	31,135
Cable One, Inc. 4.00%(1)	11/15/30	25,000	19,720
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%	04/01/51	54,000	36,048
6.65%	02/01/34	50,000	53,559
CSC Holdings LLC
5.75%(1)	01/15/30	40,000	19,859
6.50%(1)	02/01/29	92,000	74,867
11.75%(1)	01/31/29	89,000	84,460
DISH Network Corp. 11.75%(1)	11/15/27	39,000	40,197
Sinclair Television Group, Inc. 8.13%(1)	02/15/33	40,000	40,550
Sirius XM Radio LLC 5.00%(1)	08/01/27	156,000	154,756
Time Warner Cable LLC
5.50%	09/01/41	79,000	71,916
5.88%	11/15/40	10,000	9,606
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	175,000	155,650

			792,323

Mining—0.0%
Novelis Corp. 3.25%(1)	11/15/26	25,000	24,616

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value
Office/Business Equipment—0.1%
Xerox Corp. 10.25%(1)	10/15/30		$65,000	$68,107

Oil & Gas—0.1%
Petroleos Mexicanos 6.35%	02/12/48		5,000	3,487
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28		42,524	43,551
Transocean, Inc. 8.75%(1)	02/15/30		20,000	20,641

				67,679

Packaging & Containers—0.8%
Amcor Flexibles North America, Inc. 4.80%(1)	03/17/28		90,000	90,757
Amcor Group Finance PLC 5.45%	05/23/29		60,000	61,742
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%(1)	08/15/26		25,000	23,496
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%(1)	08/15/27		81,000	35,794
5.25%(1)	08/15/27		4,000	1,789
Berry Global, Inc. 1.65%	01/15/27		5,000	4,798
Berry Global, Inc. 4.88%(1)	07/15/26		24,000	24,000
Berry Global, Inc.
5.50%	04/15/28		115,000	118,065
5.65%	01/15/34		20,000	20,694
Clearwater Paper Corp. 4.75%(1)	08/15/28		112,000	106,624

				487,759

Pharmaceuticals—1.4%
1261229 BC Ltd. 10.00%(1)	04/15/32		55,000	55,547
Bayer U.S. Finance II LLC (Germany) 4.63%(1)	06/25/38		156,000	138,082
Bayer U.S. Finance II LLC (Germany) 4.88%(1)	06/25/48		73,000	59,882
CVS Health Corp.
4.78%	03/25/38		10,000	9,181
5.05%	03/25/48		55,000	47,552
5.88%	06/01/53		38,000	36,364
6.75%(5 yr. CMT + 2.516%)(2)	12/10/54		100,000	100,554
Galderma Finance Europe BV (Netherlands) 3.50%(8)	03/20/30	EUR	100,000	118,490
Grifols SA (Spain) 7.50%(8)	05/01/30	EUR	105,000	129,168
Option Care Health, Inc. 4.38%(1)	10/31/29		72,000	69,420
Teva Pharmaceutical Finance Netherlands II BV (Israel) 4.13%	06/01/31	EUR	100,000	117,829
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		13,000	13,286
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		13,000	13,204

				908,559

Pipelines—0.7%
Energy Transfer LP 5.50%	06/01/27		3,000	3,056
Global Partners LP/GLP Finance Corp. 6.88%	01/15/29		41,000	41,770
Global Partners LP/GLP Finance Corp. 8.25%(1)	01/15/32		75,000	78,980
Kinder Morgan Energy Partners LP 5.00%	08/15/42		45,000	40,329
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32		30,000	30,070
TransCanada PipeLines Ltd. (Canada) 4.63%	03/01/34		5,000	4,800
TransMontaigne Partners LLC 8.50%(1)	06/15/30		35,000	36,489
Venture Global Calcasieu Pass LLC 3.88%(1)	08/15/29		60,000	56,658
Venture Global LNG, Inc.,
7.00%(1)	01/15/30		51,000	51,637
8.13%(1)	06/01/28		25,000	25,846
9.00%(5 yr. CMT + 5.440%)(1),(2),(9)	09/30/29		33,000	32,186
Venture Global LNG, Inc. 9.88%(1)	02/01/32		29,000	31,336

				433,157

REIT—1.9%
American Assets Trust LP
3.38%	02/01/31		30,000	26,904
6.15%	10/01/34		10,000	10,011
American Homes 4 Rent LP
3.38%	07/15/51		40,000	26,513
4.30%	04/15/52		5,000	3,897
American Tower Corp.
2.90%	01/15/30		65,000	60,583
4.90%	03/15/30		65,000	65,963
Americold Realty Operating Partnership LP 5.60%	05/15/32		95,000	95,494
Crown Castle, Inc. 3.80%	02/15/28		160,000	157,210
Extra Space Storage LP 2.40%	10/15/31		50,000	43,474
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		50,000	47,221
5.38%	04/15/26		25,000	25,061
5.75%	06/01/28		25,000	25,643
Healthcare Realty Holdings LP 3.63%	01/15/28		70,000	68,342
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		95,000	96,451
Hudson Pacific Properties LP
3.25%	01/15/30		74,000	60,678
3.95%	11/01/27		5,000	4,797
4.65%	04/01/29		2,000	1,797
5.95%	02/15/28		5,000	4,882
Invitation Homes Operating Partnership LP 2.00%	08/15/31		60,000	51,010
Lineage OP LP 5.25%(1)	07/15/30		60,000	60,403
LXP Industrial Trust
2.38%	10/01/31		55,000	46,603
2.70%	09/15/30		35,000	31,338
Realty Income Corp. (REIT) 4.88%	07/06/30	EUR	100,000	125,906
Rexford Industrial Realty LP 2.15%	09/01/31		5,000	4,288
RHP Hotel Properties LP/RHP Finance Corp. (REIT) 6.50%(1)	04/01/32		35,000	36,020
VICI Properties LP/VICI Note Co., Inc. 4.13%(1)	08/15/30		12,000	11,514

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)
VICI Properties LP/VICI Note Co., Inc. 4.50%(1)	01/15/28		$9,000	$8,966

				1,200,969

Retail—0.5%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		30,000	30,722
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		35,000	34,746
5.88%(1)	04/01/29		95,000	88,044
FirstCash, Inc. 6.88%(1)	03/01/32		40,000	41,432
Michaels Cos., Inc.
5.25%(1)	05/01/28		77,000	62,081
7.88%(1)	05/01/29		18,000	11,896
Papa John’s International, Inc. 3.88%(1)	09/15/29		35,000	34,026
Staples, Inc. 10.75%(1)	09/01/29		15,000	14,262
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%(1)	06/01/31		20,000	18,942

				336,151

Semiconductors—0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		20,000	20,515
Intel Corp.
2.00%	08/12/31		55,000	47,271
5.70%	02/10/53		15,000	13,960

				81,746

Software—1.0%
Cloud Software Group, Inc. 9.00%(1)	09/30/29		25,000	25,940
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		52,000	53,516
Open Text Corp. (Canada) 6.90%(1)	12/01/27		178,000	184,572
Oracle Corp.
4.80%	08/03/28		85,000	86,413
6.50%	04/15/38		70,000	76,221
Paychex, Inc. 5.35%	04/15/32		195,000	200,267

				626,929

Telecommunications—1.6%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		35,000	25,671
9.63%(1)	07/15/27		60,000	51,715
Consolidated Communications, Inc.
5.00%(1)	10/01/28		5,000	5,061
6.50%(1)	10/01/28		35,000	35,660
EchoStar Corp. 10.75%	11/30/29		21,000	21,609
Frontier Communications Holdings LLC
5.88%(1)	10/15/27		75,000	75,103
8.63%(1)	03/15/31		111,000	118,030
Global Switch Finance BV (United Kingdom) 1.38%(8)	10/07/30	EUR	100,000	110,057
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		288,750	290,757
T-Mobile USA, Inc.
2.25%	02/15/26		66,000	65,044
2.55%	02/15/31		78,000	69,946
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.75%(1)	07/15/31		75,000	69,427
7.75%(1)	04/15/32		30,000	31,221
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		15,000	15,724
Zayo Group Holdings, Inc. 4.00%(1)	03/01/27		75,000	70,405

				1,055,430

Total Corporate Bonds (Cost: $15,672,210)				15,872,802

MUNICIPAL BONDS—0.2%
California Health Facilities Financing Authority, Series A 3.00%	08/15/51		20,000	13,886
California State University, Series B 2.37%	11/01/35		10,000	7,976
County of Miami-Dade Aviation Revenue, Series B 2.86%	10/01/35		15,000	12,471
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3 1.85%	08/01/32		75,000	62,647

Total Municipal Bonds (Cost: $115,118)				96,980

U.S. TREASURY SECURITIES—8.3%
U.S. Treasury Bonds 4.75%	05/15/55		212,000	210,857
U.S. Treasury Notes
3.75%	06/30/27		61,000	61,040
3.88%	06/30/30		5,054,000	5,073,940

Total U.S. Treasury Securities (Cost: $5,314,815)				5,345,837

Total Fixed Income Securities (Cost: $70,725,756)				65,235,287

CONVERTIBLE SECURITIES—0.1%

CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services—0.1%
Worldline SA (France) 0.00%(8),(11)	07/30/25	EUR	30,000	41,322
Worldline SA (France) 0.00%(8),(11)	07/30/26	EUR	40,000	43,599

Total Commercial Services (Cost: $74,655)				84,921

Total Convertible Corporate Bonds (Cost: $74,655)				84,921

Total Convertible Securities (Cost: $74,655)				84,921

COMMON STOCK—0.2%

Issues		Shares		Value

REIT—0.1%
AGNC Investment Corp.			4,500	41,355

				41,355

Telecommunications—0.1%
Intelsat SA(12)			1,322	40,982
Reorganized ISA SA(12)			1,322	13,826

				54,808

Total Common Stock (Cost: $98,375)				96,163

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Shares	Value

INVESTMENT COMPANIES—1.3%
TCW Private Asset Income Fund—I Class(13)	83,802	$839,699

Total Investment Companies (Cost: $837,852)		839,699

MONEY MARKET INVESTMENTS—7.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.27%(14)	173,247	173,247
TCW Central Cash Fund, 4.33%(13),(14)	4,632,875	4,632,875

Total Money Market Investments (Cost: $4,806,122)		4,806,122

Total Investments (110.8%) (Cost: $76,542,760)		71,062,192

Liabilities In Excess Of Other Assets (-10.8%)		(6,295,631)

Net Assets (100.0%)		$64,136,561

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
27	10-Year U.S. Treasury Note Futures	09/19/25	$(2,997,565)	$(3,085,172)	$(87,607)
3	2-Year U.S. Treasury Note Futures	09/30/25	(621,565)	(624,070)	(2,505)
7	5-Year U.S. Treasury Note Futures	09/30/25	(754,785)	(763,000)	(8,215)
4	Euro-Bobl Future	09/8/25	(554,380)	(552,554)	1,826
1	Euro-Bund Future	09/8/25	(153,668)	(152,777)	891
16	U.S. Ultra Long Bond Futures	09/19/25	(1,841,968)	(1,906,000)	(64,032)

			$(6,923,931)	$(7,083,573)	$(159,642)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(15)
Goldman Sachs & Co.	EUR	97,082	07/11/25	$108,867	$114,028	$5,161

				$108,867	$114,028	$5,161

SELL(16)
Citibank N.A.	EUR	985,000	07/11/25	$1,069,252	$1,156,927	$(87,675)
Goldman Sachs & Co.	EUR	171,820	07/11/25	195,281	201,810	(6,529)
Citibank N.A.	GBP	100,000	07/11/25	128,755	137,041	(8,286)
Goldman Sachs & Co.	GBP	111,000	07/11/25	143,837	152,115	(8,278)

				$1,537,125	$1,647,893	$(110,768)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CDO	Collateralized Debt Obligation.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $25,431,971 or 39.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2025.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2025, the value of these securities amounted to $1,162,869 or 1.8% of net assets.
(9)	Perpetual maturity.
(10)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(11)	Security is not accruing interest.
(12)	Non-income producing security.
(13)	Affiliated issuer.

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

(14)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(15)	Fund buys foreign currency, sells USD.
(16)	Fund sells foreign currency, buys USD.

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2025 were as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2025	Value at June 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$6,740,188	$25,731,687	$27,839,000	4,632,875	$4,632,875	$31,721	$—	$—	$—
TCW Private Asset Income Fund—I Class	168,429	669,423	—	83,802	839,699	6,641	—	—	1,847

Total					$5,472,574	$38,362	$—	$—	$1,847

TCW MetWest Strategic Income Fund

Fair Valuation Summary (Unaudited)	June 30, 2025

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Non-Agency	$—	$17,402,283	$—	$17,402,283
Corporate Bonds*	—	15,872,802	—	15,872,802
Residential Mortgage-Backed Securities—Agency	—	10,790,844	—	10,790,844
Commercial Mortgage-Backed Securities—Non-Agency	—	8,939,660	—	8,939,660
Asset-Backed Securities	—	6,448,699	—	6,448,699
U.S. Treasury Securities	5,345,837	—	—	5,345,837
Commercial Mortgage-Backed Securities—Agency	—	338,182	—	338,182
Municipal Bonds	—	96,980	—	96,980

Total Fixed Income Securities	5,345,837	59,889,450	—	65,235,287

Convertible Securities
Convertible Corporate Bonds*	—	84,921	—	84,921
Equity Securities
Money Market Investments	4,806,122	—	—	4,806,122
Investment Companies	839,699	—	—	839,699
Common Stock*	55,181	40,982	—	96,163

Total Equity Securities	5,701,002	40,982	—	5,741,984

Total Investments	$11,046,839	$60,015,353	$—	$71,062,192

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	5,161	—	5,161
Futures Contracts
Interest Rate Risk	2,717	—	—	2,717

Total	$11,049,556	$60,020,514	$—	$71,070,070

Liability Derivatives
Futures Contracts
Interest Rate Risk	(162,359)	—	—	(162,359)
Forward Currency Contracts
Foreign Currency Risk	—	(110,768)	—	(110,768)

Total	$(162,359)	$(110,768)	$—	$(273,127)

*	See Schedule of Investments for corresponding industries.

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—112.4% of Net Assets

ASSET-BACKED SECURITIES—19.3%
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	$175,000	$169,195
Allegro CLO X Ltd. Series 2019-1A, Class BRR 5.87% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/32	50,000	50,070
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.17% (3 mo. USD Term SOFR + 1.900%)(1),(2)	01/19/33	35,000	35,047
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53	100,000	106,940
ALLO Issuer LLC Series 2024-1A, Class B 7.15%(1)	07/20/54	100,000	103,775
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54	120,000	130,040
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.94% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	150,000	150,478
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D 4.08%(1)	02/20/28	30,000	29,017
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D 7.06% (30 day USD SOFR Average + 2.750%)(1),(2)	06/25/47	32,216	32,873
CIFC Funding Ltd. Series 2022-1A, Class A 5.60% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/17/35	50,000	50,125
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	34,820	34,871
Dryden 72 CLO Ltd. Series 2019-72A, Class BRR 5.98% (3 mo. USD Term SOFR + 1.650%)(1),(2)	05/15/32	115,000	115,300
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2 4.25%(1)	03/25/52	47,458	45,877
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class AJR 5.89% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/35	70,000	70,036
GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A 5.35%(1)	10/20/46	88,023	89,116
GoodLeap Home Improvement Solutions Trust Series 2025-2A, Class C 8.16%(1)	06/20/49	50,000	50,577
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS, Class A 2.70%(1)	01/20/49	66,806	57,781
HPS Loan Management Ltd. Series 15A-19, Class A1R 5.59% (3 mo. USD Term SOFR + 1.320%)(1),(2)	01/22/35	60,000	60,037
HPS Loan Management Ltd. Series 2021-16A, Class B 6.24% (3 mo. USD Term SOFR + 1.962%)(1),(2)	01/23/35	50,000	50,080
JG Wentworth XLII LLC Series 2018-2A, Class B 4.70%(1)	10/15/77	185,418	168,475
JG Wentworth XXXIX LLC Series 2017-2A, Class B 5.09%(1)	09/17/74	154,797	139,985
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A 2.29%(1)	01/20/48	128,041	107,034
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 5.82% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38	150,000	150,540
Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BR 6.02% (3 mo. USD Term SOFR + 1.750%)(1),(2)	10/22/34	105,000	105,207
Madison Park Funding XXXVI Ltd. Series 2019-36A, Class B1R 5.81% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/35	100,000	99,615
Mosaic Solar Loan Trust Series 2020-2A, Class A 1.44%(1)	08/20/46	39,439	33,523
Navient Student Loan Trust Series 2017-1A, Class A3 5.57% (30 day USD SOFR Average + 1.264%)(1),(2)	07/26/66	88,958	89,328
Nelnet Student Loan Trust Series 2012-1A, Class B 5.42% (30 day USD SOFR Average + 1.114%)(1),(2)	06/25/42	100,000	98,766
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class BR 5.93% (3 mo. USD Term SOFR + 1.650%)(1),(2)	07/23/36	80,000	80,087
OCP CLO Ltd. Series 2021-23A, Class AR 5.44% (3 mo. USD Term SOFR + 1.160%)(1),(2)	01/17/37	150,000	149,421
Octagon Investment Partners 39 Ltd. Series 2018-3A, Class AR 5.42% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/30	29,995	30,010
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 5.36% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36	70,000	70,018
Sabey Data Center Issuer LLC Series 2023-1, Class A2 6.25%(1)	04/20/48	60,000	60,229
SLM Student Loan Trust Series 2012-2, Class A 5.12% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	28,223	27,610
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.14%(1)	02/15/47	29,363	25,599
Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.88%(1)	03/26/46	138,000	134,796
Switch ABS Issuer LLC Series 2024-1A, Class A2 6.28%(1)	03/25/54	75,000	76,535

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)
Switch ABS Issuer LLC Series 2024-1A, Class B 6.50%(1)	03/25/54	$100,000	$101,218
Symphony CLO XIX Ltd. Series 2018-19A, Class B 5.87% (3 mo. USD Term SOFR + 1.612%)(1),(2)	04/16/31	50,000	50,067
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2 1.65%(1)	09/15/45	50,000	49,614
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(1)	05/28/39	GBP 100,000	140,867
Voya CLO Ltd. Series 2014-4A, Class A2R 6.10% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/14/31	50,000	50,122
Voya CLO Ltd. Series 2015-3A, Class A1R3 5.42% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/31	26,571	26,581
Voya CLO Ltd. Series 2020-1A, Class CR 6.62% (3 mo. USD Term SOFR + 2.362%)(1),(2)	07/16/34	50,000	50,089

Total Asset-backed Securities (Cost: $3,520,601)			3,546,571

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—40.4%
Federal Home Loan Mortgage Corp., Pool #RA4201 2.00%	12/01/50	82,920	66,232
Federal Home Loan Mortgage Corp., Pool #SD8160 2.00%	08/01/51	46,837	37,270
Federal Home Loan Mortgage Corp., Pool #RA6071 2.00%	10/01/51	124,809	99,767
Federal Home Loan Mortgage Corp., Pool #QD1841 2.00%	11/01/51	121,448	96,473
Federal Home Loan Mortgage Corp., Pool #SD7549 2.00%	01/01/52	122,909	99,009
Federal Home Loan Mortgage Corp., Pool #RA5855 2.50%	09/01/51	167,508	139,726
Federal Home Loan Mortgage Corp., Pool #QC8921 2.50%	10/01/51	118,559	99,582
Federal Home Loan Mortgage Corp., Pool #RA6528 2.50%	02/01/52	19,996	16,646
Federal Home Loan Mortgage Corp., Pool #RA7091 2.50%	03/01/52	84,141	69,951
Federal Home Loan Mortgage Corp., Pool #QA7550 3.00%	03/01/50	56,465	49,819
Federal Home Loan Mortgage Corp., Pool #QA8518 3.00%	04/01/50	66,562	58,688
Federal Home Loan Mortgage Corp., Pool #RA5552 3.00%	07/01/51	196,915	172,214
Federal Home Loan Mortgage Corp., Pool #G67708 3.50%	03/01/48	32,380	29,857
Federal Home Loan Mortgage Corp., Pool #SD7511 3.50%	01/01/50	28,818	26,431
Federal Home Loan Mortgage Corp., Pool #SD8222 4.00%	06/01/52	81,595	76,128
Federal Home Loan Mortgage Corp., Pool #RA7543 4.00%	06/01/52	103,192	96,292
Federal Home Loan Mortgage Corp., Pool #SD8493 5.50%	12/01/54	118,461	118,579
Federal Home Loan Mortgage Corp. REMICS Series 3067, Class FA (PAC) 4.77% (30 day USD SOFR Average + 0.464%)(2)	11/15/35	41,828	41,475
Federal Home Loan Mortgage Corp. REMICS Series 4139, Class DA 1.25%	12/15/27	8,671	8,406
Federal Home Loan Mortgage Corp. REMICS Series 5473, Class BF 5.61% (30 day USD SOFR Average + 1.300%)(2)	11/25/54	180,844	181,256
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	185,467	24,870
Federal National Mortgage Association, Pool #BQ1226 2.00%	09/01/50	114,088	91,209
Federal National Mortgage Association, Pool #FM5254 2.00%	12/01/50	136,172	108,722
Federal National Mortgage Association, Pool #FM6400 2.00%	03/01/51	86,998	69,957
Federal National Mortgage Association, Pool #MA4398 2.00%	08/01/51	146,674	116,858
Federal National Mortgage Association, Pool #FS1334 2.00%	11/01/51	139,487	111,143
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	92,278	73,143
Federal National Mortgage Association, Pool #CB2074 2.50%	11/01/51	138,401	115,933
Federal National Mortgage Association, Pool #AL9266 3.00%	10/01/46	104,060	93,288
Federal National Mortgage Association, Pool #BV9977 3.50%	06/01/52	82,625	74,563
Federal National Mortgage Association, Pool #BW0000 4.00%	07/01/52	81,583	76,104
Federal National Mortgage Association, Pool #MA4783 4.00%	10/01/52	116,482	108,606
Federal National Mortgage Association, Pool #CB4211 4.50%	07/01/52	105,837	101,588
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	143,778	18,974
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	101,430	13,193
Federal National Mortgage Association Interest STRIPS Series 427, Class C21 (I/O) 2.00%	03/25/50	306,744	39,761
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	220,817	29,146
Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O) 2.00%	10/25/52	178,493	23,589
Federal National Mortgage Association REMICS Series 2019-25, Class PA (PAC) 3.00%	05/25/48	156,355	145,470
Federal National Mortgage Association REMICS Series 2024-69, Class FA 5.56% (30 day USD SOFR Average + 1.250%)(2)	10/25/54	88,291	88,240
Federal National Mortgage Association REMICS Series 2024-84, Class FD 5.46% (30 day USD SOFR Average + 1.150%)(2)	11/25/54	194,216	193,260

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2025-13, Class FA 5.61% (30 day USD SOFR Average + 1.300%)(2)	03/25/55	$94,173	$94,249
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	116,794	109,611
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	112,879	109,018
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	73,481	70,468
Government National Mortgage Association, Pool #MA8647 5.00%	02/20/53	108,841	107,342
Government National Mortgage Association REMICS Series 2023-113, Class FD 5.65% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	51,879	52,104
Government National Mortgage Association REMICS Series 2023-134, Class F 5.30% (30 day USD SOFR Average + 1.000%)(2)	08/20/53	77,649	77,328
Government National Mortgage Association REMICS Series 2024-144, Class FD 5.45% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	105,469	105,533
Government National Mortgage Association REMICS Series 2024-148, Class AF 5.48% (30 day USD SOFR Average + 1.180%)(2)	09/20/54	106,403	106,498
Government National Mortgage Association REMICS Series 2024-30, Class DF 5.60% (30 day USD SOFR Average + 1.300%)(2)	02/20/54	136,266	136,711
Government National Mortgage Association REMICS Series 2024-84, Class LF 5.35% (30 day USD SOFR Average + 1.050%)(2)	05/20/54	99,162	98,840
Government National Mortgage Association REMICS Series 2024-95, Class FW 5.40% (30 day USD SOFR Average + 1.100%)(2)	06/20/54	93,667	93,559
Government National Mortgage Association REMICS Series 2024-96, Class FL 5.45% (30 day USD SOFR Average + 1.150%)(2)	06/20/54	133,055	132,936
Government National Mortgage Association REMICS Series 2024-97, Class FW 5.45% (30 day USD SOFR Average + 1.150%)(2)	06/20/54	79,601	79,529
Government National Mortgage Association, TBA
2.50%(3)	12/01/51	475,000	403,800
4.00%(3)	05/01/52	325,000	302,165
4.50%(3)	08/01/54	425,000	406,795
5.00%(3)	04/01/55	500,000	491,216
5.50%(3)	03/01/55	525,000	525,725
Uniform Mortgage-Backed Security, TBA
3.00%(3)	01/01/52	75,000	64,899
3.50%(3)	01/01/52	25,000	22,516
4.00%(3)	03/01/52	225,000	209,276
4.50%(3)	07/01/54	175,000	167,406
5.00%(3)	03/01/55	150,000	147,051

Total Residential Mortgage-backed Securities—Agency (Cost: $7,614,678)			7,415,993

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—31.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	23,000	22,077
1211 Avenue of the Americas Trust Series 2015-1211, Class B 4.23%(1),(4)	08/10/35	100,000	94,980
245 Park Avenue Trust Series 2017-245P, Class C 3.78%(1),(4)	06/05/37	100,000	96,050
245 Park Avenue Trust Series 2017-245P, Class E 3.78%(1),(4)	06/05/37	100,000	93,626
280 Park Avenue Mortgage Trust Series 2017-280P, Class A 5.49% (1 mo. USD Term SOFR + 1.180%)(1),(2)	09/15/34	58,000	57,489
280 Park Avenue Mortgage Trust Series 2017-280P, Class D 6.15% (1 mo. USD Term SOFR + 1.836%)(1),(2)	09/15/34	100,000	97,363
Aventura Mall Trust Series 2018-AVM, Class C 4.25%(1),(4)	07/05/40	90,000	87,299
BAMLL Commercial Mortgage Securities Trust Series 2015- ASTR, Class C 4.25%(1)	07/14/37	100,000	92,877
BAMLL Commercial Mortgage Securities Trust Series 2018- PARK, Class A 4.23%(1),(4)	08/10/38	100,000	97,321
BGME Trust Series 2021-VR, Class C 3.09%(1),(4)	01/10/43	100,000	75,995
BX Commercial Mortgage Trust Series 2022-AHP, Class D 6.75% (1 mo. USD Term SOFR + 2.440%)(1),(2)	01/17/39	100,000	99,660
BX Commercial Mortgage Trust Series 2024-VLT5, Class C 6.40%(1),(4)	11/13/46	100,000	102,830
BX Trust Series 2021-ARIA, Class G 7.57% (1 mo. USD Term SOFR + 3.257%)(1),(2)	10/15/36	100,000	99,304
BX Trust Series 2023-LIFE, Class B 5.39%(1)	02/15/28	100,000	97,936
BX Trust Series 2024-BIO, Class B 6.25% (1 mo. USD Term SOFR + 1.941%)(1),(2)	02/15/41	65,000	64,944
BXHPP Trust Series 2021-FILM, Class C 5.53% (1 mo. USD Term SOFR + 1.214%)(1),(2)	08/15/36	150,000	135,151
BXP Trust Series 2017-GM, Class C 3.54%(1),(4)	06/13/39	100,000	95,354
Century Plaza Towers Series 2019-CPT, Class A 2.87%(1)	11/13/39	140,000	127,803
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.57%(1),(4)	04/15/42	100,000	102,058
CONE Trust Series 2024-DFW1, Class A 5.95% (1 mo. USD Term SOFR + 1.642%)(1),(2)	08/15/41	59,000	58,872

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
CONE Trust Series 2024-DFW1, Class B 6.60% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/41		$50,000	$50,267
CSMC Trust Series 2019-UVIL, Class E 3.39%(1),(4)	12/15/41		100,000	85,279
DBGS Mortgage Trust Series 2021-W52, Class C 6.73% (1 mo. USD Term SOFR + 2.414%)(1),(2)	10/15/36		100,000	96,830
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41		100,000	89,140
Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A 3.67%(1),(4)	09/10/35		23,000	22,709
Frost CMBS DAC Series 2021-1X, Class GBC 6.14% (1 day GBP SONIA + 1.900%)(2),(5)	11/20/33	GBP	96,095	131,047
Grace Trust Series 2020-GRCE, Class A 2.35%(1)	12/10/40		100,000	87,954
Hudson Yards Mortgage Trust Series 2019-30HY, Class D 3.56%(1),(4)	07/10/39		100,000	90,953
Hudson Yards Mortgage Trust Series 2019-55HY, Class F 3.04%(1),(4)	12/10/41		100,000	84,721
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.65%(1),(4)	01/13/40		100,000	103,710
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-ICON, Class XB (I/O) 0.79%(1),(4)	01/05/34		10,000,000	36,152
JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D 7.46% (1 mo. USD Term SOFR + 3.150%)(1),(2)	01/15/42		109,000	109,652
KREST Commercial Mortgage Securities Trust Series 2021-CHIP, Class C 3.02%(1),(4)	11/05/44		125,000	85,941
Life Mortgage Trust Series 2021-BMR, Class C 5.53% (1 mo. USD Term SOFR + 1.214%)(1),(2)	03/15/38		10,680	10,624
Manhattan West Mortgage Trust Series 2020-1MW, Class D 2.41%(1),(4)	09/10/39		50,000	46,365
MFT Mortgage Trust Series 2020-B6, Class B 3.39%(1),(4)	08/10/40		150,000	102,630
MHC Trust Series 2021-MHC2, Class B 5.53% (1 mo. USD Term SOFR + 1.214%)(1),(2)	05/15/38		118,640	118,671
MHC Trust Series 2021-MHC2, Class D 5.93% (1 mo. USD Term SOFR + 1.614%)(1),(2)	05/15/38		112,000	112,038
MHC Trust Series 2021-MHC2, Class E 6.38% (1 mo. USD Term SOFR + 2.064%)(1),(2)	05/15/38		80,000	80,035
MKT Mortgage Trust Series 2020-525M, Class D 3.04%(1),(4)	02/12/40		100,000	78,297
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A 2.57%(1)	11/09/43		110,000	93,946
Morgan Stanley Capital I Trust Series 2021-PLZA, Class B 2.90%(1),(4)	11/09/43		150,000	127,173
NY Commercial Mortgage Trust Series 2025-299P, Class C 6.38%(1),(4)	02/10/47		44,000	45,325
NYC Commercial Mortgage Trust Series 2021-909, Class A 2.94%(1)	04/10/43		100,000	86,114
NYC Commercial Mortgage Trust Series 2021-909, Class C 3.31%(1),(4)	04/10/43		100,000	80,237
NYC Commercial Mortgage Trust Series 2025-1155, Class A 5.83%(1)	06/10/42		177,000	178,166
NYCT Trust Series 2024-3ELV, Class C 7.15% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29		100,000	99,536
NYCT Trust Series 2024-3ELV, Class D 8.15% (1 mo. USD Term SOFR + 3.838%)(1),(2)	08/15/29		100,000	99,293
NYO Commercial Mortgage Trust Series 2021-1290, Class C 6.42% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38		140,000	139,365
NYO Commercial Mortgage Trust Series 2021-1290, Class D 6.97% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38		150,000	147,386
One New York Plaza Trust Series 2020-1NYP, Class AJ 5.68% (1 mo. USD Term SOFR + 1.364%)(1),(2)	01/15/36		150,000	144,838
Progress Residential Trust Series 2021-SFR3, Class E1 2.54%(1)	05/17/26		40,000	39,336
RIDE Series 2025-SHRE, Class D 6.97%(1),(4)	02/14/47		100,000	102,037
SFO Commercial Mortgage Trust Series 2021-555, Class B 5.93% (1 mo. USD Term SOFR + 1.614%)(1),(2)	05/15/38		100,000	99,381
Shops at Crystals Trust Series 2016-CSTL, Class C 3.86%(1),(4)	07/05/36		50,000	48,761
SLG Office Trust Series 2021-OVA, Class C 2.85%(1)	07/15/41		140,000	122,559
SWCH Commercial Mortgage Trust Series 2025-DATA, Class C 6.40% (1 mo. USD Term SOFR + 2.092%)(1),(2)	02/15/42		25,000	24,792
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 7.65% (1 mo. USD Term SOFR + 3.340%)(1),(2)	02/15/42		160,000	158,939
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D 7.40% (1 mo. USD Term SOFR + 3.091%)(1),(2)	04/15/42		100,000	100,417
TTAN Series 2021-MHC, Class C 5.78% (1 mo. USD Term SOFR + 1.464%)(1),(2)	03/15/38		80,750	80,825
TTAN Series 2021-MHC, Class F 7.33% (1 mo. USD Term SOFR + 3.014%)(1),(2)	03/15/38		76,904	77,063
U.K. Logistics DAC Series 2025-1X, Class C 6.85% (1 day GBP SONIA + 2.500%)(2),(5)	05/17/35	GBP	100,000	137,505

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class C 6.53%(1),(4)	06/10/37	$50,000	$50,598

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $5,658,471)			5,705,596

COMMERCIAL MORTGAGE-BACKED SECURITIES —AGENCY—1.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML12, Class X 1.30%(1),(4)	07/25/41	1,058,896	94,136
Government National Mortgage Association Series 2021-17 (I/O) 1.05%(4)	01/16/61	685,066	54,356
Government National Mortgage Association Series 2021-36 (I/O) 1.29%(4)	03/16/63	596,707	49,446
Government National Mortgage Association Series 2023-127 (I/O) 0.40%(4)	07/16/57	2,526,585	45,433

Total Commercial Mortgage-backed Securities—Agency (Cost: $255,483)			243,371

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—11.7%
Ajax Mortgage Loan Trust Series 2021-G, Class A 4.88%(1),(4)	06/25/61	48,951	48,813
BINOM Securitization Trust Series 2022-RPL1, Class M1 3.00%(1),(4)	02/25/61	50,000	40,695
Cascade MH Asset Trust Series 2019-MH1, Class A 4.00%(1),(4)	11/25/44	34,599	33,043
Cascade MH Asset Trust Series 2021-MH1, Class A1 1.75%(1)	02/25/46	54,467	49,839
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54	83,501	81,061
CIM Trust Series 2019-R4, Class A1 3.00%(1),(4)	10/25/59	146,637	136,673
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(4)	12/25/60	43,392	39,713
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(4)	06/25/57	113,631	105,172
CSMC Trust Series 2020-RPL4, Class A1 2.00%(1),(4)	01/25/60	51,934	46,919
CSMC Trust Series 2021-RPL3, Class M3 4.01%(1),(4)	01/25/60	90,000	71,086
CSMC Trust Series 2021-RPL4, Class A1 4.12%(1),(4)	12/27/60	60,429	60,231
CSMC Trust Series 2021-RPL9, Class A1 3.78%(1),(4)	02/25/61	68,584	67,972
CSMCM Trust Series 2021-RP11, Class CERT 3.78%(1)	10/27/61	68,308	52,906
JPMorgan Mortgage Trust Series 2025-CES2, Class M1 6.24%(1)	06/25/55	100,000	100,807
Legacy Mortgage Asset Trust Series 2021-GS4, Class A1 4.65%(1)	11/25/60	43,997	44,022
Legacy Mortgage Asset Trust Series 2021-GS5, Class A1 5.25%(1)	07/25/67	144,762	144,596
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B 4.77% (1 mo. USD Term SOFR + 0.454%)(2)	05/25/37	11,622	8,392
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37	43,363	43,480
MFA Trust Series 2023-INV2, Class B1 7.96%(1),(4)	10/25/58	30,000	30,015
PRKCM Trust Series 2021-AFC1, Class A1 1.51%(1),(4)	08/25/56	31,420	26,085
PRPM LLC Series 2024-RPL1, Class A3 4.10%(1),(4)	12/25/64	150,000	143,593
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4 4.68% (1 mo. USD Term SOFR + 0.364%)(2)	07/25/37	127,322	103,721
Towd Point Mortgage Trust Series 2015-1, Class B1 4.68%(1),(4)	10/25/53	45,000	43,273
Towd Point Mortgage Trust Series 2019-2, Class M1 3.75%(1),(4)	12/25/58	100,000	86,355
Towd Point Mortgage Trust Series 2019-HY2, Class M2 6.33% (1 mo. USD Term SOFR + 2.014%)(1),(2)	05/25/58	110,000	110,755
Towd Point Mortgage Trust Series 2020-MH1, Class A1A 2.18%(1),(4)	02/25/60	85,715	83,630
Towd Point Mortgage Trust Series 2020-MH1, Class M2A 2.75%(1),(4)	02/25/60	125,000	117,396
Verus Securitization Trust Series 2024-INV2, Class B1 6.93%(1)	08/26/69	100,000	98,773
Verus Securitization Trust Series 2025-1, Class B1 7.01%(1),(4)	01/25/70	24,000	24,051
Verus Securitization Trust Series 2025-3, Class B1 7.52%(1),(4)	05/25/70	100,000	101,562

Total Residential Mortgage-backed Securities—Non-agency (Cost: $2,078,774)			2,144,629

U.S. TREASURY SECURITIES—8.6%
U.S. Treasury Bonds 4.75%	05/15/55	503,000	500,289
U.S. Treasury Inflation-Indexed Notes 2.13%	01/15/35	168,722	171,533
U.S. Treasury Notes
3.75%	06/30/27	42,000	42,028
3.88%	06/30/30	469,000	470,850
4.25%	05/15/35	396,000	396,712

Total U.S. Treasury Securities (Cost: $1,561,859)			1,581,412

Total Fixed Income Securities (Cost: $20,689,866)			20,637,572

Issues		Shares	Value
MONEY MARKET INVESTMENTS—1.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.27%(6)		77,854	77,854
TCW Central Cash Fund, 4.33%(6),(7)		280,441	280,441

Total Money Market Investments (Cost: $358,295)			358,295

Total Investments (114.3%) (Cost: $21,048,161)			20,995,867

Liabilities In Excess Of Other Assets (-14.3%)			(2,627,830)

Net Assets (100.0%)			$18,368,037

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
17	10-Year U.S. Treasury Note Futures	09/19/25	$1,886,478	$1,942,516	$56,038
6	U.S. Ultra Long Bond Futures	09/19/25	679,418	714,750	35,332
17	2-Year U.S. Treasury Note Futures	09/30/25	3,522,341	3,536,398	14,057

			$6,088,237	$6,193,664	$105,427

Short Futures
8	5-Year U.S. Treasury Note Futures	09/30/25	$(862,612)	$(872,000)	$(9,388)

			$(862,612)	$(872,000)	$(9,388)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(9)
Goldman Sachs & Co.	GBP	299,447	07/11/25	$399,068	$410,364	$(11,296)

				$399,068	$410,364	$(11,296)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
GBP	British Pound Sterling.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $11,039,177 or 60.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2025.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2025, the value of these securities amounted to $268,552 or 1.5% of net assets.
(6)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(7)	Affiliated issuer.
(8)	Fund buys foreign currency, sells USD.
(9)	Fund sells foreign currency, buys USD.

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2025 were as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2025	Value at June 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,172$	5,329,269	$5,050,000	280,441	$280,441	$6,091	$—	$—	$—

Total					$280,441	$6,091	$—	$—	$—

TCW MetWest Sustainable Securitized Fund

Fair Valuation Summary (Unaudited)	June 30, 2025

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$7,415,993	$—	$7,415,993
Commercial Mortgage-Backed Securities—Non-Agency	—	5,705,596	—	5,705,596
Asset-Backed Securities	—	3,546,571	—	3,546,571
Residential Mortgage-Backed Securities—Non-Agency	—	2,144,629	—	2,144,629
U.S. Treasury Securities	1,581,412	—	—	1,581,412
Commercial Mortgage-Backed Securities—Agency	—	243,371	—	243,371

Total Fixed Income Securities	1,581,412	19,056,160	—	20,637,572

Equity Securities
Money Market Investments	358,295	—	—	358,295

Total Investments	$1,939,707	$19,056,160	$—	$20,995,867

Asset Derivatives
Futures Contracts
Interest Rate Risk	105,427	—	—	105,427

Total	$2,045,134	$19,056,160	$—	$21,101,294

Liability Derivatives
Futures Contracts
Interest Rate Risk	(9,388)	—	—	(9,388)
Forward Currency Contracts
Foreign Currency Risk	—	(11,296)	—	(11,296)

Total	$(9,388)	$(11,296)	$—	$(20,684)

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—99.1% of Net Assets
ASSET-BACKED SECURITIES—4.4%
Allegro CLO XIII Ltd. Series 2021-1A, Class B 6.23% (3 mo. USD Term SOFR + 1.962%)(1),(2)	07/20/34		$15,610,000	$15,629,185
AMMC CLO 15 Ltd. Series 2014-15A, Class AR3 5.64% (3 mo. USD Term SOFR + 1.382%)(1),(2)	01/15/32		1,197,677	1,198,070
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.94% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37		24,070,000	24,146,735
Apidos CLO XV Ltd. Series 2013-15A, Class BRR 6.08% (3 mo. USD Term SOFR + 1.812%)(1),(2)	04/20/31		10,000,000	10,015,380
ARES XXXVII CLO Ltd. Series 2015-4A, Class A1R 5.34% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/15/30		13,302,110	13,304,944
Barings CLO Ltd. Series 2018-4A, Class A1R 5.41% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/30		13,919,958	13,929,270
BCRED MML CLO LLC Series 2022-1A, Class A1 5.92% (3 mo. USD Term SOFR + 1.650%)(1),(2)	04/20/35		48,400,000	48,470,519
Carvana Auto Receivables Trust Series 2021-N1, Class R 0.00%(1),(3)	01/10/28		53,821	5,096,487
Carvana Auto Receivables Trust Series 2021-P4, Class R 0.00%(1),(3),(4)	09/11/28		43,250	5,948,127
Carvana Auto Receivables Trust Series 2023-N1, Class R 0.00%(1),(3)	04/10/30		30,000	7,598,381
Carvana Auto Receivables Trust Series 2023-N1, Class XS 0.00%(1),(5)	04/10/30		230,200,634	2,869,911
Carvana Auto Receivables Trust Series 2023-N3, Class R 0.00%(1),(3)	09/10/30		30,900	6,584,838
Cedar Funding II CLO Ltd. Series 2013-1A, Class BRR 5.88% (3 mo. USD Term SOFR + 1.612%)(1),(2)	04/20/34		4,800,000	4,805,923
Cedar Funding V CLO Ltd. Series 2016-5A, Class BR 6.29% (3 mo. USD Term SOFR + 2.012%)(1),(2)	07/17/31		7,000,000	7,021,000
CIFC Funding Ltd. Series 2013-2A, Class A2L 6.03% (3 mo. USD Term SOFR + 1.762%)(1),(2)	10/18/30		10,500,000	10,517,189
CIFC Funding Ltd. Series 2014-1A, Class BR2 5.93% (3 mo. USD Term SOFR + 1.662%)(1),(2)	01/18/31		8,000,000	8,018,752
CIFC Funding Ltd. Series 2017-4A, Class A2R 6.09% (3 mo. USD Term SOFR + 1.812%)(1),(2)	10/24/30		3,475,000	3,478,465
CIFC Funding Ltd. Series 2020-2A, Class BR 6.13% (3 mo. USD Term SOFR + 1.862%)(1),(2)	10/20/34		9,000,000	9,011,349
CIFC Funding Ltd. Series 2021-6A, Class B 6.17% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/15/34		20,000,000	20,024,680
CIFC Funding Ltd. Series 2022-1A, Class A 5.60% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/17/35		25,000,000	25,062,500
CIFC Funding Ltd. Series 2023-2A, Class A 6.02% (3 mo. USD Term SOFR + 1.750%)(1),(2)	01/21/37		14,000,000	14,052,388
CIT Education Loan Trust Series 2007-1, Class B 4.90% (90 day USD SOFR Average + 0.562%)(1),(2)	06/25/42		4,763,651	4,453,945
CVC Cordatus Loan Fund VIII DAC Series 8X, Class BRR 3.68% (3 mo. EUR EURIBOR + 1.400%)(2),(6)	07/15/34	EUR	8,200,000	9,600,112
Dryden 30 Senior Loan Fund Series 2013-30A, Class BR 5.84% (3 mo. USD Term SOFR + 1.512%)(1),(2)	11/15/28		1,500,000	1,501,257
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31		12,028,865	12,046,307
Dryden 65 CLO Ltd. Series 2018-65A, Class B 6.13% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/18/30		3,500,000	3,504,963
Dryden 92 CLO Ltd. Series 2021-92A, Class B 6.23% (3 mo. USD Term SOFR + 1.912%)(1),(2)	11/20/34		22,500,000	22,531,118
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 5.42% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29		6,890,896	6,899,840
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R 5.77% (3 mo. USD Term SOFR + 1.512%)(1),(2)	01/15/34		23,650,000	23,672,822
Fillmore Park CLO Ltd. Series 2018-1A, Class B1B 6.07% (3 mo. USD Term SOFR + 1.812%)(1),(2)	07/15/30		8,000,000	8,020,456
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(2)	08/25/42		855,992	815,178
Greenwood Park CLO Ltd. Series 2018-1A, Class B 5.92% (3 mo. USD Term SOFR + 1.662%)(1),(2)	04/15/31		10,000,000	10,020,890
HPS Loan Management Ltd. Series 15A-19, Class A1R 5.59% (3 mo. USD Term SOFR + 1.320%)(1),(2)	01/22/35		34,710,000	34,731,520
HPS Loan Management Ltd. Series 2021-16A, Class B 6.24% (3 mo. USD Term SOFR + 1.962%)(1),(2)	01/23/35		19,250,000	19,280,973

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
HPS Loan Management Ltd. Series 2023-18A, Class B 7.22% (3 mo. USD Term SOFR + 2.950%)(1),(2)	07/20/36	$10,000,000	$10,024,650
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	414,604	391,355
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(1)	01/17/73	26,573,534	24,055,633
LCM Loan Income Fund I Ltd. Series 1A, Class B 5.98% (3 mo. USD Term SOFR + 1.712%)(1),(2)	04/20/31	7,500,000	7,507,500
LCM XIV LP Series 14A, Class AR 5.57% (3 mo. USD Term SOFR + 1.302%)(1),(2)	07/20/31	2,019,167	2,019,904
LCM XIV LP Series 14A, Class BR 6.11% (3 mo. USD Term SOFR + 1.842%)(1),(2)	07/20/31	3,385,000	3,388,977
Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR 5.32% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/19/34	40,000,000	39,967,320
Madison Park Funding XLVI Ltd. Series 2020-46A, Class B1R 5.76% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/15/34	33,270,000	33,154,520
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A 5.68% (3 mo. USD Term SOFR + 1.412%)(1),(2)	04/19/33	27,765,739	27,840,262
Madison Park Funding XXIV Ltd. Series 2016-24A, Class AR2 5.39% (3 mo. USD Term SOFR + 1.120%)(1),(2)	10/20/29	11,091,524	11,096,360
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 5.82% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38	32,300,000	32,416,280
Madison Park Funding XXXVI Ltd. Series 2019-36A, Class B1R 5.81% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/35	13,350,000	13,298,562
Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class A 5.66% (3 mo. USD Term SOFR + 1.382%)(1),(2)	07/17/34	10,500,000	10,509,975
Magnetite XII Ltd. Series 2015-12A, Class AR4 5.41% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/31	14,643,837	14,647,557
Magnetite XXIII Ltd. Series 2019-23A, Class BR 6.19% (3 mo. USD Term SOFR + 1.912%)(1),(2)	01/25/35	20,000,000	20,035,880
Magnetite XXV Ltd. Series 2020-25A, Class A 5.74% (3 mo. USD Term SOFR + 1.462%)(1),(2)	01/25/32	17,260,291	17,264,658
MetroNet Infrastructure Issuer LLC 7.95%	04/20/53	24,026,000	24,332,894
NCFA LLC 2.75%(7)	06/12/28	15,769,495	15,769,495
Neuberger Berman Loan Advisers CLO 43Ltd. Series 2021- 43A, Class AR 5.33% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/17/36	35,000,000	34,958,000
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022- 47A, Class A 5.54% (3 mo. USD Term SOFR + 1.300%)(1),(2)	04/14/35	32,050,000	32,096,376
NYACK Park CLO Ltd. Series 2021-1A, Class B1 6.13% (3 mo. USD Term SOFR + 1.862%)(1),(2)	10/20/34	20,000,000	20,062,140
Octagon 64 Ltd. Series 2022-1A, Class B1R 6.02% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/21/37	18,250,000	18,277,375
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class A2R 5.87% (3 mo. USD Term SOFR + 1.612%)(1),(2)	07/15/30	10,000,000	10,006,060
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class BR 6.22% (3 mo. USD Term SOFR + 1.962%)(1),(2)	10/15/34	18,800,000	18,821,526
Octagon Investment Partners 46 Ltd. Series 2020-2A, Class BR 6.17% (3 mo. USD Term SOFR + 1.912%)(1),(2)	07/15/36	7,250,000	7,257,881
OHA Credit Funding 7 Ltd. Series 2020-7A, Class AR 5.57% (3 mo. USD Term SOFR + 1.300%)(1),(2)	02/24/37	6,960,000	6,960,348
Palmer Square CLO Ltd. Series 2018-1A, Class A1R 5.79% (3 mo. USD Term SOFR + 1.520%)(1),(2)	04/18/37	22,000,000	22,077,594
Palmer Square CLO Ltd. Series 2021-4A, Class B 6.17% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/15/34	19,500,000	19,500,975
Rad CLO 18 Ltd. Series 2023-18A, Class A1R 5.72% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/15/37	22,150,000	22,192,085
Rad CLO 4 Ltd. Series 2019-4A, Class AR 5.51% (3 mo. USD Term SOFR + 1.230%)(1),(2)	04/25/32	7,031,406	7,040,547
Recette CLO Ltd. Series 2015-1A, Class ARR 5.61% (3 mo. USD Term SOFR + 1.342%)(1),(2)	04/20/34	32,680,000	32,774,772

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Rockford Tower CLO Ltd. Series 2017-2A, Class AR 5.54% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/15/29		$1,687,624	$1,688,648
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.72% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30		1,179,835	1,181,081
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 5.36% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36		22,730,000	22,735,887
RR 26 Ltd. Series 2023-26A, Class A1R 5.38% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/15/38		34,500,000	34,503,450
Sixth Street CLO XX Ltd. Series 2021-20A, Class B 6.18% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/20/34		25,000,000	25,001,250
Skyline Aviation, Inc. Class A 3.23%	07/03/38		24,091,780	22,423,236
SLC Student Loan Trust Series 2004-1, Class B 4.91% (90 day USD SOFR Average + 0.552%)(2)	08/15/31		160,966	141,962
SLM Student Loan Trust Series 2003-12, Class B 5.19% (90 day USD SOFR Average + 0.852%)(2)	12/15/68		24,608	23,421
SLM Student Loan Trust Series 2006-2, Class A6 4.79% (90 day USD SOFR Average + 0.432%)(2)	01/25/41		16,248,028	15,677,906
SLM Student Loan Trust Series 2006-8, Class A6 4.78% (90 day USD SOFR Average + 0.422%)(2)	01/25/41		17,499,591	16,832,119
SLM Student Loan Trust Series 2007-1, Class A6 4.76% (90 day USD SOFR Average + 0.402%)(2)	01/27/42		17,251,507	16,522,474
SLM Student Loan Trust Series 2007-1, Class B 4.84% (90 day USD SOFR Average + 0.482%)(2)	01/27/42		2,016,533	1,855,573
SLM Student Loan Trust Series 2007-6, Class B 5.47% (90 day USD SOFR Average + 1.112%)(2)	04/27/43		2,493,115	2,349,668
SLM Student Loan Trust Series 2007-7, Class A4 4.95% (90 day USD SOFR Average + 0.592%)(2)	01/25/22		89,766	88,115
SLM Student Loan Trust Series 2008-2, Class B 5.82% (90 day USD SOFR Average + 1.462%)(2)	01/25/83		38,874,000	39,874,757
SLM Student Loan Trust Series 2008-3, Class A3 5.62% (90 day USD SOFR Average + 1.262%)(2)	10/25/21		5,693	5,641
SLM Student Loan Trust Series 2008-3, Class B 5.82% (90 day USD SOFR Average + 1.462%)(2)	04/26/83		2,260,000	2,268,588
SLM Student Loan Trust Series 2008-4, Class A4 6.27% (90 day USD SOFR Average + 1.912%)(2)	07/25/22		655,665	657,518
SLM Student Loan Trust Series 2008-4, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	04/25/73		8,849,000	9,395,318
SLM Student Loan Trust Series 2008-5, Class A4 6.32% (90 day USD SOFR Average + 1.962%)(2)	07/25/23		8,505,198	8,539,864
SLM Student Loan Trust Series 2008-5, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	07/25/73		37,199,000	37,842,669
SLM Student Loan Trust Series 2008-6, Class A4 5.72% (90 day USD SOFR Average + 1.362%)(2)	07/26/83		3,250,587	3,215,416
SLM Student Loan Trust Series 2008-6, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	07/26/83		31,424,000	31,570,430
SLM Student Loan Trust Series 2008-7, Class B 6.47% (90 day USD SOFR Average + 2.112%)(2)	07/26/83		17,206,000	17,426,911
SLM Student Loan Trust Series 2012-1, Class A3 5.37% (30 day USD SOFR Average + 1.064%)(2)	09/25/28		297,638	292,603
SLM Student Loan Trust Series 2012-2, Class A 5.12% (30 day USD SOFR Average + 0.814%)(2)	01/25/29		6,794,669	6,647,103
SLM Student Loan Trust Series 2012-7, Class A3 5.07% (30 day USD SOFR Average + 0.764%)(2)	05/26/26		11,657,514	11,316,624
Symphony CLO XX Ltd. Series 2018-20A, Class AR2 5.36% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/16/32		31,062,812	31,070,826
Symphony CLO XXIX Ltd. Series 2021-29A, Class B 6.17% (3 mo. USD Term SOFR + 1.912%)(1),(2)	01/15/34		14,500,000	14,519,169
Trestles CLO VIII Ltd. Series 2025-8A, Class A1 5.63% (3 mo. USD Term SOFR + 1.330%)(1),(2)	06/11/35		20,000,000	20,032,000
United Auto Credit Securitization Trust Series 2022-2, Class R1 0.00%(1),(3),(4)	04/10/29		33,600	2
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(1)	05/28/39	GBP	12,435,000	17,516,807
Voya CLO Ltd. Series 2016-3A, Class A1R2 5.42% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/18/31		23,296,429	23,330,116

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Voya CLO Ltd. Series 2019-4A, Class BR 6.27% (3 mo. USD Term SOFR + 2.012%)(1),(2)	01/15/35	$17,500,000	$17,521,053

Total Asset-backed Securities (Cost: $1,399,011,765)			1,427,679,140

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—36.6%
Federal Home Loan Mortgage Corp., Pool #RA4201 2.00%	12/01/50	7,596,201	6,067,414
Federal Home Loan Mortgage Corp., Pool #SD8121 2.00%	01/01/51	102,893	82,152
Federal Home Loan Mortgage Corp., Pool #RA4398 2.00%	01/01/51	66,910,773	53,444,523
Federal Home Loan Mortgage Corp., Pool #SD3302 2.00%	10/01/51	53,833,793	42,838,198
Federal Home Loan Mortgage Corp., Pool #SD8182 2.00%	12/01/51	23,828,451	18,928,224
Federal Home Loan Mortgage Corp., Pool #QD3162 2.00%	12/01/51	124,424,106	98,880,180
Federal Home Loan Mortgage Corp., Pool #RA6507 2.00%	12/01/51	112,068,515	89,048,872
Federal Home Loan Mortgage Corp., Pool #SD8188 2.00%	01/01/52	37,750,768	29,974,304
Federal Home Loan Mortgage Corp., Pool #SD8193 2.00%	02/01/52	71,067,690	56,403,321
Federal Home Loan Mortgage Corp., Pool #QD7213 2.00%	02/01/52	87,203,338	69,120,980
Federal Home Loan Mortgage Corp., Pool #SD1178 2.00%	03/01/52	14,580,754	11,572,107
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52	5,855,008	4,640,922
Federal Home Loan Mortgage Corp., Pool #SD8211 2.00%	05/01/52	10,642,496	8,435,683
Federal Home Loan Mortgage Corp., Pool #RA5285 2.50%	05/01/51	98,829,939	82,938,360
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52	312,265,482	260,040,448
Federal Home Loan Mortgage Corp., Pool #SD8205 2.50%	04/01/52	210,616,491	175,097,985
Federal Home Loan Mortgage Corp., Pool #QE0521 2.50%	04/01/52	2,615,745	2,174,624
Federal Home Loan Mortgage Corp., Pool #C04546 3.00%	02/01/43	8,405,273	7,650,171
Federal Home Loan Mortgage Corp., Pool #C04573 3.00%	03/01/43	10,072,187	9,165,983
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	68,183,157	60,719,621
Federal Home Loan Mortgage Corp., Pool #G08715 3.00%	08/01/46	93,543,792	83,304,203
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46	9,436,359	8,403,426
Federal Home Loan Mortgage Corp., Pool #ZM1779 3.00%	09/01/46	10,235,271	9,103,171
Federal Home Loan Mortgage Corp., Pool #G08726 3.00%	10/01/46	101,687,937	90,556,865
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46	62,690,951	55,828,609
Federal Home Loan Mortgage Corp., Pool #ZM2285 3.00%	12/01/46	12,242,209	10,888,126
Federal Home Loan Mortgage Corp., Pool #ZS4693 3.00%	12/01/46	12,227,594	10,875,128
Federal Home Loan Mortgage Corp., Pool #G08741 3.00%	01/01/47	39,969,521	35,594,336
Federal Home Loan Mortgage Corp., Pool #G08747 3.00%	02/01/47	14,084,169	12,542,473
Federal Home Loan Mortgage Corp., Pool #RE6029 3.00%	02/01/50	3,299,636	2,852,433
Federal Home Loan Mortgage Corp., Pool #SD8213 3.00%	05/01/52	124,976,105	108,323,614
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52	111,234,115	96,399,763
Federal Home Loan Mortgage Corp., Pool #SD3890 3.00%	08/01/52	85,935,732	74,782,733
Federal Home Loan Mortgage Corp., Pool #SD4636 3.00%	01/01/53	97,622,662	84,626,229
Federal Home Loan Mortgage Corp., Pool #G07408 3.50%	06/01/43	9,327,582	8,766,410
Federal Home Loan Mortgage Corp., Pool #U99097 3.50%	07/01/43	22,103,301	20,690,236
Federal Home Loan Mortgage Corp., Pool #V80356 3.50%	08/01/43	16,170,269	15,198,095
Federal Home Loan Mortgage Corp., Pool #G07848 3.50%	04/01/44	45,442,938	42,710,858
Federal Home Loan Mortgage Corp., Pool #G07849 3.50%	05/01/44	6,081,447	5,715,743
Federal Home Loan Mortgage Corp., Pool #G07924 3.50%	01/01/45	6,759,449	6,313,723
Federal Home Loan Mortgage Corp., Pool #G60023 3.50%	04/01/45	7,264,517	6,793,796
Federal Home Loan Mortgage Corp., Pool #G60080 3.50%	06/01/45	76,029,343	70,723,545
Federal Home Loan Mortgage Corp., Pool #G60138 3.50%	08/01/45	60,287,671	56,161,797
Federal Home Loan Mortgage Corp., Pool #G60238 3.50%	10/01/45	23,315,497	21,689,300
Federal Home Loan Mortgage Corp., Pool #G08676 3.50%	11/01/45	16,863,419	15,633,586
Federal Home Loan Mortgage Corp., Pool #G08681 3.50%	12/01/45	11,210,726	10,393,138
Federal Home Loan Mortgage Corp., Pool #G08698 3.50%	03/01/46	578	533
Federal Home Loan Mortgage Corp., Pool #G08711 3.50%	06/01/46	4,795,769	4,422,873
Federal Home Loan Mortgage Corp., Pool #G67700 3.50%	08/01/46	17,936,329	16,603,787
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	21,132,685	19,489,509
Federal Home Loan Mortgage Corp., Pool #G08727 3.50%	10/01/46	18,808,151	17,345,720
Federal Home Loan Mortgage Corp., Pool #ZT0277 3.50%	10/01/46	1,186,564	1,094,326
Federal Home Loan Mortgage Corp., Pool #G08742 3.50%	01/01/47	30,258,131	27,905,405
Federal Home Loan Mortgage Corp., Pool #G08757 3.50%	04/01/47	10,963,085	10,072,744
Federal Home Loan Mortgage Corp., Pool #G67703 3.50%	04/01/47	128,892,010	119,316,249
Federal Home Loan Mortgage Corp., Pool #G08779 3.50%	09/01/47	42,610	39,149
Federal Home Loan Mortgage Corp., Pool #G08784 3.50%	10/01/47	37,713	34,650
Federal Home Loan Mortgage Corp., Pool #G08792 3.50%	12/01/47	32,269	29,649
Federal Home Loan Mortgage Corp., Pool #ZA5103 3.50%	12/01/47	98,354	90,252
Federal Home Loan Mortgage Corp., Pool #ZA5128 3.50%	12/01/47	335,631	307,986
Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	67,258,210	62,296,336

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #ZS4768 3.50%	05/01/48	$827,873	$757,832
Federal Home Loan Mortgage Corp., Pool #SD7502 3.50%	07/01/49	5,533,721	5,066,373
Federal Home Loan Mortgage Corp., Pool #SD7503 3.50%	08/01/49	12,152,851	11,146,274
Federal Home Loan Mortgage Corp., Pool #SD7511 3.50%	01/01/50	12,634,895	11,588,392
Federal Home Loan Mortgage Corp., Pool #A97038 4.00%	02/01/41	4,288,450	4,165,185
Federal Home Loan Mortgage Corp., Pool #G06361 4.00%	03/01/41	8,454	8,227
Federal Home Loan Mortgage Corp., Pool #G06499 4.00%	03/01/41	3,662,856	3,564,697
Federal Home Loan Mortgage Corp., Pool #G06498 4.00%	04/01/41	8,521,997	8,293,213
Federal Home Loan Mortgage Corp., Pool #Q05804 4.00%	01/01/42	14,481,059	14,066,338
Federal Home Loan Mortgage Corp., Pool #G07786 4.00%	08/01/44	73,008,365	70,439,006
Federal Home Loan Mortgage Corp., Pool #G07925 4.00%	02/01/45	4,825,094	4,638,868
Federal Home Loan Mortgage Corp., Pool #G60344 4.00%	12/01/45	56,245	53,680
Federal Home Loan Mortgage Corp., Pool #G08758 4.00%	04/01/47	8,479	8,038
Federal Home Loan Mortgage Corp., Pool #G08762 4.00%	05/01/47	8,498,386	8,056,354
Federal Home Loan Mortgage Corp., Pool #G67711 4.00%	03/01/48	38,102,571	36,245,358
Federal Home Loan Mortgage Corp., Pool #G67713 4.00%	06/01/48	339,583	322,622
Federal Home Loan Mortgage Corp., Pool #G67714 4.00%	07/01/48	55,614	52,881
Federal Home Loan Mortgage Corp., Pool #G67717 4.00%	11/01/48	46,705,322	44,408,191
Federal Home Loan Mortgage Corp., Pool #G05866 4.50%	02/01/40	6,129,648	6,126,004
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	4,309,697	4,202,076
Federal Home Loan Mortgage Corp., Pool #G08848 4.50%	11/01/48	738,166	719,732
Federal Home Loan Mortgage Corp., Pool #SD2322 4.50%	09/01/52	69,243,904	66,453,229
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52	94,853,877	91,019,860
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52	182,963,502	175,539,780
Federal Home Loan Mortgage Corp., Pool #SD2148 4.50%	01/01/53	44,606,425	42,878,788
Federal Home Loan Mortgage Corp., Pool #G01515 5.00%	02/01/33	171,999	174,920
Federal Home Loan Mortgage Corp., Pool #C01492 5.00%	02/01/33	130,708	132,928
Federal Home Loan Mortgage Corp., Pool #A54856 5.00%	01/01/34	1,113,320	1,134,091
Federal Home Loan Mortgage Corp., Pool #G02579 5.00%	12/01/34	286,579	291,811
Federal Home Loan Mortgage Corp., Pool #A61164 5.00%	04/01/36	3,116	3,173
Federal Home Loan Mortgage Corp., Pool #G08826 5.00%	06/01/48	5,968,957	5,970,895
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48	3,392,846	3,398,912
Federal Home Loan Mortgage Corp., Pool #G08840 5.00%	08/01/48	542,947	543,123
Federal Home Loan Mortgage Corp., Pool #G08838 5.00%	09/01/48	1,803,105	1,803,690
Federal Home Loan Mortgage Corp., Pool #G08844 5.00%	10/01/48	4,843,076	4,844,648
Federal Home Loan Mortgage Corp., Pool #G08849 5.00%	11/01/48	1,699,721	1,700,273
Federal Home Loan Mortgage Corp., Pool #A25162 5.50%	05/01/34	561,349	579,264
Federal Home Loan Mortgage Corp., Pool #A39012 5.50%	06/01/35	13,806	14,311
Federal Home Loan Mortgage Corp., Pool #G02955 5.50%	03/01/37	1,260,936	1,306,900
Federal Home Loan Mortgage Corp., Pool #H00790 5.50%	05/01/37	2,018	2,089
Federal Home Loan Mortgage Corp., Pool #H05069 5.50%	05/01/37	56,979	58,979
Federal Home Loan Mortgage Corp., Pool #G03357 5.50%	08/01/37	281,320	291,155
Federal Home Loan Mortgage Corp., Pool #G03676 5.50%	12/01/37	906,749	938,450
Federal Home Loan Mortgage Corp., Pool #G03783 5.50%	01/01/38	633,913	656,043
Federal Home Loan Mortgage Corp., Pool #G04438 5.50%	05/01/38	1,888,216	1,953,872
Federal Home Loan Mortgage Corp., Pool #G04703 5.50%	08/01/38	1,524,897	1,578,100
Federal Home Loan Mortgage Corp., Pool #G04706 5.50%	09/01/38	62,720	64,903
Federal Home Loan Mortgage Corp., Pool #SD8362 5.50%	09/01/53	158,296,016	158,702,133
Federal Home Loan Mortgage Corp., Pool #G02884 6.00%	04/01/37	903,124	947,751
Federal Home Loan Mortgage Corp., Pool #G03985 6.00%	03/01/38	4,848	5,094
Federal Home Loan Mortgage Corp., Pool #C46104 6.50%	09/01/29	1,702	1,735
Federal Home Loan Mortgage Corp., Pool #A24156 6.50%	10/01/31	24,733	25,594
Federal Home Loan Mortgage Corp., Pool #G00992 7.00%	11/01/28	123	127
Federal Home Loan Mortgage Corp., Pool #C55789 7.50%	10/01/27	162	163
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z 7.00%	07/15/27	6,100	6,195
Federal Home Loan Mortgage Corp. REMICS Series 2098, Class TZ (TAC) 6.00%	01/15/28	33,490	33,562
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC) 6.00%	07/15/29	3,678	3,742
Federal Home Loan Mortgage Corp. REMICS Series 2313, Class LA 6.50%	05/15/31	1,166	1,178
Federal Home Loan Mortgage Corp. REMICS Series 2433, Class SA (I/F) (PAC) 9.44% (-30 day USD SOFR Average + 20.632%)(2)	02/15/32	2,878	3,211
Federal Home Loan Mortgage Corp. REMICS Series 2481, Class AW 6.50%	08/15/32	2,034	2,044

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 3019, Class SW (I/O) (I/F) 2.78% (-30 day USD SOFR Average + 7.086%)(2)	08/15/35	$440,451	$48,919
Federal Home Loan Mortgage Corp. REMICS Series 3063, Class YG (PAC) 5.50%	11/15/35	1,159,678	1,187,150
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class SA (I/O) (I/F) 2.78% (-30 day USD SOFR Average + 7.086%)(2)	08/15/35	194,733	21,628
Federal Home Loan Mortgage Corp. REMICS Series 3752, Class XL (PAC) 4.50%	11/15/40	20,537,471	20,377,350
Federal Home Loan Mortgage Corp. REMICS Series 3891, Class HS (I/O) (I/F) 1.53% (-30 day USD SOFR Average + 5.836%)(2)	07/15/41	2,356,481	209,023
Federal Home Loan Mortgage Corp. REMICS Series 3904, Class JB (PAC) 4.50%	08/15/41	4,563,554	4,524,730
Federal Home Loan Mortgage Corp. REMICS Series 3925, Class LB (PAC) 4.50%	09/15/41	9,215,000	9,109,563
Federal Home Loan Mortgage Corp. REMICS Series 3928, Class JD (PAC) 4.00%	09/15/41	11,012,861	10,984,940
Federal Home Loan Mortgage Corp. REMICS Series 4102, Class TC (PAC) 2.50%	09/15/41	2,900,494	2,835,310
Federal Home Loan Mortgage Corp. REMICS Series 4161, Class BA (PAC) 2.50%	12/15/41	4,144,683	4,064,951
Federal Home Loan Mortgage Corp. REMICS Series 4656, Class EZ 4.00%	02/15/47	215,654	203,671
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA 3.00%	04/15/48	957,826	845,787
Federal Home Loan Mortgage Corp. REMICS Series 4846, Class PA 4.00%	06/15/47	39,857	39,600
Federal Home Loan Mortgage Corp. REMICS Series 4852, Class CA (PAC) 4.00%	11/15/47	4,080,547	4,051,275
Federal Home Loan Mortgage Corp. REMICS Series 4860, Class BH (PAC) 3.50%	10/15/48	1,870,794	1,808,370
Federal Home Loan Mortgage Corp. REMICS Series 4860, Class PA (PAC) 3.50%	02/15/49	1,689,814	1,568,808
Federal Home Loan Mortgage Corp. REMICS Series 4879, Class BC (PAC) 3.00%	04/15/49	579,299	521,239
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA 3.00%	01/15/49	552,905	500,070
Federal Home Loan Mortgage Corp. REMICS Series 4937, Class MF 4.87% (30 day USD SOFR Average + 0.564%)(2)	12/25/49	4,311,144	4,189,091
Federal Home Loan Mortgage Corp. STRIPS Series 309 (P/O) 0.00% (5)	08/15/43	9,133,648	6,590,032
Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2 4.92% (30 day USD SOFR Average + 0.614%)(2)	11/15/43	1,629,473	1,613,949
Federal National Mortgage Association, Pool #MA4128 2.00%	09/01/40	104,567,212	90,173,785
Federal National Mortgage Association, Pool #MA4333 2.00%	05/01/41	61,146,521	52,574,656
Federal National Mortgage Association, Pool #MA4158 2.00%	10/01/50	152,127,808	121,620,177
Federal National Mortgage Association, Pool #MA4237 2.00%	01/01/51	2,065,004	1,643,650
Federal National Mortgage Association, Pool #MA4281 2.00%	03/01/51	33,602,340	26,802,891
Federal National Mortgage Association, Pool #MA4305 2.00%	04/01/51	75,562,236	60,234,019
Federal National Mortgage Association, Pool #CB2365 2.00%	09/01/51	142,458,261	113,311,358
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	397,416,833	315,828,254
Federal National Mortgage Association, Pool #MA4492 2.00%	12/01/51	83,435,101	66,277,001
Federal National Mortgage Association, Pool #BQ7006 2.00%	01/01/52	94,840,504	75,336,928
Federal National Mortgage Association, Pool #BU1452 2.00%	01/01/52	94,994,981	75,393,366
Federal National Mortgage Association, Pool #CB2767 2.00%	01/01/52	63,651,606	50,808,760
Federal National Mortgage Association, Pool #MA4547 2.00%	02/01/52	16,646,712	13,211,768
Federal National Mortgage Association, Pool #FS1622 2.00%	03/01/52	175,674,102	139,669,972
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	52,359,530	44,051,665
Federal National Mortgage Association, Pool #CB2313 2.50%	12/01/51	131,930,466	110,731,449
Federal National Mortgage Association, Pool #MA4493 2.50%	12/01/51	132,457,436	110,345,537
Federal National Mortgage Association, Pool #FS2536 2.50%	02/01/52	3,348,469	2,793,768
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52	190,971,930	158,766,295
Federal National Mortgage Association, Pool #BV2994 2.50%	04/01/52	2,390,063	1,987,001
Federal National Mortgage Association, Pool #MA4578 2.50%	04/01/52	250,058,822	207,724,508
Federal National Mortgage Association, Pool #MA1432 3.00%	05/01/33	26,233	25,245
Federal National Mortgage Association, Pool #MA1459 3.00%	06/01/33	12,486	12,012
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33	18,349,770	17,641,382
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	11,623,229	11,175,842
Federal National Mortgage Association, Pool #AB6385 3.00%	10/01/42	173,724	158,516
Federal National Mortgage Association, Pool #AL8256 3.00%	08/01/43	287,547	262,420
Federal National Mortgage Association, Pool #AL7092 3.00%	07/01/45	31,403	28,194
Federal National Mortgage Association, Pool #MA2895 3.00%	02/01/47	33,876	30,129

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #FM2310 3.00%	01/01/48	$7,483,382	$6,633,524
Federal National Mortgage Association, Pool #BM5507 3.00%	09/01/48	4,715,723	4,194,127
Federal National Mortgage Association, Pool #MA3811 3.00%	10/01/49	5,022,681	4,341,951
Federal National Mortgage Association, Pool #MA3846 3.00%	11/01/49	27,254	23,560
Federal National Mortgage Association, Pool #MA3942 3.00%	02/01/50	9,934,490	8,588,056
Federal National Mortgage Association, Pool #MA3997 3.00%	04/01/50	11,969,617	10,240,509
Federal National Mortgage Association, Pool #CA5689 3.00%	05/01/50	48,957,338	43,226,898
Federal National Mortgage Association, Pool #BV8459 3.00%	04/01/52	124,058,786	107,528,524
Federal National Mortgage Association, Pool #FS3275 3.00%	04/01/52	17,706,282	15,349,058
Federal National Mortgage Association, Pool #CB3582 3.00%	05/01/52	14,202,438	12,355,730
Federal National Mortgage Association, Pool #FS5494 3.00%	07/01/52	82,699,905	71,670,919
Federal National Mortgage Association, Pool #AB4262 3.50%	01/01/32	1,816,090	1,786,141
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	17,583,053	17,139,022
Federal National Mortgage Association, Pool #MA1608 3.50%	10/01/33	12,188,833	11,881,400
Federal National Mortgage Association, Pool #MA1982 3.50%	08/01/34	24,832	24,131
Federal National Mortgage Association, Pool #AB3679 3.50%	10/01/41	5,054,441	4,749,884
Federal National Mortgage Association, Pool #AB3864 3.50%	11/01/41	3,778,504	3,552,479
Federal National Mortgage Association, Pool #AB4045 3.50%	12/01/41	4,701,010	4,421,779
Federal National Mortgage Association, Pool #AL2521 3.50%	09/01/42	59,734	56,007
Federal National Mortgage Association, Pool #MA1177 3.50%	09/01/42	18,956,653	17,711,417
Federal National Mortgage Association, Pool #MA1404 3.50%	04/01/43	39,477	36,905
Federal National Mortgage Association, Pool #AB9703 3.50%	06/01/43	8,692,312	8,125,999
Federal National Mortgage Association, Pool #AU3739 3.50%	08/01/43	16,585,840	15,569,372
Federal National Mortgage Association, Pool #MA1582 3.50%	09/01/43	6,568,045	6,140,130
Federal National Mortgage Association, Pool #AL6348 3.50%	02/01/45	20,077	18,769
Federal National Mortgage Association, Pool #AL9217 3.50%	10/01/46	12,443,130	11,502,932
Federal National Mortgage Association, Pool #BD2450 3.50%	01/01/47	34,908	32,154
Federal National Mortgage Association, Pool #CA0862 3.50%	09/01/47	1,829,833	1,679,096
Federal National Mortgage Association, Pool #MA3120 3.50%	09/01/47	947,521	869,466
Federal National Mortgage Association, Pool #CA1191 3.50%	11/01/47	2,175,751	1,996,518
Federal National Mortgage Association, Pool #MA3182 3.50%	11/01/47	20,160,219	18,499,471
Federal National Mortgage Association, Pool #MA3210 3.50%	12/01/47	35,016,269	32,131,716
Federal National Mortgage Association, Pool #CA0996 3.50%	01/01/48	25,396	23,384
Federal National Mortgage Association, Pool #MA3238 3.50%	01/01/48	30,431,138	27,924,297
Federal National Mortgage Association, Pool #CA1187 3.50%	02/01/48	28,960,630	26,575,229
Federal National Mortgage Association, Pool #MA3276 3.50%	02/01/48	11,945,523	10,961,480
Federal National Mortgage Association, Pool #MA3305 3.50%	03/01/48	15,767,957	14,433,930
Federal National Mortgage Association, Pool #FM2388 3.50%	04/01/48	12,427,008	11,478,290
Federal National Mortgage Association, Pool #MA3332 3.50%	04/01/48	43,646,488	39,953,837
Federal National Mortgage Association, Pool #CA3633 3.50%	06/01/49	13,879,469	12,752,395
Federal National Mortgage Association, Pool #CA4011 3.50%	08/01/49	13,964,797	12,317,456
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	123,955,742	113,688,935
Federal National Mortgage Association, Pool #AB1613 4.00%	10/01/40	12,082,257	11,743,489
Federal National Mortgage Association, Pool #AB1803 4.00%	11/01/40	13,761,839	13,375,941
Federal National Mortgage Association, Pool #AH3780 4.00%	02/01/41	5,441,745	5,289,152
Federal National Mortgage Association, Pool #AJ1404 4.00%	09/01/41	7,278,553	7,060,549
Federal National Mortgage Association, Pool #MA1146 4.00%	08/01/42	13,856,704	13,356,288
Federal National Mortgage Association, Pool #AT9649 4.00%	07/01/43	96,558	93,047
Federal National Mortgage Association, Pool #AL9472 4.00%	10/01/43	2,739,421	2,657,343
Federal National Mortgage Association, Pool #AL4597 4.00%	01/01/44	22,577,244	21,756,340
Federal National Mortgage Association, Pool #MA2960 4.00%	04/01/47	16,023,847	15,171,484
Federal National Mortgage Association, Pool #AS9830 4.00%	06/01/47	18,927,808	17,920,842
Federal National Mortgage Association, Pool #MA3027 4.00%	06/01/47	12,223,195	11,573,001
Federal National Mortgage Association, Pool #AS9972 4.00%	07/01/47	17,418,682	16,492,003
Federal National Mortgage Association, Pool #CA2327 4.00%	09/01/48	19,877,946	18,887,728
Federal National Mortgage Association, Pool #BM5164 4.00%	11/01/48	20,429,281	19,411,598
Federal National Mortgage Association, Pool #BN4316 4.00%	01/01/49	14,381	13,677
Federal National Mortgage Association, Pool #CB3619 4.00%	05/01/52	141,909,984	132,406,931
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	376,405,843	351,187,262
Federal National Mortgage Association, Pool #734830 4.50%	08/01/33	4,132	4,157
Federal National Mortgage Association, Pool #734922 4.50%	09/01/33	520,059	523,240
Federal National Mortgage Association, Pool #753168 4.50%	12/01/33	2,797	2,814
Federal National Mortgage Association, Pool #AL8037 4.50%	07/01/34	55,135	55,287
Federal National Mortgage Association, Pool #AL8356 4.50%	07/01/34	126,645	127,244
Federal National Mortgage Association, Pool #815422 4.50%	02/01/35	12,472	12,532
Federal National Mortgage Association, Pool #735651 4.50%	06/01/35	1,364,742	1,371,259

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #745147 4.50%	12/01/35	$7,766	$7,803
Federal National Mortgage Association, Pool #190396 4.50%	06/01/39	3,577	3,570
Federal National Mortgage Association, Pool #AC8279 4.50%	08/01/39	5,390	5,408
Federal National Mortgage Association, Pool #AE0138 4.50%	03/01/40	20,339	20,301
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	8,131,246	8,079,009
Federal National Mortgage Association, Pool #AL9106 4.50%	02/01/46	17,094,613	16,865,146
Federal National Mortgage Association, Pool #AL8960 4.50%	05/01/46	13,774,604	13,589,702
Federal National Mortgage Association, Pool #AL9722 4.50%	08/01/46	56,656,240	55,895,721
Federal National Mortgage Association, Pool #AS8663 4.50%	01/01/47	10,416,058	10,183,142
Federal National Mortgage Association, Pool #AL9846 4.50%	02/01/47	59,852,339	59,048,918
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	62,958	61,310
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	6,240,163	6,076,850
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	13,484,384	13,131,480
Federal National Mortgage Association, Pool #CA2493 4.50%	10/01/48	3,328,600	3,241,440
Federal National Mortgage Association, Pool #MA3537 4.50%	12/01/48	8,075,342	7,863,887
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52	284,820,615	273,308,094
Federal National Mortgage Association, Pool #BW9897 4.50%	10/01/52	77,993,461	74,763,804
Federal National Mortgage Association, Pool #CB5675 4.50%	02/01/53	45,697,762	43,910,192
Federal National Mortgage Association, Pool #CB6854 4.50%	08/01/53	32,570,047	31,285,161
Federal National Mortgage Association, Pool #MA5038 5.00%	06/01/53	222,766,849	219,072,446
Federal National Mortgage Association, Pool #FS7252 5.00%	11/01/53	73,768,842	72,552,437
Federal National Mortgage Association, Pool #740297 5.50%	10/01/33	720	742
Federal National Mortgage Association, Pool #725257 5.50%	02/01/34	341,139	351,617
Federal National Mortgage Association, Pool #735224 5.50%	02/01/35	1,130,190	1,170,359
Federal National Mortgage Association, Pool #889184 5.50%	09/01/36	1,187,693	1,224,122
Federal National Mortgage Association, Pool #190375 5.50%	11/01/36	253,395	262,284
Federal National Mortgage Association, Pool #AE0482 5.50%	01/01/38	2,687,134	2,769,555
Federal National Mortgage Association, Pool #MA5497 5.50%	10/01/54	55,296,872	55,326,408
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	4,804,838	5,046,403
Federal National Mortgage Association, Pool #844773 6.27% (1 yr. USD RFUCCT + 1.559%)(2)	12/01/35	1,307	1,310
Federal National Mortgage Association, Pool #394854 6.50%	05/01/27	66	66
Federal National Mortgage Association, Pool #839109 6.54% (1 yr. USD RFUCCT + 1.912%)(2)	11/01/35	2,864	2,899
Federal National Mortgage Association, Pool #545191 7.00%	09/01/31	927	975
Federal National Mortgage Association, Pool #613142 7.00%	11/01/31	3,447	3,656
Federal National Mortgage Association, Pool #625666 7.00%	01/01/32	1,216	1,288
Federal National Mortgage Association, Pool #545756 7.00%	06/01/32	168	178
Federal National Mortgage Association, Pool #655928 7.00%	08/01/32	35,506	37,709
Federal National Mortgage Association, Pool #735207 7.00%	04/01/34	6,664	7,011
Federal National Mortgage Association, Pool #888412 7.00%	04/01/37	60,058	65,762
Federal National Mortgage Association, Pool #313182 7.50%	10/01/26	80	80
Federal National Mortgage Association, Pool #633698 7.50%	02/01/31	12,760	13,537
Federal National Mortgage Association REMICS Series 1999-11, Class Z 5.50%	03/25/29	5,139	5,130
Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC) 6.50%	10/25/31	38,304	39,715
Federal National Mortgage Association REMICS Series 2005-122, Class SG (I/O) (I/F) 2.18% (-30 day USD SOFR Average + 6.486%)(2)	11/25/35	4,492	50
Federal National Mortgage Association REMICS Series 2006-4, Class WE 4.50%	02/25/36	18,885	18,818
Federal National Mortgage Association REMICS Series 2006-49, Class SE (I/F) (PAC) 11.32% (-30 day USD SOFR Average + 28.542%)(2)	04/25/36	385,516	418,885
Federal National Mortgage Association REMICS Series 2007-17, Class SI (I/O) (I/F) 1.98% (-30 day USD SOFR Average + 6.286%)(2)	03/25/37	558,164	37,049
Federal National Mortgage Association REMICS Series 2007-34, Class SB (I/O) (I/F) 1.69% (-30 day USD SOFR Average + 5.996%)(2)	04/25/37	1,177,707	101,804
Federal National Mortgage Association REMICS Series 2007-64, Class FA 4.89% (30 day USD SOFR Average + 0.584%)(2)	07/25/37	1,621	1,611
Federal National Mortgage Association REMICS Series 2008-24, Class NA 6.75%	06/25/37	81,457	85,698
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 2.18% (-30 day USD SOFR Average + 6.486%)(2)	10/25/40	1,377,300	119,795
Federal National Mortgage Association REMICS Series 2010-17, Class SB (I/O) (I/F) 1.93% (-30 day USD SOFR Average + 6.236%)(2)	03/25/40	2,906,710	291,053

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F) 2.00% (-30 day USD SOFR Average + 6.306%)(2)	05/25/40	$5,164,626	$528,524
Federal National Mortgage Association REMICS Series 2011-101, Class HE (PAC) 4.00%	10/25/41	5,900,750	5,796,406
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	5,759,340	5,568,408
Federal National Mortgage Association REMICS Series 2012-84, Class VZ 3.50%	08/25/42	4,809,678	4,532,311
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O) 0.00%(5)	10/25/43	7,662,264	5,429,834
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O) 0.00%(5)	10/25/43	4,476,771	3,185,589
Federal National Mortgage Association REMICS Series 2016-45, Class AF 4.92% (30 day USD SOFR Average + 0.614%)(2)	07/25/46	5,651,810	5,572,814
Federal National Mortgage Association REMICS Series 2016-72, Class FA 4.92% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	11,546,368	11,380,603
Federal National Mortgage Association REMICS Series 2016-74, Class GF 4.92% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	8,961,784	8,834,705
Federal National Mortgage Association REMICS Series 2016-75, Class FL 4.92% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	9,108,242	8,980,688
Federal National Mortgage Association REMICS Series 2018-29, Class AP (PAC) 3.50%	11/25/46	11,989,524	11,842,116
Federal National Mortgage Association REMICS Series 2018-38, Class LA 3.00%	06/25/48	11,332,222	10,071,168
Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC) 3.50%	06/25/47	12,624	12,268
Federal National Mortgage Association REMICS Series 2018-45, Class GA 3.00%	06/25/48	12,717,035	11,302,163
Federal National Mortgage Association REMICS Series 2018-57, Class QA (PAC) 3.50%	05/25/46	1,388	1,382
Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC) 4.00%	05/25/47	322,863	320,303
Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC) 3.50%	12/25/48	2,699,000	2,466,855
Federal National Mortgage Association REMICS Series 2019-1, Class AB 3.50%	02/25/49	1,084,202	994,112
Federal National Mortgage Association REMICS Series 2019-1, Class KP (PAC) 3.25%	02/25/49	1,113,581	1,020,742
Federal National Mortgage Association REMICS Series 2019-26, Class JE (PAC) 3.00%	06/25/49	2,958,318	2,628,198
Federal National Mortgage Association REMICS Series 2019-45, Class PA (PAC) 3.00%	08/25/49	11,618,510	10,334,247
Federal National Mortgage Association REMICS Series 2019-52, Class PA (PAC) 3.00%	09/25/49	3,383,211	2,993,107
Federal National Mortgage Association REMICS Series 2019-67, Class FE 4.87% (30 day USD SOFR Average + 0.564%)(2)	11/25/49	22,248,585	21,609,737
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.92% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	65,246	63,470
Federal National Mortgage Association Trust Series 2003- W2, Class 2A9 5.90%	07/25/42	12,576	12,879
Government National Mortgage Association, Pool #MA3309 3.00%	12/20/45	4,501	4,040
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	1,614,252	1,447,306
Government National Mortgage Association, Pool #MA3873 3.00%	08/20/46	12,499,451	11,221,433
Government National Mortgage Association, Pool #MA4003 3.00%	10/20/46	5,013,686	4,500,902
Government National Mortgage Association, Pool #MA4126 3.00%	12/20/46	86,387,736	77,561,513
Government National Mortgage Association, Pool #MA4961 3.00%	01/20/48	231,329	207,227
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	1,490	1,302
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	2,697,089	2,357,382
Government National Mortgage Association, Pool #AA5452 3.50%	07/15/42	58,821	54,871
Government National Mortgage Association, Pool #MA1157 3.50%	07/20/43	24,711	23,123
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	16,520,509	15,355,006
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	41,895,306	39,166,271
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	11,812,252	10,943,101
Government National Mortgage Association, Pool #MA3937 3.50%	09/20/46	9,590,168	8,884,519
Government National Mortgage Association, Pool #MA4069 3.50%	11/20/46	30,038,722	27,828,459
Government National Mortgage Association, Pool #MA4127 3.50%	12/20/46	33,913,594	31,418,216
Government National Mortgage Association, Pool #MA4196 3.50%	01/20/47	7,889	7,309
Government National Mortgage Association, Pool #MA4510 3.50%	06/20/47	26,091	24,179
Government National Mortgage Association, Pool #MA4586 3.50%	07/20/47	31,240,275	28,949,959
Government National Mortgage Association, Pool #MA4652 3.50%	08/20/47	2,376,285	2,202,072

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association, Pool #MA4719 3.50%	09/20/47	$29,374,059	$27,220,560
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47	4,723,907	4,377,583
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	6,943,315	6,295,260
Government National Mortgage Association, Pool #MA6081 3.50%	08/20/49	2,842,228	2,576,948
Government National Mortgage Association, Pool #MA6210 3.50%	10/20/49	1,396,696	1,266,336
Government National Mortgage Association, Pool #MA4511 4.00%	06/20/47	3,676,373	3,486,282
Government National Mortgage Association, Pool #MA4720 4.00%	09/20/47	73,174	69,432
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	24,280,329	23,038,632
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	16,345,904	15,500,717
Government National Mortgage Association, Pool #MA4963 4.00%	01/20/48	26,984,045	25,588,799
Government National Mortgage Association, Pool #MA5078 4.00%	03/20/48	40,569	38,471
Government National Mortgage Association, Pool #MA5137 4.00%	04/20/48	8,644,331	8,188,809
Government National Mortgage Association, Pool #MA5466 4.00%	09/20/48	3,571,332	3,385,032
Government National Mortgage Association, Pool #MA5528 4.00%	10/20/48	16,423,943	15,567,185
Government National Mortgage Association, Pool #MA5651 4.00%	12/20/48	5,953	5,643
Government National Mortgage Association, Pool #MB0023 4.00%(8)	11/20/54	176,054,656	163,756,840
Government National Mortgage Association, Pool #3388 4.50%	05/20/33	1,074	1,075
Government National Mortgage Association, Pool #3427 4.50%	08/20/33	570	571
Government National Mortgage Association, Pool #3554 4.50%	05/20/34	485	485
Government National Mortgage Association, Pool #782817 4.50%	11/15/39	6,871,456	6,858,302
Government National Mortgage Association, Pool #783591 4.50%	07/20/41	7,908	7,875
Government National Mortgage Association, Pool #5140 4.50%	08/20/41	20,368	20,284
Government National Mortgage Association, Pool #5175 4.50%	09/20/41	22,342	22,249
Government National Mortgage Association, Pool #5281 4.50%	01/20/42	6,287	6,261
Government National Mortgage Association, Pool #MA0627 4.50%	12/20/42	26,486	26,377
Government National Mortgage Association, Pool #MA0701 4.50%	01/20/43	25,830	25,723
Government National Mortgage Association, Pool #MA1997 4.50%	06/20/44	6,543	6,450
Government National Mortgage Association, Pool #MA2756 4.50%	04/20/45	13,373	13,182
Government National Mortgage Association, Pool #MA2828 4.50%	05/20/45	569,613	561,657
Government National Mortgage Association, Pool #MA2894 4.50%	06/20/45	218,841	215,720
Government National Mortgage Association, Pool #MA3036 4.50%	08/20/45	21,300	21,002
Government National Mortgage Association, Pool #MA3456 4.50%	02/20/46	143,813	141,805
Government National Mortgage Association, Pool #MA3665 4.50%	05/20/46	59,963	59,125
Government National Mortgage Association, Pool #MA3738 4.50%	06/20/46	249,346	245,789
Government National Mortgage Association, Pool #MA3805 4.50%	07/20/46	1,962,184	1,934,777
Government National Mortgage Association, Pool #MA3876 4.50%	08/20/46	2,158,695	2,127,905
Government National Mortgage Association, Pool #MA3939 4.50%	09/20/46	1,174,817	1,169,638
Government National Mortgage Association, Pool #MA4006 4.50%	10/20/46	1,316,305	1,297,530
Government National Mortgage Association, Pool #MA4071 4.50%	11/20/46	3,502,465	3,452,508
Government National Mortgage Association, Pool #MA4129 4.50%	12/20/46	12,110,867	11,938,123
Government National Mortgage Association, Pool #MA4198 4.50%	01/20/47	95,397	94,010
Government National Mortgage Association, Pool #MA4264 4.50%	02/20/47	27,886,668	27,481,217
Government National Mortgage Association, Pool #MA4384 4.50%	04/20/47	1,121,827	1,102,406
Government National Mortgage Association, Pool #MA4453 4.50%	05/20/47	61,745,916	60,676,978
Government National Mortgage Association, Pool #MA4512 4.50%	06/20/47	213,547	209,850
Government National Mortgage Association, Pool #MA4588 4.50%	07/20/47	33,191	32,616
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	1,935,880	1,891,361
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	18,158	17,740
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	231,913,497	224,152,855
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	36,715,985	35,210,279
Government National Mortgage Association, Pool #80968 4.63% (1 yr. CMT + 1.500%)(2)	07/20/34	4,277	4,335
Government National Mortgage Association, Pool #81432 4.63% (1 yr. CMT + 1.500%)(2)	08/20/35	7,455	7,561
Government National Mortgage Association, Pool #81497 4.75% (1 yr. CMT + 1.500%)(2)	10/20/35	6,422	6,504
Government National Mortgage Association, Pool #4058 5.00%	12/20/37	351	358
Government National Mortgage Association, Pool #4342 5.00%	01/20/39	488	498
Government National Mortgage Association, Pool #4520 5.00%	08/20/39	9,229	9,408
Government National Mortgage Association, Pool #MA2374 5.00%	11/20/44	136,367	139,010
Government National Mortgage Association, Pool #MA3524 5.00%	03/20/46	7,038	7,175
Government National Mortgage Association, Pool #MA3600 5.00%	04/20/46	3,875,868	3,950,997
Government National Mortgage Association, Pool #MA3666 5.00%	05/20/46	2,178,973	2,221,211
Government National Mortgage Association, Pool #MA3739 5.00%	06/20/46	1,380,450	1,407,208
Government National Mortgage Association, Pool #MA3806 5.00%	07/20/46	101,828	103,802
Government National Mortgage Association, Pool #MA3877 5.00%	08/20/46	452,232	460,999
Government National Mortgage Association, Pool #MA4007 5.00%	10/20/46	2,382,399	2,428,556

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association, Pool #MA4072 5.00%	11/20/46	$748,596	$763,100
Government National Mortgage Association, Pool #MA4199 5.00%	01/20/47	2,142,931	2,184,448
Government National Mortgage Association, Pool #MA4265 5.00%	02/20/47	484,035	493,482
Government National Mortgage Association, Pool #MA4324 5.00%	03/20/47	2,661,274	2,712,860
Government National Mortgage Association, Pool #MA4385 5.00%	04/20/47	4,639,684	4,702,695
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	10,356,205	10,423,887
Government National Mortgage Association, Pool #MA4513 5.00%	06/20/47	183,284	185,773
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	8,974,107	9,032,757
Government National Mortgage Association, Pool #MA4655 5.00%	08/20/47	10,370,946	10,438,725
Government National Mortgage Association, Pool #MA4722 5.00%	09/20/47	195,254	196,324
Government National Mortgage Association, Pool #MA4781 5.00%	10/20/47	2,515,430	2,531,870
Government National Mortgage Association, Pool #MA4840 5.00%	11/20/47	769,053	774,079
Government National Mortgage Association, Pool #MA5530 5.00%	10/20/48	2,939,966	2,936,269
Government National Mortgage Association, Pool #81267 5.63% (1 yr. CMT + 1.500%)(2)	03/20/35	5,927	5,964
Government National Mortgage Association, Pool #2631 7.00%	08/20/28	382	393
Government National Mortgage Association REMICS Series 2003-86, Class ZK 5.00%	10/20/33	2,169,955	2,205,062
Government National Mortgage Association REMICS Series 2007-35, Class PY (I/O) (I/F) (PAC) 2.32% (-1 mo. USD Term SOFR + 6.636%)(2)	06/16/37	4,923,583	554,968
Government National Mortgage Association REMICS Series 2009-106, Class SD (I/O) (I/F) 1.82% (-1 mo. USD Term SOFR + 6.136%)(2)	03/20/36	4,067,687	342,880
Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I//F) 2.37% (-1 mo. USD Term SOFR + 6.686%)(2)	05/20/37	10,110,195	1,037,103
Government National Mortgage Association REMICS Series 2009-124, Class SC (I/O) (I/F) 2.05% (-1 mo. USD Term SOFR + 6.366%)(2)	12/20/39	1,729,218	187,778
Government National Mortgage Association REMICS Series 2009-66, Class XS (I/O) (I/F) (PAC) 2.37% (-1 mo. USD Term SOFR + 6.686%)(2)	07/16/39	7,581	298
Government National Mortgage Association REMICS Series 2010-4, Class SL (I/O) (I/F) 1.97% (-1 mo. USD Term SOFR + 6.286%)(2)	01/16/40	22,033	2,238
Government National Mortgage Association REMICS Series 2010-4, Class SM (I/O) (I/F) 1.37% (-1 mo. USD Term SOFR + 5.686%)(2)	01/16/40	4,006,033	347,393
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	51,886	10,087
Government National Mortgage Association REMICS Series 2014-108, Class PA (PAC) 2.63%	12/20/39	3,329,524	3,206,172
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	543,133	494,246
Government National Mortgage Association REMICS Series 2019-1, Class NP 3.50%	01/20/49	4,951,340	4,563,801
Government National Mortgage Association REMICS Series 2019-119, Class JE (PAC) 3.00%	09/20/49	3,580,222	3,194,712
Government National Mortgage Association REMICS Series 2019-15, Class GT 3.50%	02/20/49	5,788,016	5,290,145
Government National Mortgage Association REMICS Series 2019-71, Class PT 3.00%	06/20/49	676,152	599,784
Government National Mortgage Association REMICS Series 2019-86, Class C 2.50%	03/20/49	8,078,509	6,729,030
Government National Mortgage Association REMICS Series 2019-90, Class HE 3.00%	07/20/49	5,635,949	5,054,144
Government National Mortgage Association REMICS Series 2022-201, Class FB 5.55% (30 day USD SOFR Average + 1.250%)(2)	11/20/52	7,701,395	7,751,357
Government National Mortgage Association REMICS Series 2023-134, Class F 5.30% (30 day USD SOFR Average + 1.000%)(2)	08/20/53	37,872,479	37,716,118
Government National Mortgage Association REMICS Series 2024-30, Class DF 5.60% (30 day USD SOFR Average + 1.300%)(2)	02/20/54	68,970,024	69,195,407
Government National Mortgage Association, TBA
2.50% (9)	12/01/51	428,675,000	364,419,190
4.00% (9)	05/01/52	164,025,000	152,500,357
4.50% (9)	08/01/54	155,025,000	148,384,272
5.00% (9)	04/01/55	428,325,000	420,800,401
5.50% (9)	03/01/55	242,275,000	242,609,340
Uniform Mortgage-Backed Security, TBA
2.00% (9)	11/01/51	162,200,000	128,462,887
2.50% (9)	11/01/51	154,650,000	128,315,193
3.00% (9)	01/01/52	131,700,000	113,963,500
3.50% (9)	01/01/52	350,650,000	315,815,552
4.00% (9)	03/01/52	385,075,000	358,163,841
4.50% (9)	07/01/54	360,875,000	345,216,092
5.00% (9)	03/01/55	285,200,000	279,592,255
5.50% (9)	02/01/55	277,000,000	277,010,942

Total Residential Mortgage-backed Securities—Agency (Cost: $12,560,738,747)			11,982,001,978

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.7%
1301 Properties Owner LP 2.08%(7)	09/07/25		$47,327,027	$47,061,996
AMSR Trust Series 2021-SFR1, Class G 4.61%(1)	06/17/38		15,250,000	14,397,700
BAMLL Commercial Mortgage Securities Trust Series 2018- PARK, Class A 4.23%(1),(10),(11)	08/10/38		122,930,000	119,636,632
BGME Trust Series 2021-VR, Class A 3.09%(1),(10)	01/10/43		20,000,000	17,496,342
BGME Trust Series 2021-VR, Class B 3.09%(1),(10)	01/10/43		32,137,000	26,972,632
Blackstone Industrial Portfolio 2.23%(7)	04/09/27		69,001,475	68,228,658
BX Commercial Mortgage Trust Series 2020-VIV4, Class A 2.84%(1)	03/09/44		130,165,000	118,914,123
BX Commercial Mortgage Trust Series 2022-CSMO, Class B 7.45% (1 mo. USD Term SOFR + 3.141%)(1),(2)	06/15/27		90,170,000	91,070,329
BX Trust Series 2019-OC11, Class A 3.20%(1)	12/09/41		42,270,000	39,458,563
BXHPP Trust Series 2021-FILM, Class A 5.08% (1 mo. USD Term SOFR + 0.764%)(1),(2)	08/15/36		17,800,000	17,064,029
BXHPP Trust Series 2021-FILM, Class C 5.53% (1 mo. USD Term SOFR + 1.214%)(1),(2)	08/15/36		15,057,000	13,566,417
BXHPP Trust Series 2021-FILM, Class D 5.93% (1 mo. USD Term SOFR + 1.614%)(1),(2)	08/15/36		11,500,000	10,264,102
CALI Mortgage Trust Series 2019-101C, Class XA (I/O) 0.44%(1),(10)	03/10/39		272,551,000	2,857,983
CENT Trust Series 2023-CITY, Class A 6.93% (1 mo. USD Term SOFR + 2.620%)(1),(2)	09/15/38		88,590,000	88,859,597
Century Plaza Towers Series 2019-CPT, Class A 2.87%(1)	11/13/39		27,645,000	25,236,449
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41		5,000,000	4,482,124
COLT Mortgage Loan Trust 7.05%(7),(10)	03/10/27		100,000,000	99,920,000
DC Office Trust Series 2019-MTC, Class A 2.97%(1)	09/15/45		31,135,000	28,387,355
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38		12,416,000	12,072,945
FirstKey Homes Trust Series 2021-SFR2, Class F1 2.91%(1)	09/17/38		12,677,000	12,153,172
Frost CMBS DAC Series 2021-1X, Class EUA 3.25% (3 mo. EUR EURIBOR + 1.150%)(2),(6)	11/20/33	EUR	2,920,717	3,424,128
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.23%(1)	07/10/39		84,915,000	79,790,100
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 3.04%(1),(10)	12/10/41		81,025,000	74,994,253
LoanCore Issuer Ltd. Series 2021-CRE5, Class A 5.73% (1 mo. USD Term SOFR + 1.414%)(1),(2)	07/15/36		12,918,960	12,915,262
MF1 Ltd. Series 2022-FL8, Class A 5.67% (1 mo. USD Term SOFR + 1.350%)(1),(2)	02/19/37		18,204,460	18,204,512
MKT Mortgage Trust Series 2020-525M, Class A 2.69%(1)	02/12/40		8,500,000	7,519,344
NRTH Mortgage Trust Series 2024-PARK, Class A 5.95% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39		21,267,000	21,309,198
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(1)	09/15/54		147,667,000	134,586,982
Progress Residential Trust Series 2021-SFR3, Class E1 2.54%(1)	05/17/26		3,055,000	3,004,324
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26		3,190,000	3,160,007
Progress Residential Trust Series 2021-SFR6, Class E2 2.53%(1)	07/17/38		3,973,000	3,869,418
Progress Residential Trust Series 2021-SFR6, Class F 3.42%(1)	07/17/38		10,437,000	10,235,968
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38		8,896,000	8,753,897
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40		23,777,000	22,170,892
Progress Residential Trust Series 2021-SFR8, Class E1 2.38%(1)	10/17/38		17,400,000	16,866,140
Progress Residential Trust Series 2021-SFR8, Class E2 2.53%(1)	10/17/38		13,425,000	12,999,712
Progress Residential Trust Series 2021-SFR8, Class F 3.18%(1)	10/17/38		61,665,000	59,919,554
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38		19,482,000	18,979,713
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1 3.87%(1),(10)	01/05/43		56,465,000	48,077,034
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(10)	01/05/43		8,710,000	7,587,933
SHOW Trust Series 2022-BIZ, Class A 7.30% (1 mo. USD Term SOFR + 2.984%)(1),(2),(4),(11)	01/15/27		68,000,000	60,680,868
SREIT Trust Series 2021-PALM, Class G 8.04% (1 mo. USD Term SOFR + 3.731%)(1),(2)	10/15/34		40,000,000	39,974,136
Taurus U.K. DAC Series 2021-UK1X, Class C 5.89% (1 day GBP SONIA + 1.650%)(2),(6)	05/17/31		GBP 975,833	1,338,419
Taurus U.K. DAC Series 2021-UK1X, Class D 6.84% (1 day GBP SONIA + 2.600%)(2),(6)	05/17/31		GBP 5,618,732	7,730,693
Taurus U.K. DAC Series 2021-UK1X, Class E 7.89% (1 day GBP SONIA + 3.650%)(2),(6)	05/17/31		GBP 5,761,682	7,912,871
Taurus U.K. DAC Series 2021-UK4X, Class D 6.34% (1 day GBP SONIA + 2.100%)(2),(6)	08/17/31		GBP 2,795,554	3,843,654

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $1,607,729,541)				1,547,950,160

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.7%
Government National Mortgage Association Series 2020-193 (I/O) 0.78%(10)	09/16/62	$538,615,021	$29,058,227
Government National Mortgage Association Series 2021-10 (I/O) 0.99%(10)	05/16/63	58,731,531	4,347,983
Government National Mortgage Association Series 2021-150 (I/O) 1.04%(10)	11/16/63	31,419,808	2,475,102
Government National Mortgage Association Series 2021-17 (I/O) 1.05%(10)	01/16/61	128,449,783	10,191,784
Government National Mortgage Association Series 2021-2, Class AH 1.50%	06/16/63	95,643,029	69,919,961
Government National Mortgage Association Series 2021-21, Class AH 1.40%	06/16/63	65,752,417	50,868,713
Government National Mortgage Association Series 2021-31 (I/O) 0.94%(10)	01/16/61	109,359,732	7,614,456
Government National Mortgage Association Series 2021-31, Class B 1.25%	01/16/61	71,512,151	52,072,724
Government National Mortgage Association Series 2022-32 (I/O) 0.53%(10)	02/01/62	264,109,052	10,167,538

Total Commercial Mortgage-backed Securities—Agency (Cost: $259,115,416)			236,716,488

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—11.5%
Aames Mortgage Trust Series 2002-1, Class A3 7.40%	06/25/32	14,003	13,779
ABFC Trust Series 2006-OPT3, Class A3B 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	37,653,649	15,301,313
ABFC Trust Series 2007-WMC1, Class A2A 5.18% (1 mo. USD Term SOFR + 0.864%)(2)	06/25/37	18,618,556	15,527,721
ABFC Trust Series 2007-WMC1, Class A2B 5.43% (1 mo. USD Term SOFR + 1.114%)(2)	06/25/37	13,601,507	11,343,053
ACE Securities Corp. Home Equity Loan Trust Series 2004- IN1, Class A1 5.07% (1 mo. USD Term SOFR + 0.754%)(2)	05/25/34	108,992	102,784
ACE Securities Corp. Home Equity Loan Trust Series 2006- HE3, Class A2C 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	06/25/36	2,130,514	1,580,050
ACE Securities Corp. Home Equity Loan Trust Series 2007- ASP2, Class A1 4.81% (1 mo. USD Term SOFR + 0.494%)(2)	06/25/37	23,051,469	16,595,571
Adjustable Rate Mortgage Trust Series 2005-10, Class 6A1 4.97% (1 mo. USD Term SOFR + 0.654%)(2)	01/25/36	117,155	109,920
Adjustable Rate Mortgage Trust Series 2007-3, Class 2A1 6.05%(1),(10)	11/25/37	24,348,963	16,142,349
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86%(1)	07/25/59	65,587	63,730
American Home Mortgage Assets Trust Series 2006-3, Class 2A1 5.55% (1 yr. MTA + 1.150%)(2)	10/25/46	28,586,446	18,432,095
American Home Mortgage Assets Trust Series 2007-1, Class A1 5.10% (1 yr. MTA + 0.700%)(2)	02/25/47	43,408,243	15,123,284
American Home Mortgage Assets Trust Series 2007-2, Class A1 4.56% (1 mo. USD Term SOFR + 0.239%)(2)	03/25/47	19,903,666	17,767,728
American Home Mortgage Investment Trust Series 2004-3, Class 2A 4.94% (6 mo. USD Term SOFR + 1.928%)(2)	10/25/34	1,531,830	1,517,987
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1 5.17% (1 mo. USD Term SOFR + 0.849%)(2)	10/25/35	27,230	26,971
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M1 5.09% (1 mo. USD Term SOFR + 0.774%)(2)	11/25/35	7,377,661	7,192,947
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE6, Class A5 4.89% (1 mo. USD Term SOFR + 0.574%)(2)	11/25/36	8,641,266	8,425,927
Banc of America Funding Trust Series 2003-2, Class 1A1 6.50%	06/25/32	9,510	9,666
Banc of America Funding Trust Series 2006-D, Class 3A1 4.91%(10)	05/20/36	2,013,268	1,801,237
Banc of America Funding Trust Series 2006-E, Class 2A1 5.58%(10)	06/20/36	20,062	18,105
Banc of America Funding Trust Series 2006-H, Class 3A1 4.23%(10)	09/20/46	384,126	315,089
Banc of America Mortgage Trust Series 2004-F, Class 1A1 5.86%(10)	07/25/34	11,670	11,252
Banc of America Mortgage Trust Series 2005-C, Class 2A2 5.90%(10)	04/25/35	62,316	61,825
Banc of America Mortgage Trust Series 2007-1, Class 1A2 6.00%	03/25/37	309,113	264,478
Banc of America Mortgage Trust Series 2007-3, Class 1A1 6.00%	09/25/37	117,440	96,545
BCAP LLC Trust Series 2007-AA2, Class 2A5 6.00%	04/25/37	201,891	89,243
BCAP LLC Trust Series 2007-AA5, Class A1 5.73% (1 mo. USD Term SOFR + 1.414%)(2)	09/25/47	10,868,014	9,663,602
Bear Stearns ALT-A Trust Series 2005-4, Class 22A 4.97%(10)	05/25/35	4,824	4,708
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1 4.27%(10)	07/25/36	1,198,699	511,676
Bear Stearns ARM Trust Series 2004-10, Class 14A 5.06%(10)	01/25/35	1,515,687	1,482,644

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Bear Stearns ARM Trust Series 2006-4, Class 2A1 4.34%(10)	10/25/36	$142,043	$125,180
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC5, Class 2A3 4.68% (1 mo. USD Term SOFR + 0.364%)(2)	08/25/49	835,138	484,418
Bear Stearns Asset-Backed Securities I Trust Series 2006-AC2, Class 21A (PAC) 6.00%	03/25/36	55,663	55,663
Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	11/25/36	1,659,729	1,646,290
Bear Stearns Asset-Backed Securities I Trust Series 2007-AC1, Class A3 6.55%	02/25/37	24,164,303	22,670,297
Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A1 5.50%	01/25/34	360,265	300,624
Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A2 5.75%	01/25/34	324,803	270,976
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 4.79% (1 mo. USD Term SOFR + 0.474%)(2)	10/25/36	804,950	716,553
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A1 4.59% (1 mo. USD Term SOFR + 0.274%)(2)	12/25/46	11,294,185	10,114,099
Bear Stearns Mortgage Funding Trust Series 2007-AR5, Class 1A1 4.77% (1 mo. USD Term SOFR + 0.454%)(2)	06/25/47	1,776,344	1,576,020
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.52%	02/25/37	20,797,297	12,221,189
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2D 3.52%	02/25/37	15,226,718	8,947,730
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2E 3.52%	02/25/37	2,768,955	1,627,131
C-BASS Trust Series 2006-CB7, Class A1 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	29,902,695	21,467,321
C-BASS Trust Series 2006-CB9, Class A3 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/36	21,289,118	9,670,897
C-BASS Trust Series 2007-CB1, Class AF4 3.11%	01/25/37	5,747,242	1,586,986
C-BASS Trust Series 2007-CB1, Class AF5 3.11%	01/25/37	10,800,436	2,981,384
C-BASS Trust Series 2007-CB5, Class A2 3.20% (1 mo. USD Term SOFR + 0.284%)(2)	04/25/37	18,066,199	10,335,479
Carrington Mortgage Loan Trust Series 2006-NC3, Class A4 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	08/25/36	46,429,000	38,854,782
Carrington Mortgage Loan Trust Series 2007-RFC1, Class A4 4.65% (1 mo. USD Term SOFR + 0.334%)(2)	10/25/36	22,415,000	20,062,160
Chase Funding Trust Series 2003-5, Class 2A2 5.03% (1 mo. USD Term SOFR + 0.714%)(2)	07/25/33	2,079	2,090
Chase Funding Trust Series 2004-2, Class 2A2 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	02/26/35	2,463	2,426
Chase Mortgage Finance Trust Series 2006-A1, Class 1A2 4.44%(10)	09/25/36	273,050	246,263
Chase Mortgage Finance Trust Series 2006-S3, Class 2A1 5.50%	11/25/49	1,301,032	433,442
Chase Mortgage Finance Trust Series 2007-A2, Class 2A3 6.61%(10)	06/25/35	500,727	500,083
ChaseFlex Trust Series 2006-2, Class A2B 4.37% (1 mo. USD Term SOFR + 0.314%)(2)	09/25/36	3,371,183	2,827,732
CHL Mortgage Pass-Through Trust Series 2001-HYB1, Class 1A1 6.29%(10)	06/19/31	4,084	4,059
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1 6.54%(10)	08/25/34	501,333	470,788
CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1 5.09% (1 mo. USD Term SOFR + 0.774%)(2)	02/25/35	53,333	50,241
CHL Mortgage Pass-Through Trust Series 2004-7, Class 2A1 5.42%(10)	06/25/34	36,250	33,399
CHL Mortgage Pass-Through Trust Series 2004-HYB3, Class 1A 6.68%(10)	06/20/34	3,858	3,808
CHL Mortgage Pass-Through Trust Series 2004-HYB4, Class 2A1 5.76%(10)	09/20/34	309,931	299,250
CHL Mortgage Pass-Through Trust Series 2005-11, Class 1A2 4.49%(10)	04/25/35	189,942	164,541
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1 5.31%(10)	09/25/47	455,852	359,167
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1 3.94%(10)	03/25/37	806,946	684,403
CIM Trust Series 2019-R1, Class A 3.25%(1),(10)	10/25/58	32,961,575	30,012,058
CIM Trust Series 2019-R3, Class A 2.63%(1),(10)	06/25/58	63,238,827	59,144,486
CIM Trust Series 2019-R4, Class A1 3.00%(1),(10)	10/25/59	69,194,369	64,492,557
CIM Trust Series 2020-R1, Class A1 2.85%(1),(10)	10/27/59	105,471,344	94,335,606
CIM Trust Series 2020-R3, Class A1A 4.00%(1),(10)	01/26/60	76,825,048	74,067,090
CIM Trust Series 2020-R6, Class A1 2.25%(1),(10)	12/25/60	62,696,791	56,316,050
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(10)	12/25/60	37,859,630	34,650,114

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(10)	12/27/61	$154,116,642	$141,548,984
CIM Trust Series 2021-R1, Class A2 2.40%(1),(10)	08/25/56	53,523,428	48,762,995
CIM Trust Series 2021-R2, Class A2 2.50%(1),(10)	01/25/57	46,494,165	43,263,452
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(10)	06/25/57	146,591,572	135,677,756
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(10)	05/01/61	137,566,637	127,088,035
CIM Trust Series 2021-R5, Class A1 2.00%(1),(10)	08/25/61	33,081,769	28,336,583
CIM Trust Series 2021-R5, Class A1A 2.00%(1),(10)	08/25/61	130,733,672	113,712,043
CIM Trust Series 2022-I1, Class A1 4.35%(1),(10)	02/25/67	27,913,635	27,903,636
CIM Trust Series 2023-R1, Class A1A 5.40%(1),(10)	04/25/62	235,591,072	234,355,067
CIM Trust Series 2023-R3, Class A1 4.50%(1),(10)	01/25/63	33,213,873	31,325,953
CIM Trust Series 2023-R3, Class A1A 4.50%(1),(10)	01/25/63	186,484,360	177,471,273
Citicorp Mortgage Securities, Inc. Series 2005-1, Class 1A1 5.00%	02/25/35	61,844	60,756
Citicorp Residential Mortgage Trust Series 2007-1, Class A5 6.55%	03/25/37	30,308	30,181
Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1 4.69% (1 mo. USD Term SOFR + 0.374%)(2)	11/25/35	85,040	73,112
Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A1 5.80%(10)	03/25/36	5,525,970	4,180,361
Citigroup Mortgage Loan Trust Series 2014-5, Class 2A2 4.93% (1 mo. USD LIBOR + 1.750%)(1),(2)	02/20/36	4,601,357	4,270,378
Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 3A2 5.17%(10)	10/25/35	265,615	235,071
Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A1 7.25%	05/25/36	26,006,885	12,901,392
Citigroup Mortgage Loan Trust, Inc. Series 2007-6, Class 1A4 4.74%(10)	03/25/37	101,838	99,153
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A1 5.27%(10)	04/25/37	39,584	35,748
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6 5.50%	02/25/35	18,650,418	18,538,571
Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1 6.50%	11/25/31	1,233	1,264
Countrywide Alternative Loan Trust Series 2005-76, Class 2A1 5.40% (1 yr. MTA + 1.000%)(2)	02/25/36	25,577,887	23,296,526
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1 5.27%(10)	02/25/36	21,931	18,862
Countrywide Alternative Loan Trust Series 2006-HY13, Class 4A1 4.82%(10)	02/25/37	582,692	516,783
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A1 4.63% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	517,031	139,415
Countrywide Asset-Backed Certificates Trust Series 2005-13, Class AF4 5.81%(10)	04/25/36	94,015	87,720
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A2 5.23% (1 mo. USD Term SOFR + 0.914%)(2)	10/25/47	5,671,105	5,296,051
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2A4 5.50%(10)	08/25/33	3,462	3,371
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-6, Class 8A1 4.50%	07/25/49	2,580	2,339
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%	01/25/33	2,856	2,754
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	7,482,744	6,840,686
CSAB Mortgage-Backed Trust Series 2006-4, Class A6B 6.28%	12/25/36	5,268,016	230,306
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-1, Class 2A1 6.50%	02/25/34	2,282	2,284
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 6A1 6.06%(10)	06/25/34	31,252	30,879
CSMC Series 2015-6R, Class 2A1 4.20% (1 mo. USD Term SOFR + 0.314%)(1),(2)	11/27/46	322,280	324,182
CSMC Trust Series 2021-NQM6, Class A1 1.17%(1),(10)	07/25/66	5,499,904	4,615,057
CSMC Trust Series 2021-RP11, Class PT 3.74%(1),(10)	10/25/61	200,490,482	162,464,956
CSMC Trust Series 2021-RP11, Class SA (I/O) 0.00%(1),(10)	10/25/61	149,394	144,820
CSMC Trust Series 2022-RPL1, Class PT 4.62%(1),(10)	04/25/61	199,539,980	173,016,368
CSMC Trust Series 2022-RPL1, Class SA (I/O) 0.00%(1),(10)	04/25/61	319,531	313,718
CSMCM Trust Series 2021-RP11, Class CERT 3.78%(1)	10/27/61	8,422,011	6,522,959
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61	8,308,512	6,904,236
Deephaven Residential Mortgage Trust Series 2021-4, Class A1 1.93%(1),(10)	11/25/66	19,481,281	17,132,164
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A1 4.69% (1 mo. USD Term SOFR + 0.374%)(2)	12/25/36	1,312,591	452,584
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 1A7 5.50%	12/25/35	203,523	164,081

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, Class 2A1 3.94%(10)	02/25/36	$477,433	$315,457
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR3, Class A1 4.81% (1 mo. USD Term SOFR + 0.494%)(2)	08/25/36	1,621,281	1,471,527
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR4, Class A2 4.81% (1 mo. USD Term SOFR + 0.494%)(2)	12/25/36	24,092,405	7,669,208
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6 4.81% (1 mo. USD Term SOFR + 0.494%)(2)	02/25/37	289,729	250,924
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-3, Class 1A1 6.14% (1 mo. USD Term SOFR + 1.814%)(2)	10/25/47	16,257,848	12,588,862
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A4 5.13% (1 mo. USD Term SOFR + 0.814%)(2)	06/25/37	13,423,017	11,553,850
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-OA3, Class A1 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	07/25/47	23,660,317	22,004,528
DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1 5.15% (1 mo. USD Term SOFR + 0.834%)(2)	01/19/45	959,271	731,297
DSLA Mortgage Loan Trust Series 2005-AR3, Class 2A1 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	07/19/45	55,713	53,802
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A 4.63% (1 mo. USD Term SOFR + 0.314%)(2)	10/19/36	12,083,431	8,031,842
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 4.57% (1 mo. USD Term SOFR + 0.254%)(2)	03/19/37	4,632,028	3,816,321
Equity One Mortgage Pass-Through Trust Series 2002-4, Class M1 5.22%(10)	02/25/33	2,310	2,259
Equity One Mortgage Pass-Through Trust Series 2002-5, Class M1 5.80%	11/25/32	20,233	20,746
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1 7.82% (30 day USD SOFR Average + 3.514%)(1),(2)	10/25/39	10,179,467	10,407,855
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1 7.41% (30 day USD SOFR Average + 3.100%)(1),(2)	10/25/41	5,660,000	5,800,597
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	8,553,232	5,596,191
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2D 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	10/25/36	539,346	352,746
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B 4.65% (1 mo. USD Term SOFR + 0.334%)(2)	12/25/37	4,178,625	3,824,329
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	12/25/37	11,491,593	10,517,944
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	12/25/37	8,328,733	7,622,404
First Franklin Mortgage Loan Trust Series 2006-FF5, Class 1A 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	04/25/36	1,135,465	1,131,421
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/38	46,809,996	25,476,687
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/37	42,615,520	22,119,513
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 4.63% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	18,880,809	8,920,984
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	03/25/37	10,824,066	5,127,302
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D 4.87% (1 mo. USD Term SOFR + 0.554%)(2)	03/25/37	32,018,829	15,181,600
First Horizon Alternative Mortgage Securities Trust Series 2004-AA2, Class 1A1 5.66%(10)	08/25/34	2,220,674	2,168,646
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 5.15%(10)	09/25/34	4,398	4,484
First Horizon Alternative Mortgage Securities Trust Series 2004-AA4, Class A1 5.23%(10)	10/25/34	297,870	293,721

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1 5.24%(10)	12/25/35	$5,505,664	$4,552,992
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1 4.94%(10)	02/25/36	5,525,193	3,396,804
First Horizon Alternative Mortgage Securities Trust Series 2005-AA4, Class 2A1 5.19%(10)	06/25/35	5,249,782	4,880,773
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1 5.20%(10)	09/25/35	3,886,638	3,462,471
First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1 5.11%(10)	10/25/35	6,353,856	3,575,035
First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1 5.34%(10)	11/25/35	5,530,543	4,813,924
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1 4.48%(10)	12/25/34	54,519	52,982
First Horizon Mortgage Pass-Through Trust Series 2006-AR4, Class 1A2 5.04%(10)	01/25/37	38,507	19,381
First Horizon Mortgage Pass-Through Trust Series 2007-AR3, Class 1A1 4.89%(10)	11/25/37	65,067	25,453
GMACM Home Equity Loan Trust Series 2000-HE2, Class A1 4.87% (1 mo. USD Term SOFR + 0.554%)(2)	06/25/30	6,884	6,191
GMACM Mortgage Loan Trust Series 2005-AR6, Class 3A1 3.85%(10)	11/19/35	109,591	95,149
GMACM Mortgage Loan Trust Series 2006-AR2, Class 1A1 4.38%(10)	05/19/36	1,454,316	848,331
GreenPoint Mortgage Funding Trust Series 2005-AR4, Class G41 4.63% (1 mo. USD Term SOFR + 0.314%)(2)	10/25/45	6,010,438	5,619,890
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1 4.79% (1 mo. USD Term SOFR + 0.474%)(2)	01/25/37	8,127,726	7,439,699
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A 3.75%(1)	10/25/57	12,497,095	12,212,383
GS Mortgage-Backed Securities Trust Series 2021-PJ9, Class A2 2.50%(1),(10)	02/26/52	7,655,742	6,248,580
GS Mortgage-Backed Securities Trust Series 2023-PJ1, Class A3 3.00%(1),(10)	02/25/53	85,361,672	72,557,925
GSAA Home Equity Trust Series 2005-11, Class 2A2 5.07% (1 mo. USD Term SOFR + 0.754%)(2)	10/25/35	22,583	24,460
GSAA Home Equity Trust Series 2005-6, Class M1 5.08% (1 mo. USD Term SOFR + 0.759%)(2)	06/25/35	78	78
GSAMP Trust Series 2005-AHL2, Class A2D 5.13% (1 mo. USD Term SOFR + 0.814%)(2)	12/25/35	13,795,195	13,281,517
GSAMP Trust Series 2007-HE2, Class A1 4.67% (1 mo. USD Term SOFR + 0.349%)(2)	03/25/47	59,866,425	45,924,810
GSMSC Resecuritization Trust Series 2015-3R, Class 1B 4.71% (1 mo. USD Term SOFR + 0.394%)(1),(2)	01/26/37	10,819,231	9,701,674
GSR Mortgage Loan Trust Series 2004-9, Class 3A1 5.17%(10)	08/25/34	854	814
GSR Mortgage Loan Trust Series 2004-9, Class 5A7 4.94%(10)	08/25/34	4,566	4,554
GSR Mortgage Loan Trust Series 2005-AR5, Class 2A3 5.08%(10)	10/25/35	1,668,917	852,153
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 5.96%(10)	09/25/35	29,663	26,910
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1 5.30%(10)	05/25/37	1,158,652	608,859
HarborView Mortgage Loan Trust Series 2004-1, Class 2A 6.00%(10)	04/19/34	2,734	2,552
HarborView Mortgage Loan Trust Series 2004-11, Class 3A2 5.11% (1 mo. USD Term SOFR + 0.794%)(2)	01/19/35	132,820	132,913
HarborView Mortgage Loan Trust Series 2004-3, Class 1A 5.84%(10)	05/19/34	23,309	22,344
HarborView Mortgage Loan Trust Series 2005-3, Class 2A1 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	06/19/35	104,695	102,278
HarborView Mortgage Loan Trust Series 2006-1, Class 2A1 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	03/19/36	8,407,068	7,690,203
HarborView Mortgage Loan Trust Series 2006-10, Class 1A1 4.84% (1 mo. USD Term SOFR + 0.514%)(2)	11/19/36	44,797,126	34,289,024
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.79% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	28,492,015	14,285,147
HarborView Mortgage Loan Trust Series 2006-5, Class 1A1 5.31% (1 yr. MTA + 0.910%)(2)	07/19/47	33,099,972	10,659,078
HarborView Mortgage Loan Trust Series 2006-7, Class 1A 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	09/19/46	45,492,253	38,609,457
HarborView Mortgage Loan Trust Series 2007-7, Class 1A1 6.43% (1 mo. USD Term SOFR + 2.114%)(2)	10/25/37	13,908,004	11,159,070
HarborView Mortgage Loan Trust Series 2007-7, Class 2A1 6.43% (1 mo. USD Term SOFR + 2.114%)(2)	10/25/37	10,110,396	9,362,724

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	$49,282,243	$13,454,190
Impac CMB Trust Series 2004-8, Class 2A1 5.13% (1 mo. USD Term SOFR + 0.814%)(2)	10/25/34	7,386	7,377
Impac CMB Trust Series 2005-1, Class 1A1 4.95% (1 mo. USD Term SOFR + 0.634%)(2)	04/25/35	1,093,362	1,055,707
Impac Secured Assets Trust Series 2006-3, Class A1 4.77% (1 mo. USD Term SOFR + 0.454%)(2)	11/25/36	3,039,131	2,765,179
Impac Secured Assets Trust Series 2006-5, Class 1A1 4.97% (1 mo. USD Term SOFR + 0.654%)(2)	02/25/37	5,526,864	5,091,789
Impac Secured Assets Trust Series 2007-2, Class 1A1 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/37	25,294,580	21,222,075
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A2 4.12%(10)	03/25/37	274,941	213,798
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 3.50%(10)	11/25/37	1,150,614	952,026
IndyMac INDX Mortgage Loan Trust Series 2004-AR4, Class 1A 4.85%(10)	08/25/34	492,537	475,122
IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2 5.29% (1 mo. USD Term SOFR + 0.974%)(2)	09/25/34	30,324	26,421
IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1 3.68%(10)	10/25/35	15,893,755	12,872,311
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/35	316,518	261,113
IndyMac INDX Mortgage Loan Trust Series 2006-AR19, Class 1A2 3.93%(10)	08/25/36	9,522,882	6,006,277
IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 2A2 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	10/25/36	9,795,348	8,825,024
IndyMac INDX Mortgage Loan Trust Series 2006-AR35, Class 2A3 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	01/25/37	22,795,875	20,437,496
IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 1A1 3.88%(10)	05/25/36	2,083,178	1,650,630
IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 2A1 3.89%(10)	05/25/36	16,335,637	11,136,424
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.34%(10)	06/25/37	2,029,601	1,818,580
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3 6.61%	02/25/28	13,526	13,560
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1 4.45%(10)	05/25/36	3,716,763	2,111,856
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A3A 6.33%	07/25/36	26,600,531	7,123,167
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A6 6.50%	07/25/36	3,709,380	992,810
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 4.41% (1 mo. USD Term SOFR + 0.214%)(2)	03/25/47	91,343	61,448
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF2 4.26%	03/25/47	5,975,488	3,895,374
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 4.26%	05/25/35	5,029,102	3,277,878
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF4 4.26%	03/25/47	2,285,956	1,489,397
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AV4 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/47	228,752	218,848
JPMorgan Mortgage Trust Series 2003-A2, Class 2A3 5.87%(10)	11/25/33	35,039	33,487
JPMorgan Mortgage Trust Series 2004-A4, Class 1A3 7.29%(10)	09/25/34	71,677	69,143
JPMorgan Mortgage Trust Series 2005-A5, Class TA1 6.50%(10)	08/25/35	30,521	29,106
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3 5.50%	09/25/49	1,497,157	760,195
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 7.11%(10)	11/25/33	682	677
JPMorgan Mortgage Trust Series 2006-A3, Class 2A1 5.20%(10)	05/25/36	387,977	328,681
JPMorgan Mortgage Trust Series 2006-A3, Class 3A3 4.52%(10)	05/25/36	251,284	205,729
JPMorgan Mortgage Trust Series 2006-A4, Class 1A1 5.18%(10)	06/25/36	209,287	142,910
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4 5.18%(10)	06/25/36	674,675	460,695
JPMorgan Mortgage Trust Series 2006-A5, Class 2A4 5.81%(10)	08/25/36	186,695	148,273
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2 6.37%(10)	07/25/35	320,947	326,008
JPMorgan Mortgage Trust Series 2007-A3, Class 2A3 5.23%(10)	05/25/37	1,005,612	854,464
JPMorgan Mortgage Trust Series 2007-A3, Class 3A2 5.03%(10)	05/25/37	170,032	149,308
JPMorgan Mortgage Trust Series 2007-A4, Class 2A3 4.85%(10)	06/25/37	196,473	154,027
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2 4.63% (1 mo. USD Term SOFR + 0.314%)(1),(2)	06/25/37	160,765	106,893

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Lehman XS Trust Series 2005-5N, Class 3A1 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/35	$395,919	$394,557
Lehman XS Trust Series 2005-7N, Class 1A1 4.97% (1 mo. USD Term SOFR + 0.654%)(2)	12/25/35	205,912	191,922
Lehman XS Trust Series 2006-12N, Class A31A 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/46	5,773,626	5,874,302
Lehman XS Trust Series 2006-14N, Class 3A2 4.67% (1 mo. USD Term SOFR + 0.354%)(2)	08/25/36	20,229	21,573
Lehman XS Trust Series 2006-5, Class 1A1 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	04/25/36	16,200,033	13,998,069
Lehman XS Trust Series 2006-8, Class 1A1 4.75% (1 mo. USD Term SOFR + 0.274%)(2)	06/25/36	21,574,685	19,560,341
Lehman XS Trust Series 2007-4N, Class 1A3 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	03/25/47	11,774,132	10,114,816
Long Beach Mortgage Loan Trust Series 2004-4, Class M1 5.33% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/34	40,487	39,206
Luminent Mortgage Trust Series 2006-5, Class A1A 4.81% (1 mo. USD Term SOFR + 0.494%)(2)	07/25/36	24,600,164	15,133,976
Luminent Mortgage Trust Series 2006-6, Class A1 4.83% (1 mo. USD Term SOFR + 0.514%)(2)	10/25/46	7,775,894	7,097,973
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2 4.41%(10)	01/25/34	9,742	9,544
MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1 6.84%(10)	11/25/33	223,214	222,465
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1 6.04%(10)	11/21/34	1,171,434	1,131,442
MASTR Adjustable Rate Mortgages Trust Series 2004-8, Class 2A1 5.37%(10)	09/25/34	940,682	902,571
MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 5A1 4.45%(10)	05/25/36	4,287,258	1,363,965
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A 4.82% (1 mo. USD Term SOFR + 0.504%)(2)	01/25/47	76,806,827	30,950,164
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A3 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/36	11,639,648	3,477,604
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A4 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	11/25/36	3,233,236	965,731
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	05/25/37	8,730,141	8,472,373
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 7.56%(10)	10/25/32	5,944	5,845
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A1 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	04/25/37	116,546,719	50,828,775
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2B 4.77% (1 mo. USD Term SOFR + 0.454%)(2)	04/25/37	23,915,442	9,137,701
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	04/25/37	50,099,070	19,268,403
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C 4.91% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	13,582,247	9,872,228
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2D 5.07% (1 mo. USD Term SOFR + 0.754%)(2)	05/25/37	6,707,503	4,906,215
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C 4.79% (1 mo. USD Term SOFR + 0.474%)(2)	06/25/37	3,758,813	3,760,026
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37	5,601,931	5,617,087
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A2 4.67% (1 mo. USD Term SOFR + 0.354%)(2)	07/25/37	8,969,225	8,865,537
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	07/25/37	6,574,665	6,523,546
Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A 7.62%(10)	10/25/33	109,620	107,169
Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1 5.25%(10)	08/25/34	377,293	356,885

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Merrill Lynch Mortgage Investors Trust Series 2005-A10, Class A 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	02/25/36	$3,192	$3,130
Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2B 3.87%	03/25/37	26,190,890	5,184,770
Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2D 3.87%	03/25/37	20,498,709	4,053,206
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 6.53% (1 yr. CMT + 2.400%)(2)	08/25/36	1,256,665	1,075,620
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	2,005,138	2,002,756
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79%(1)	10/15/40	3,946,660	3,959,494
Mid-State Trust XI Series 11, Class A1 4.86%	07/15/38	41,437	41,300
Morgan Stanley Mortgage Loan Trust Series 2004-11AR, Class 1A1 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/35	47,483	45,047
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 5.30%(10)	09/25/34	175,949	172,034
Morgan Stanley Mortgage Loan Trust Series 2005-2AR, Class A 4.69% (1 mo. USD Term SOFR + 0.374%)(2)	04/25/35	493,194	492,046
Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 5A2 5.96%(10)	06/25/36	629,407	167,145
MortgageIT Trust Series 2005-1, Class 1A1 5.07% (1 mo. USD Term SOFR + 0.754%)(2)	02/25/35	923,107	936,557
MortgageIT Trust Series 2005-4, Class A1 4.99% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	965,491	962,435
MortgageIT Trust Series 2005-5, Class A1 4.95% (1 mo. USD Term SOFR + 0.634%)(2)	12/25/35	237,874	234,977
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4 4.68% (1 mo. USD Term SOFR + 0.364%)(2)	06/25/37	3,254,773	3,177,060
NLT Trust Series 2021-INV3, Class PT 0.00%(1),(10)	11/25/56	136,367,492	129,320,620
Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5 8.16%(10)	09/15/29	20,571,005	2,793,882
OBX Trust Series 2021-NQM4, Class A1 1.96%(1),(10)	10/25/61	4,252,878	3,613,685
Ownit Mortgage Loan Trust Series 2006-4, Class A1 4.72% (1 mo. USD Term SOFR + 0.394%)(2)	05/25/37	2,114,514	2,088,725
Ownit Mortgage Loan Trust Series 2006-4, Class A2D 4.92% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	13,872,088	11,340,658
Popular ABS Mortgage Pass-Through Trust Series 2005-6, Class A5 3.29%	01/25/36	15,479,558	14,697,684
Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3 4.74% (1 mo. USD Term SOFR + 0.424%)(2)	06/25/47	16,627,225	15,511,598
Popular ABS, Inc. Series 1998-1, Class A2 7.48%	11/25/29	43,738	42,329
PRET LLC Series 2022-RN2, Class A1 5.00%(1)	06/25/52	106,361,637	106,576,009
RALI Trust Series 2005-QO5, Class A1 5.40% (1 yr. MTA + 1.000%)(2)	01/25/46	3,079,037	2,419,103
RALI Trust Series 2006-QA1, Class A11 5.15%(10)	01/25/36	73,775	53,517
RALI Trust Series 2006-QA1, Class A21 5.20%(10)	01/25/36	7,422,758	4,999,047
RALI Trust Series 2006-QA7, Class 2A1 4.80% (1 mo. USD Term SOFR + 0.484%)(2)	08/25/36	11,530,862	10,505,318
RALI Trust Series 2006-QS10, Class AV (I/O) 0.57%(10)	08/25/36	10,314,633	193,008
RALI Trust Series 2006-QS12, Class 2A9 4.81% (1 mo. USD Term SOFR + 0.494%)(2)	09/25/36	106,049	77,388
RALI Trust Series 2006-QS2, Class 1AV (I/O) 0.48%(10)	02/25/36	38,703,443	636,323
RALI Trust Series 2006-QS7, Class AV (I/O) 0.73%(10)	06/25/36	16,813,407	414,570
RALI Trust Series 2006-QS8, Class AV (I/O) 0.79%(10)	08/25/36	42,219,033	1,239,601
RALI Trust Series 2007-QS1, Class 2A4 4.98% (1 mo. USD Term SOFR + 0.664%)(2)	01/25/37	8,094,006	5,553,090
RALI Trust Series 2007-QS10, Class AV (I/O) 0.48%(10)	09/25/37	33,557,945	675,706
RALI Trust Series 2007-QS4, Class 3AV (I/O) 0.38%(10)	03/25/37	19,079,104	234,146
RALI Trust Series 2007-QS5, Class AV (I/O) 0.28%(10)	03/25/37	22,659,315	260,738
RALI Trust Series 2007-QS6, Class AV (I/O) 0.34%(10)	04/25/37	50,760,931	628,791
RALI Trust Series 2007-QS7, Class 2AV (I/O) 0.37%(10)	06/25/37	18,758,762	180,583
RALI Trust Series 2007-QS8, Class AV (I/O) 0.44%(10)	06/25/37	44,366,877	766,877
Residential Asset Mortgage Products Trust Series 2004-SL3, Class A4 8.50%	12/25/31	8,775	4,058
Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1 4.93% (1 mo. USD Term SOFR + 0.444%)(2)	04/25/36	89,002	88,312
Residential Asset Securitization Trust Series 2004-IP2, Class 1A1 6.47%(10)	12/25/34	111,892	112,428

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1 3.94%(10)	12/25/34	$9,203	$8,386
Residential Asset Securitization Trust Series 2004-IP2, Class 3A1 6.48%(10)	12/25/34	199,606	195,116
Residential Asset Securitization Trust Series 2006-A7CB, Class 1A3 6.25%	07/25/36	1,403,988	1,053,305
Residential Funding Mortgage Securities I Trust Series 2005-SA5, Class 1A 3.85%(10)	11/25/35	1,699,381	898,340
RFMSI Trust Series 2006-SA3, Class 3A1 5.92%(10)	09/25/36	86,336	77,276
RFMSI Trust Series 2006-SA4, Class 2A1 5.54%(10)	11/25/36	25,643	21,114
RFMSI Trust Series 2007-SA2, Class 2A2 5.59%(10)	04/25/37	723,367	626,342
Saxon Asset Securities Trust Series 2007-2, Class A2C 4.67% (1 mo. USD Term SOFR + 0.354%)(2)	05/25/47	141,021	102,905
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.84%	01/25/36	5,057,592	4,328,226
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	06/25/36	168,508	113,873
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2A 4.65% (1 mo. USD Term SOFR + 0.334%)(2)	02/25/37	4,876,788	2,062,202
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2B 4.97% (1 mo. USD Term SOFR + 0.654%)(2)	02/25/37	24,141,626	10,203,579
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2 4.89% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/37	31,578,141	13,958,621
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2A 4.69% (1 mo. USD Term SOFR + 0.374%)(2)	05/25/37	9,914,483	7,583,547
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2C 5.13% (1 mo. USD Term SOFR + 0.814%)(2)	05/25/37	7,477,417	5,718,925
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.73% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36	23,461,029	11,446,340
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B 4.71% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/37	11,703,151	10,032,239
Sequoia Mortgage Trust Series 2003-8, Class A1 5.07% (1 mo. USD Term SOFR + 0.754%)(2)	01/20/34	290	280
Sequoia Mortgage Trust Series 2004-4, Class A 5.08% (6 mo. USD Term SOFR + 0.948%)(2)	05/20/34	36,391	34,356
SG Mortgage Securities Trust Series 2007-NC1, Class A2 4.91% (1 mo. USD Term SOFR + 0.594%)(1),(2)	12/25/36	11,075,529	6,543,159
Soundview Home Loan Trust Series 2005-OPT1, Class M2 5.11% (1 mo. USD Term SOFR + 0.789%)(2)	06/25/35	1,053,034	1,045,472
STARM Mortgage Loan Trust Series 2007-3, Class 1A1 6.58%(10)	06/25/37	962,531	454,383
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 3A3 6.27%(10)	02/25/34	2,729	2,672
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 5.07%(10)	09/25/34	1,041,956	1,020,115
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A 5.37%(10)	10/25/34	16,299	15,519
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A 5.55%(10)	10/25/34	1,760,872	1,736,088
Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A 5.98%(10)	10/25/34	917,476	816,230
Structured Adjustable Rate Mortgage Loan Trust Series 2004-17, Class A1 4.21%(10)	11/25/34	19,062	16,710
Structured Adjustable Rate Mortgage Loan Trust Series 2004-20, Class 1A2 4.93%(10)	01/25/35	190,581	183,508
Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1 5.01%(10)	06/25/35	243,420	207,588
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 7A3 4.75%(10)	09/25/35	8,628,542	4,618,054
Structured Adjustable Rate Mortgage Loan Trust Series 2006-12, Class 1A1 4.75% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	12,037,903	11,569,233
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1A 4.99% (1 mo. USD Term SOFR + 0.674%)(2)	02/25/36	195,081	163,085
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A3 6.75% (1 yr. MTA + 2.000%)(2)	02/25/36	6,292,935	5,367,151
Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A 4.85% (1 mo. USD Term SOFR + 0.534%)(2)	08/25/36	8,360,202	6,826,417

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A1B 4.55% (1 mo. USD Term SOFR + 0.234%)(2)	10/25/36	$7,190,360	$6,409,424
Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 5.90% (1 yr. MTA + 1.500%)(2)	08/25/47	70,879,012	59,846,240
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5 5.66%(10)	09/25/33	51,523	49,980
Structured Asset Securities Corp. Trust Series 2005-5, Class 2A4 5.50%	04/25/35	684,187	661,482
Thornburg Mortgage Securities Trust Series 2004-4, Class 2A 5.37%(10)	12/25/44	51,387	48,934
Wachovia Mortgage Loan Trust LLC Series 2006-ALT1, Class A3 4.88% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	8,995,269	3,209,260
Wachovia Mortgage Loan Trust LLC Series 2006-AMN1, Class A3 1.85% (1 mo. USD Term SOFR + 0.594%)(2)	08/25/36	14,161,006	4,685,759
WaMu Asset-Backed Certificates WaMu Trust Series 2007- HE1, Class 2A2 4.65% (1 mo. USD Term SOFR + 0.334%)(2)	01/25/37	2,689,019	1,221,112
WaMu Asset-Backed Certificates WaMu Trust Series 2007- HE1, Class 2A4 4.89% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	8,332,550	3,788,275
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1 6.38%(10)	06/25/33	735,121	723,069
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR3, Class A2 5.39%(10)	06/25/34	10,327	9,696
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR1, Class A1A 5.07% (1 mo. USD Term SOFR + 0.754%)(2)	01/25/45	250,771	248,758
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1 5.01% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45	1,584,269	1,591,199
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 5.13%(10)	12/25/35	947,168	880,065
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1 4.95% (1 mo. USD Term SOFR + 0.634%)(2)	11/25/45	11,996,118	11,540,515
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR17, Class A1A 4.97% (1 mo. USD Term SOFR + 0.654%)(2)	12/25/45	5,240,634	4,810,666
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR19, Class A1A 5.01% (1 mo. USD Term SOFR + 0.694%)(2)	12/25/45	4,662,531	4,669,012
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A 5.05% (1 mo. USD Term SOFR + 0.734%)(2)	01/25/45	257,798	256,586
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2
5.09% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/45	21,924	21,816
5.19% (1 mo. USD Term SOFR + 0.874%)(2)	01/25/45	915,440	911,979
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR6, Class 2A1 4.89% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/45	42,619	43,363
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR8, Class 1A1 4.97% (1 mo. USD Term SOFR + 0.654%)(2)	07/25/45	49,602	48,599
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR10, Class 1A4 4.82%(10)	09/25/36	5,427,479	4,749,406
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 3A1 4.14%(10)	12/25/36	330,426	293,310
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A 5.40% (1 yr. MTA + 1.000%)(2)	02/25/46	6,974,207	6,374,697
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR4, Class 1A1 4.29% (1 yr. MTA + 0.940%)(2)	05/25/46	2,428,898	2,276,581
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A 5.38% (1 yr. MTA + 0.980%)(2)	07/25/46	3,958,832	3,721,700
WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY7, Class 4A2 4.97%(10)	07/25/37	124,044	112,988
WaMu Mortgage Pass-Through Certificates Trust Series 2007-OA1, Class A1A 5.10% (1 yr. MTA + 0.700%)(2)	02/25/47	6,497,348	5,952,405
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-3, Class 2A3 4.98% (1 mo. USD Term SOFR + 0.664%)(2)	05/25/35	1,044,851	824,402

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB1 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/35		$2,084,633	$1,818,155
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1 6.77%(10)	11/25/30		28,252	28,495
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37		59,587	53,620
Wells Fargo Mortgage-Backed Securities Trust Series 2006- AR1, Class 1A1 6.63%(10)	03/25/36		973,520	983,960

Total Residential Mortgage-backed Securities—Non-agency (Cost: $4,408,610,536)				3,772,261,324

CORPORATE BONDS—17.1%

Aerospace & Defense—0.1%
General Electric Co.
4.90% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26		1,785,000	1,787,303
5.07% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		11,550,000	10,838,404
Lockheed Martin Corp. 4.50%	05/15/36		8,708,000	8,391,290

				21,016,997

Agriculture—0.1%
Altria Group, Inc. 3.70%	02/04/51		995,000	689,982
Imperial Brands Finance PLC (United Kingdom)
3.50%(1)	07/26/26		20,000,000	19,771,600
4.50%(1)	06/30/28		3,310,000	3,309,967
Philip Morris International, Inc. 2.75%	06/06/29	EUR	13,305,000	15,509,053

				39,280,602

Airlines—0.4%
American Airlines Pass-Through Trust Series 2017-2, Class AA 3.35%(4)	04/15/31		12,388,723	11,738,687
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		63,195,081	59,864,701
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		7,513,933	7,014,181
United Airlines Pass-Through Trust Series 2013-1, Class A 4.30%	02/15/27		9,014,129	9,010,523
United Airlines Pass-Through Trust Series 2018-1, Class AA 3.50%	09/01/31		23,759,112	22,505,819
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		21,850,897	22,176,913

				132,310,824

Auto Manufacturers—0.2%
Volkswagen Financial Services AG (Germany) 3.88% (6)	11/19/31	EUR	40,900,000	48,238,972
Volkswagen Financial Services Australia Pty. Ltd. (Germany) 5.11%(6)	06/13/29	AUD	6,200,000	4,079,220
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32		4,800,000	4,883,568
5.80%(1)	03/27/35		6,475,000	6,523,368
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(6),(12)	09/06/32	EUR	12,500,000	16,609,090

				80,334,218

Auto Parts & Equipment—0.0%
Robert Bosch Finance LLC 3.25%(6)	05/28/31	EUR	100,000	117,225

Banks—4.0%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(2)	03/11/27		77,013,000	75,558,995
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27		42,299,000	41,124,780
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		18,688,000	16,306,588
2.09% (1 day USD SOFR + 1.060%)(2)	06/14/29		175,118,000	164,174,876
2.30% (1 day USD SOFR + 1.220%)(2)	07/21/32		2,000	1,744
2.50% (3 mo. USD Term SOFR + 1.252%)(2)	02/13/31		201,000	183,740
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31		1,736,000	1,588,023
2.69% (1 day USD SOFR + 1.320%)(2)	04/22/32		10,874,000	9,769,854
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28		1,587,000	1,551,388
3.97% (3 mo. USD Term SOFR + 1.332%)(2)	03/05/29		336,000	332,297
5.24% (3 mo. USD Term SOFR + 0.912%)(2)	12/01/26		50,000,000	49,948,000
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35		5,630,000	5,786,683
Citibank NA 4.91%	05/29/30		9,015,000	9,190,342
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27		22,971,000	22,323,907
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32		13,213,000	11,564,942
2.57% (1 day USD SOFR + 2.107%)(2)	06/03/31		868,000	787,476
2.67% (1 day USD SOFR + 1.146%)(2)	01/29/31		3,838,000	3,519,523
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33		15,189,000	13,586,105
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36		40,724,000	41,068,525
Goldman Sachs Group, Inc.
1.43% (1 day USD SOFR + 0.798%)(2)	03/09/27		97,484,000	95,412,465
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27		75,070,000	72,499,603
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		1,337,000	1,295,139
2.38% (1 day USD SOFR + 1.248%)(2)	07/21/32		449,000	392,413
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35		37,426,000	37,000,092
5.54% (1 day USD SOFR + 1.380%)(2)	01/28/36		6,955,000	7,136,943

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
HSBC Holdings PLC (United Kingdom)
2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28		$36,235,000	$34,345,345
2.21% (1 day USD SOFR + 1.285%)(2)	08/17/29		2,000	1,863
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27		15,825,000	15,502,961
1.05% (1 day USD SOFR + 0.800%)(2)	11/19/26		13,390,000	13,209,503
1.47% (1 day USD SOFR + 0.765%)(2)	09/22/27		10,000,000	9,650,800
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27		19,179,000	18,738,458
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32		47,405,000	41,138,533
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29		3,013,000	2,828,032
2.18% (1 day USD SOFR + 1.890%)(2)	06/01/28		2,490,000	2,393,288
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32		25,641,000	22,590,747
2.58% (3 mo. USD Term SOFR + 1.250%)(2)	04/22/32		19,039,000	17,021,056
2.95% (1 day USD SOFR + 1.170%)(2)	02/24/28		23,236,000	22,719,928
2.96% (1 day USD SOFR + 1.260%)(2)	01/25/33		7,747,000	6,964,476
3.70% (3 mo. USD Term SOFR + 1.422%)(2)	05/06/30		2,876,000	2,801,023
4.01% (3 mo. USD Term SOFR + 1.382%)(2)	04/23/29		2,671,000	2,648,270
4.45% (3 mo. USD Term SOFR + 1.592%)(2)	12/05/29		8,325,000	8,343,898
4.95% (1 day USD SOFR + 1.340%)(2)	10/22/35		8,105,000	8,027,435
5.01% (1 day USD SOFR + 1.310%)(2)	01/23/30		10,505,000	10,705,540
5.50% (1 day USD SOFR + 1.315%)(2)	01/24/36		6,150,000	6,341,388
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%)(2)	12/10/26		15,176,000	14,934,853
1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27		1,000,000	970,300
1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32		6,138,000	5,254,005
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		2,890,000	2,472,135
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32		31,942,000	27,676,785
2.51% (1 day USD SOFR + 1.200%)(2)	10/20/32		455,000	398,726
2.94% (1 day USD SOFR + 1.290%)(2)	01/21/33		17,235,000	15,392,234
5.32% (1 day USD SOFR + 1.555%)(2)	07/19/35		2,325,000	2,355,178
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36		32,630,000	33,579,207
5.83% (1 day USD SOFR + 1.580%)(2)	04/19/35		11,925,000	12,506,701
PNC Financial Services Group, Inc.
5.07% (1 day USD SOFR + 1.933%)(2)	01/24/34		3,000	3,017
5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35		14,770,000	15,363,015
Santander U.K. Group Holdings PLC (United Kingdom)
1.53% (1 yr. CMT + 1.250%)(2)	08/21/26		6,354,000	6,324,835
2.47% (1 day USD SOFR + 1.220%)(2)	01/11/28		15,466,000	14,995,060
3.82% (3 mo. USD LIBOR + 1.400%)(2)	11/03/28		2,200,000	2,157,584
U.S. Bancorp
4.65% (1 day USD SOFR + 1.230%)(2)	02/01/29		70,000	70,512
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		6,218,000	6,147,239
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35		8,470,000	8,802,786
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		66,030,000	63,664,145
2.88% (3 mo. USD Term SOFR + 1.432%)(2)	10/30/30		136,247,000	127,350,071
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		2,000	1,828
4.90% (1 day USD SOFR + 2.100%)(2)	07/25/33		443,000	443,142
5.15% (1 day USD SOFR + 1.500%)(2)	04/23/31		14,195,000	14,545,333
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		14,844,000	15,330,586

				1,318,816,264

Beverages—0.1%
Anheuser-Busch InBev SA (Belgium) 3.95%(6)	03/22/44	EUR	23,775,000	27,339,500
Bacardi Ltd. 5.15%(1)	05/15/38		2,881,000	2,651,644
Diageo Finance PLC (United Kingdom) 3.75%(6)	08/30/44	EUR	1,475,000	1,652,873
Diageo Investment Corp. (United Kingdom) 5.63%	04/15/35		3,595,000	3,762,132
Pernod Ricard SA (France) 3.75%(6)	09/15/33	EUR	1,000,000	1,189,790

				36,595,939

Biotechnology—0.0%
Illumina, Inc. 2.55%	03/23/31		200,000	176,212
Royalty Pharma PLC 1.75%	09/02/27		1,295,000	1,226,922

				1,403,134

Chemicals—0.2%
FIS Fabbrica Italiana Sintetici SpA (Italy) 5.63%(6)	08/01/27	EUR	5,100,000	6,038,536
International Flavors & Fragrances, Inc.
1.83%(1)	10/15/27		1,615,000	1,521,750
2.30%(1)	11/01/30		48,565,000	42,968,370
3.27%(1)	11/15/40		10,351,000	7,604,569

				58,133,225

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Commercial Services—0.1%
AA Bond Co. Ltd. (United Kingdom) 8.45%(6)	07/31/50	GBP	12,555,000	$18,332,333
Grand Canyon University 5.13%	10/01/28		$5,308,000	5,150,458

				23,482,791

Computers—0.1%
Dell International LLC/EMC Corp. 5.00%	04/01/30		24,890,000	25,303,423

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		11,203,000	10,917,436
3.00%	10/29/28		58,242,000	55,512,197
Air Lease Corp.
2.20%	01/15/27		18,695,000	18,109,660
2.88%	01/15/26		10,055,000	9,956,260
3.00%	02/01/30		2,000,000	1,872,980
3.25%	10/01/29		5,000,000	4,766,050
4.63%	10/01/28		2,000,000	2,013,980
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		122,730,000	116,701,502
3.25%(1)	02/15/27		5,900,000	5,755,981
Blackrock, Inc.
3.75%	07/18/35	EUR	29,895,000	35,780,037
Visa, Inc.
3.13%	05/15/33	EUR	18,815,000	22,039,155

				283,425,238

Electric—1.7%
Alabama Power Co. 5.10%	04/02/35		27,535,000	27,777,583
Alliant Energy Finance LLC
3.60%(1)	03/01/32		4,515,000	4,108,515
5.95%(1)	03/30/29		4,120,000	4,328,802
Amprion GmbH (Germany)
0.63%(6)	09/23/33	EUR	3,400,000	3,173,793
4.00%(6)	05/21/44	EUR	3,800,000	4,298,395
4.13%(6)	09/07/34	EUR	3,000,000	3,646,951
Appalachian Power Co.
3.70%	05/01/50		9,450,000	6,697,404
4.45%	06/01/45		100,000	81,424
5.65%	04/01/34		18,900,000	19,478,151
Arizona Public Service Co. 6.35%	12/15/32		2,444,000	2,642,233
Black Hills Corp. 6.15%	05/15/34		8,020,000	8,440,970
Comision Federal de Electricidad (Mexico) 3.35%(6)	02/09/31		3,368,000	2,972,967
Duke Energy Carolinas LLC
4.00%	09/30/42		3,090,000	2,555,585
4.25%	12/15/41		14,683,000	12,584,212
Duke Energy Florida LLC
5.88%	11/15/33		2,409,000	2,571,921
6.20%	11/15/53		35,000,000	37,298,800
Duke Energy Progress LLC
5.05%	03/15/35		22,295,000	22,413,163
5.55%	03/15/55		31,025,000	30,390,228
E.ON SE (Germany) 3.50%(6)	04/16/33	EUR	22,035,000	26,106,583
Elia Group SA (Belgium) 3.88%(6)	06/11/31	EUR	10,200,000	12,203,989
Enel Finance International NV (Italy) 4.50%(6)	02/20/43	EUR	9,445,000	11,248,546
Eurogrid GmbH (Germany)
0.74%(6)	04/21/33	EUR	7,300,000	6,962,823
1.11%(6)	05/15/32	EUR	1,200,000	1,217,878
3.28%(6)	09/05/31	EUR	7,600,000	8,951,053
FirstEnergy Pennsylvania Electric Co.
3.25%(1)	03/15/28		125,000	121,349
4.30%(1)	01/15/29		13,381,000	13,269,402
5.15%(1)	03/30/26		3,000,000	3,008,160
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		40,514,000	38,616,324
Florida Power & Light Co.
5.70%	03/15/55		34,155,000	34,636,585
5.80%	03/15/65		15,000,000	15,246,000
Interstate Power & Light Co. 5.70%	10/15/33		15,980,000	16,598,905
Jersey Central Power & Light Co.
2.75%(1)	03/01/32		820,000	719,968
4.30%(1)	01/15/26		8,645,000	8,629,871
6.40%	05/15/36		1,404,000	1,506,646
London Power Networks PLC (United Kingdom) 3.84%(6)	06/11/37	EUR	800,000	939,521
MVM Energetika Zrt (Hungary) 6.50%	03/13/31		2,988,000	3,096,972
Niagara Mohawk Power Corp.
3.03%(1)	06/27/50		3,543,000	2,219,335
4.28%(1)	10/01/34		4,375,000	4,078,988
Northern States Power Co. 5.05%	05/15/35		7,445,000	7,527,714
Oncor Electric Delivery Co. LLC 3.63%(1)	06/15/34	EUR	7,190,000	8,432,719
Public Service Co. of New Mexico 3.85%	08/01/25		14,390,000	14,380,071
Public Service Co. of Oklahoma 5.45%	01/15/36		12,140,000	12,230,686
RTE Reseau de Transport d’Electricite SADIR (France) 3.75%(6)	04/30/44	EUR	4,800,000	5,377,489
Scottish Hydro Electric Transmission PLC (United Kingdom) 3.38%(6)	09/04/32	EUR	6,010,000	7,025,910
Southern Co.
3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		2,680,000	2,642,802
6.38% (5 yr. CMT + 2.069%)(2)	03/15/55		7,737,000	7,974,758
Southwestern Electric Power Co.
2.75%	10/01/26		26,488,000	25,943,407
3.85%	02/01/48		17,395,000	12,747,926
5.30%	04/01/33		29,341,000	29,604,189
TenneT Holding BV (Netherlands)
2.75%(6)	05/17/42	EUR	14,220,000	15,096,371
4.75%(6)	10/28/42	EUR	3,866,000	4,935,231

				558,759,268

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.00%(1),(7)	06/30/35		2,943,052	2,835,542

Engineering & Construction—0.1%
Heathrow Funding Ltd. (United Kingdom)
1.13%(6)	10/08/32	EUR	18,800,000	19,796,431
3.88%(6)	01/16/38	EUR	9,465,000	10,963,938

				30,760,369

Entertainment—0.2%
Caesars Entertainment, Inc. 8.13%(1)	07/01/27		1,934,000	1,936,050

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Entertainment (Continued)
FDJ UNITED (France) 3.38%(6)	11/21/33	EUR	14,100,000	$16,347,035
Flutter Treasury DAC (Ireland) 5.00%(1)	04/29/29	EUR	2,320,000	2,826,763
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		4,430,000	4,348,532
Voyager Parent LLC 9.25%(1)	07/01/32		7,438,000	7,759,768
WarnerMedia Holdings, Inc.
4.28%(8)	03/15/32		25,078,000	21,182,634
5.05%	03/15/42		8,463,000	5,693,653
5.14%(8)	03/15/52		15,440,000	9,535,898

				69,630,333

Food—0.5%
ELO SACA (France)
4.88%(6)	12/08/28	EUR	1,000,000	1,065,034
6.00%(6)	03/22/29	EUR	12,800,000	14,010,767
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%	02/02/52		33,256,000	25,798,009
5.75%	04/01/33		19,111,000	19,673,054
Pilgrim’s Pride Corp.
3.50%	03/01/32		56,833,000	51,244,043
6.88%	05/15/34		4,500,000	4,947,345
Smithfield Foods, Inc.
2.63%(1)	09/13/31		14,435,000	12,455,817
3.00%(1)	10/15/30		8,890,000	8,097,368
4.25%(1)	02/01/27		24,855,000	24,640,501

				161,931,938

Gas—0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		8,275,000	8,539,138
9.50%(1)	06/01/30		11,118,000	11,531,034
Boston Gas Co. 6.12%(1)	07/20/53		5,050,000	5,073,583
Brooklyn Union Gas Co.
4.87%(1)	08/05/32		1,700,000	1,651,278
6.39%(1)	09/15/33		1,120,000	1,191,960
6.42%(1)	07/18/54		10,000,000	10,376,300
CenterPoint Energy Resources Corp. 5.40%	07/01/34		2,500,000	2,544,900
National Gas Transmission PLC (United Kingdom) 4.25%(6)	04/05/30	EUR	29,220,000	35,845,777
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31		7,272,000	6,480,225
5.40%	06/15/33		3,070,000	3,163,604
Southern Co. Gas Capital Corp. 4.40%	05/30/47		50,000	40,826
Venture Global Plaquemines LNG LLC 7.75%(1)	05/01/35		2,520,000	2,730,899

				89,169,524

Health Care-Products—0.2%
American Medical Systems Europe BV 3.00%	03/08/31	EUR	35,940,000	42,132,461
Medtronic Global Holdings SCA
1.00%	07/02/31	EUR	5,030,000	5,246,056
1.38%	10/15/40	EUR	2,930,000	2,429,508
1.63%	03/07/31	EUR	2,560,000	2,788,360
Medtronic, Inc. 4.15%	10/15/43	EUR	2,570,000	3,040,475
Sartorius Finance BV (Germany)
4.50%(6)	09/14/32	EUR	2,000,000	2,461,351
4.88%(6)	09/14/35	EUR	1,400,000	1,756,767
Thermo Fisher Scientific Finance I BV 1.63%	10/18/41	EUR	4,090,000	3,452,287
Thermo Fisher Scientific, Inc. 1.88%	10/01/49	EUR	16,145,000	12,244,947
Werfen SA (Spain) 3.63%(6)	02/12/32	EUR	2,800,000	3,280,468

				78,832,680

Health Care-Services—1.1%
Centene Corp.
2.50%	03/01/31		3,387,000	2,919,899
2.63%	08/01/31		23,000,000	19,738,600
3.00%	10/15/30		48,742,000	43,573,398
Elevance Health, Inc.
5.20%	02/15/35		36,644,000	37,045,618
5.38%	06/15/34		9,507,000	9,726,517
Fortrea Holdings, Inc. 7.50%(1)	07/01/30		4,145,000	3,759,515
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26		67,592,000	65,011,337
HCA, Inc.
2.38%	07/15/31		563,000	490,677
5.88%	02/15/26		3,915,000	3,919,620
Humana, Inc. 5.55%	05/01/35		49,285,000	49,573,810
Kedrion SpA (Italy) 6.50%(1)	09/01/29		11,000,000	10,538,990
ModivCare, Inc. 5.00%(1),(13)	10/01/29		44,324,700	12,189,293
Premier Health Partners 2.91%	11/15/26		2,229,000	2,173,230
UnitedHealth Group, Inc.
5.15%	07/15/34		32,068,000	32,403,752
5.30%	06/15/35		7,765,000	7,917,660
5.63%	07/15/54		32,570,000	31,606,579
Universal Health Services, Inc. 1.65%	09/01/26		45,000,000	43,477,200

				376,065,695

Household Products/Wares—0.0%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		4,976,000	4,026,679

Insurance—0.8%
Athene Global Funding 1.61%(1)	06/29/26		58,755,000	57,153,926
Farmers Exchange Capital
7.05%(1)	07/15/28		13,283,000	13,961,363
7.20%(1)	07/15/48		18,415,000	18,511,863
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		57,061,000	54,536,051
Farmers Exchange Capital III 5.45% (3 mo. USD Term SOFR + 3.454%)(1),(2)	10/15/54		49,425,000	44,982,681
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		23,060,000	18,822,033
Protective Life Global Funding 1.90%(1)	07/06/28		47,980,000	44,877,133
Teachers Insurance & Annuity Association of America
3.30%(1)	05/15/50		8,715,000	5,853,343
4.27%(1)	05/15/47		3,496,000	2,842,982

				261,541,375

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Internet—0.1%
Meta Platforms, Inc. 5.55%	08/15/64		$5,000,000	$4,893,250
Snap, Inc. 6.88%(1)	03/01/33		6,159,000	6,323,876
Uber Technologies, Inc. 4.30%	01/15/30		26,177,000	26,090,616

				37,307,742

Investment Companies—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		16,883,000	15,782,397
9.75%	01/15/29		11,566,000	11,315,018
10.00%(1)	11/15/29		437,000	432,953

				27,530,368

Lodging—0.1%
Las Vegas Sands Corp.
5.63%	06/15/28		29,515,000	30,118,877
6.00%	06/14/30		1,130,000	1,165,832

				31,284,709

Machinery-Diversified—0.0%
Oregon Tool Lux LP 7.88%(1)	10/15/29		12,270,895	7,132,335

Media—0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%	02/01/32		10,000,000	8,440,000
3.90%	06/01/52		18,000	12,358
4.80%	03/01/50		1,673,000	1,341,428
5.13%	07/01/49		14,837,000	12,347,500
5.38%	05/01/47		23,497,000	20,412,784
5.38%	04/01/38		505,000	476,528
CSC Holdings LLC
4.50%(1)	11/15/31		775,000	546,530
4.63%(1)	12/01/30		4,879,000	2,274,200
5.75%(1)	01/15/30		11,758,000	5,837,494
6.50%(1)	02/01/29		42,826,000	34,850,514
11.75%(1)	01/31/29		29,167,000	27,679,191
Discovery Communications LLC 4.13%	05/15/29		2,825,000	2,625,696
DISH Network Corp. 11.75%(1)	11/15/27		3,143,000	3,239,459
Time Warner Cable LLC
4.50%	09/15/42		27,580,000	22,003,324
5.50%	09/01/41		6,812,000	6,201,168
5.88%	11/15/40		2,016,000	1,936,509
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		2,040,000	1,814,437

				152,039,120

Mining—0.0%
Corp. Nacional del Cobre de Chile 5.13%(6)	02/02/33		8,908,000	8,665,613

Office/Business Equipment—0.0%
Xerox Corp. 10.25%(1)	10/15/30		5,775,000	6,051,045

Oil & Gas—0.2%
Ecopetrol SA (Colombia) 8.88%	01/13/33		5,000,000	5,161,350
KazMunayGas National Co. JSC (Kazakhstan)
3.50%(1)	04/14/33		1,443,000	1,249,407
3.50%(6)	04/14/33		12,735,000	11,026,472
5.38%(6)	04/24/30		2,290,000	2,305,984
Pertamina Persero PT (Indonesia) 3.10%(1)	08/27/30		11,282,000	10,379,779
Petroleos Mexicanos 6.35%	02/12/48		9,556,000	6,664,450
Petroleos Mexicanos (Mexico) 6.75%	09/21/47		11,681,000	8,458,446
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28		2,612,952	2,676,081
Transocean, Inc. 8.75%(1)	02/15/30		2,792,000	2,881,484

				50,803,453

Packaging & Containers—0.5%
Amcor Flexibles North America, Inc.
5.10%(1)	03/17/30		23,322,000	23,734,799
5.50%(1)	03/17/35		19,285,000	19,596,646
Amcor U.K. Finance PLC (Australia) 3.95%	05/29/32	EUR	4,570,000	5,449,519
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%(1)	08/15/27		25,370,000	11,211,003
5.25%(1)	08/15/27		20,340,000	9,096,862
Berry Global, Inc.
1.57%	01/15/26		37,992,000	37,322,581
1.65%	01/15/27		16,949,000	16,265,277
4.88%(1)	07/15/26		38,211,000	38,211,382
5.65%	01/15/34		1,570,000	1,624,495

				162,512,564

Pharmaceuticals—1.2%
1261229 BC Ltd. 10.00%(1)	04/15/32		10,185,000	10,286,341
Bayer U.S. Finance II LLC (Germany)
3.95%(1)	04/15/45		17,489,000	12,569,869
4.38%(1)	12/15/28		14,212,000	14,080,965
4.40%(1)	07/15/44		78,703,000	61,289,174
4.63%(1)	06/25/38		46,534,000	41,189,105
4.88%(1)	06/25/48		3,370,000	2,764,411
5.50%(1)	08/15/25		13,932,000	13,953,873
5.50%(1)	07/30/35		3,820,000	3,818,243
CVS Health Corp.
4.78%	03/25/38		11,472,000	10,532,328
5.05%	03/25/48		25,496,000	22,043,587
5.13%	07/20/45		12,700,000	11,256,137
5.70%	06/01/34		17,465,000	17,996,809
5.88%	06/01/53		15,470,000	14,804,171
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		14,063,000	14,140,909
7.00% (5 yr. CMT + 2.886%)(2)	03/10/55		19,060,000	19,712,996
Galderma Finance Europe BV (Netherlands) 3.50%(6)	03/20/30	EUR	6,035,000	7,150,843
Grifols SA (Spain)
3.88%(6)	10/15/28	EUR	35,995,000	40,426,126
7.50%(6)	05/01/30	EUR	5,820,000	7,159,594
Johnson & Johnson
3.05%	02/26/33	EUR	24,030,000	28,316,484
3.60%	02/26/45	EUR	4,255,000	4,830,253
Pfizer Netherlands International Finance BV 3.25%	05/19/32	EUR	10,700,000	12,685,163
Teva Pharmaceutical Finance Netherlands II BV (Israel) 4.13%	06/01/31	EUR	7,761,000	9,144,682
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		2,716,000	2,775,725

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Pharmaceuticals (Continued)
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		$2,808,000	$2,852,142

				385,779,930

Pipelines—0.1%
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.16%(1)	03/31/34		5,788,160	5,137,455
Global Partners LP/GLP Finance Corp. 8.25%(1)	01/15/32		1,150,000	1,211,031
QazaqGaz NC JSC (Kazakhstan) 4.38%(6)	09/26/27		5,091,000	4,994,424
TransCanada PipeLines Ltd. (Canada) 5.85%	03/15/36		2,878,000	2,972,168
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(12)	09/30/29		3,311,000	3,229,351
9.88%(1)	02/01/32		15,030,000	16,240,666
Venture Global Plaquemines LNG LLC 6.75%	01/15/36		4,658,000	4,658,000

				38,443,095

Real Estate—0.1%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(6)	05/04/28	EUR	13,936,000	15,430,897
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund (Luxemburg) 4.75%(6)	03/27/34	EUR	2,765,000	3,385,681
LEG Immobilien SE (Germany)
0.88%(6)	03/30/33	EUR	8,100,000	7,627,177
1.50%(6)	01/17/34	EUR	2,800,000	2,712,151
Vonovia SE (Germany)
0.75%(6)	09/01/32	EUR	9,600,000	9,264,771
1.50%(6)	06/14/41	EUR	1,900,000	1,498,749
2.25%(6)	04/07/30	EUR	4,500,000	5,097,124
5.00%(6)	11/23/30	EUR	700,000	890,265

				45,906,815

REIT—1.0%
American Assets Trust LP
3.38%	02/01/31		6,447,000	5,781,734
6.15%	10/01/34		16,835,000	16,854,192
American Homes 4 Rent LP
2.38%	07/15/31		2,845,000	2,477,369
3.38%	07/15/51		17,118,000	11,346,324
5.50%	02/01/34		5,276,000	5,368,910
5.50%	07/15/34		5,000,000	5,070,850
American Tower Corp.
1.88%	10/15/30		3,336,000	2,903,721
2.90%	01/15/30		2,025,000	1,887,381
4.90%	03/15/30		26,040,000	26,425,913
5.55%	07/15/33		975,000	1,006,639
Crown Castle, Inc. (REIT) 2.10%	04/01/31		23,220,000	19,940,407
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	20,680,000	23,617,106
Extra Space Storage LP
2.20%	10/15/30		1,090,000	963,484
2.40%	10/15/31		14,348,000	12,475,443
2.55%	06/01/31		1,500,000	1,326,780
3.88%	12/15/27		928,000	917,996
3.90%	04/01/29		1,430,000	1,401,228
Federal Realty OP LP (REIT) 7.48%	08/15/26		18,825,000	19,269,646
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		7,310,000	6,903,783
5.30%	01/15/29		13,180,000	13,332,756
5.38%	04/15/26		3,126,000	3,133,596
5.75%	06/01/28		24,498,000	25,128,579
Healthcare Realty Holdings LP
2.40%	03/15/30		2,000	1,787
3.63%	01/15/28		25,359,000	24,758,499
Hudson Pacific Properties LP
3.25%	01/15/30		24,871,000	20,393,474
3.95%	11/01/27		16,397,000	15,731,938
5.95%	02/15/28		14,000	13,669
LXP Industrial Trust 6.75%	11/15/28		4,015,000	4,251,845
Realty Income Corp.
3.38%	06/20/31	EUR	9,330,000	10,919,707
4.88%	07/06/30	EUR	23,965,000	30,173,353
VICI Properties LP/VICI Note Co., Inc.
3.88%(1)	02/15/29		6,903,000	6,690,802
4.13%(1)	08/15/30		3,627,000	3,480,070
4.50%(1)	01/15/28		2,727,000	2,716,692
WP Carey, Inc. (REIT) 4.25%	07/23/32	EUR	3,655,000	4,425,010

				331,090,683

Retail—0.4%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		5,120,000	5,243,238
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		25,139,000	24,956,491
5.88%(1)	04/01/29		28,718,000	26,615,268
Michaels Cos., Inc.
5.25%(1)	05/01/28		25,524,000	20,578,725
7.88%(1)	05/01/29		8,511,000	5,624,750
Papa John’s International, Inc. 3.88%(1)	09/15/29		9,150,000	8,895,264
Starbucks Corp. 4.80%	05/15/30		27,035,000	27,379,426

				119,293,162

Savings & Loans—0.0%
EverBank Financial Corp. 5.75%	07/02/25		2,765,000	2,765,000
Nationwide Building Society (United Kingdom) 4.30% (3 mo. USD LIBOR + 1.452%)(1),(2)	03/08/29		4,140,000	4,116,071

				6,881,071

Semiconductors—0.2%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		2,710,000	2,779,837
Intel Corp.
2.00%	08/12/31		10,522,000	9,043,343
3.05%	08/12/51		22,992,000	13,705,991
3.25%	11/15/49		25,147,000	15,956,275
3.73%	12/08/47		2,420,000	1,708,786
4.90%	08/05/52		6,685,000	5,534,578
5.60%	02/21/54		8,582,000	7,882,052
5.70%	02/10/53		850,000	791,053

				57,401,915

Software—0.2%
Fiserv Funding ULC 4.00%	06/15/36	EUR	9,745,000	11,414,340
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		5,724,000	5,890,912

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
Open Text Corp. (Canada) 6.90%(1)	12/01/27		$3,061,000	$3,174,012
Oracle Corp.
3.95%	03/25/51		11,616,000	8,583,527
4.80%	08/03/28		27,750,000	28,211,205

				57,273,996

Telecommunications—1.0%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		2,451,000	1,797,735
9.63%(1)	07/15/27		4,835,000	4,167,383
Altice Financing SA (Luxemburg) 5.00%(1)	01/15/28		1,449,000	1,092,285
Consolidated Communications, Inc. 5.00%(1)	10/01/28		1,765,000	1,786,392
EchoStar Corp. 10.75%	11/30/29		1,747,000	1,797,646
Global Switch Finance BV (United Kingdom) 1.38%(6)	10/07/30	EUR	63,777,000	70,190,800
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		165,602,251	166,753,186
T-Mobile USA, Inc.
4.70%	01/15/35		58,630,000	56,854,097
5.13%	05/15/32		25,430,000	25,925,122
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.75%(1)	07/15/31		1,511,000	1,398,718
7.75%(1)	04/15/32		3,140,000	3,267,829

				335,031,193

Transportation—0.0%
Union Pacific Corp. 5.60%	12/01/54		1,740,000	1,733,858

Water—0.3%
Holding d’Infrastructures des Metiers de l’Environnement (France) 4.88%(6)	10/24/29	EUR	9,850,000	12,005,836
Severn Trent Utilities Finance PLC (United Kingdom) 3.88%(6)	08/04/35	EUR	18,295,000	21,624,187
United Utilities Water Finance PLC (United Kingdom) 3.75%(6)	05/23/34	EUR	16,681,000	19,588,423
Veolia Environnement SA (France) 3.32%(6)	06/17/32	EUR	33,400,000	39,079,150

				92,297,596

Total Corporate Bonds (Cost: $5,682,378,563)				5,608,233,546

MUNICIPAL BONDS—0.4%
City & County of Denver Airport System Revenue, Series C 2.39%	11/15/31		6,010,000	5,319,475
City of Los Angeles Department of Airports, Series F 5.00%	05/15/44		185,000	182,435
City of New York, Series D1 5.99%	12/01/36		2,000,000	2,074,378
City of New York, Series F 3.62%	04/01/31		3,145,000	3,026,390
Empire State Development Corp., 5.77%	03/15/39		120,000	124,002
Jersey City Municipal Utilities Authority, Series B 5.47%	05/15/27		125,000	127,518
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.27%	05/01/27		13,135,000	13,401,522
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-2 4.60%	05/01/31		820,000	826,904
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A3 3.88%	08/01/31		3,135,000	3,044,380
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3 4.00%	08/01/33		6,450,000	6,149,520
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B3 2.00%	08/01/35		4,055,000	3,113,291
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3 2.40%	11/01/32		3,175,000	2,740,695
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-3 1.97%	02/01/33		3,090,000	2,564,481
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-3
5.13%	02/01/35		1,250,000	1,268,616
5.15%	02/01/36		1,250,000	1,263,489
New York City Transitional Finance Authority Future Tax Secured Revenue, Series G3 2.45%	11/01/34		3,000,000	2,461,644
New York State Dormitory Authority, 5.43%	03/15/39		20,195,000	20,435,179
New York State Dormitory Authority, Revenue bonds 5.29%	03/15/33		39,746,921	40,255,881
New York State Dormitory Authority, Series A 4.00%	03/15/47		155,000	138,664
Regents of the University of California Medical Center Pooled Revenue, Series N
3.01%	05/15/50		17,955,000	11,573,793
3.26%	05/15/60		8,325,000	5,257,029
University of California, Series AP 3.93%	05/15/45		6,615,000	5,995,949

Total Municipal Bonds (Cost: $151,553,608)				131,345,235

FOREIGN GOVERNMENT BONDS—0.6%
Brazil Government International Bonds
6.00%	10/20/33		10,519,000	10,449,469
6.13%	03/15/34		7,531,000	7,493,571
6.63%	03/15/35		6,094,000	6,166,945
Costa Rica Government International Bonds 6.55%(6)	04/03/34		4,009,000	4,188,242
Guatemala Government Bonds
5.25%(6)	08/10/29		15,314,000	15,211,703
6.60%(6)	06/13/36		5,853,000	5,963,973
Hungary Government International Bonds 2.13%(1)	09/22/31		11,043,000	9,187,776
Israel Government International Bonds 5.38%	02/19/30		22,400,000	22,901,984
Mexico Government International Bonds
2.66%	05/24/31		1,756,000	1,522,926
3.50%	02/12/34		11,840,000	10,005,155
4.75%	04/27/32		1,884,000	1,797,185
4.88%	05/19/33		6,734,000	6,371,845
6.35%	02/09/35		7,168,000	7,339,602
Oman Government International Bonds 5.63%(6)	01/17/28		7,500,000	7,674,525
Panama Government International Bonds
2.25%	09/29/32		13,412,000	10,256,559
6.40%	02/14/35		3,388,000	3,303,063
Paraguay Government International Bonds 4.95%(6)	04/28/31		9,742,000	9,703,422

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of South Africa Government International Bonds
4.30%	10/12/28	$1,248,000	$1,206,816
4.85%	09/30/29	7,869,000	7,592,483
5.88%	06/22/30	4,438,000	4,427,438
5.88%	04/20/32	8,499,000	8,320,861
Romania Government International Bonds
3.00%(6)	02/14/31	16,616,000	14,215,985
3.63%(6)	03/27/32	9,384,000	8,055,601

Total Foreign Government Bonds (Cost: $186,746,092)			183,357,129

U.S. TREASURY SECURITIES—21.2%
U.S. Treasury Bonds 4.75%	02/15/45	89,654,000	89,205,730
4.75%	05/15/55	1,205,742,000	1,199,242,303
5.00%	05/15/45	1,305,420,000	1,341,319,050
U.S. Treasury Inflation-Indexed Notes 2.13%	01/15/35	417,601,153	424,558,455
U.S. Treasury Notes
3.75%	06/30/27	90,150,000	90,209,860
3.88%	06/15/28	439,070,000	441,454,014
3.88%	06/30/30	1,819,752,000	1,826,931,486
4.00%	06/30/32	1,107,775,000	1,108,727,000
4.25%	05/15/35	406,171,000	406,900,840

Total U.S. Treasury Securities (Cost: $6,859,277,935)			6,928,548,738

BANK LOANS—1.9%

Advertising—0.0%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.79% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27	4,094,012	3,438,274
Planet U.S. Buyer LLC 2024 Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(2)	02/07/31	2,019,012	2,029,864

			5,468,138

Aerospace & Defense—0.0%
TransDigm, Inc. 2023 Term Loan J 6.80% (3 mo. USD Term SOFR + 2.500%)(2)	02/28/31	2,336,576	2,343,364
TransDigm, Inc. 2024 Term Loan I 7.05% (3 mo. USD Term SOFR + 2.750%)(2)	08/24/28	2,286,451	2,297,105

			4,640,469

Apparel—0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	3,312,914	3,315,233

Beverages—0.2%
Celsius Holdings, Inc. Term Loan 7.49% (3 mo. USD Term SOFR + 3.250%)(2)	04/01/32	3,569,736	3,595,171
Naked Juice LLC 2025 FLFO Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	25,110,127	24,953,189
Naked Juice LLC 2025 FLSO Term Loan 7.65% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	32,549,331	26,039,464
Naked Juice LLC 2025 FLTO Term Loan 10.40% (3 mo. USD Term SOFR + 5.000%)(2)	01/24/30	2,724,343	1,314,496
Primo Brands Corp. 2025 Term Loan B 6.55% (3 mo. USD Term SOFR + 2.250%)(2)	03/31/28	924,743	929,107

			56,831,427

Chemicals—0.0%
Chemours Co. 2023 USD Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	08/18/28	4,310,246	4,303,522
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.93% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	3,121,848	3,106,239

			7,409,761

Commercial Services—0.1%
Albion Financing 3 SARL 2025 USD Term Loan B 7.32% (3 mo. USD Term SOFR + 3.000%)(2)	08/16/29	863,722	866,153
Belron Finance 2019 LLC 2024 USD Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(2)	10/16/31	2,883,249	2,899,900
Boost Newco Borrower LLC 2025 USD Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(2)	01/31/31	4,216,342	4,232,154
CCRR Parent, Inc. Term Loan B 8.70% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	4,631,868	2,032,232
CCRR Parent, Inc. US Acquisition Facility 8.68% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	3,712,667	1,659,562
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	07/06/29	2,236,037	2,245,820
Kelso Industries LLC Term Loan 10.08% (1 mo. USD Term SOFR + 5.750%)(2),(14)	12/30/29	5,515,371	5,556,737
KUEHG Corp. 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	06/12/30	1,339,172	1,341,368

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
Ryan LLC Term Loan 7.83% (1 mo. USD Term SOFR + 3.500%)(2)	11/14/30	$2,773,081	$2,780,236
TruGreen LP 2020 Term Loan 8.43% (1 mo. USD Term SOFR + 4.000%)(2)	11/02/27	5,435,618	5,170,659

			28,784,821

Computers—0.1%
McAfee LLC 2024 USD 1st Lien Term Loan B 7.32% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	889,876	866,054
Peraton Corp. Term Loan B 8.18% (1 mo. USD Term SOFR + 3.750%)(2)	02/01/28	6,053,587	5,361,208
Twitter, Inc. 2025 Fixed Term Loan 9.50%	10/26/29	3,208,792	3,124,561
Twitter, Inc. Term Loan 10.93% (1 mo. USD Term SOFR + 6.500%)(2)	10/26/29	3,881,423	3,796,827

			13,148,650

Cosmetics/Personal Care—0.0%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(2)	04/28/32	3,280,089	3,297,523

Distribution & Wholesale—0.0%
BCPE Empire Holdings, Inc. 2025 Term Loan B 7.58% (1 mo. USD Term SOFR + 3.250%)(2)	12/11/30	5,369,609	5,345,446

Diversified Financial Services—0.1%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.07% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	21,700,040	21,740,185
Blackhawk Network Holdings, Inc. 2025 Term Loan B 8.33% (1 mo. USD Term SOFR + 4.000%)(2)	03/12/29	3,886,104	3,911,908
Deerfield Dakota Holding LLC 2020 USD Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	04/09/27	8,218,949	8,005,503
Guggenheim Partners LLC 2024 Term Loan B 6.80% (3 mo. USD Term SOFR + 2.500%)(2)	11/26/31	2,264,468	2,276,492
Jane Street Group LLC 2024 Term Loan B1 6.33% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	5,205,170	5,204,623

			41,138,711

Electric—0.1%
Calpine Corp. 2024 Term Loan B10 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/31	8,934,879	8,943,993
Calpine Corp. 2024 Term Loan B5 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	02/15/32	6,531,351	6,537,523
Cornerstone Generation LLC Term Loan B 0.00%(15)	10/28/31	2,106,833	2,120,000
Edgewater Generation LLC 2025 Repriced Term Loan 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	08/01/30	2,276,445	2,288,032
EFS Cogen Holdings I LLC 2020 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	10/03/31	4,059,831	4,083,094
Kestrel Acquisition LLC 2024 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	11/06/31	2,441,969	2,445,681
Potomac Energy Center LLC 2025 Term Loan 0.00%(15)	03/14/32	2,222,283	2,222,283
Potomac Energy Center LLC Term Loan 10.56% (3 mo. USD Term SOFR + 6.000%)(2)	11/12/26	2,552,013	2,561,584
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	2,304,627	2,317,107
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	147,323	148,120
Vistra Operations Co. LLC 1st Lien Term Loan B3 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	12/20/30	7,804,966	7,833,962

			41,501,379

Electrical Components & Equipment—0.0%
Pelican Products, Inc. 2021 Term Loan 8.81% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	4,696,604	4,130,076

Electronics—0.0%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	4,977,525	4,996,191

Engineering & Construction—0.0%
Artera Services LLC 2024 Term Loan 8.80% (3 mo. USD Term SOFR + 4.500%)(2)	02/15/31	4,059,423	3,417,750

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Entertainment—0.1%
DK Crown Holdings, Inc. 2025 Term Loan B 6.07% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32	$3,268,401	$3,261,587
Flutter Financing BV 2025 Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(2)	06/04/32	4,652,891	4,658,707
GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3 7.02% (6 mo. USD Term SOFR + 2.750%)(2)	10/31/29	2,402,401	2,414,630
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	08/13/31	7,372,468	7,455,408
UFC Holdings LLC 2024 Term Loan B 6.57% (3 mo. USD Term SOFR + 2.250%)(2)	11/21/31	2,131,096	2,141,475
Voyager Parent LLC Term Loan B 0.00%(15)	05/09/32	6,373,533	6,316,872

			26,248,679

Food—0.1%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 10.25% (1 mo. USD Term SOFR + 2.750%)(2)	10/01/25	1,087,014	1,087,623
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 8.44% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	4,831,322	4,778,178
United Natural Foods, Inc. 2024 Term Loan 9.08% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	6,463,408	6,528,042

			12,393,843

Health Care-Products—0.0%
Antylia Scientific Term Loan 8.32% (3 mo. USD Term SOFR + 4.000%)(2)	05/27/32	3,148,291	3,072,197
Bausch & Lomb Corp. 2023 Incremental Term Loan 8.33% (1 mo. USD Term SOFR + 4.000%)(2)	09/29/28	1,818,116	1,821,906
Bausch & Lomb Corp. Term Loan 8.67% (1 mo. USD Term SOFR + 4.250%)(2)	05/10/27	3,848,099	3,846,137

			8,740,240

Health Care-Services—0.1%
Heartland Dental LLC 2024 Term Loan 8.83% (1 mo. USD Term SOFR + 4.500%)(2)	04/28/28	2,151,145	2,156,534
IQVIA, Inc. 2025 Repriced Term Loan B 6.05% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31	6,235,256	6,269,363
ModivCare, Inc. 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/31	20,115,670	14,835,306
Modivcare, Inc. 2025 Incremental Term Loan 11.71% (3 mo. USD Term SOFR + 7.500%)(2)	01/09/26	3,166,082	2,463,212
Star Parent, Inc. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	1,405,249	1,393,319

			27,117,734

Home Furnishings—0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 7.32% (1 mo. USD Term SOFR + 3.000%)(2)	07/31/28	3,802,792	3,801,690

Insurance—0.0%
AmWINS Group, Inc. 2025 Term Loan B 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	01/30/32	4,106,707	4,112,743
Asurion LLC 2021 Second Lien Term Loan B4 9.69% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	2,763,706	2,571,325

			6,684,068

Internet—0.1%
Arches Buyer, Inc. 2021 Term Loan B 7.68% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	5,411,762	5,351,881
Barracuda Networks, Inc. 2022 Term Loan 8.78% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	4,824,351	4,020,493
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	5,814,578	5,878,190
Magnite, Inc. 2025 Repriced Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	5,038,778	5,060,822
MH Sub I LLC 2023 Term Loan 8.58% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	2,934,850	2,758,759
MH Sub I LLC 2024 Term Loan B4 8.58% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31	6,649,796	5,795,729
Red Ventures LLC 2024 Term Loan B 7.08% (1 mo. USD Term SOFR + 2.750%)(2)	03/04/30	3,753,017	3,197,101
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.59% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	1,608,619	1,607,871

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Internet (Continued)
TripAdvisor, Inc. Term Loan 7.08% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31	$3,390,775	$3,386,537

			37,057,383

Leisure Time—0.0%
Sabre GLBL, Inc. 2022 1st Lien Term Loan B 9.43% (1 mo. USD Term SOFR + 5.000%)(2)	06/30/28	1,695,612	1,687,558
Sabre GLBL, Inc. 2022 Term Loan B 8.68% (1 mo. USD Term SOFR + 4.250%)(2)	06/30/28	70,715	69,955
Sabre GLBL, Inc. 2024 Term Loan B1 10.43% (1 mo. USD Term SOFR + 6.000%)(2)	11/15/29	1,833,396	1,833,396

			3,590,909

Lodging—0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 6.07% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	16,429,504	16,503,929
Station Casinos LLC 2024 Term Loan B 0.00%(15)	03/14/31	1,849,485	1,854,858

			18,358,787

Machinery-Construction & Mining—0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.57% (1 mo. USD Term SOFR + 2.250%)(2)	01/27/31	3,221,626	3,226,055

Machinery-diversified—0.0%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.67% (3 mo. USD Term SOFR + 5.350%)(2)	10/15/29	369,195	374,040
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(2)	10/15/29	14,018,193	11,436,462

			11,810,502

Media—0.1%
Charter Communications Operating LLC 2024 Term Loan B5 6.55% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	7,266,308	7,285,854
NEP Group, Inc. 2023 Term Loan B 1.50% (3 mo. USD Term SOFR + 3.250%)(2)	08/19/26	3,063,373	2,830,756
Telenet Financing USD LLC 2020 USD Term Loan AR 6.43% (1 mo. USD Term SOFR + 2.000%)(2)	04/30/28	2,630,109	2,575,323
Virgin Media Bristol LLC 2023 USD Term Loan Y 7.37% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31	802,250	793,088
Virgin Media Bristol LLC 2024 Fungible Term Loan Y3 0.00%(15)	03/31/31	1,735,643	1,715,822
Virgin Media Bristol LLC USD Term Loan N 6.93% (1 mo. USD Term SOFR + 2.500%)(2)	01/31/28	1,735,643	1,715,761

			16,916,604

Miscellaneous Manufacturers—0.0%
Cleanova Holdco 3 Ltd. 2025 Term Loan B 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32	2,121,094	2,083,975

Office/Business Equipment—0.0%
Xerox Holdings Corp. 2023 Term Loan B 8.22% (6 mo. USD Term SOFR + 4.000%)(2)	11/17/29	4,658,588	4,516,641

Packaging & Containers—0.0%
Balcan Innovations, Inc. Term Loan B 9.03% (3 mo. USD Term SOFR + 4.750%)(2)	10/18/31	3,569,170	3,283,636

Pharmaceuticals—0.1%
Elanco Animal Health, Inc. Term Loan B 6.17% (1 mo. USD Term SOFR + 1.750%)(2)	08/01/27	1,327,125	1,327,463
Gainwell Acquisition Corp. Term Loan B 8.40% (3 mo. USD Term SOFR + 4.000%)(2)	10/01/27	8,660,875	8,364,240
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 6.48% (3 mo. USD Term SOFR + 2.000%)(2)	11/15/27	3,113,883	3,108,262
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28	3,875,306	3,896,581
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 7.53% (3 mo. USD Term SOFR + 3.250%)(2)	12/04/31	2,964,993	2,971,813

			19,668,359

REIT—0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3 5.15% (3 mo. USD Term SOFR + 0.850%)	03/01/29	27,796,272	27,101,365
Healthpeak Properties, Inc. Term Loan A1 5.27% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27	13,772,696	13,600,538
Healthpeak Properties, Inc. Term Loan A2 5.27% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27	13,772,696	13,600,538

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
REIT (Continued)
Invitation Homes Operating Partnership LP 2024 Term Loan 5.26% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28		$36,581,794	$36,033,067

				90,335,508

Retail—0.1%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30		3,077,840	3,068,545
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.56% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31		4,767,659	4,559,384
KFC Holding Co. 2021 Term Loan B 6.18% (1 mo. USD Term SOFR + 1.750%)(2)	03/15/28		8,474,177	8,525,827
Michaels Cos., Inc. 2021 Term Loan B 8.81% (3 mo. USD Term SOFR + 4.250%)(2)	04/17/28		27,110,400	22,789,680
Peer Holding III BV 2025 Term Loan B5B 0.00%(15)	07/01/31		3,903,406	3,929,266

				42,872,702

Software —0.1%
Boxer Parent Co., Inc. 2025 USD Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(2)	07/30/31		1,136,179	1,130,424
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.08% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28		1,899,500	1,800,289
Castle U.S. Holding Corp. USD Term Loan B 8.34% (3 mo. USD Term SOFR + 3.750%)(2)	01/29/27		2,684,562	1,478,187
Cloud Software Group, Inc. 2024 1st Lien Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	03/29/29		3,188,068	3,195,129
Cotiviti Corp. 2025 2nd Amendment Term Loan 7.07% (1 mo. USD Term SOFR + 2.750%)(2)	03/26/32		2,452,944	2,444,260
DTI Holdco, Inc. 2025 Term Loan B 8.33% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29		2,244,480	2,221,833
EagleView Technology Corp. 2025 Term Loan 10.80% (3 mo. USD Term SOFR + 6.500%)(2)	08/14/28		17,418,848	17,001,493
ECI Macola Max Holding LLC 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	05/09/30		1,677,089	1,687,403
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.83% (1 mo. USD Term SOFR + 2.500%)(2)	01/30/32		2,421,261	2,423,609
Modena Buyer LLC Term Loan 8.78% (3 mo. USD Term SOFR + 4.500%)(2)	07/01/31		1,289,530	1,245,203
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.28% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30		4,761,619	4,337,525

				38,965,355

Telecommunications —0.1%
Altice Financing SA 2022 USD Term Loan 9.26% (3 mo. USD Term SOFR + 5.000%)(2)	10/31/27		3,106,429	2,514,903
Frontier Communications Corp. 2025 Term Loan B 0.00%(2),(15)	07/01/31		1,990,190	1,993,504
Zayo Group Holdings, Inc. USD Term Loan 7.44% (1 mo. USD Term SOFR + 3.000%)(2)	03/09/27		8,847,529	8,438,729

				12,947,136

Total Bank Loans (Cost: $635,972,115)				614,045,381

Total Fixed Income Securities (Cost: $33,751,134,318)				32,432,139,119

CONVERTIBLE SECURITIES—0.2%
CONVERTIBLE CORPORATE BONDS—0.2%

Beverages—0.1%
Davide Campari-Milano NV (Italy) 2.38%(6)	01/17/29	EUR	14,300,000	16,129,880

Commercial Services—0.1%
Worldline SA (France) 0.00%(3),(6)	07/30/25	EUR	10,701,000	14,739,629
Worldline SA (France) 0.00%(3),(6)	07/30/26	EUR	27,407,200	29,872,921

Total Commercial Services (Cost: $40,296,968)				44,612,550

Total Convertible Corporate Bonds (Cost: $54,358,622)				60,742,430

Total Convertible Securities (Cost: $54,358,622)				60,742,430

COMMON STOCK—0.1%

Issues		Shares		Value

Telecommunications—0.1%
Intelsat SA(16)			1,305,664	40,475,584
Reorganized ISA SA(16)			957,825	10,017,413

				50,492,997

Total Common Stock (Cost: $43,673,857)				50,492,997

INVESTMENT COMPANIES—0.5%
TCW Private Asset Income Fund—I Class(17)			17,726,747	177,622,004

Total Investment Companies (Cost: $177,232,508)				177,622,004

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Shares	Value

MONEY MARKET INVESTMENTS—10.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.27%(18)	60,452,938	$60,452,938
TCW Central Cash Fund, 4.33%(17),(18)	3,412,940,643	3,412,940,643
Total Money Market Investments (Cost: $3,473,393,581)		3,473,393,581

PURCHASED OPTIONS(19) (0.0%) (Cost: $10,150,514)		8,889,430

Total Investments (110.5%) (Cost: $37,509,943,400)		36,203,279,561
Net unrealized appreciation (Depreciation) on Unfunded Commitments (0.0%)		7,283
Liabilities In Excess Of Other Assets (-10.5%)		(3,450,985,368)

Net Assets (100.0%)		$32,752,301,476

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)

Long Futures
22,618	5-Year U.S. Treasury Note Futures	09/30/25	$2,433,459,307	$2,465,362,000	$31,902,693
5,128	U.S. Ultra Long Bond Futures	09/19/25	604,458,990	610,873,000	6,414,010
1,155	U.S. Long Bond Futures	09/19/25	131,166,512	133,366,406	2,199,894
580	10-Year U.S. Treasury Note Futures	09/19/25	64,637,207	66,274,063	1,636,856
42,042	2-Year U.S. Treasury Note Futures	09/30/25	8,710,154,399	8,745,721,380	35,566,981

			$11,943,876,415	$12,021,596,849	$77,720,434

Short Futures
407	30-Year Euro-Buxl Future	09/8/25	(57,397,158)	(56,728,834)	668,324
1,257	Euro-Bobl Future	09/8/25	(174,196,424)	(173,640,224)	556,200
2,959	Euro-Bund Future	09/8/25	(454,701,597)	(452,065,682)	2,635,915
52	Long Gilt Futures	09/26/25	(6,441,595)	(6,629,146)	(187,551)

			$(692,736,774)	$(689,063,886)	$3,672,888

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(20)
Goldman Sachs & Co.	EUR	196,170,802	07/11/25	$222,543,259	$230,411,549	$7,868,290
Citibank N.A.	EUR	3,282,935	07/11/25	3,675,130	3,855,957	180,827

				$226,218,389	$234,267,506	$8,049,117

SELL(21)
Citibank N.A.	AUD	6,202,240	07/11/25	4,034,771	4,065,155	(30,384)
Goldman Sachs & Co.	EUR	331,461,288	07/11/25	370,444,244	389,316,394	(18,872,150)
Bank of America N.A.	EUR	644,750,000	07/11/25	700,675,615	757,288,269	(56,612,654)
Citibank N.A.	EUR	33,500,112	07/11/25	38,340,481	39,347,409	(1,006,928)
Bank of New York	EUR	3,453,821	07/11/25	3,999,058	4,056,670	(57,612)
Citibank N.A.	GBP	28,739,000	07/11/25	37,267,155	39,384,047	(2,116,892)
Goldman Sachs & Co.	GBP	13,505,000	07/11/25	17,500,184	18,507,309	(1,007,125)

				$1,172,261,508	$1,251,965,253	$(79,703,745)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions - OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.10	12/31/25	1,074,820,000	$1,074,820,000	$694,119	$—	$694,119
2-Year Interest Rate Swap	Goldman Sachs International	4.09	12/31/25	862,210,000	862,210,000	551,987	2,586,630	(2,034,643)
2-Year Interest Rate Swap	Goldman Sachs International	3.86	12/31/25	858,940,000	858,940,000	1,074,620	2,576,820	(1,502,200)
2-Year Interest Rate Swap	Goldman Sachs International	4.11	12/31/25	2,374,020,000	2,374,020,000	1,490,647	—	1,490,647
5-Year Interest Rate Swap	Bank of America	4.24	12/31/25	364,610,000	364,610,000	703,406	2,534,040	(1,830,634)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.01	12/31/25	362,070,000	362,070,000	1,217,858	2,453,024	(1,235,166)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.20	12/31/25	1,458,440,000	1,458,440,000	3,156,793	—	3,156,793

Total Swaptions						$8,889,430	$10,150,514	$(1,261,084)

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $6,195,601,686 or 18.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2025.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	Security is not accruing interest.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2025, the value of these securities amounted to $793,012,632 or 2.4% of net assets.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(11)	Restricted security (Note 7).
(12)	Perpetual maturity.
(13)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(14)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 962,033, at an interest rate of 10.08% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(15)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(16)	Non-income producing security.
(17)	Affiliated issuer.
(18)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(19)	See options table for description of purchased options.
(20)	Fund buys foreign currency, sells USD.
(21)	Fund sells foreign currency, buys USD.

TCW MetWest Total Return Bond Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2025 were as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2025	Value at June 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,736,327,625	$4,567,113,018	$2,890,500,000	3,412,940,643	$3,412,940,643	$18,735,157	$—	$—	$—
TCW Private Asset Income Fund—I Class	36,136,726	141,095,782	—	17,726,747	177,622,004	1,406,508	—	—	389,496

Total					$3,590,562,647	$20,141,665	$—	$—	$389,496

TCW MetWest Total Return Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2025

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$11,982,001,978	$—	$11,982,001,978
U.S. Treasury Securities	6,928,548,738	—	—	6,928,548,738
Corporate Bonds*	—	5,605,398,004	2,835,542	5,608,233,546
Residential Mortgage-Backed Securities—Non-Agency	—	3,772,261,324	—	3,772,261,324
Commercial Mortgage-Backed Securities—Non-Agency	—	1,332,739,506	215,210,654	1,547,950,160
Asset-Backed Securities	—	1,411,909,645	15,769,495	1,427,679,140
Bank Loans*	—	614,045,381	—	614,045,381
Commercial Mortgage-Backed Securities—Agency	—	236,716,488	—	236,716,488
Foreign Government Bonds	—	183,357,129	—	183,357,129
Municipal Bonds	—	131,345,235	—	131,345,235

Total Fixed Income Securities	6,928,548,738	25,269,774,690	233,815,691	32,432,139,119

Convertible Securities
Convertible Corporate Bonds*	—	60,742,430	—	60,742,430
Equity Securities
Money Market Investments	3,473,393,581	—	—	3,473,393,581
Investment Companies	177,622,004	—	—	177,622,004
Common Stock*	10,017,413	40,475,584	—	50,492,997

Total Equity Securities	3,661,032,998	40,475,584	—	3,701,508,582

Swaptions
Purchased Swaptions—OTC	8,889,430	—	—	8,889,430
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	7,283	—	7,283

Total Investments	$10,598,471,166	$25,370,999,987	$233,815,691	$36,203,286,844

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	8,049,117	—	8,049,117
Futures Contracts
Interest Rate Risk	81,580,873	—	—	81,580,873

Total	$10,680,052,039	$25,379,049,104	$233,815,691	$36,292,916,834

Liability Derivatives
Futures Contracts
Interest Rate Risk	(187,551)	—	—	(187,551)
Forward Currency Contracts
Foreign Currency Risk	—	(79,703,745)	—	(79,703,745)

Total	$(187,551)	$(79,703,745)	$—	$(79,891,296)

*	See Schedule of Investments for corresponding industries.

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—105.2% of Net Assets
ASSET-BACKED SECURITIES—12.0%
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	$240,000	$232,038
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C 5.32%	04/18/28	320,000	322,363
AMMC CLO 15 Ltd. Series 2014-15A, Class BR3 6.17% (3 mo. USD Term SOFR + 1.912%)(1),(2)	01/15/32	250,000	250,527
Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R 5.36% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/21/34	150,000	150,127
BlueMountain CLO XXVIII Ltd. Series 2021-28A, Class A 5.78% (3 mo. USD Term SOFR + 1.522%)(1),(2)	04/15/34	110,000	110,070
CIFC Funding Ltd. Series 2014-1A, Class A1R 5.63% (3 mo. USD Term SOFR + 1.362%)(1),(2)	01/18/31	254,848	255,092
CIFC Funding Ltd. Series 2016-1A, Class AR3 5.27% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/21/31	220,892	220,595
DataBank Issuer LLC Series 2021-1A, Class A2 2.06%(1)	02/27/51	120,000	117,408
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	158,275	158,504
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR 5.43% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32	537,012	537,429
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 5.42% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29	302,060	302,452
Galaxy XXII CLO Ltd. Series 2016-22A, Class ARRR 5.50% (3 mo. USD Term SOFR + 1.240%)(1),(2)	04/16/34	350,000	350,150
GLS Auto Receivables Issuer Trust Series 2021-3A, Class D 1.48%(1)	07/15/27	137,428	135,600
Hotwire Funding LLC Series 2024-1A, Class A2 5.89%(1)	06/20/54	60,000	60,965
HTS Fund II LLC Series 2025-1, Class A 5.35%(1)	06/23/45	100,000	99,999
LCM 37 Ltd. Series 37A, Class A1R 5.32% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	150,000	150,001
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(1)	10/15/69	257,360	231,803
Navient Private Education Refi Loan Trust Series 2021-FA, Class A 1.11%(1)	02/18/70	172,513	152,950
Neuberger Berman Loan Advisers CLO Ltd. Series 2022- 49A, Class AR 5.43% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/25/35	350,000	350,246
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.66% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31	250,000	250,063
Symphony CLO XXIV Ltd. Series 2020-24A, Class AR 5.48% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/23/32	199,469	199,661
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2 1.65%(1)	09/15/45	78,000	77,397
Vantage Data Centers Issuer LLC Series 2021-1A, Class A2 2.17%(1)	10/15/46	200,000	192,813
Voya CLO Ltd. Series 2015-3A, Class A1R3 5.42% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/31	147,617	147,671
Voya CLO Ltd. Series 2017-1A, Class A1R 5.49% (3 mo. USD Term SOFR + 1.212%)(1),(2)	04/17/30	208,586	208,676

Total Asset-backed Securities (Cost: $5,247,690)			5,264,600

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—28.0%
Federal Home Loan Mortgage Corp. REMICS Series 2368, Class AF (PAC) 5.37% (30 day USD SOFR Average + 1.064%)(2)	10/15/31	23,188	23,442
Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC) 5.02% (30 day USD SOFR Average + 0.714%)(2)	10/15/33	197,481	198,089
Federal Home Loan Mortgage Corp. REMICS Series 3085, Class FW 5.12% (30 day USD SOFR Average + 0.814%)(2)	08/15/35	145,202	145,589
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA 4.72% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	135,135	133,612
Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF 4.72% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	27,147	26,841
Federal Home Loan Mortgage Corp. REMICS Series 3895, Class BF 4.92% (30 day USD SOFR Average + 0.614%)(2)	07/15/41	84,980	84,130
Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5 4.92% (30 day USD SOFR Average + 0.614%)(2)	06/15/42	119,947	118,498
Federal National Mortgage Association, Pool #254548 5.50%	12/01/32	30,006	30,837
Federal National Mortgage Association, Pool #555424 5.50%	05/01/33	21,021	21,666
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	24,707	25,949

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #762525 6.50%	11/01/33	$6,721	$7,107
Federal National Mortgage Association, Pool #AE0443 6.50%	10/01/39	29,628	31,767
Federal National Mortgage Association, Pool #770900 6.55% (1 yr. USD RFUCCT + 1.552%)(2)	04/01/34	37,334	37,430
Federal National Mortgage Association, Pool #555098 6.62% (1 yr. USD RFUCCT + 1.628%)(2)	11/01/32	3,723	3,738
Federal National Mortgage Association, Pool #655133 7.00%	08/01/32	4,053	4,294
Federal National Mortgage Association, Pool #655151 7.00%	08/01/32	2,447	2,593
Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/F) 8.50% (-30 day USD SOFR Average + 126.168%)(2)	09/25/31	348	358
Federal National Mortgage Association REMICS Series 2001-60, Class OF 5.37% (30 day USD SOFR Average + 1.064%)(2)	10/25/31	27,386	27,681
Federal National Mortgage Association REMICS Series 2002-30, Class FB 5.42% (30 day USD SOFR Average + 1.114%)(2)	08/25/31	21,478	21,657
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F) 9.80% (-30 day USD SOFR Average + 99.197%)(2)	01/25/34	4,626	4,816
Federal National Mortgage Association REMICS Series 2004-60, Class FW 4.87% (30 day USD SOFR Average + 0.564%)(2)	04/25/34	21,815	21,821
Federal National Mortgage Association REMICS Series 2004-96, Class MT (I/F) (TAC) 7.00% (-30 day USD SOFR Average + 123.122%)(2)	12/25/34	10,049	10,716
Federal National Mortgage Association REMICS Series 2005-73, Class DF (PAC) 4.67% (30 day USD SOFR Average + 0.364%)(2)	08/25/35	32,063	31,849
Federal National Mortgage Association REMICS Series 2007-68, Class SC (I/O) (I/F) 2.28% (-30 day USD SOFR Average + 6.586%)(2)	07/25/37	39,492	4,209
Federal National Mortgage Association REMICS Series 2010-109, Class PF (PAC) 4.82% (30 day USD SOFR Average + 0.514%)(2)	10/25/40	21,774	21,690
Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F) 1.81% (-30 day USD SOFR Average + 6.116%)(2)	11/25/36	129,950	11,721
Federal National Mortgage Association REMICS Series 2010-95, Class FB (PAC) 4.82% (30 day USD SOFR Average + 0.514%)(2)	09/25/40	20,490	20,438
Federal National Mortgage Association REMICS Series 2011-47, Class GF 4.99% (30 day USD SOFR Average + 0.684%)(2)	06/25/41	435,454	435,225
Federal National Mortgage Association REMICS Series 2018-79, Class FA 4.67% (30 day USD SOFR Average + 0.364%)(2)	11/25/48	31,290	30,745
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.92% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	81,558	79,337
Federal National Mortgage Association REMICS Series 2020-10, Class FA 4.92% (30 day USD SOFR Average + 0.614%)(2)	03/25/50	229,479	222,678
Federal National Mortgage Association REMICS Series 2024-73, Class FB 5.51% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	479,003	477,821
Government National Mortgage Association, Pool #MB0023 4.00%(3)	11/20/54	246,127	228,935
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	244,937	234,892
Government National Mortgage Association, Pool #MB0024 4.50%(3)	11/20/54	122,902	117,760
Government National Mortgage Association, Pool #8684 4.63% (1 yr. CMT + 1.500%)(2)	08/20/25	137	137
Government National Mortgage Association, Pool #80614 4.63% (1 yr. CMT + 1.500%)(2)	07/20/32	3,533	3,568
Government National Mortgage Association, Pool #MA0331 4.63% (1 yr. CMT + 1.500%)(2)	08/20/42	31,898	32,534
Government National Mortgage Association, Pool #80546 4.75% (1 yr. CMT + 1.500%)(2)	10/20/31	2,674	2,695
Government National Mortgage Association, Pool #80610 4.88% (1 yr. CMT + 1.500%)(2)	06/20/32	40,190	40,727
Government National Mortgage Association, Pool #80687 4.88% (1 yr. CMT + 1.500%)(2)	04/20/33	33,912	34,192
Government National Mortgage Association REMICS Series 2004-2, Class FW 5.84% (1 mo. USD Term SOFR + 1.514%)(2)	01/16/34	184,278	188,075
Government National Mortgage Association REMICS Series 2009-92, Class FC 5.23% (1 mo. USD Term SOFR + 0.914%)(2)	10/16/39	47,289	47,623

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F) 0.60% (-1 mo. USD Term SOFR + 6.986%)(2)	06/16/37	$765,431	$13,933
Government National Mortgage Association REMICS Series 2023-113, Class FD 5.65% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	380,444	382,099
Government National Mortgage Association REMICS Series 2024-143, Class FB 5.45% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	415,141	415,235
Government National Mortgage Association REMICS Series 2024-144, Class FD 5.45% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	486,075	486,371
Government National Mortgage Association REMICS Series 2024-148, Class AF 5.48% (30 day USD SOFR Average + 1.180%)(2)	09/20/54	490,377	490,818
Government National Mortgage Association, TBA
4.50%(4)	08/01/54	225,000	215,362
5.00%(4)	04/01/55	500,000	491,216
5.50%(4)	03/01/55	300,000	300,414
Uniform Mortgage-Backed Security, TBA
3.50%(4)	03/01/37	650,000	627,436
4.00%(4)	09/01/37	975,000	953,910
4.00%(4)	03/01/52	525,000	488,310
4.50%(4)	04/01/39	1,450,000	1,441,240
4.50%(4)	07/01/54	625,000	597,880
5.00%(4)	02/01/40	1,475,000	1,486,070
5.00%(4)	03/01/55	450,000	441,152
5.50%(4)	02/01/55	250,000	250,010

Total Residential Mortgage-backed Securities—Agency (Cost: $12,306,785)			12,330,938

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.4%
BPR Trust Series 2021-WILL, Class A 6.18% (1 mo. USD Term SOFR + 1.864%)(1),(2)	06/15/38	191,787	190,950
BX Commercial Mortgage Trust Series 2021-21M, Class A 5.16% (1 mo. USD Term SOFR + 0.844%)(1),(2)	10/15/36	59,504	59,502
BX Commercial Mortgage Trust Series 2021-XL2, Class A 5.12% (1 mo. USD Term SOFR + 0.803%)(1),(2)	10/15/38	59,498	59,507
BX Trust Series 2021-MFM1, Class A 5.13% (1 mo. USD Term SOFR + 0.814%)(1),(2)	01/15/34	76,961	76,946
Citigroup Commercial Mortgage Trust Series 2021-PRM2, Class A 5.38% (1 mo. USD Term SOFR + 1.064%)(1),(2)	10/15/38	152,000	151,504
Government National Mortgage Association Series 2011-165 (I/O) 0.00%(5)	10/16/51	1,989,867	20
Great Wolf Trust Series 2024-WOLF, Class A 5.85% (1 mo. USD Term SOFR + 1.542%)(1),(2)	03/15/39	152,000	152,429
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A 6.40% (1 mo. USD Term SOFR + 2.091%)(1),(2)	03/15/28	125,000	125,522
GS Mortgage Securities Trust Series 2015-590M, Class C 3.93%(1),(5)	10/10/35	100,000	99,540
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.85% (1 mo. USD Term SOFR + 1.541%)(1),(2)	05/15/37	100,000	100,196
Hilton USA Trust Series 2016-HHV, Class A 3.72%(1)	11/05/38	103,000	101,309
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A 2.95%(1),(5)	09/06/38	163,000	158,978
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class B 2.95%(1),(5)	09/06/38	145,000	140,379
MF1 Ltd. Series 2020-FL4, Class A 6.13% (1 mo. USD Term SOFR + 1.814%)(1),(2)	12/15/35	71,264	71,325
NRTH Mortgage Trust Series 2024-PARK, Class A 5.95% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39	150,000	150,298
NYCT Trust Series 2024-3ELV, Class A 6.30% (1 mo. USD Term SOFR + 1.991%)(1),(2)	08/15/29	200,000	201,396
NYO Commercial Mortgage Trust Series 2021-1290, Class A 5.52% (1 mo. USD Term SOFR + 1.209%)(1),(2)	11/15/38	140,000	139,815
PGA Trust Series 2024-RSR2, Class A 6.20% (1 mo. USD Term SOFR + 1.891%)(1),(2)	06/15/39	173,000	173,560
Wells Fargo Commercial Mortgage Trust Series 2021- FCMT, Class A 5.63% (1 mo. USD Term SOFR + 1.314%)(1),(2)	05/15/31	200,000	199,096

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $2,414,189)			2,352,272

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—1.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O) 0.71%(5)	09/25/25	6,642,105	7,771
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL 5.14% (1 yr. MTA + 0.740%)(2)	05/25/44	81,443	81,451
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q010, Class APT 7.74%(5)	04/25/46	26,824	26,932

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association Series 2008-92, Class E 5.56%(5)	03/16/44	$29,523	$29,433
Government National Mortgage Association Series 2012-135 (I/O) 0.34%(5)	01/16/53	1,487,633	16,997
Government National Mortgage Association Series 2014- 157, Class C 3.15%(5)	10/16/54	402,716	389,355

Total Commercial Mortgage-backed Securities—Agency (Cost: $627,767)			551,939

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.7%
Aames Mortgage Trust Series 2002-1, Class A3 7.40%	06/25/32	7,001	6,889
Adjustable Rate Mortgage Trust Series 2005-1, Class 1A1 5.91%(5)	05/25/35	11,863	11,874
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86%(1)	07/25/59	85,020	82,613
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates Series 2005-R10, Class M3 5.11% (1 mo. USD Term SOFR + 0.789%)(2)	01/25/36	122,814	122,308
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates Series 2005-R3, Class M4 5.36% (1 mo. USD Term SOFR + 1.044%)(2)	05/25/35	10,477	10,465
Banc of America Funding Trust Series 2003-2, Class 1A1 6.50%	06/25/32	2,268	2,306
Chase Home Lending Mortgage Trust Series 2024-8, Class A6A 5.50%(1),(5)	08/25/55	119,864	119,730
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class M2 4.87% (1 mo. USD Term SOFR + 0.549%)(2)	11/25/36	341,863	339,854
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class A2D 4.70% (1 mo. USD Term SOFR + 0.384%)(2)	05/25/37	76,554	75,982
Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1 6.50%	11/25/31	10,098	10,346
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 4A2 7.64%(5)	11/25/32	12,810	12,786
FFMLT Trust Series 2005-FF8, Class M2 5.21% (1 mo. USD Term SOFR + 0.894%)(2)	09/25/35	101,611	101,434
First Franklin Mortgage Loan Trust Series 2006-FFH1, Class M1 4.99% (1 mo. USD Term SOFR + 0.669%)(2)	01/25/36	403,558	396,081
HSI Asset Securitization Corp. Trust Series 2006-OPT2, Class M2 5.02% (1 mo. USD Term SOFR + 0.699%)(2)	01/25/36	85,607	85,097
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1 5.59%(5)	10/25/34	64,190	60,423
JPMorgan Mortgage Trust Series 2005-A2, Class 9A1 6.75%(5)	04/25/35	27,545	27,217
MASTR Adjustable Rate Mortgages Trust Series 2004-12, Class 5A1 6.82%(5)	10/25/34	7,347	7,128
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 7.56%(5)	10/25/32	13,162	12,944
Merrill Lynch Mortgage Investors Trust MLMI Series 2003- A1, Class 2A 6.43% (1 yr. USD Term SOFR + 2.340%)(2)	12/25/32	83,212	83,458
MortgageIT Trust Series 2005-1, Class 1A1 5.07% (1 mo. USD Term SOFR + 0.754%)(2)	02/25/35	202,137	205,083
Ownit Mortgage Loan Trust Series 2006-3, Class A2D 4.97% (1 mo. USD Term SOFR + 0.654%)(2)	03/25/37	281,152	272,233
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4 6.01% (1 mo. USD Term SOFR + 1.689%)(2)	02/25/35	186,929	184,038
Residential Asset Mortgage Products Trust Series 2004-SL1, Class A2 8.50%	11/25/31	33,947	10,967
Residential Asset Securities Corporation Trust Series 2006- KS3, Class M1 4.93% (1 mo. USD Term SOFR + 0.444%)(2)	04/25/36	85,180	84,520
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1 3.94%(5)	12/25/34	45,668	41,613
Soundview Home Loan Trust Series 2005-OPT1, Class M2 5.11% (1 mo. USD Term SOFR + 0.789%)(2)	06/25/35	93,585	92,913
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1 6.38%(5)	06/25/33	13,060	12,845
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB1 4.93% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/35	63,084	55,020

Total Residential Mortgage-backed Securities—Non-agency (Cost: $2,539,916)			2,528,167

CORPORATE BONDS—27.3%
Aerospace/Defense—0.1%
TransDigm, Inc. 6.00%(1)	01/15/33	24,000	24,160

Agriculture—0.5%
Altria Group, Inc. 4.88%	02/04/28	70,000	70,978
Imperial Brands Finance PLC (United Kingdom) 6.13%(1)	07/27/27	135,000	139,332

			210,310

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks—13.3%
Bank of America Corp.
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28		$70,000	$68,429
3.82% (3 mo. USD Term SOFR + 1.837%)(2)	01/20/28		985,000	976,746
Bank of New York Mellon 4.73% (1 day USD SOFR + 1.135%)(2)	04/20/29		160,000	162,256
Citigroup, Inc. 1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27		815,000	792,041
Goldman Sachs Group, Inc.
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27		405,000	391,133
5.80% (1 day USD SOFR + 1.075%)(2)	08/10/26		240,000	240,317
HSBC Holdings PLC (United Kingdom) 2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28		85,000	80,567
JPMorgan Chase & Co. 1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27		1,185,000	1,160,885
Lloyds Banking Group PLC (United Kingdom) 1.63% (1 yr. CMT + 0.850%)(2)	05/11/27		50,000	48,773
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%)(2)	12/10/26		605,000	595,387
1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27		225,000	218,317
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29		55,000	56,984
6.62% (1 day USD SOFR Index + 1.730%)(2)	10/20/27		40,000	41,137
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27		105,000	101,996
U.S. Bancorp 4.65% (1 day USD SOFR + 1.230%)(2)	02/01/29		200,000	201,462
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		560,000	539,935
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		175,000	180,737

				5,857,102

Chemicals—0.3%
International Flavors & Fragrances, Inc. 1.83%(1)	10/15/27		150,000	141,339

Commercial Services—0.7%
Global Payments, Inc. 2.15%	01/15/27		300,000	290,391
Grand Canyon University 5.13%	10/01/28		5,000	4,852

				295,243

Computers—0.2%
Dell International LLC/EMC Corp. 4.75%	04/01/28		70,000	70,853

Cosmetics/Personal Care—0.0%
Opal Bidco SAS (France) 6.50% (1)	03/31/32		10,000	10,202

Diversified Financial Services—1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26		300,000	292,353
Air Lease Corp. 3.63%	04/01/27		200,000	197,866
American Express Co. 4.73% (1 day USD SOFR + 1.260%)(2)	04/25/29		100,000	101,134
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		198,000	188,274

				779,627

Electric—0.8%
Alliant Energy Finance LLC 5.95%(1)	03/30/29		135,000	141,842
Eversource Energy 2.90%	03/01/27		200,000	195,368

				337,210

Entertainment—0.0%
Voyager Parent LLC 9.25%(1)	07/01/32		18,000	18,779

Gas—1.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		15,000	15,479
9.50%(1)	06/01/30		8,000	8,297
Southern Co. Gas Capital Corp. 3.88%	11/15/25		500,000	498,710

				522,486

Health Care-Products—0.5%
Stryker Corp. 4.70%	02/10/28		120,000	121,637
Thermo Fisher Scientific, Inc. 0.50%	03/01/28	EUR	100,000	111,545

				233,182

Health Care-Services—0.6%
Fortrea Holdings, Inc. 7.50%(1)	07/01/30		5,000	4,535
HCA, Inc. 5.88%	02/15/26		250,000	250,295
Molina Healthcare, Inc. 6.25%(1)	01/15/33		15,000	15,275

				270,105

Household Products/Wares—0.0%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		6,000	4,855

Internet—0.0%
Snap, Inc. 6.88%(1)	03/01/33		15,000	15,401

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Lodging—0.5%
Hyatt Hotels Corp. 5.05%	03/30/28		$115,000	$116,265
Las Vegas Sands Corp. 5.63%	06/15/28		90,000	91,841

				208,106

Media—0.5%
Discovery Communications LLC 4.13%	05/15/29		250,000	232,363
DISH Network Corp. 11.75%(1)	11/15/27		3,000	3,092
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		5,000	4,447

				239,902

Office/Business Equipment—0.1%
Xerox Corp. 10.25%(1)	10/15/30		20,000	20,956

Oil & Gas—0.0%
Transocean, Inc. 8.75%(1)	02/15/30		4,000	4,128

Packaging & Containers—0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%(1)	08/15/26		10,000	9,399
Berry Global, Inc. 5.50%	04/15/28		225,000	230,996

				240,395

Pharmaceuticals—0.7%
1261229 BC Ltd. 10.00%(1)	04/15/32		15,000	15,149
Bayer U.S. Finance LLC (Germany) 6.25%(1)	01/21/29		220,000	230,815
Grifols SA (Spain) 4.75%(1)	10/15/28		35,000	33,606
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		38,000	38,598

				318,168

Pipelines—0.1%
Venture Global LNG, Inc.
8.13%(1)	06/01/28		20,000	20,676
9.88%(1)	02/01/32		20,000	21,611
Venture Global Plaquemines LNG LLC 6.75%	01/15/36		9,000	9,000

				51,287

REIT—2.8%
American Tower Corp. (REIT) 5.25%	07/15/28		250,000	256,378
Crown Castle, Inc. 3.80%	02/15/28		135,000	132,646
Extra Space Storage LP
3.88%	12/15/27		205,000	202,790
5.70%	04/01/28		135,000	139,514
Healthcare Realty Holdings LP 3.63%	01/15/28		220,000	214,790
VICI Properties LP/VICI Note Co., Inc. 5.75%(1)	02/01/27		285,000	288,990

				1,235,108

Retail—0.3%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		70,000	69,492
5.88%(1)	04/01/29		40,000	37,071
Papa John’s International, Inc. 3.88%(1)	09/15/29		10,000	9,722

				116,285

Savings & Loans—0.4%
Nationwide Building Society (United Kingdom) 2.97% (1 day USD SOFR + 1.290%)(1),(2)	02/16/28		200,000	195,358

Semiconductors—0.2%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		95,000	97,448

Software—0.1%
Oracle Corp. 4.80%	08/03/28		50,000	50,831

Telecommunications—1.0%
Altice Financing SA (Luxembourg) 5.75%(1)	08/15/29		5,000	3,667
Consolidated Communications, Inc. 5.00%(1)	10/01/28		5,000	5,061
EchoStar Corp. 10.75%	11/30/29		2,200	2,264
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		192,500	193,838
T-Mobile USA, Inc. 2.25%	02/15/26		200,000	197,104
Vmed O2 U.K. Financing I PLC (United Kingdom) 7.75%(1)	04/15/32		10,000	10,407
Zayo Group Holdings, Inc. 4.00%(1)	03/01/27		30,000	28,162

				440,503

Total Corporate Bonds (Cost: $11,754,212)				12,009,329

Municipal Bond—0.2%
Commonwealth of Massachusetts, Series B 4.11%	07/15/31		94,203	93,582

Total Municipal Bonds (Cost: $92,358)				93,582

U.S. TREASURY SECURITIES—21.5%
U.S. Treasury Notes
3.75%	06/30/27		7,861,000	7,866,220
3.88%	06/15/28		875,000	879,751
3.88%	06/30/30		710,000	712,801

Total U.S. Treasury Securities (Cost: $9,437,016)				9,458,772

U.S. GOVERNMENT AGENCY OBLIGATIONS—3.8%
U.S. International Development Finance Corp. 1.49%	08/15/31		1,810,810	1,665,131

Total U.S. Government Agency Obligations (Cost: $1,817,816)				1,665,131

Total Fixed Income Securities (Cost: $46,237,749)				46,254,730

CONVERTIBLE SECURITIES—0.1%
CONVERTIBLE CORPORATE BONDS—0.1%
Commercial Services—0.1%
Worldline SA (France) 0.00%(6),(7)	07/30/25	EUR	20,000	27,548

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Commercial Services (Continued)
Worldline SA (France) 0.00%(6),(7)	07/30/26	EUR	30,000	$32,699

Total Commercial Services (Cost: $53,691)				60,247

Total Convertible Corporate Bonds (Cost: $53,691)				60,247

Total Convertible Securities (Cost: $53,691)				60,247

Issues		Shares		Value
MONEY MARKET INVESTMENTS—26.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.27%(8)			5,440,851	5,440,851

TCW Central Cash Fund, 4.33%(8),(9)			6,199,418	6,199,418

Total Money Market Investments (Cost: $11,640,269)				11,640,269

PURCHASED OPTIONS(10) (0.0%) (Cost: $13,958)				12,692

Total Investments (131.7%) (Cost: $57,945,667)				57,967,938

Liabilities In Excess Of Other Assets (-31.7%)				(13,942,020)

Net Assets (100.0%)				$44,025,918

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
66	2-Year U.S. Treasury Note Futures	09/30/25	$13,674,521	$13,729,547	$55,026

			$13,674,521	$13,729,547	$55,026

Short Futures
16	10-Year Ultra U.S. Treasury Note Futures	09/19/25	(1,776,335)	(1,828,250)	(51,915)
53	5-Year U.S. Treasury Note Futures	09/30/25	(5,714,802)	(5,777,000)	(62,198)
1	Euro Schatz Futures	09/8/25	(126,076)	(125,895)	181
6	U.S. Ultra Long Bond Futures	09/19/25	(690,738)	(714,750)	(24,012)

			$(8,307,951)	$(8,445,895)	$(137,944)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(11)
Citibank N.A.	EUR	144,100	07/11/25	$156,426	$169,252	$(12,826)

				$156,426	$169,252	$(12,826)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Goldman Sachs International	4.09	12/31/25	1,195,000	$1,195,000	$765	$3,585	$(2,820)
2-Year Interest Rate Swap	Goldman Sachs International	3.86	12/31/25	1,170,000	1,170,000	1,464	3,510	(2,046)
2-Year Interest Rate Swap	Goldman Sachs International	4.11	12/31/25	5,050,000	5,050,000	3,171	—	3,171
5-Year Interest Rate Swap	Bank of America	4.24	12/31/25	505,000	505,000	974	3,510	(2,536)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.01	12/31/25	495,000	495,000	1,664	3,353	(1,689)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.20	12/31/25	2,150,000	2,150,000	4,654	—	4,654

Total Swaptions						$12,692	$13,958	$(1,266)

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Notes to the Schedule of Investments:
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $9,527,697 or 21.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2025.
(3)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(7)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2025, the value of these securities amounted to $60,247 or 0.1% of net assets.
(8)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(9)	Affiliated issuer.
(10)	See options table for description of purchased options.
(11)	Fund sells foreign currency, buys USD.

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2025 were as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2025	Value at June 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,349,875	$41,149,543	$36,300,000	6,199,418	$6,199,418	$47,291	$—	$—	$—

Total					$6,199,418	$47,291	$—	$—	$—

TCW MetWest Ultra Short Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2025

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$12,330,938	$—	$12,330,938
Corporate Bonds*	—	12,009,329	—	12,009,329
U.S. Treasury Securities	9,458,772	—	—	9,458,772
Asset-Backed Securities	—	5,264,600	—	5,264,600
Residential Mortgage-Backed Securities—Non-Agency	—	2,528,167	—	2,528,167
Commercial Mortgage-Backed Securities—Non-Agency	—	2,352,272	—	2,352,272
U.S. Government Agency Obligations	—	1,665,131	—	1,665,131
Commercial Mortgage-Backed Securities—Agency	—	551,939	—	551,939
Municipal Bonds	—	93,582	—	93,582

Total Fixed Income Securities	9,458,772	36,795,958	—	46,254,730

Convertible Securities
Convertible Corporate Bonds*	—	60,247	—	60,247
Equity Securities
Money Market Investments	11,640,269	—	—	11,640,269
Swaptions
Purchased Swaptions—OTC	12,692	—	—	12,692

Total Investments	$21,111,733	$36,856,205	$—	$57,967,938

Asset Derivatives
Futures Contracts
Interest Rate Risk	55,207	—	—	55,207

Total	$21,166,940	$36,856,205	$—	$58,023,145

Liability Derivatives
Futures Contracts
Interest Rate Risk	(138,125)	—	—	(138,125)
Forward Currency Contracts
Foreign Currency Risk	—	(12,826)	—	(12,826)

Total	$(138,125)	$(12,826)	$—	$(150,951)

*	See Schedule of Investments for corresponding industries.

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—103.8% of Net Assets
ASSET-BACKED SECURITIES—10.3%
321 Henderson Receivables VI LLC Series 2010-1A, Class B 9.31%(1)	07/15/61	$78,609	$79,576
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53	3,700,000	3,956,800
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54	1,200,000	1,300,396
ALLO Issuer LLC Series 2025-1A, Class C 8.10%(1)	04/20/55	5,590,000	5,598,204
Avis Budget Rental Car Funding AESOP LLC Series 2021- 2A, Class D 4.08%(1)	02/20/28	8,500,000	8,221,380
Bayview Opportunity Master Fund VII LLC Series 2024- EDU1, Class E 8.36% (30 day USD SOFR Average + 3.500%)(1)	06/25/47	5,981,202	6,082,881
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1),(2)	06/12/28	19,250	1,259,926
Carvana Auto Receivables Trust Series 2021-N4, Class R 0.00%(1),(2),(3)	09/12/28	26,800	1,061,229
Carvana Auto Receivables Trust Series 2021-P4, Class R 0.00%(1),(2),(3)	09/11/28	14,200	1,952,911
Carvana Auto Receivables Trust Series 2022-N1, Class R 0.00%(1),(2)	12/11/28	71,000	3,648,050
Carvana Auto Receivables Trust Series 2022-P2, Class R 0.00%(1),(2)	05/10/29	54,850	6,605,037
Carvana Auto Receivables Trust Series 2023-P3, Class R 0.00%(1)	08/12/30	16,200	2,014,281
CIFC Funding Ltd. Series 2014-1A, Class BR2 5.93% (3 mo. USD Term SOFR + 1.662%)(1),(4)	01/18/31	8,525,000	8,544,983
CIT Education Loan Trust Series 2007-1, Class B 4.90% (90 day USD SOFR Average + 0.562%)(1),(4)	06/25/42	831,353	777,303
Clover CLO LLC Series 2018-1A, Class B1R 6.22% (3 mo. USD Term SOFR + 1.950%)(1),(4)	04/20/37	9,300,000	9,334,884
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C 9.41%(1)	05/20/55	8,142,000	8,540,359
DataBank Issuer LLC Series 2021-1A, Class A2 2.06%(1)	02/27/51	6,047,860	5,917,221
Elmwood CLO 30 Ltd. Series 2024-6A, Class B 6.03% (3 mo. USD Term SOFR + 1.750%)(1),(4)	07/17/37	6,000,000	6,019,536
Flexential Issuer LLC Series 2021-1A, Class C 6.93%(1)	11/27/51	9,755,000	9,595,510
GBX Leasing LLC Series 2022-1, Class A 2.87%(1)	02/20/52	8,745,303	8,162,770
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(4)	08/25/42	150,174	143,014
GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A, Class B 6.07% (3 mo. USD Term SOFR + 1.800%)(1),(4)	07/20/37	5,240,000	5,263,098
GoldenTree Loan Management U.S. CLO 25 Ltd. Series 2025-25A, Class D 7.82% (3 mo. USD Term SOFR + 3.500%)(1),(4)	04/20/38	6,325,000	6,387,934
Hertz Vehicle Financing III LP Series 2021-2A, Class C 2.52%(1)	12/27/27	5,569,500	5,343,589
Hertz Vehicle Financing LLC Series 2022-4A, Class D 6.56%(1)	09/25/26	2,266,000	2,266,026
HPS Loan Management Ltd. Series 2024-20A, Class B1 6.13% (3 mo. USD Term SOFR + 1.850%)(1),(4)	07/25/37	4,850,000	4,863,308
Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB 0.00%(1),(5)	01/15/38	8,000,000	6,263,200
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y 0.00%(1),(5),(6),(7)	01/15/38	8,000,000	1
Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BR 6.02% (3 mo. USD Term SOFR + 1.750%)(1),(4)	10/22/34	8,000,000	8,015,744
Magnetite XLII Ltd. Series 2024-42A, Class SUB 0.00%(1),(5)	01/25/38	6,050,000	5,451,746
Magnetite XXI Ltd. Series 2019-21A, Class BR 5.88% (3 mo. USD Term SOFR + 1.612%)(1),(4)	04/20/34	8,000,000	8,004,952
MetroNet Infrastructure Issuer LLC 7.95%	04/20/53	2,650,000	2,683,849
MetroNet Infrastructure Issuer LLC Series 2024-1A, Class C 10.86%(1),(6)	04/20/54	2,435,000	2,617,063
NCFA LLC 2.75%(6)	06/12/28	8,239,576	8,239,576
NCFA LLC – Loan Participation 2 3.14%(6)	12/19/27	11,199,249	11,199,249
Nelnet Student Loan Trust Series 2006-2, Class B 4.82% (90 day USD SOFR Average + 0.462%)(4)	01/25/38	2,083,625	1,875,627
Owl Rock CLO XV LLC Series 2024-15A, Class A 6.57% (3 mo. USD Term SOFR + 2.300%)(1),(4)	01/20/36	4,650,000	4,676,896
Palmer Square CLO Ltd. Series 2024-3A, Class SUB 0.00%(1),(5)	07/20/37	3,975,000	3,526,187
Park Avenue Institutional Advisers CLO Ltd. Series 2021- 1A, Class A2 6.28% (3 mo. USD Term SOFR + 2.012%)(1),(4)	01/20/34	4,850,000	4,854,806
Rad CLO 22 Ltd. Series 2023-22A, Class D 9.27% (3 mo. USD Term SOFR + 5.000%)(1),(4)	01/20/37	3,940,000	3,982,532
Rad CLO 7 Ltd. Series 2020-7A, Class B1R 6.18% (3 mo. USD Term SOFR + 1.900%)(1),(4)	04/17/36	7,280,000	7,294,036
Skyline Aviation, Inc. Class A 3.23%	07/03/38	7,708,771	7,174,878
SLC Student Loan Trust Series 2004-1, Class B 4.91% (90 day USD SOFR Average + 0.552%)(4)	08/15/31	260,147	229,434

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan EDC Repackaging Trust Series 2013-M1, Class M1R 0.00%(1),(2)	10/28/29		$6,250	$1,317,336
SLM Student Loan Trust Series 2003-12, Class B 5.19% (90 day USD SOFR Average + 0.852%)(4)	12/15/68		1,936,756	1,843,326
SLM Student Loan Trust Series 2003-4, Class A5D 5.35% (90 day USD SOFR Average + 1.012%)(1),(4)	03/15/33		888,883	867,057
SLM Student Loan Trust Series 2003-7, Class B 5.17% (90 day USD SOFR Average + 0.832%)(4)	09/15/39		1,364,579	1,298,365
SLM Student Loan Trust Series 2004-10, Class B 4.99% (90 day USD SOFR Average + 0.632%)(4)	01/25/40		4,794,479	4,541,570
SLM Student Loan Trust Series 2004-2, Class B 5.09% (90 day USD SOFR Average + 0.732%)(4)	07/25/39		233,179	222,680
SLM Student Loan Trust Series 2005-3, Class B 4.77% (90 day USD SOFR Average + 0.412%)(4)	04/25/40		1,600,352	1,512,041
SLM Student Loan Trust Series 2006-8, Class B 4.85% (90 day USD SOFR Average + 0.492%)(4)	01/25/41		1,677,751	1,572,876
SLM Student Loan Trust Series 2007-7, Class B 5.37% (90 day USD SOFR Average + 1.012%)(4)	10/27/70		2,195,000	2,204,012
SLM Student Loan Trust Series 2007-8, Class B 5.62% (90 day USD SOFR Average + 1.262%)(4)	04/27/83		2,648,758	2,554,148
SLM Student Loan Trust Series 2008-2, Class B 5.82% (90 day USD SOFR Average + 1.462%)(4)	01/25/83		1,000,000	1,025,744
SLM Student Loan Trust Series 2008-3, Class B 5.82% (90 day USD SOFR Average + 1.462%)(4)	04/26/83		710,000	712,698
SLM Student Loan Trust Series 2008-4, Class A4 6.27% (90 day USD SOFR Average + 1.912%)(4)	07/25/22		343,198	344,169
SLM Student Loan Trust Series 2008-4, Class B 6.47% (90 day USD SOFR Average + 2.112%)(4)	04/25/73		710,000	753,834
SLM Student Loan Trust Series 2008-5, Class B 6.47% (90 day USD SOFR Average + 2.112%)(4)	07/25/73		7,315,000	7,441,574
SLM Student Loan Trust Series 2008-6, Class A4 5.72% (90 day USD SOFR Average + 1.362%)(4)	07/26/83		2,936,438	2,904,666
SLM Student Loan Trust Series 2008-6, Class B 6.47% (90 day USD SOFR Average + 2.112%)(4)	07/26/83		710,000	713,308
SLM Student Loan Trust Series 2008-7, Class B 6.47% (90 day USD SOFR Average + 2.112%)(4)	07/26/83		820,000	830,528
SLM Student Loan Trust Series 2012-1, Class A3 5.37% (30 day USD SOFR Average + 1.064%)(4)	09/25/28		390,838	384,227
SLM Student Loan Trust Series 2012-2, Class A 5.12% (30 day USD SOFR Average + 0.814%)(4)	01/25/29		624,040	610,487
SLM Student Loan Trust Series 2012-7, Class B 6.22% (30 day USD SOFR Average + 1.914%)(4)	09/25/43		2,200,000	2,164,524
SLM Student Loan Trust Series 2014-1, Class A3 5.02% (30 day USD SOFR Average + 0.714%)(4)	02/26/29		533,822	517,898
Structured Receivables Finance LLC Series 2010-A, Class B 7.61%(1)	01/16/46		1,159,106	1,171,794
Structured Receivables Finance LLC Series 2010-B, Class B 7.97%(1)	08/15/36		897,153	914,338
Textainer Marine Containers VII Ltd. Series 2020-3A, Class A 2.11%(1)	09/20/45		4,939,425	4,639,084
TIAA CLO IV Ltd. Series 2018-1A, Class A2R 6.02% (3 mo. USD Term SOFR + 1.750%)(1),(4)	01/20/32		8,000,000	8,018,520
TIF Funding II LLC Series 2020-1A, Class A 2.09%(1)	08/20/45		2,244,550	2,110,228
TIF Funding II LLC Series 2021-1A, Class B 2.54%(1)	02/20/46		2,546,104	2,293,528
Triton Container Finance VIII LLC Series 2021-1A, Class B 2.58%(1)	03/20/46		1,957,769	1,777,114
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(1)	05/28/39	GBP	5,350,000	7,536,383
Wireless PropCo Funding LLC Series 2025-1A, Class C 8.51%(1)	06/25/55		1,250,000	1,250,049

Total Asset-backed Securities (Cost: $305,956,927)				275,078,088

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—22.1%
Federal Home Loan Mortgage Corp., Pool #SD8199 2.00%	03/01/52		15,829,956	12,566,738
Federal Home Loan Mortgage Corp., Pool #SD8204 2.00%	04/01/52		4,858,013	3,857,245
Federal Home Loan Mortgage Corp., Pool #SD8213 3.00%	05/01/52		14,626,232	12,677,354
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52		14,471,764	12,541,787
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52		8,136,683	7,587,761
Federal Home Loan Mortgage Corp., Pool #SD8256 4.00%	10/01/52		16,938,824	15,793,465
Federal Home Loan Mortgage Corp., Pool #SD8265 4.00%	11/01/52		25,245,500	23,534,558
Federal Home Loan Mortgage Corp., Pool #SD5323 4.00%	01/01/54		3,187,581	2,971,552

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #SD8275 4.50%	12/01/52	$30,888,213	$29,634,927
Federal Home Loan Mortgage Corp., Pool #SD8347 4.50%	08/01/53	9,998,217	9,577,909
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F) 14.12% (-30 day USD SOFR Average + 42.091%)(4)	07/15/37	4,701	6,477
Federal Home Loan Mortgage Corp. REMICS Series 3404, Class AS (I/O) (I/F) 1.48% (-30 day USD SOFR Average + 5.781%)(4)	01/15/38	24,588	2,024
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 1.48% (-30 day USD SOFR Average + 5.786%)(4)	04/15/38	20,806	1,296
Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC) 0.00% (3)	11/15/33	6,606	5,489
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 2.19% (-30 day USD SOFR Average + 6.496%)(4)	04/15/42	48,335	5,352
Federal Home Loan Mortgage Corp. REMICS Series 4993, Class OP (P/O) 0.00%	10/25/58	1,215,582	1,113,684
Federal Home Loan Mortgage Corp. REMICS Series 5468, Class SE (I/O) (I/F) 1.04% (-30 day USD SOFR Average + 5.350%)(4)	10/25/54	25,395,103	1,989,051
Federal Home Loan Mortgage Corp. REMICS Series 5473, Class SL (I/O) (I/F) 1.04% (-30 day USD SOFR Average + 5.350%)(4)	11/25/54	42,914,674	2,572,448
Federal Home Loan Mortgage Corp. REMICS Series 5496, Class S (I/O) (I/F) 1.59% (-30 day USD SOFR Average + 5.900%)(4)	01/25/55	29,412,293	2,483,863
Federal Home Loan Mortgage Corp. REMICS Series 5512, Class LS (I/O) (I/F) 1.59% (-30 day USD SOFR Average + 5.896%)(4)	03/25/55	13,385,235	1,104,724
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F) 0.74% (-30 day USD SOFR Average + 5.050%)(4)	06/25/55	37,028,905	2,418,135
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F) 4.04% (-30 day USD SOFR Average + 10.500%)(4)	06/25/55	4,321,624	4,106,812
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 4.12% (-30 day USD SOFR Average + 10.575%)(4)	06/25/55	4,406,778	4,178,977
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F) 4.49% (-30 day USD SOFR Average + 11.667%)(4)	06/25/55	4,261,871	4,108,101
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F) 4.04% (-30 day USD SOFR Average + 10.500%)(4)	06/25/55	1,451,299	1,378,727
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	35,509,256	4,761,513
Federal National Mortgage Association, Pool #MA4547 2.00%	02/01/52	15,190,124	12,055,738
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	14,697,375	11,649,749
Federal National Mortgage Association, Pool #FS8274 2.00%	04/01/52	16,327,120	12,941,552
Federal National Mortgage Association, Pool #CB0176 2.50%	04/01/51	3,107,880	2,582,370
Federal National Mortgage Association, Pool #FM8658 2.50%	09/01/51	7,131,964	5,924,917
Federal National Mortgage Association, Pool #FM9086 2.50%	10/01/51	10,954,696	9,099,822
Federal National Mortgage Association, Pool #FS6925 2.50%	12/01/51	18,349,609	15,251,680
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52	23,303,210	19,373,341
Federal National Mortgage Association, Pool #MA4599 3.00%	05/01/52	6,949,205	6,023,256
Federal National Mortgage Association, Pool #FS6943 3.00%	06/01/52	23,338,642	20,207,509
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52	16,105,706	15,454,709
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	3,633,818	3,486,657
Federal National Mortgage Association, Pool #FS9442 4.50%	03/01/53	3,026,350	2,903,556
Federal National Mortgage Association, Pool #MA5037 4.50%	06/01/53	1,975,918	1,893,160
Federal National Mortgage Association, Pool #FS7252 5.00%	11/01/53	12,124,204	11,924,283
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	7,480,766	986,602
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	28,069,188	3,704,158
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	16,208,562	2,108,238
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	42,860,657	5,657,171
Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O) 2.00%	10/25/52	14,279,416	1,887,127
Federal National Mortgage Association REMICS Series 2006-11, Class PS (I/F) (PAC) 8.36% (-30 day USD SOFR Average + 24.147%)(4)	03/25/36	7,964	9,279

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2006-8, Class HJ (I/O) (I/F) 2.18% (-30 day USD SOFR Average + 6.486%)(4)	03/25/36	$338,816	$31,461
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F) 1.63% (-30 day USD SOFR Average + 5.936%)(4)	06/25/37	16,874	1,478
Federal National Mortgage Association REMICS Series 2007-77, Class SK (I/O) (I/F) 1.45% (-30 day USD SOFR Average + 5.756%)(4)	08/25/37	43,022	3,438
Federal National Mortgage Association REMICS Series 2007-88, Class JI (I/O) (I/F) 2.03% (-30 day USD SOFR Average + 6.336%)(4)	04/25/37	366,088	34,475
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F) 2.58% (-30 day USD SOFR Average + 6.886%)(4)	03/25/38	25,887	2,940
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F) 1.78% (-30 day USD SOFR Average + 6.086%)(4)	07/25/38	57,974	4,163
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 2.18% (-30 day USD SOFR Average + 6.486%)(4)	10/25/40	19,874	1,729
Federal National Mortgage Association REMICS Series 2013-5, Class GF 5.00% (30 day USD SOFR Average + 1.214%)(4)	10/25/42	124,529	120,520
Federal National Mortgage Association REMICS Series 2014-49, Class CF 5.43% (30 day USD SOFR Average + 1.114%)(4)	07/25/43	4,570,881	4,587,033
Federal National Mortgage Association REMICS Series 2024-98, Class SC (I/O) (I/F) 1.64% (-30 day USD SOFR Average + 5.95%)(4)	12/25/54	11,732,642	1,165,587
Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F) 1.67% (-30 day USD SOFR Average + 5.980%)(4)	12/25/54	8,048,678	801,487
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	12,379,566	11,956,151
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	11,218,093	10,758,044
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	44,932	8,735
Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F) 0.60% (-1 mo. USD Term SOFR + 6.986%)(4)	06/16/37	280,093	5,098
Government National Mortgage Association REMICS Series 2011-81, Class IC (I/O) (I/F) 0.62% (-1 mo. USD Term SOFR + 6.606%)(4)	07/20/35	310,385	4,859
Government National Mortgage Association REMICS Series 2013-135, Class CS (I/O) (I/F) 1.77% (-1 mo. USD Term SOFR + 6.086%)(4)	09/16/43	1,098,405	109,192
Government National Mortgage Association REMICS Series 2017-136 (I/O) 5.00%	09/20/47	209,072	47,221
Government National Mortgage Association REMICS Series 2024-151, Class ES (I/O) (I/F) 1.10% (-30 day USD SOFR Average + 5.400%)(4)	09/20/54	17,784,916	1,253,916
Government National Mortgage Association REMICS Series 2024-154, Class SB (I/O) (I/F) 1.10% (-30 day USD SOFR Average + 5.400%)(4)	09/20/54	20,471,617	1,315,119
Government National Mortgage Association REMICS Series 2024-160, Class KS (I/O) (I/F) 1.18% (-30 day USD SOFR Average + 5.480%)(4)	10/20/54	22,904,348	1,509,913
Government National Mortgage Association REMICS Series 2024-30, Class AF 5.55% (30 day USD SOFR Average + 1.250%)(4)	02/20/54	885,526	887,294
Government National Mortgage Association, TBA
4.00%(8)	05/01/52	23,225,000	21,593,177
4.50%(8)	08/01/54	15,425,000	14,764,247
5.00%(8)	04/01/55	32,600,000	32,027,299
5.50%(8)	03/01/55	41,575,000	41,632,373
Uniform Mortgage-Backed Security, TBA
2.00%(8)	11/01/51	16,875,000	13,365,051
2.50%(8)	11/01/51	20,375,000	16,905,413
3.00%(8)	01/01/52	12,575,000	10,881,481
3.50%(8)	01/01/52	28,675,000	25,826,354
4.00%(8)	03/01/52	7,425,000	6,906,100
4.50%(8)	07/01/54	25,225,000	24,130,449
5.00%(8)	03/01/55	22,825,000	22,376,203

Total Residential Mortgage-backed Securities—Agency (Cost: $588,668,476)			591,122,843

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—12.4%
245 Park Avenue Trust Series 2017-245P, Class A 3.51%(1)	06/05/37	5,000,000	4,861,178
245 Park Avenue Trust Series 2017-245P, Class E 3.78%(1),(5)	06/05/37	5,800,000	5,430,330
280 Park Avenue Mortgage Trust Series 2017-280P, Class D 6.15% (1 mo. USD Term SOFR + 1.836%)(1),(4)	09/15/34	5,537,500	5,391,453

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.73% (1 mo. USD Term SOFR + 2.419%)(1),(4)	09/15/34	$5,889,000	$5,676,975
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B 8.30% (30 day USD SOFR Average + 4.000%)(1),(4)	06/25/27	2,524,703	2,527,606
AMSR Trust Series 2021-SFR3, Class G 3.80%(1)	10/17/38	5,000,000	4,843,642
AMSR Trust Series 2022-SFR1, Class F 6.02%(1)	03/17/39	4,500,000	4,476,644
AMSR Trust Series 2022-SFR3, Class E1 4.00%(1)	10/17/39	10,000,000	9,659,990
BAMLL Commercial Mortgage Securities Trust Series 2018- PARK, Class A 4.23%(1),(5)	08/10/38	7,845,000	7,634,828
BAMLL Commercial Mortgage Securities Trust Series 2020- BOC, Class X (I/O) 0.57%(1),(5)	01/15/32	98,610,000	525,655
BBCMS Trust Series 2015-SRCH, Class D 5.12%(1),(5)	08/10/35	1,540,000	1,443,464
BGME Trust Series 2021-VR, Class B 3.09%(1),(5)	01/10/43	3,300,000	2,769,695
BGME Trust Series 2021-VR, Class D 3.09%(1),(5)	01/10/43	3,300,000	2,388,432
Blackstone Industrial Portfolio 2.23%(6)	04/09/27	2,323,643	2,297,618
BX Commercial Mortgage Trust Series 2020-VIVA, Class D 3.67%(1),(5)	03/11/44	5,000,000	4,573,089
BX Trust Series 2019-OC11, Class E 4.08%(1),(5)	12/09/41	7,410,000	6,809,185
BX Trust Series 2021-ARIA, Class G 7.57% (1 mo. USD Term SOFR + 3.257%)(1),(4)	10/15/36	3,000,000	2,979,110
BX Trust Series 2021-LBA, Class EJV 6.43% (1 mo. USD Term SOFR + 2.114%)(1),(4)	02/15/36	1,500,000	1,492,040
BX Trust Series 2022-FOX2, Class E 7.27% (1 mo. USD Term SOFR + 2.959%)(1),(4)	04/15/39	2,583,700	2,577,327
BX Trust Series 2023-LIFE, Class C 5.88% (1)	02/15/28	4,362,000	4,236,381
BX Trust Series 2024-PAT, Class A 6.40% (1 mo. USD Term SOFR + 2.090%)(1),(4)	03/15/41	5,236,000	5,245,051
BX Trust Series 2025-VLT6, Class E 7.50% (1 mo. USD Term SOFR + 3.191%)(1),(4)	03/15/42	5,405,000	5,405,199
BXHPP Trust Series 2021-FILM, Class E 6.43% (1 mo. USD Term SOFR + 2.114%)(1),(4)	08/15/36	5,367,000	4,522,243
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class G 7.88% (1 mo. USD Term SOFR + 3.547%)(1),(4)	12/15/37	802	797
CD Mortgage Trust Series 2016-CD1, Class XA (I/O) 1.47%(5)	08/10/49	56,506,058	331,442
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.57%(1),(5)	04/15/42	7,232,000	7,380,859
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.29%(5)	10/15/45	8,525,699	132,287
CoreVest American Finance Ltd. Series 2019-3, Class XA (I/O) 2.16%(1),(5)	10/15/52	803,413	3,710
CoreVest American Finance Ltd. Series 2020-1, Class A2 2.30%(1)	03/15/50	2,661,270	2,509,463
CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O) 3.96%(1),(5)	12/15/52	9,481,094	101,854
CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O) 2.91%(1),(5)	12/15/52	12,500,000	539,515
CoreVest American Finance Ltd. Series 2021-3, Class XA (I/O) 2.52%(1),(5)	10/15/54	53,731,741	1,350,236
CRSNT Trust Series 2021-MOON, Class C 5.98% (1 mo. USD Term SOFR + 1.664%)(1),(4)	04/15/36	3,000,000	2,945,947
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O) 1.69%(5)	06/15/52	88,227,651	4,311,412
CSMC Trust Series 2021-BPNY, Class A 8.14% (1 mo. USD Term SOFR + 3.829%)(1),(4)	08/15/26	12,253,472	11,498,692
DOLP Trust Series 2021-NYC, Class D 3.70%(1),(5)	05/10/41	4,740,000	4,087,434
DROP Mortgage Trust Series 2021-FILE, Class D 7.18% (1 mo. USD Term SOFR + 2.864%)(1),(4)	10/15/43	3,145,000	2,701,888
FRTKL Group, Inc. Series 2021-SFR1, Class G 4.11%(1)	09/17/38	9,435,000	8,845,355
Grace Trust Series 2020-GRCE, Class A 2.35%(1)	12/10/40	8,000,000	7,036,362
Grace Trust Series 2020-GRCE, Class D 2.77%(1),(5)	12/10/40	2,950,000	2,541,415
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class B 7.10% (1 mo. USD Term SOFR + 2.790%)(1),(4)	03/15/28	5,160,000	5,187,343
GSCG Trust Series 2019-600C, Class G 4.12%(1),(5)	09/06/34	9,212,000	97,693
Hilton USA Trust Series 2016-HHV, Class F 4.33%(1),(5)	11/05/38	7,840,000	7,556,856
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 3.04%(1),(5)	12/10/41	6,555,000	6,067,107
Hudson Yards Mortgage Trust Series 2019-55HY, Class F 3.04%(1),(5)	12/10/41	6,891,000	5,838,156
Hudson Yards Mortgage Trust Series 2025-SPRL, Class E 6.90%(1),(5)	01/13/40	4,000,000	4,148,500
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.65%(1),(5)	01/13/40	3,358,000	3,482,595
ILPT Commercial Mortgage Trust Series 2022-LPFX, Class A 3.38%(1)	03/15/32	11,770,000	10,549,990
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E 8.20%(1),(5)	07/15/42	4,970,000	5,107,899

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class H 9.57% (1 mo. USD Term SOFR + 5.260%)(1),(4)	04/15/37		$5,320,724	$4,638,757
JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D 7.46% (1 mo. USD Term SOFR + 3.150%)(1),(4)	01/15/42		3,129,000	3,147,725
KRE Commercial Mortgage Trust Series 2025-AIP4, Class E 7.31% (1 mo. USD Term SOFR + 3.000%)(1),(4)	03/15/42		4,126,000	4,116,050
Life Mortgage Trust Series 2021-BMR, Class G 7.38% (1 mo. USD Term SOFR + 3.064%)(1),(4)	03/15/38		2,952,600	2,905,009
MF1 Ltd. Series 2020-FL4, Class B 7.18% (1 mo. USD Term SOFR + 2.864%)(1),(4)	12/15/35		6,000,000	6,005,928
MF1 Ltd. Series 2020-FL4, Class D 8.53% (1 mo. USD Term SOFR + 4.214%)(1),(4)	12/15/35		4,481,000	4,486,922
MKT Mortgage Trust Series 2020-525M, Class C 3.04%(1),(5)	02/12/40		4,970,000	4,026,106
MKT Mortgage Trust Series 2020-525M, Class D 3.04%(1),(5)	02/12/40		7,500,000	5,872,301
MKT Mortgage Trust Series 2020-525M, Class XA (I/O) 0.29%(1),(5)	02/12/40		147,585,000	1,303,604
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.78%(5)	04/15/48		14,392,405	210
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class XA (I/O) 0.72%(5)	05/15/48		27,251,342	403
Natixis Commercial Mortgage Securities Trust Series 2018- ALXA, Class E 4.46%(1),(5)	01/15/43		1,095,000	918,257
NRTH Mortgage Trust Series 2024-PARK, Class A 5.95% (1 mo. USD Term SOFR + 1.641%)(1),(4)	03/15/39		5,335,000	5,345,586
NYC Commercial Mortgage Trust Series 2021-909, Class E 3.31%(1),(5)	04/10/43		3,000,000	2,091,221
One New York Plaza Trust Series 2020-1NYP, Class AJ 5.68% (1 mo. USD Term SOFR + 1.364%)(1),(4)	01/15/36		2,630,000	2,539,495
PGA Trust Series 2024-RSR2, Class A 6.20% (1 mo. USD Term SOFR + 1.891%)(1),(4)	06/15/39		8,873,000	8,901,711
Progress Residential Trust Series 2021-SFR10, Class G 4.86%(1)	12/17/40		3,407,106	3,266,397
Progress Residential Trust Series 2021-SFR11, Class G 4.69%(1)	01/17/39		3,000,000	2,881,823
Progress Residential Trust Series 2021-SFR3, Class F 3.44%(1)	05/17/26		3,700,000	3,648,950
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26		15,752,000	15,603,898
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38		4,886,000	4,760,029
RIDE Series 2025-SHRE, Class D 6.97%(1),(5)	02/14/47		2,755,000	2,811,121
ROCK Trust Series 2024-CNTR, Class E 8.82%(1)	11/13/41		2,500,000	2,638,586
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class A2B 4.14%(1),(5)	01/05/43		1,840,000	1,602,962
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class C 4.53%(1),(5)	01/05/43		10,000,000	8,168,708
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class D 4.53%(1),(5)	01/05/43		13,330,000	10,551,599
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 7.66% (1 mo. USD Term SOFR + 3.350%)(1),(4)	01/15/39		6,570,000	6,404,309
STWD Trust Series 2021-FLWR, Class F 7.10% (1 mo. USD Term SOFR + 2.787%)(1),(4)	07/15/36		2,760,000	2,763,555
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 7.65% (1 mo. USD Term SOFR + 3.340%)(1),(4)	02/15/42		7,445,000	7,395,647
U.K. Logistics DAC Series 2025-1A, Class E 9.90% (1 day GBP SONIA + 5.500%)(1),(4)	05/17/35	GBP	1,325,000	1,825,167
Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class XA (I/O) 1.70%(5)	03/15/59		70,511,292	317,766
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O) 0.46%(5),(6)	06/15/46		1,211,190	10
WFRBS Commercial Mortgage Trust Series 2014-C23, Class XA (I/O) 0.16%(5)	10/15/57		6,691,574	46

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $375,440,823)				333,061,800

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.8%
Federal Home Loan Mortgage Corp. Multifamily PC REMICS Trust Series 2019-P002, Class X (I/O) 1.14%(5)	07/25/33		14,520,700	799,166
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K051, Class X3 (I/O) 1.68%(5)	10/25/43		44,864,939	129,565
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K053, Class X3 (I/O) 1.71%(5)	03/25/44		78,150,000	657,906
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K054, Class X1 (I/O) 1.31%(5)	01/25/26		45,070,680	201,349
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K055, Class X3 (I/O) 1.70%(5)	04/25/44		32,000,000	377,232
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X1 (I/O) 1.36%(5)	05/25/26		50,231,663	365,973
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K057, Class X1 (I/O) 1.28%(5)	07/25/26		107,942,136	939,992

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.34%(5)	06/25/27	$75,160,438	$1,064,490
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC07, Class X1 (I/O) 0.85%(5)	09/25/26	70,177,692	452,386
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KIR1, Class X (I/O) 1.15%(5)	03/25/26	105,922,865	469,620
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O) 1.37%(5)	12/25/27	49,531,000	851,149
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O) 1.07%(5)	08/25/26	51,437,648	228,424
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O) 0.71%(5)	09/25/25	95,737,931	112,004
Federal National Mortgage Association-ACES Series 2016- M11, Class X2 (ACES) (I/O) 3.09%(5)	07/25/39	8,993,363	168,263
Federal National Mortgage Association-ACES Series 2016- M2, Class X3 (I/O) 2.04%(5)	04/25/36	4,881,421	246
Federal National Mortgage Association-ACES Series 2016- M4, Class X2 (I/O) 2.72%(5)	01/25/39	16,275,836	607,011
Federal National Mortgage Association-ACES Series 2019- M29, Class X4 (ACES) (I/O) 0.70%(5)	03/25/29	117,375,779	2,385,311
FREMF Mortgage Trust Series 2019-KF71, Class B 6.73% (30 day USD SOFR Average + 2.414%)(1),(4)	10/25/29	680,464	636,457
FREMF Mortgage Trust Series 2020-KF75, Class B 6.68% (30 day USD SOFR Average + 2.364%)(1),(4)	12/25/29	1,324,573	1,232,305
FREMF Mortgage Trust Series 2020-KF78, Class C 12.30% (30 day USD SOFR Average + 7.984%)(1),(4)	03/25/30	3,554,860	3,521,068
FREMF Mortgage Trust Series 2020-KF88, Class C 13.43% (30 day USD SOFR Average + 9.114%)(1),(4)	09/25/30	3,249,581	3,292,606
Government National Mortgage Association Series 2011-152 (I/O) 0.01%(5)	08/16/51	2,454,907	88
Government National Mortgage Association Series 2012-112 (I/O) 0.11%(5)	02/16/53	17,228,858	53,568
Government National Mortgage Association Series 2012-78 (I/O) 0.07%(5)	06/16/52	25,132,667	13,072
Government National Mortgage Association Series 2014-103 (I/O) 0.19%(5)	05/16/55	13,447,887	66,601
Government National Mortgage Association Series 2014-125 (I/O) 0.89%(5)	11/16/54	7,946,429	221,219
Government National Mortgage Association Series 2023-127 (I/O) 0.40%(5)	07/16/57	166,845,419	3,000,214

Total Commercial Mortgage-backed Securities—Agency (Cost: $39,582,044)			21,847,285

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—27.5%
ABFC Trust Series 2007-WMC1, Class A1A 5.68% (1 mo. USD Term SOFR + 1.364%)(4)	06/25/37	14,648,935	10,444,641
ABFC Trust Series 2007-WMC1, Class A2B 5.43% (1 mo. USD Term SOFR + 1.114%)(4)	06/25/37	2,654,531	2,213,761
ACE Securities Corp. Home Equity Loan Trust Series 2006- HE3, Class A2C 4.73% (1 mo. USD Term SOFR + 0.414%)(4)	06/25/36	4,115,557	3,052,214
ACE Securities Corp. Home Equity Loan Trust Series 2006- NC3, Class A2C 4.75% (1 mo. USD Term SOFR + 0.434%)(4)	12/25/36	50,159,161	12,551,217
ACE Securities Corp. Home Equity Loan Trust Series 2007- ASP1, Class A1 4.75% (1 mo. USD Term SOFR + 0.434%)(4)	03/25/37	26,466,865	11,246,300
ACE Securities Corp. Home Equity Loan Trust Series 2007- ASP1, Class A2D 5.19% (1 mo. USD Term SOFR + 0.874%)(4)	03/25/37	2,117,698	855,558
Adjustable Rate Mortgage Trust Series 2005-4, Class 5A1 4.46%(5)	08/25/35	1,060,963	851,149
Adjustable Rate Mortgage Trust Series 2007-1, Class 1A1 5.54%(5)	03/25/37	981,758	785,468
American Home Mortgage Investment Trust Series 2006-1, Class 11A 4.71% (1 mo. USD Term SOFR + 0.394%)(4)	03/25/46	6,857,408	6,195,412
American Home Mortgage Investment Trust Series 2006-1, Class 12A 4.83% (1 mo. USD Term SOFR + 0.514%)(4)	03/25/46	2,125,798	1,888,546
Argent Securities Trust Series 2006-W3, Class A2C 4.79% (1 mo. USD Term SOFR + 0.474%)(4)	04/25/36	36,469,931	10,689,042
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1 5.41% (1 mo. USD Term SOFR + 1.089%)(4)	12/25/34	896,578	840,061
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE5, Class A5 2.97% (1 mo. USD Term SOFR + 0.594%)(4)	07/25/36	4,095,306	4,030,914
Banc of America Alternative Loan Trust Series 2003-8, Class 1CB 5.50%	10/25/33	286,642	288,900
Banc of America Funding Corp. Series 2015-R3, Class 6A2 4.78%(1),(5)	05/27/36	6,948,835	6,712,639
Banc of America Funding Trust Series 2006-D, Class 3A1 4.91%(5)	05/20/36	483,540	432,615

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Banc of America Mortgage Trust Series 2005-K, Class 2A1 5.34%(5)	12/25/35		$447,003	$411,800
BCAP LLC Trust Series 2007-AA1, Class 2A1 4.79% (1 mo. USD Term SOFR + 0.474%)(4)	03/25/37		2,087,634	1,887,576
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4 3.96%(5)	04/25/35		509,206	464,845
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1 4.97% (1 mo. USD Term SOFR + 0.654%)(4)	10/25/35		3,911,947	3,518,867
Bear Stearns ARM Trust Series 2005-9, Class A1 7.08% (1 yr. CMT + 2.300%)(4)	10/25/35		662,764	628,615
Bear Stearns Asset-Backed Securities I Trust Series 2005- AC6, Class 1A3 5.50%(5)	09/25/35		217,837	209,865
Bear Stearns Asset-Backed Securities I Trust Series 2006- AC2, Class 21A (PAC) 6.00%	03/25/36		6,530	6,530
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1 4.83% (1 mo. USD Term SOFR + 0.514%)(4)	09/25/47		3,725,983	3,539,840
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 2A1 4.64% (1 mo. USD Term SOFR + 0.324%)(4)	06/25/37		2,921,248	2,805,370
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.52%	02/25/37		3,625,521	2,130,478
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.52%	02/25/37		867,738	509,912
C-BASS Mortgage Loan Trust Series 2007-CB3, Class A3 3.28%	03/25/37		5,016,599	1,767,635
C-BASS Trust Series 2006-CB9, Class A2 4.65% (1 mo. USD Term SOFR + 0.334%)(4)	11/25/36		6,599,502	2,997,819
C-BASS Trust Series 2007-CB1, Class AF2 3.11%	01/25/37		2,331,738	644,219
C-BASS Trust Series 2007-CB5, Class A1 3.20% (1 mo. USD Term SOFR + 0.174%)(4)	04/25/37		1,147,669	656,540
Carrington Mortgage Loan Trust Series 2006-NC4, Class A4 4.67% (1 mo. USD Term SOFR + 0.354%)(4)	10/25/36		14,364,300	12,239,849
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54		5,916,055	5,743,199
CFMT LLC Series 2024-NR1, Class A1 6.41%(1)	11/25/29		8,730,258	8,777,877
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 6.79%(5)	02/25/37		290,486	285,295
CHL Mortgage Pass-Through Trust Series 2005-3, Class 1A2 5.01% (1 mo. USD Term SOFR + 0.694%)(4)	04/25/35		1,930,813	1,840,695
CIM Trust Series 2019-R3, Class A 2.63%(1),(5)	06/25/58		4,366,578	4,083,868
CIM Trust Series 2020-R1, Class A1 2.85%(1),(5)	10/27/59		8,112,887	7,256,322
CIM Trust Series 2020-R3, Class A1A 4.00%(1),(5)	01/26/60		4,504,205	4,342,507
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(5)	12/25/60		3,818,487	3,494,778
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(5)	12/27/61		5,904,611	5,423,111
CIM Trust Series 2021-R3, Class A1B 1.95%(1),(5)	06/25/57		18,287,000	14,933,795
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(5)	05/01/61		7,612,675	7,032,809
CIM Trust Series 2021-R4, Class A1B 2.00%(1),(5)	05/01/61		10,243,493	8,069,455
CIM Trust Series 2021-R5, Class A1A 2.00%(1),(5)	08/25/61		7,120,173	6,193,121
CIM Trust Series 2023-R1, Class A1A 5.40%(1),(5)	04/25/62		10,307,109	10,253,034
CIM Trust Series 2023-R3, Class A1B 4.50%(1),(5)	01/25/63		11,444,000	8,939,357
CIM Trust Series 2025-R1, Class A1 5.00%(1)	02/25/99		8,019,981	7,934,945
Citadel PLC Series 2024-1, Class X 8.22% (1 day GBP SONIA + 4.000%)(4),(9)	04/28/60	GBP	1,171,062	1,608,718
Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1 4.69% (1 mo. USD Term SOFR + 0.374%)(4)	11/25/35		34,921	30,022
Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2C 4.75% (1 mo. USD Term SOFR + 0.434%)(4)	12/25/36		5,737,829	3,868,251
Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2D 4.89% (1 mo. USD Term SOFR + 0.574%)(4)	12/25/36		6,132,031	4,136,173
COLT Mortgage Loan Trust Series 2022-7, Class B1 6.26%(1),(5)	04/25/67		6,332,000	6,299,910
Countrywide Alternative Loan Trust Series 2005-74T1, Class A1 6.00%	01/25/36		4,774,462	2,724,744
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1 5.88% (1 yr. MTA + 1.480%)(4)	01/25/36		2,008,336	1,900,479
Countrywide Alternative Loan Trust Series 2006-HY12, Class A5 4.28%(5)	08/25/36		1,568,093	1,471,571
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR26, Class 3A1 7.35%(5)	11/25/33		162,593	159,272
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28		6,904	6,878
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF3 2.99%	12/25/36		575,017	467,940

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 9A1 4.05%(5)	06/25/34	$22,132	$21,490
CSMC Mortgage-Backed Trust Series 2006-1, Class 1A4 5.50%	02/25/36	2,260,657	2,039,783
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1 6.00%	10/25/21	20,037	4,915
CSMC Trust Series 2021-RPL7, Class A1 4.20%(1),(5)	07/27/61	6,093,794	6,044,307
CSMC Trust Series 2022-RPL1, Class PT 4.62%(1),(5)	04/25/61	9,810,098	8,506,103
CSMCM Trust Series 2018-SP3, Class CER 4.58%(1),(5)	10/25/58	10,746,272	9,310,889
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61	414,615	344,539
DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1 5.15% (1 mo. USD Term SOFR + 0.834%)(4)	01/19/45	380,946	290,413
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A 5.01% (1 mo. USD Term SOFR + 0.694%)(4)	10/19/45	2,953,258	2,708,429
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A 4.63% (1 mo. USD Term SOFR + 0.314%)(4)	10/19/36	4,813,644	3,199,624
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 4.57% (1 mo. USD Term SOFR + 0.254%)(4)	03/19/37	1,009,256	831,524
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1 13.67% (30 day USD SOFR Average + 9.364%)(1),(4)	11/25/39	4,100,000	4,425,940
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1 8.17% (30 day USD SOFR Average + 3.864%)(1),(4)	09/25/39	4,772,607	4,891,349
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.81% (30 day USD SOFR Average + 5.500%)(1),(4)	12/25/41	4,000,000	4,171,711
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.75% (1 mo. USD Term SOFR + 0.434%)(4)	10/25/36	10,901,845	7,132,836
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D 4.85% (1 mo. USD Term SOFR + 0.534%)(4)	12/25/37	606,967	555,492
First Franklin Mortgage Loan Trust Series 2006-FF5, Class M1 4.84% (1 mo. USD Term SOFR + 0.519%)(4)	04/25/36	3,860,000	3,001,871
First Franklin Mortgage Loan Trust Series 2006-FF9, Class 2A4 4.93% (1 mo. USD Term SOFR + 0.614%)(4)	06/25/36	10,218,000	9,412,024
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D 4.87% (1 mo. USD Term SOFR + 0.554%)(4)	01/25/38	3,535,498	1,925,342
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 4.63% (1 mo. USD Term SOFR + 0.314%)(4)	03/25/37	488,578	230,848
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 5.15%(5)	09/25/34	68,738	70,078
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A3 5.15%(5)	09/25/34	105,697	107,759
First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1 5.24%(5)	12/25/35	571,208	472,369
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1 4.94%(5)	02/25/36	740,414	455,195
First Horizon Alternative Mortgage Securities Trust Series 2005-AA3, Class 3A1 5.72%(5)	05/25/35	640,354	602,543
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1 5.20%(5)	09/25/35	885,808	789,135
First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1 5.11%(5)	10/25/35	1,263,057	710,666
First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1 5.34%(5)	11/25/35	693,802	603,903
First Horizon Mortgage Pass-Through Trust Series 2005- AR4, Class 1A1 4.14%(5)	09/25/35	1,158,893	750,728
First Horizon Mortgage Pass-Through Trust Series 2005- AR5, Class 2A1 6.37%(5)	11/25/35	466,685	362,060
First Horizon Mortgage Pass-Through Trust Series 2007- AR2, Class 1A2 6.85%(5)	08/25/37	46,501	10,393
GMACM Mortgage Loan Trust Series 2005-AR5, Class 3A1 4.84%(5)	09/19/35	789,546	648,905
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.94%(5)	04/19/36	2,312,692	1,920,486
GreenPoint Manufactured Housing Series 2000-1, Class A4 8.14%(5)	03/20/30	3,489,052	2,018,535
GreenPoint Mortgage Funding Trust Series 2007-AR1, Class 2A1 4.83% (1 mo. USD Term SOFR + 0.514%)(4)	03/25/47	7,105,126	6,616,629
GSAMP Trust Series 2007-FM2, Class A1 4.57% (1 mo. USD Term SOFR + 0.254%)(4)	01/25/37	15,945,843	9,719,867
GSR Mortgage Loan Trust Series 2005-7F, Class 3A3 (I/O) (I/F) 1.07% (-1 mo. USD Term SOFR + 5.386%)(4)	09/25/35	8,206	445
GSR Mortgage Loan Trust Series 2005-AR4, Class 5A1 5.62%(5)	07/25/35	245,167	235,824

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
GSR Mortgage Loan Trust Series 2006-AR2, Class 2A1 4.54%(5)	04/25/36	$134,399	$81,896
HarborView Mortgage Loan Trust Series 2005-10, Class 2A1 5.05% (1 mo. USD Term SOFR + 0.734%)(4)	11/19/35	756,027	490,766
HarborView Mortgage Loan Trust Series 2006-7, Class 1A 4.85% (1 mo. USD Term SOFR + 0.534%)(4)	09/19/46	7,367,723	6,253,016
HarborView Mortgage Loan Trust Series 2007-6, Class 1A1 4.63% (1 mo. USD Term SOFR + 0.314%)(4)	08/19/37	8,267,536	6,998,958
HSI Asset Securitization Corp. Trust Series 2005-OPT1, Class M1 5.06% (1 mo. USD Term SOFR + 0.744%)(4)	11/25/35	185,563	184,722
HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1 4.71% (1 mo. USD Term SOFR + 0.394%)(4)	10/25/36	10,349,271	2,825,380
HSI Asset Securitization Corp. Trust Series 2006-HE2, Class 1A 4.69% (1 mo. USD Term SOFR + 0.374%)(4)	12/25/36	24,685,932	9,257,879
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A1 4.53% (1 mo. USD Term SOFR + 0.214%)(4)	07/25/36	9,510,496	4,087,086
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A2 4.63% (1 mo. USD Term SOFR + 0.314%)(4)	07/25/36	10,526,287	4,549,116
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A4 4.93% (1 mo. USD Term SOFR + 0.614%)(4)	07/25/36	9,204,745	4,028,874
Impac CMB Trust Series 2005-2, Class 1A1 4.95% (1 mo. USD Term SOFR + 0.634%)(4)	04/25/35	1,228,228	1,206,737
IndyMac INDX Mortgage Loan Trust Series 2005-AR14, Class 1A1 4.99% (1 mo. USD Term SOFR + 0.674%)(4)	07/25/35	7,146,149	5,191,515
IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1 3.68%(5)	10/25/35	1,591,494	1,288,947
IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 1A3 4.97% (1 mo. USD Term SOFR + 0.654%)(4)	10/25/36	4,563,972	1,784,145
IndyMac INDX Mortgage Loan Trust Series 2006-AR4, Class A2A 4.93% (1 mo. USD Term SOFR + 0.614%)(4)	05/25/46	8,609,884	8,273,445
IndyMac INDX Mortgage Loan Trust Series 2006-AR9, Class 3A3 3.45%(5)	06/25/36	2,471,878	2,145,476
IndyMac INDX Mortgage Loan Trust Series 2007-FLX4, Class 2A1 4.79% (1 mo. USD Term SOFR + 0.474%)(4)	07/25/37	10,059,612	9,241,907
JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A1A 4.69% (1 mo. USD Term SOFR + 0.374%)(4)	12/25/36	6,325,343	3,966,045
JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A4 4.73% (1 mo. USD Term SOFR + 0.414%)(4)	12/25/36	8,197,745	4,272,069
JPMorgan Mortgage Trust Series 2006-A3, Class 2A1 5.20%(5)	05/25/36	13,814	11,703
Lehman XS Trust Series 2005-5N, Class 3A1 4.73% (1 mo. USD Term SOFR + 0.414%)(4)	11/25/35	181,493	180,869
Lehman XS Trust Series 2006-17, Class 1A3 4.93% (1 mo. USD Term SOFR + 0.614%)(4)	08/25/46	10,283,293	9,346,794
Lehman XS Trust Series 2006-GP2, Class 1A5 4.85% (1 mo. USD Term SOFR + 0.534%)(4)	06/25/46	2,947,113	2,827,913
Lehman XS Trust Series 2007-18N, Class 1A1 6.13% (1 mo. USD Term SOFR + 1.814%)(4)	10/25/37	2,313,851	2,154,519
Long Beach Mortgage Loan Trust Series 2006-2, Class 1A 4.79% (1 mo. USD Term SOFR + 0.474%)(4)	03/25/46	5,074,237	3,972,912
Long Beach Mortgage Loan Trust Series 2006-9, Class 2A2 4.65% (1 mo. USD Term SOFR + 0.334%)(4)	10/25/36	46,836,294	14,549,465
MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1 6.84%(5)	11/25/33	64,457	64,241
MASTR Adjustable Rate Mortgages Trust Series 2004-15, Class 8A1 5.58%(5)	10/25/34	25,065	25,126
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3 5.63%(5)	04/25/34	18,354	17,853
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1 5.20% (1 yr. MTA + 0.800%)(4)	12/25/46	14,404,127	10,729,524
MASTR Asset-Backed Securities Trust Series 2006-WMC1, Class A3 4.79% (1 mo. USD Term SOFR + 0.474%)(4)	02/25/36	15,170,835	5,126,356

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4 4.99% (1 mo. USD Term SOFR + 0.674%)(4)	05/25/37	$3,150,000	$2,670,307
MASTR Asset-Backed Securities Trust Series 2007-WMC1, Class A2 4.53% (1 mo. USD Term SOFR + 0.214%)(4)	01/25/37	15,512,462	4,388,029
Merrill Lynch Alternative Note Asset Trust Series 2007- OAR2, Class A2 4.85% (1 mo. USD Term SOFR + 0.534%)(4)	04/25/37	5,764,831	4,533,255
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 4.93% (1 mo. USD Term SOFR + 0.614%)(4)	04/25/37	15,405,312	5,924,976
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A4 4.93% (1 mo. USD Term SOFR + 0.614%)(4)	07/25/37	344,822	344,756
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A 5.28% (1 mo. USD Term SOFR + 0.964%)(4)	10/25/37	20,360,161	12,335,293
Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A 7.62%(5)	10/25/33	52,478	51,304
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 6.53% (1 yr. CMT + 2.400%)(4)	08/25/36	471,530	403,598
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3 4.73% (1 mo. USD Term SOFR + 0.414%)(4)	06/25/36	8,208,698	4,081,941
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4 4.91% (1 mo. USD Term SOFR + 0.594%)(4)	06/25/36	8,756,827	4,376,444
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-NC3, Class A2C 4.62% (1 mo. USD Term SOFR + 0.304%)(4)	05/25/37	18,301,760	14,081,839
Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D 5.01% (1 mo. USD Term SOFR + 0.694%)(4)	02/25/36	301,619	299,984
Morgan Stanley Home Equity Loan Trust Series 2006-3, Class A4 4.95% (1 mo. USD Term SOFR + 0.634%)(4)	04/25/36	10,422,454	7,263,368
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 5.30%(5)	09/25/34	91,233	89,203
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A 5.25%	02/25/49	32,621	29,605
MortgageIT Trust Series 2005-2, Class 2A 6.09% (1 mo. USD Term SOFR + 1.764%)(4)	05/25/35	429,868	409,846
New York Mortgage Trust Series 2005-3, Class A1 4.91% (1 mo. USD Term SOFR + 0.594%)(4)	02/25/36	89,725	89,298
NLT Trust Series 2021-INV2, Class A3 1.52%(1),(5)	08/25/56	5,961,215	5,233,603
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR4, Class 4A1 4.36%(5)	08/25/35	787,696	740,114
Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5 8.16%(5)	09/15/29	10,211,723	1,386,920
Option One Mortgage Loan Trust Series 2007-4, Class 2A2 4.61% (1 mo. USD Term SOFR + 0.294%)(4)	04/25/37	11,629,221	6,593,460
Option One Mortgage Loan Trust Series 2007-5, Class 2A2 4.60% (1 mo. USD Term SOFR + 0.284%)(4)	05/25/37	16,667,061	8,942,340
Ownit Mortgage Loan Trust Series 2006-2, Class A1 4.85% (1 mo. USD Term SOFR + 0.534%)(4)	01/25/37	1,934,072	1,889,883
PHH Alternative Mortgage Trust Series 2007-2, Class 1A4 5.03% (1 mo. USD Term SOFR + 0.714%)(4)	05/25/37	4,666,233	4,162,654
Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3 4.74% (1 mo. USD Term SOFR + 0.424%)(4)	06/25/47	3,721,990	3,472,258
PRET LLC Series 2022-RN1, Class A1 6.72%(1)	07/25/51	11,801,724	11,816,946
PRET LLC Series 2022-RN2, Class A2 6.50%(1)	06/25/52	16,833,000	16,851,286
PRET LLC Series 2025-NPL4, Class A1 6.37%(1)	04/25/55	4,962,296	4,991,314
PRET LLC Series 2025-NPL6, Class A1 5.74%(1)	06/25/55	5,000,000	5,012,841
PRET Trust Series 2025-NPL1, Class A1 6.06%(1)	02/25/55	7,266,694	7,295,300
PRPM LLC Series 2024-RPL1, Class M1 4.10%(1),(5)	12/25/64	6,782,000	6,446,095
PRPM Trust Series 2023-NQM3, Class B2 7.45%(1),(5)	11/25/68	2,350,000	2,324,439
RAAC Trust Series 2005-SP1, Class 4A1 7.00%	09/25/34	19,702	19,721
RALI Trust Series 2005-QA13, Class 2A1 5.31%(5)	12/25/35	1,115,846	984,501
RALI Trust Series 2005-QA7, Class A21 5.44%(5)	07/25/35	332,915	313,892
RALI Trust Series 2005-QA8, Class CB21 5.27%(5)	07/25/35	446,348	230,286
RALI Trust Series 2006-QS13, Class 2A1 5.75%	11/25/61	2,239	1,339
RALI Trust Series 2006-QS16, Class A6 6.00%	11/25/36	280,691	223,152

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
RALI Trust Series 2007-QA3, Class A1 4.63% (1 mo. USD Term SOFR + 0.314%)(4)	05/25/37	$12,264,905	$11,066,367
RALI Trust Series 2007-QH6, Class A1 4.81% (1 mo. USD Term SOFR + 0.494%)(4)	07/25/37	5,979,964	5,600,312
RALI Trust Series 2007-QS1, Class 2AV (I/O) 0.17%(5)	01/25/37	1,186,636	6,069
Residential Asset Securitization Trust Series 2006-A9CB, Class A9 (PAC) 6.00%	09/25/36	4,926,874	1,385,014
RFMSI Trust Series 2007-SA2, Class 1A 5.00%(5)	04/25/37	182,742	94,307
Saxon Asset Securities Trust Series 2007-2, Class A2C 4.67% (1 mo. USD Term SOFR + 0.354%)(4)	05/25/47	11,390,133	8,311,546
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4 2.84%	01/25/36	3,244,737	2,776,280
Securitized Asset-Backed Receivables LLC Trust Series 2006-WM4, Class A1 4.81% (1 mo. USD Term SOFR + 0.494%)(1),(4)	11/25/36	7,968,532	3,588,912
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2 4.89% (1 mo. USD Term SOFR + 0.574%)(4)	02/25/37	5,409,908	2,391,365
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2B 4.83% (1 mo. USD Term SOFR + 0.514%)(4)	05/25/37	8,490,281	5,152,526
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.73% (1 mo. USD Term SOFR + 0.414%)(4)	12/25/36	5,008,976	2,443,816
Soundview Home Loan Trust Series 2007-OPT1, Class 2A3 4.64% (1 mo. USD Term SOFR + 0.324%)(4)	06/25/37	16,221,334	10,679,657
Soundview Home Loan Trust Series 2007-WMC1, Class 3A3 4.95% (1 mo. USD Term SOFR + 0.634%)(4)	02/25/37	924,582	248,725
Specialty Underwriting & Residential Finance Trust Series 2007-BC2, Class A1 4.66% (1 mo. USD Term SOFR + 0.344%)(4)	04/25/37	17,483,600	12,744,427
STARM Mortgage Loan Trust Series 2007-4, Class 3A1 4.98%(5)	10/25/37	593,158	529,116
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 5.07%(5)	09/25/34	168,013	164,492
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 4A2 5.35%(5)	03/25/34	469,287	449,575
Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1 5.01%(5)	06/25/35	161,303	137,559
Structured Adjustable Rate Mortgage Loan Trust Series 2005-7, Class 1A3 4.52%(5)	04/25/35	1,517,836	1,385,526
Structured Asset Investment Loan Trust Series 2004-6, Class A3 5.23% (1 mo. USD Term SOFR + 0.914%)(4)	07/25/34	5,353,702	5,544,247
Structured Asset Mortgage Investments II Trust Series 2006- AR5, Class 1A1 4.85% (1 mo. USD Term SOFR + 0.534%)(4)	05/25/36	169,003	117,935
Structured Asset Mortgage Investments II Trust Series 2006- AR7, Class A1B 4.55% (1 mo. USD Term SOFR + 0.234%)(4)	08/25/36	5,225,071	4,606,499
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 5.94% (1 mo. USD Term SOFR + 1.614%)(4)	02/25/35	5,236	6,319
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-4XS, Class 2A1 6.19% (1 mo. USD Term SOFR + 1.864%)(4)	03/25/35	608,382	591,342
Towd Point Mortgage Trust Series 2017-4, Class B1 3.66%(1),(5)	06/25/57	8,650,000	7,488,274
Towd Point Mortgage Trust Series 2019-1, Class B1 3.79%(1),(5)	03/25/58	7,087,000	5,588,248
Verus Securitization Trust Series 2022-INV1, Class B1 5.79%(1),(5)	08/25/67	4,540,000	4,451,114
Visio Trust Series 2023-2, Class B1 7.72%(1),(5)	10/25/58	6,088,000	6,081,024
VOLT XCIV LLC Series 2021-NPL3, Class A1 6.24%(1)	02/27/51	920,817	921,122
WaMu Asset-Backed Certificates WaMu Trust Series 2007- HE1, Class 2A2 4.65% (1 mo. USD Term SOFR + 0.334%)(4)	01/25/37	4,757,825	2,160,580
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR13, Class A1A 5.15% (1 mo. USD Term SOFR + 0.834%)(4)	11/25/34	73,145	71,317
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 5.32%(5)	01/25/35	249,169	234,585
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 5.13%(5)	12/25/35	7,935	7,373
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR16, Class 1A3 4.69%(5)	12/25/35	656,914	605,991

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2 5.09% (1 mo. USD Term SOFR + 0.774%)(4)	01/25/45		$217,020	$215,954
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A 5.40% (1 yr. MTA + 1.000%)(4)	02/25/46		2,687,076	2,456,092
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR4, Class 1A1 4.29% (1 yr. MTA + 0.940%)(4)	05/25/46		1,143,870	1,072,138
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A 5.38% (1 yr. MTA + 0.980%)(4)	07/25/46		2,206,296	2,074,140
WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY3, Class 1A1 3.83%(5)	03/25/37		1,297,862	1,091,064
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2 4.87% (1 mo. USD Term SOFR + 0.554%)(4)	02/25/37		27,268,493	8,568,884
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2007-OC1, Class A1 4.91% (1 mo. USD Term SOFR + 0.594%)(4)	01/25/47		3,793,709	3,355,032
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37		1,007,606	906,705
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3 5.07% (1 mo. USD Term SOFR + 0.754%)(4)	03/25/37		4,690,000	4,402,798
Wells Fargo Mortgage-Backed Securities Trust Series 2006- AR14, Class 2A1 7.38%(5)	10/25/36		202,294	187,117
Wells Fargo Mortgage-Backed Securities Trust Series 2006- AR4, Class 1A1 6.29%(5)	04/25/36		53,325	52,584

Total Residential Mortgage-backed Securities—Non-agency (Cost: $929,117,357)				737,375,985

CORPORATE BONDS—19.6%

Aerospace/Defense—0.4%
General Electric Co. 5.07% (3 mo. USD Term SOFR + 0.742%)(4)	08/15/36		10,370,000	9,731,104

Agriculture—0.4%
Altria Group, Inc. 4.88%	02/04/28		2,195,000	2,225,664
Imperial Brands Finance PLC (United Kingdom) 4.50%(1)	06/30/28		6,815,000	6,814,932
Philip Morris International, Inc. 2.75%	06/06/29	EUR	1,335,000	1,556,151

				10,596,747

Airlines—0.1%
American Airlines Pass-Through Trust Series 2015-2, Class AA 3.60%	03/22/29		1,626,771	1,581,124

Auto Manufacturers—0.3%
Volkswagen Financial Services AG (Germany) 3.88%(9)	11/19/31	EUR	3,500,000	4,128,029
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32		275,000	279,788
5.80%(1)	03/27/35		965,000	972,209
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(4),(9),(10)	09/06/32	EUR	2,100,000	2,790,327

				8,170,353

Banks—4.5%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(4)	03/11/27		8,934,000	8,765,326
1.92% (1 day USD SOFR + 1.370%)(4)	10/24/31		7,570,000	6,605,355
2.09% (1 day USD SOFR + 1.060%)(4)	06/14/29		7,044,000	6,603,820
2.65% (1 day USD SOFR + 1.220%)(4)	03/11/32		130,000	116,749
2.69% (1 day USD SOFR + 1.320%)(4)	04/22/32		2,145,000	1,927,197
4.38% (5 yr. CMT + 2.760%)(4),(10)	01/27/27		2,340,000	2,301,811
5.24% (3 mo. USD Term SOFR + 0.912%)(4)	12/01/26		4,400,000	4,395,424
Citibank NA
4.91%	05/29/30		5,350,000	5,454,057
Citigroup, Inc.
2.56% (1 day USD SOFR + 1.167%)(4)	05/01/32		4,095,000	3,629,439
Goldman Sachs Group, Inc.
1.09% (1 day USD SOFR + 0.789%)(4)	12/09/26		16,885,000	16,625,140
1.95% (1 day USD SOFR + 0.913%)(4)	10/21/27		4,295,000	4,160,524
2.38% (1 day USD SOFR + 1.248%)(4)	07/21/32		1,530,000	1,337,174
2.65% (1 day USD SOFR + 1.264%)(4)	10/21/32		1,820,000	1,607,570
5.54% (1 day USD SOFR + 1.380%)(4)	01/28/36		550,000	564,388
HSBC Holdings PLC (United Kingdom)
4.76% (1 day USD SOFR + 2.110%)(4)	06/09/28		960,000	963,763
JPMorgan Chase & Co.
1.05% (1 day USD SOFR + 0.800%)(4)	11/19/26		805,000	794,149
1.58% (1 day USD SOFR + 0.885%)(4)	04/22/27		10,250,000	10,014,557
2.07% (1 day USD SOFR + 1.015%)(4)	06/01/29		4,005,000	3,759,133
2.55% (1 day USD SOFR + 1.180%)(4)	11/08/32		2,625,000	2,312,730
4.95% (1 day USD SOFR + 1.340%)(4)	10/22/35		1,960,000	1,941,243
Morgan Stanley
1.79% (1 day USD SOFR + 1.034%)(4)	02/13/32		795,000	680,504

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
2.51% (1 day USD SOFR + 1.200%)(4)	10/20/32		$2,195,000	$1,923,522
2.94% (1 day USD SOFR + 1.290%)(4)	01/21/33		2,805,000	2,505,089
3.77% (3 mo. USD Term SOFR + 1.402%)(4)	01/24/29		2,160,000	2,127,967
5.59% (1 day USD SOFR + 1.418%)(4)	01/18/36		2,685,000	2,763,107
PNC Financial Services Group, Inc.
3.40% (5 yr. CMT + 2.595%)(4),(10)	09/15/26		1,980,000	1,917,234
6.88% (1 day USD SOFR + 2.284%)(4)	10/20/34		1,585,000	1,773,457
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(4)	06/14/27		1,630,000	1,583,366
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(4)	02/01/34		1,175,000	1,161,629
5.68% (1 day USD SOFR + 1.860%)(4)	01/23/35		100,000	103,929
Wells Fargo & Co.
2.57% (3 mo. USD Term SOFR + 1.262%)(4)	02/11/31		1,406,000	1,288,219
5.21% (1 day USD SOFR + 1.380%)(4)	12/03/35		480,000	482,194
5.50% (1 day USD SOFR + 1.780%)(4)	01/23/35		70,000	71,833
5.57% (1 day USD SOFR + 1.740%)(4)	07/25/29		18,960,000	19,581,509

				121,843,108

Beverages—0.2%
Bacardi Ltd. 5.15%(1)	05/15/38		1,500,000	1,380,585
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		4,450,000	3,688,516

				5,069,101

Chemicals—0.3%
FIS Fabbrica Italiana Sintetici SpA (Italy) 5.63%(9)	08/01/27	EUR	400,000	473,611
International Flavors & Fragrances, Inc.
2.30%(1)	11/01/30		7,835,000	6,932,094
3.27%(1)	11/15/40		130,000	95,507

				7,501,212

Commercial Services—0.4%
AA Bond Co. Ltd. (United Kingdom) 8.45%(9)	07/31/50	GBP	775,000	1,131,626
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		818,000	837,567
Grand Canyon University 5.13%	10/01/28		1,450,000	1,406,964
OT Midco Ltd. 10.00%(1)	02/15/30		1,785,000	1,382,411
RAC Bond Co. PLC (United Kingdom) 8.25%(9)	05/06/46	GBP	500,000	743,846
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31		1,794,000	1,794,269
Rollins, Inc. 5.25%	02/24/35		4,095,000	4,112,813

				11,409,496

Computers—0.3%
Dell International LLC/EMC Corp.
4.75%	04/01/28		4,110,000	4,160,101
5.00%	04/01/30		2,725,000	2,770,262

				6,930,363

Cosmetics/Personal Care—0.1%
Edgewell Personal Care Co. 4.13%(1)	04/01/29		1,475,000	1,394,701

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.00%	10/29/28		10,100,000	9,626,613
American Express Co. 3.55% (5 yr. CMT + 2.854%)(4),(10)	09/15/26		2,350,000	2,299,216
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		5,278,000	5,018,745
Charles Schwab Corp. 5.00% (5 yr. CMT + 3.256%)(4),(10)	06/01/27		2,020,000	2,018,647
GGAM Finance Ltd. (Ireland) 8.00%(1)	06/15/28		1,582,000	1,675,227

				20,638,448

Electric—1.0%
Alliant Energy Finance LLC 3.60%(1)	03/01/32		8,130,000	7,398,056
Amprion GmbH (Germany) 4.00%(9)	05/21/44	EUR	700,000	791,810
Comision Federal de Electricidad (Mexico) 3.35%(9)	02/09/31		650,000	573,761
E.ON SE (Germany) 3.50%(9)	04/16/33	EUR	2,060,000	2,440,643
Elia Group SA (Belgium) 3.88%(9)	06/11/31	EUR	600,000	717,882
Eurogrid GmbH (Germany)
1.11%(9)	05/15/32	EUR	1,200,000	1,217,878
3.28%(9)	09/05/31	EUR	300,000	353,331
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		3,153,000	3,005,313
MVM Energetika Zrt (Hungary) 6.50%(9)	03/13/31		1,053,000	1,091,403
Scottish Hydro Electric Transmission PLC (United Kingdom) 3.38%(9)	09/04/32	EUR	780,000	911,849
Southwestern Electric Power Co. 4.10%	09/15/28		2,190,000	2,171,363
TenneT Holding BV (Netherlands)
2.75%(9)	05/17/42	EUR	830,000	881,152
4.75%(9)	10/28/42	EUR	1,155,000	1,474,442
Trans-Allegheny Interstate Line Co. 5.00%(1)	01/15/31		3,615,000	3,680,287

				26,709,170

Engineering & Construction—0.1%
Artera Services LLC 8.50%(1)	02/15/31		609,000	507,175
Gatwick Funding Ltd. (United Kingdom) 3.63%(9)	10/16/35	EUR	150,000	175,072
Heathrow Funding Ltd. (United Kingdom)
1.13%(9)	10/08/32	EUR	1,715,000	1,805,898
3.88%(9)	01/16/38	EUR	885,000	1,025,154

				3,513,299

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Entertainment—0.4%
Caesars Entertainment, Inc. 8.13%(1)	07/01/27		$1,208,000$	1,209,280
FDJ UNITED (France) 3.38%(9)	11/21/33	EUR	1,600,000	1,854,983
Flutter Treasury DAC (Ireland) 5.00%(1)	04/29/29	EUR	500,000	609,216
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		1,075,000	1,055,231
Voyager Parent LLC 9.25%(1)	07/01/32		1,091,000	1,138,197
WarnerMedia Holdings, Inc.
4.28%(11)	03/15/32		1,122,000	947,720
5.05%	03/15/42		6,713,000	4,516,305
5.14%(11)	03/15/52		915,000	565,113

				11,896,045

Environmental Control—0.1%
Luna 2 5SARL (Luxemburg) 5.50%(1),(11)	07/01/32	EUR	1,335,000	1,599,277
Waste Pro USA, Inc. 7.00%(1)	02/01/33		813,000	846,463

				2,445,740

Food—0.7%
ELO SACA (France) 6.00%(9)	03/22/29	EUR	1,400,000	1,532,427
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%	05/15/32		2,940,000	2,576,234
3.75%	12/01/31		781,000	727,095
6.75%	03/15/34		2,419,000	2,643,290
Mondelez International Holdings Netherlands BV 0.88%(9)	10/01/31	EUR	1,315,000	1,352,189
Pilgrim’s Pride Corp.
3.50%	03/01/32		382,000	344,434
4.25%	04/15/31		1,035,000	999,510
6.25%	07/01/33		3,200,000	3,386,720
Post Holdings, Inc. 4.63%(1)	04/15/30		1,470,000	1,415,081
Smithfield Foods, Inc. 2.63%(1)	09/13/31		4,690,000	4,046,954

				19,023,934

Gas—0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		2,998,000	3,093,696
9.50%(1)	06/01/30		1,151,000	1,193,760
National Gas Transmission PLC (United Kingdom) 4.25%(9)	04/05/30	EUR	2,075,000	2,545,517
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(4)	09/15/55		869,000	879,732
Southern Co. Gas Capital Corp. 3.88%	11/15/25		2,410,000	2,403,782
Venture Global Plaquemines LNG LLC 7.75%(1)	05/01/35		835,000	904,881

				11,021,368

Health Care-Products—0.3%
American Medical Systems Europe BV 3.00%	03/08/31	EUR	2,850,000	3,341,055
Bausch & Lomb Corp. 8.38%(1)	10/01/28		485,000	506,971
Molnlycke Holding AB (Sweden) 4.25%(9)	06/11/34	EUR	970,000	1,175,127
Sartorius Finance BV (Germany) 4.50%(9)	09/14/32	EUR	200,000	246,135
Sotera Health Holdings LLC 7.38%(1)	06/01/31		1,255,000	1,304,623
Thermo Fisher Scientific, Inc. 1.88%	10/01/49	EUR	1,545,000	1,171,783

				7,745,694

Health Care-Services—0.7%
Cerba Healthcare SACA (France) 3.50%(9)	05/31/28	EUR	1,070,000	912,937
Elevance Health, Inc. 5.20%	02/15/35		4,080,000	4,124,717
Fortrea Holdings, Inc. 7.50%(1)	07/01/30		1,860,000	1,687,020
HAH Group Holding Co. LLC 9.75%(1)	10/01/31		1,340,000	1,329,200
Humana, Inc. 5.55%	05/01/35		2,195,000	2,207,863
Kedrion SpA (Italy) 6.50%(1)	09/01/29		1,135,000	1,087,432
Lonza Finance International NV (Switzerland) 3.50%(9)	09/04/34	EUR	420,000	488,456
Mehilainen Yhtiot OYJ (Finland) 5.13%(1)	06/30/32	EUR	660,000	778,715
ModivCare, Inc. 5.00%(1),(12)	10/01/29		5,514,600	1,516,515
UnitedHealth Group, Inc. 5.15%	07/15/34		2,030,000	2,051,254
Universal Health Services, Inc.
1.65%	09/01/26		1,500,000	1,449,240
2.65%	01/15/32		590,000	501,004

				18,134,353

Household Products/Wares—0.1%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		2,132,000	1,725,257

Insurance—0.4%
Athene Global Funding
2.72%(1)	01/07/29		1,535,000	1,432,662
3.21%(1)	03/08/27		2,225,000	2,164,346
Farmers Exchange Capital 7.20%(1)	07/15/48		150,000	150,789
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(4)	11/01/53		2,500,000	2,389,375
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(1),(4)	11/01/57		3,800,000	3,101,636
HUB International Ltd. 7.38%(1)	01/31/32		1,158,000	1,212,171

				10,450,979

Internet—0.1%
Getty Images, Inc. 11.25%(1)	02/21/30		1,034,171	1,027,738
Snap, Inc. 6.88%(1)	03/01/33		1,650,000	1,694,171

				2,721,909

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Investment Companies—0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		$2,013,000	$1,881,773
9.75%	01/15/29		2,575,000	2,519,122

				4,400,895

Leisure Time—0.1%
MajorDrive Holdings IV LLC 6.38%(1)	06/01/29		1,156,000	916,847
Sabre GLBL, Inc.
10.75%(1)	11/15/29		355,000	365,398
11.13%(1)	07/15/30		170,000	178,093

				1,460,338

Lodging—0.3%
Hyatt Hotels Corp. 5.05%	03/30/28		3,700,000	3,740,700
Las Vegas Sands Corp. 5.63%	06/15/28		5,460,000	5,571,712

				9,312,412

Machinery-Diversified—0.0%
Oregon Tool Lux LP 7.88%(1)	10/15/29		2,242,299	1,303,314

Media—0.7%
Cable One, Inc. 4.00%(1)	11/15/30		1,010,000	796,688
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%	03/01/50		570,000	457,032
6.55%	06/01/34		2,347,000	2,504,390
6.65%	02/01/34		800,000	856,944
CSC Holdings LLC
4.63%(1)	12/01/30		500,000	233,060
5.75%(1)	01/15/30		1,085,000	538,670
6.50%(1)	02/01/29		3,093,000	2,516,990
11.75%(1)	01/31/29		2,129,000	2,020,400
DISH Network Corp. 11.75%(1)	11/15/27		1,654,000	1,704,761
Sinclair Television Group, Inc. 8.13%(1)	02/15/33		1,250,000	1,267,200
Time Warner Cable LLC
4.50%	09/15/42		775,000	618,295
5.50%	09/01/41		2,678,000	2,437,864
5.88%	11/15/40		1,180,000	1,133,472
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		1,630,000	1,449,771

				18,535,537

Mining—0.2%
Corp. Nacional del Cobre de Chile 5.13%(9)	02/02/33		3,232,000	3,144,057
Novelis Corp. 3.25%(1)	11/15/26		1,095,000	1,078,181

				4,222,238

Miscellaneous Manufacturers—0.0%
CTEC II GmbH (Germany) 5.25%(9)	02/15/30	EUR	654,000	655,591

Office/Business Equipment—0.1%
Xerox Corp. 10.25%(1)	10/15/30		1,659,000	1,738,300

Oil & Gas—0.4%
Ecopetrol SA (Colombia) 8.88%	01/13/33		780,000	805,171
KazMunayGas National Co. JSC (Kazakhstan)
3.50%(9)	04/14/33		1,586,000	1,373,222
5.38%(9)	04/24/30		2,424,000	2,440,920
Pertamina Persero PT (Indonesia) 3.10%(1)	08/27/30		4,079,000	3,752,802
Petroleos Mexicanos 6.35%	02/12/48		652,000	454,711
Petroleos Mexicanos (Mexico) 6.75%	09/21/47		658,000	476,471
Transocean, Inc. 8.75%(1)	02/15/30		868,000	895,819

				10,199,116

Oil & Gas Services—0.0%
USA Compression Partners LP/USA Compression Finance Corp. 7.13%(1)	03/15/29		1,006,000	1,031,975

Packaging & Containers—0.4%
Amcor Flexibles North America, Inc. 4.80%(1)	03/17/28		3,750,000	3,781,537
Amcor Group Finance PLC 5.45%	05/23/29		2,525,000	2,598,301
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%(1)	08/15/26		867,000	814,850
5.25%(1)	08/15/27		4,002,000	1,789,854
Berry Global, Inc.
1.65%	01/15/27		105,000	100,764
4.88%(1)	07/15/26		556,000	556,006
5.65%	01/15/34		2,300,000	2,379,833

				12,021,145

Pharmaceuticals—1.1%
1261229 BC Ltd. 10.00%(1)	04/15/32		1,430,000	1,444,228
Bayer U.S. Finance II LLC (Germany)
4.38%(1)	12/15/28		3,059,000	3,030,796
4.40%(1)	07/15/44		1,493,000	1,162,659
4.63%(1)	06/25/38		2,775,000	2,456,263
5.50%(1)	08/15/25		2,000,000	2,003,140
Bayer U.S. Finance LLC (Germany) 6.88%(1)	11/21/53		1,598,000	1,698,163
CVS Health Corp.
4.78%	03/25/38		525,000	481,997
5.05%	03/25/48		2,025,000	1,750,795
5.88%	06/01/53		1,411,000	1,350,271
6.75% (5 yr. CMT + 2.516%)(4)	12/10/54		2,300,000	2,312,742
Galderma Finance Europe BV (Netherlands) 3.50%(9)	03/20/30	EUR	2,290,000	2,713,410
Grifols SA (Spain)
3.88%(9)	10/15/28	EUR	2,280,000	2,560,677
4.75%(1)	10/15/28		945,000	907,361
7.50%(9)	05/01/30	EUR	300,000	369,051
Teva Pharmaceutical Finance Netherlands II BV (Israel) 4.13%	06/01/31	EUR	3,025,000	3,564,317
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		535,000	546,765
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		535,000	543,410

				28,896,045

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Pipelines—0.5%
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(4),(10)	02/15/28		$2,751,000	$2,744,948
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.16%(1)	03/31/34		1,290,013	1,144,989
Global Partners LP/GLP Finance Corp. 8.25%(1)	01/15/32		1,270,000	1,337,399
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32		1,080,000	1,082,516
QazaqGaz NC JSC (Kazakhstan) 4.38%(9)	09/26/27		650,000	637,670
TransMontaigne Partners LLC 8.50%(1)	06/15/30		1,290,000	1,344,890
Venture Global LNG, Inc.
7.00%(1)	01/15/30		1,802,000	1,824,507
9.00% (5 yr. CMT + 5.440%)(1),(4),(10)	09/30/29		1,183,000	1,153,827
9.88%(1)	02/01/32		1,562,000	1,687,819
Venture Global Plaquemines LNG LLC 6.75%	01/15/36		1,610,000	1,610,000

				14,568,565

Real Estate—0.2%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(9)	05/04/28	EUR	1,120,000	1,240,141
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund (Luxemburg) 4.75%(9)	03/27/34	EUR	1,155,000	1,414,272
China SCE Group Holdings Ltd. 7.00%(2),(9)	05/02/25		1,070,000	54,752
LEG Immobilien SE (Germany)
0.88%(9)	03/30/33	EUR	400,000	376,651
1.50%(9)	01/17/34	EUR	100,000	96,862
Times China Holdings Ltd. (China) 6.75%(2),(9)	07/08/25		1,040,000	37,076
Vonovia SE (Germany)
0.75%(9)	09/01/32	EUR	400,000	386,032
1.50%(9)	06/14/41	EUR	2,000,000	1,577,630
Zhenro Properties Group Ltd. (China) 6.63%(2),(6),(9)	01/07/26		1,810,000	9,412

				5,192,828

REIT—1.6%
American Assets Trust LP 3.38%	02/01/31		4,005,000	3,591,724
American Tower Corp.
2.70%	04/15/31		30,000	26,923
2.90%	01/15/30		5,440,000	5,070,298
Americold Realty Operating Partnership LP 5.60%	05/15/32		4,070,000	4,091,164
Digital Dutch Finco BV
1.00%(9)	01/15/32	EUR	1,770,000	1,766,555
3.88%(9)	03/15/35	EUR	1,035,000	1,195,726
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	1,695,000	1,935,735
GLP Capital LP/GLP Financing II, Inc. 5.75%	06/01/28		6,241,000	6,401,643
Healthcare Realty Holdings LP
3.50%	08/01/26		2,257,000	2,228,855
3.63%	01/15/28		625,000	610,200
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		3,415,000	3,467,147
Hudson Pacific Properties LP
3.95%	11/01/27		2,947,000	2,827,470
5.95%	02/15/28		805,000	785,954
Lineage OP LP 5.25%(1)	07/15/30		2,575,000	2,592,278
LXP Industrial Trust 2.70%	09/15/30		2,000,000	1,790,720
Prologis Euro Finance LLC
4.00%	05/05/34	EUR	990,000	1,189,165
4.63%	05/23/33	EUR	415,000	524,419
Realty Income Corp.
3.38%	06/20/31	EUR	130,000	152,150
4.88%	07/06/30	EUR	710,000	893,932
RHP Hotel Properties LP/RHP Finance Corp. (REIT) 6.50%(1)	04/01/32		665,000	684,378
VICI Properties LP/VICI Note Co., Inc.
3.88%(1)	02/15/29		865,000	838,410
4.13%(1)	08/15/30		113,000	108,422
WP Carey, Inc. (REIT) 4.25%	07/23/32	EUR	950,000	1,150,140

				43,923,408

Retail—0.4%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		1,345,000	1,377,374
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		1,535,000	1,523,856
5.88%(1)	04/01/29		3,864,000	3,581,078
Michaels Cos., Inc.
5.25%(1)	05/01/28		2,383,000	1,921,294
7.88%(1)	05/01/29		675,000	446,094
Papa John’s International, Inc. 3.88%(1)	09/15/29		1,565,000	1,521,430
Staples, Inc. 10.75%(1)	09/01/29		600,000	570,486

				10,941,612

Semiconductors—0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		825,000	846,260
Intel Corp.
2.00%	08/12/31		2,300,000	1,976,781
3.05%	08/12/51		826,000	492,395

				3,315,436

Software—0.5%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		2,202,000	2,266,210
Open Text Corp. (Canada) 6.90%(1)	12/01/27		5,545,000	5,749,722
Oracle Corp. 4.80%	08/03/28		4,060,000	4,127,477

				12,143,409

Telecommunications—0.5%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		990,000	726,135
9.63%(1)	07/15/27		1,945,000	1,676,435
Consolidated Communications, Inc.
5.00%(1)	10/01/28		270,000	273,272
6.50%(1)	10/01/28		1,452,000	1,479,370
EchoStar Corp. 10.75%	11/30/29		891,000	916,830
Frontier Communications Holdings LLC 8.63%(1)	03/15/31		100,000	106,333
Global Switch Finance BV (United Kingdom) 1.38%(9)	10/07/30	EUR	4,505,000	4,958,050

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Telecommunications (Continued)
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.75%(1)	07/15/31		$1,073,000	$993,265
7.75%(1)	04/15/32		415,000	431,895
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		1,016,000	1,065,053
Zayo Group Holdings, Inc. 4.00%(1)	03/01/27		1,460,000	1,370,546

				13,997,184

Water—0.2%
Holding d’Infrastructures des Metiers de l’Environnement (France) 4.88%(9)	10/24/29	EUR	745,000	908,056
Severn Trent Utilities Finance PLC (United Kingdom) 3.88%(9)	08/04/35	EUR	1,525,000	1,802,508
Suez SACA (France) 2.88%(9)	05/24/34	EUR	1,300,000	1,427,501
United Utilities Water Finance PLC (United Kingdom) 3.75%(9)	05/23/34	EUR	1,270,000	1,491,355

				5,629,420

Total Corporate Bonds (Cost: $527,299,654)				523,742,273

MUNICIPAL BONDS—0.2%
County of Miami-Dade Aviation Revenue, Series B 2.86%	10/01/35		1,750,000	1,454,976
County of Miami-Dade Aviation Revenue, Series D 3.35%	10/01/29		2,000,000	1,935,208
New York State Dormitory Authority, Revenue bonds 5.29%	03/15/33		2,800,351	2,836,210

Total Municipal Bonds (Cost: $6,875,894)				6,226,394

FOREIGN GOVERNMENT BONDS—1.8%
Brazil Government International Bonds
6.00%	10/20/33		1,230,000	1,221,870
6.13%	01/22/32		1,500,000	1,535,310
6.13%	03/15/34		1,310,000	1,303,489
6.63%	03/15/35		2,500,000	2,529,925
Colombia Government International Bonds
7.75%	11/07/36		1,360,000	1,332,732
8.00%	04/20/33		200,000	207,452
Colombia Government International Bonds (Colombia) 3.13%	04/15/31		2,027,000	1,668,708
Costa Rica Government International Bonds 6.55%(9)	04/03/34		2,150,000	2,246,127
Finance Department Government of Sharjah 6.50%(1)	11/23/32		1,629,000	1,701,914
Guatemala Government Bonds
5.25%(9)	08/10/29		3,050,000	3,029,626
6.60%(9)	06/13/36		1,300,000	1,324,648
Hungary Government International Bonds 2.13%(1)	09/22/31		3,147,000	2,618,304
Indonesia Government International Bonds 4.75%	09/10/34		1,100,000	1,081,399
Israel Government International Bonds 5.38%	02/19/30		1,800,000	1,840,338
Mexico Government International Bonds
2.66%	05/24/31		2,472,000	2,143,891
4.88%	05/19/33		2,259,000	2,137,511
6.35%	02/09/35		3,850,000	3,942,169
Panama Government International Bonds
2.25%	09/29/32		3,706,000	2,834,089
6.40%	02/14/35		460,000	448,468
Paraguay Government International Bonds 4.95%(9)	04/28/31		2,185,000	2,176,347
Peru Government International Bonds 3.00%	01/15/34		2,000,000	1,684,860
Republic of South Africa Government International Bonds
4.30%	10/12/28		827,000	799,709
4.85%	09/30/29		1,283,000	1,237,915
5.88%	06/22/30		875,000	872,918
5.88%	04/20/32		1,064,000	1,041,699
Romania Government International Bonds
3.00%(9)	02/14/31		3,440,000	2,943,126
3.63%(9)	03/27/32		960,000	824,102
6.63%(1)	02/17/28		450,000	464,621
Uruguay Government International Bonds 5.44%	02/14/37		1,200,000	1,232,940

Total Foreign Government Bonds (Cost: $49,036,749)				48,426,207

U.S. TREASURY SECURITIES—5.1%
U.S. Treasury Bonds 4.75%	05/15/55		3,571,000	3,551,750
U.S. Treasury Notes
3.88%	06/30/30		131,725,000	132,244,696
4.25%	05/15/35		538,000	538,967

Total U.S. Treasury Securities (Cost: $135,655,012)				136,335,413

BANK LOANS—4.0%

Advertising—0.0%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.79% (3 mo. USD Term SOFR + 4.250%)(4)	10/28/27		970,929	815,415

Aerospace & Defense—0.0%
TransDigm, Inc. 2023 Term Loan J 6.80% (3 mo. USD Term SOFR + 2.500%)(4)	02/28/31		566,481	568,127
TransDigm, Inc. 2024 Term Loan I 7.05% (3 mo. USD Term SOFR + 2.750%)(4)	08/24/28		503,952	506,300

				1,074,427

Apparel—0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 6.58% (1 mo. USD Term SOFR + 2.250%)(4)	12/21/28		790,864	791,418

Auto Parts & Equipment—0.0%
First Brands Group LLC 2021 Term Loan 9.54% (3 mo. USD Term SOFR + 5.000%)(4)	03/30/27		250,233	237,105

Beverages—0.2%
Celsius Holdings, Inc. Term Loan 7.49% (3 mo. USD Term SOFR + 3.250%)(4)	04/01/32		651,883	656,528
Naked Juice LLC 2025 FLFO Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(4)	01/24/29		3,494,262	3,472,423
Naked Juice LLC 2025 FLSO Term Loan 7.65% (3 mo. USD Term SOFR + 3.250%)(4)	01/24/29		207,641	166,113
Naked Juice LLC 2025 FLTO Term Loan 10.40% (3 mo. USD Term SOFR + 5.000%)(4)	01/24/30		617,373	297,882

				4,592,946

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Chemicals—0.0%
Chemours Co. 2023 USD Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(4)	08/18/28	$1,047,168	$1,045,534

Commercial Services—0.2%
Albion Financing 3 SARL 2025 USD Term Loan B 7.32% (3 mo. USD Term SOFR + 3.000%)(4)	08/16/29	135,950	136,333
ASP Dream Acquisition Co. LLC Term Loan B 8.68% (1 mo. USD Term SOFR + 4.250%)(4)	12/15/28	1,002,858	972,772
Belron Finance 2019 LLC 2024 USD Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(4)	10/16/31	469,699	472,411
Boost Newco Borrower LLC 2025 USD Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(4)	01/31/31	769,962	772,850
CCRR Parent, Inc. Term Loan B 8.70% (3 mo. USD Term SOFR + 4.250%)(4)	03/06/28	354,435	155,508
CCRR Parent, Inc. US Acquisition Facility 8.68% (3 mo. USD Term SOFR + 4.250%)(4)	03/06/28	733,572	327,907
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(4)	07/06/29	276,082	277,290
Kelso Industries LLC Term Loan 10.08% (1 mo. USD Term SOFR + 5.750%)(4),(13)	12/30/29	559,162	563,356
KUEHG Corp. 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(4)	06/12/30	244,551	244,952
Ryan LLC Term Loan 7.83% (1 mo. USD Term SOFR + 3.500%)(4)	11/14/30	394,728	395,746
TruGreen LP 2020 Term Loan 8.43% (1 mo. USD Term SOFR + 4.000%)(4)	11/02/27	1,005,847	956,817
Valvoline, Inc. Term Loan B 0.00% (14)	03/19/32	992,193	996,672

			6,272,614

Computers—0.1%
McAfee LLC 2024 USD 1st Lien Term Loan B 7.32% (1 mo. USD Term SOFR + 3.000%)(4)	03/01/29	162,504	158,153
Peraton Corp. Term Loan B 8.18% (1 mo. USD Term SOFR + 3.750%)(4)	02/01/28	1,116,348	988,666
Twitter, Inc. 2025 Fixed Term Loan 9.50% (14)	10/26/29	944,429	919,637
Twitter, Inc. Term Loan 10.93% (1 mo. USD Term SOFR + 6.500%)(4)	10/26/29	1,123,774	1,099,281

			3,165,737

Cosmetics/Personal Care—0.1%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(4)	04/28/32	1,444,547	1,452,225

Distribution & Wholesale—0.0%
BCPE Empire Holdings, Inc. 2025 Term Loan B 7.58% (1 mo. USD Term SOFR + 3.250%)(4)	12/11/30	669,099	666,088

Diversified Financial Services—0.2%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.07% (1 mo. USD Term SOFR + 1.750%)(4)	06/24/30	2,009,539	2,013,256
Blackhawk Network Holdings, Inc. 2025 Term Loan B 8.33% (1 mo. USD Term SOFR + 4.000%)(4)	03/12/29	865,780	871,529
Deerfield Dakota Holding LLC 2020 USD Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(4)	04/09/27	1,119,373	1,090,303
Guggenheim Partners LLC 2024 Term Loan B 6.80% (3 mo. USD Term SOFR + 2.500%)(4)	11/26/31	368,086	370,041
Jane Street Group LLC 2024 Term Loan B1 6.33% (3 mo. USD Term SOFR + 2.000%)(4)	12/15/31	833,550	833,462
Jefferies Finance LLC 2024 Term Loan 7.32% (1 mo. USD Term SOFR + 3.000%)(4)	10/21/31	298,763	299,697
Summit Acquisition, Inc. 2024 Term Loan B 8.08% (1 mo. USD Term SOFR + 3.750%)(4)	10/16/31	792,470	795,442

			6,273,730

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electric—0.1%
Calpine Corp. 2024 Term Loan B10 6.08% (1 mo. USD Term SOFR + 1.750%)(4)	01/31/31	$288,953	$289,247
Cornerstone Generation LLC Term Loan B 0.00%(14)	10/28/31	329,147	331,204
Edgewater Generation LLC 2025 Repriced Term Loan 7.33% (1 mo. USD Term SOFR + 3.000%)(4)	08/01/30	310,013	311,591
EFS Cogen Holdings I LLC 2020 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(4)	10/03/31	634,260	637,894
Kestrel Acquisition LLC 2024 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(4)	11/06/31	381,504	382,084
Potomac Energy Center LLC 2025 Term Loan 0.00%(14)	03/14/32	412,729	412,729
Potomac Energy Center LLC Term Loan 10.56% (3 mo. USD Term SOFR + 6.000%)(4)	11/12/26	413,827	415,379
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(4)	08/29/31	418,835	421,103
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(4)	08/29/31	26,774	26,919
Vistra Operations Co. LLC 1st Lien Term Loan B3 6.08% (1 mo. USD Term SOFR + 1.750%)(4)	12/20/30	642,629	645,017

			3,873,167

Electrical Components & Equipment—0.0%
Pelican Products, Inc. 2021 Term Loan 8.81% (3 mo. USD Term SOFR + 4.250%)(4)	12/29/28	1,089,410	957,999

Electronics—0.0%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(4)	10/24/31	284,288	285,354

Engineering & Construction—0.0%
Artera Services LLC 2024 Term Loan 8.80% (3 mo. USD Term SOFR + 4.500%)(4)	02/15/31	678,242	571,032
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 7.94% (1 mo. USD Term SOFR + 3.500%)(4),(15)	03/31/28	592,601	594,432

			1,165,464

Entertainment—0.2%
DK Crown Holdings, Inc. 2025 Term Loan B 6.07% (1 mo. USD Term SOFR + 1.750%)(4)	03/04/32	154,915	154,592
Flutter Financing BV 2025 Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(4)	06/04/32	411,461	411,975
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(4)	08/13/31	1,017,119	1,028,562
UFC Holdings LLC 2024 Term Loan B 6.57% (3 mo. USD Term SOFR + 2.250%)(4)	11/21/31	531,170	533,757
Voyager Parent LLC Term Loan B 0.00%(14)	05/09/32	2,056,956	2,038,670

			4,167,556

Food—0.1%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 10.25% (1 mo. USD Term SOFR + 3.750%)(4)	10/01/25	887,499	887,996
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 8.44% (1 mo. USD Term SOFR + 4.000%)(4)	06/09/28	878,029	868,370
United Natural Foods, Inc. 2024 Term Loan 9.08% (1 mo. USD Term SOFR + 4.750%)(4)	05/01/31	800,149	808,150

			2,564,516

Health Care-Products—0.1%
Antylia Scientific Term Loan 8.32% (3 mo. USD Term SOFR + 4.000%)(4)	05/27/32	723,268	705,787
Bausch & Lomb Corp. Term Loan 8.67% (1 mo. USD Term SOFR + 4.250%)(4)	05/10/27	942,224	941,743
NSM Top Holdings Corp. 2024 Term Loan 0.00%(14)	05/14/29	320,842	323,120

			1,970,650

Health Care-Services—0.4%
ADMI Corp. 2021 Term Loan B2 7.82% (1 mo. USD Term SOFR + 3.375%)(4)	12/23/27	552,828	524,954
ADMI Corp. 2023 Term Loan B5 10.08% (1 mo. USD Term SOFR + 5.750%)(4)	12/23/27	281,920	274,026
Aveanna Healthcare LLC 2021 Term Loan B 8.18% (3 mo. USD Term SOFR + 3.750%)(4)	07/17/28	2,895,589	2,840,399
Heartland Dental LLC 2024 Term Loan 8.83% (1 mo. USD Term SOFR + 4.500%)(4)	04/28/28	536,167	537,511

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Services (Continued)
IQVIA, Inc. 2025 Repriced Term Loan B 6.05% (3 mo. USD Term SOFR + 1.750%)(4)	01/02/31	$495,154	$497,862
ModivCare, Inc. 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(4)	07/01/31	2,603,580	1,920,140
Modivcare, Inc. 2025 Incremental Term Loan 11.71% (3 mo. USD Term SOFR + 7.500%)(4)	01/09/26	688,354	535,540
NAPA Management Services Corp. Term Loan B 9.68% (1 mo. USD Term SOFR + 5.250%)(4)	02/23/29	1,227,094	993,946
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.79% (3 mo. USD Term SOFR + 3.250%)(4)	12/29/28	1,871,226	1,678,255
Star Parent, Inc. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(4)	09/27/30	314,936	312,263

			10,114,896

Home Furnishings—0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 7.32% (1 mo. USD Term SOFR + 3.000%)(4)	07/31/28	732,326	732,113

Insurance—0.0%
Asurion LLC 2021 Second Lien Term Loan B4 9.69% (1 mo. USD Term SOFR + 5.250%)(4)	01/20/29	659,757	613,831

Internet—0.3%
Arches Buyer, Inc. 2021 Term Loan B 7.68% (1 mo. USD Term SOFR + 3.250%)(4)	12/06/27	577,672	571,280
Barracuda Networks, Inc. 2022 Term Loan 8.78% (3 mo. USD Term SOFR + 4.500%)(4)	08/15/29	974,486	812,112
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(4)	12/12/29	1,318,161	1,332,582
Magnite, Inc. 2025 Repriced Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(4)	02/06/31	927,078	931,133
MH Sub I LLC 2023 Term Loan 8.58% (1 mo. USD Term SOFR + 4.250%)(4)	05/03/28	714,402	671,538
MH Sub I LLC 2024 Term Loan B4 8.58% (1 mo. USD Term SOFR + 4.250%)(4)	12/31/31	1,063,031	926,500
Red Ventures LLC 2024 Term Loan B 7.08% (1 mo. USD Term SOFR + 2.750%)(4)	03/04/30	868,288	739,673
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.59% (3 mo. USD Term SOFR + 5.000%)(4)	07/15/28	906,013	905,591
TripAdvisor, Inc. Term Loan 7.08% (1 mo. USD Term SOFR + 2.750%)(4)	07/08/31	629,010	628,224

			7,518,633

Leisure Time—0.1%
City Football Group Ltd. 2024 Term Loan 8.04% (3 mo. USD Term SOFR + 3.500%)(4)	07/22/30	483,208	482,000
MajorDrive Holdings IV LLC Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(4)	06/01/28	156,579	153,991
Sabre GLBL, Inc. 2022 1st Lien Term Loan B 9.43% (1 mo. USD Term SOFR + 5.000%)(4)	06/30/28	294,105	292,708
Sabre GLBL, Inc. 2024 Term Loan B1 10.43% (1 mo. USD Term SOFR + 6.000%)(4)	11/15/29	559,189	559,189

			1,487,888

Lodging—0.1%
Fertitta Entertainment LLC 2022 Term Loan B 7.83% (1 mo. USD Term SOFR + 3.500%)(4)	01/27/29	234,244	234,253
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 6.07% (1 mo. USD Term SOFR + 1.750%)(4)	11/08/30	1,457,180	1,463,781

			1,698,034

Machinery-Construction & Mining—0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.57% (1 mo. USD Term SOFR + 2.250%)(4)	01/27/31	623,534	624,392

Machinery-diversified—0.1%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.67% (3 mo. USD Term SOFR + 5.350%)(4)	10/15/29	118,407	119,961
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(4)	10/15/29	2,725,848	2,223,829

			2,343,790

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Media—0.2%
Charter Communications Operating LLC 2023 Term Loan B4 0.00%(11),(14)	12/07/30	$387,087	$387,329
Charter Communications Operating LLC 2024 Term Loan B5 6.55% (3 mo. USD Term SOFR + 2.250%)(4)	12/15/31	598,397	600,007
NEP Group, Inc. 2023 Term Loan B 1.50% (3 mo. USD Term SOFR + 3.250%)(4)	08/19/26	1,356,037	1,253,066
Telenet Financing USD LLC 2020 USD Term Loan AR 6.43% (1 mo. USD Term SOFR + 2.000%)(4)	04/30/28	472,296	462,458
Virgin Media Bristol LLC 2024 Fungible Term Loan Y3 0.00%(14)	03/31/31	1,335,159	1,319,912

			4,022,772

Mining—0.0%
American Rock Salt Co. LLC 2024 First Out Term Loan 11.59% (3 mo. USD Term SOFR + 7.000%)(4),(16)	06/09/28	451,573	454,960

Miscellaneous Manufacturers —0.1%
Cleanova Holdco 3 Ltd. 2025 Term Loan B 9.07% (3 mo. USD Term SOFR + 3.750%)(4)	06/14/32	472,556	464,286
Technimark Holdings LLC 2024 Term Loan 7.57% (1 mo. USD Term SOFR + 3.250%)(4)	04/14/31	1,054,955	1,060,889

			1,525,175

Office/Business Equipment—0.1%
Xerox Holdings Corp. 2023 Term Loan B 8.22% (6 mo. USD Term SOFR + 4.000%)(4)	11/17/29	1,245,683	1,207,727

Packaging & Containers—0.2%
Balcan Innovations, Inc. Term Loan B 9.03% (3 mo. USD Term SOFR + 4.750%)(4)	10/18/31	537,707	494,691
Plaze, Inc. 2019 Term Loan B 7.94% (1 mo. USD Term SOFR + 3.500%)(4)	08/03/26	1,654,563	1,598,200
Plaze, Inc. 2020 Incremental Term Loan 8.19% (1 mo. USD Term SOFR + 3.750%)(4)	08/03/26	4,263,987	4,118,734

			6,211,625

Pharmaceuticals—0.2%
Gainwell Acquisition Corp. Term Loan B 8.40% (3 mo. USD Term SOFR + 4.000%)(4)	10/01/27	1,989,505	1,921,365
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 6.48% (3 mo. USD Term SOFR + 2.000%)(4)	11/15/27	865,473	863,911
Organon & Co. 2024 USD Term Loan 6.57% (1 mo. USD Term SOFR + 2.250%)(4)	05/19/31	241,819	238,392
Pathway Vet Alliance LLC 2021 Term Loan 5.00%(4),(14)	03/31/27	1,102,432	894,348
Pathway Vet Alliance LLC 2025 Tranche A Term Loan A 9.28% (3 mo. USD Term SOFR + 5.000%)(4)	06/30/28	167,373	168,670
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 7.53% (3 mo. USD Term SOFR + 3.250%)(4)	12/04/31	629,534	630,982

			4,717,668

REIT—0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3 0.00%(14)	03/01/29	1,664,689	1,623,072
Healthpeak Properties, Inc. Term Loan A1 5.27% (1 mo. USD Term SOFR + 0.840%)(4)	08/20/27	824,832	814,521
Healthpeak Properties, Inc. Term Loan A2 5.27% (1 mo. USD Term SOFR + 0.840%)(4)	02/22/27	824,832	814,522
Invitation Homes Operating Partnership LP 2024 Term Loan 5.26% (1 mo. USD Term SOFR + 0.850%)(4)	09/09/28	3,604,245	3,550,181

			6,802,296

Retail—0.2%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 6.08% (1 mo. USD Term SOFR + 1.750%)(4)	09/20/30	914,277	911,516
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.94% (1 mo. USD Term SOFR + 3.500%)(4)	03/31/28	848,666	847,962
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.56% (3 mo. USD Term SOFR + 3.250%)(4)	11/01/31	860,910	823,301
Great Outdoors Group LLC 2025 Term Loan B 7.58% (1 mo. USD Term SOFR + 3.250%)(4)	01/23/32	199,218	199,250
KFC Holding Co. 2021 Term Loan B 6.18% (1 mo. USD Term SOFR + 1.750%)(4)	03/15/28	452,283	455,040
Michaels Cos., Inc. 2021 Term Loan B 8.81% (3 mo. USD Term SOFR + 4.250%)(4)	04/17/28	3,360,000	2,824,500

			6,061,569

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Software—0.3%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.08% (1 mo. USD Term SOFR + 3.750%)(4)	12/29/28		$309,440	$293,278
Castle U.S. Holding Corp. 2025 New Money FLFO Term Loan 9.33% (3 mo. USD Term SOFR + 5.000%)(4)	04/29/30		60,669	61,048
Castle U.S. Holding Corp. USD Term Loan B 8.34% (3 mo. USD Term SOFR + 3.750%)(4)	01/29/27		505,698	278,450
Cloud Software Group, Inc. 2024 1st Lien Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(4)	03/29/29		731,015	732,634
Cotiviti Corp. 2025 2nd Amendment Term Loan 7.07% (1 mo. USD Term SOFR + 2.750%)(4)	03/26/32		445,152	443,576
DTI Holdco, Inc. 2025 Term Loan B 8.33% (1 mo. USD Term SOFR + 4.000%)(4)	04/26/29		409,643	405,510
EagleView Technology Corp. 2025 Term Loan 10.80% (3 mo. USD Term SOFR + 6.500%)(4)	08/14/28		2,855,922	2,787,495
ECI Macola Max Holding LLC 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(4)	05/09/30		422,805	425,405
Modena Buyer LLC Term Loan 8.78% (3 mo. USD Term SOFR + 4.500%)(4)	07/01/31		287,293	277,417
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.28% (3 mo. USD Term SOFR + 4.000%)(4)	04/05/30		1,349,874	1,229,647
SolarWinds Holdings, Inc. 2025 Term Loan 8.26% (3 mo. USD Term SOFR + 4.000%)(4)	04/16/32		771,189	755,927

				7,690,387

Telecommunications—0.1%
Altice Financing SA 2022 USD Term Loan 9.26% (3 mo. USD Term SOFR + 5.000%)(4)	10/31/27		375,614	304,090
Frontier Communications Corp. 2025 Term Loan B 6.79% (6 mo. USD Term SOFR + 2.500%)(4)	07/01/31		367,402	368,014
Zayo Group Holdings, Inc. 2022 USD Incremental Term Loan B 8.58% (1 mo. USD Term SOFR + 4.250%)(4)	03/09/27		1,023,863	986,000
Zayo Group Holdings, Inc. USD Term Loan 7.44% (1 mo. USD Term SOFR + 3.000%)(4)	03/09/27		563,487	537,451

				2,195,555

Total Bank Loans (Cost: $111,292,849)				107,395,256

Total Fixed Income Securities (Cost: $3,068,925,785)				2,780,611,544

CONVERTIBLE SECURITIES—0.2%
CONVERTIBLE CORPORATE BONDS—0.2%
Beverages—0.1%
Davide Campari-Milano NV (Italy) 2.38%(9)	01/17/29	EUR	1,000,000	1,127,963

Commercial Services—0.1%
Worldline SA (France) 0.00%(3),(9)	07/30/26	EUR	3,038,784	3,312,172

Total Convertible Corporate Bonds (Cost: $4,153,199)				4,440,135

Total Convertible Securities (Cost: $4,153,199)				4,440,135

COMMON STOCK —0.3%

Issues		Shares		Value
Real Estate—0.0%
Aoyuan New Shares(6),(17)			408,851	6,250

REIT—0.2%
AGNC Investment Corp.			582,000	5,348,580
				5,348,580

Telecommunications—0.1%
Intelsat SA(17)			100,739	3,122,909
Reorganized ISA SA(17)			50,739	530,654
				3,653,563

Total Common Stock (Cost: $10,511,958)				9,008,393

INVESTMENT COMPANIES—1.3%
TCW Private Asset Income Fund—I Class(19)			3,547,979	35,550,747

Total Investment Companies (Cost: $35,472,529)				35,550,747

MONEY MARKET INVESTMENTS—4.4%
TCW Central Cash Fund, 4.33%(18),(19)			116,474,007	116,474,007

Total Money Market Investments (Cost: $116,474,007)				116,474,007

Total Investments (110.0%) (Cost: $3,235,537,478)				2,946,084,826
Net unrealized appreciation (Depreciation) on Unfunded Commitments (0.0%)				2,872
Liabilities In Excess Of Other Assets (-10.0%)				(267,528,028)

Net Assets (100.0%)				$2,678,559,670

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
660	2-Year U.S. Treasury Note Futures	09/30/25	$136,752,665	$137,295,469	$542,804
1,087	5-Year U.S. Treasury Note Futures	09/30/25	116,969,941	118,483,000	1,513,059

			$253,722,606	$255,778,469	$2,055,863

Short Futures
2,412	10-Year U.S. Treasury Note Futures	09/19/25	(267,782,476)	(275,608,688)	(7,826,212)
27	30-Year Euro-Buxl Futures	09/8/25	(3,807,672)	(3,763,338)	44,334
14	Euro Schatz Futures	09/8/25	(1,765,063)	(1,762,535)	2,528
97	Euro-Bobl Futures	09/8/25	(13,438,433)	(13,399,444)	38,989
264	Euro-Bund Futures	09/8/25	(40,568,150)	(40,332,998)	235,152
22	Long Gilt Futures	09/26/25	(2,725,314)	(2,804,639)	(79,325)
587	U.S. Ultra Long Bond Futures	09/19/25	(67,577,187)	(69,926,375)	(2,349,188)

			$(397,664,295)	$(407,598,017)	$(9,933,722)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (20)
Goldman Sachs & Co.	EUR	1,335,000	07/01/25	$1,533,539	$1,567,089	$33,550
Goldman Sachs & Co.	EUR	19,431,636	07/11/25	22,035,396	22,823,342	787,946
Bank of America	EUR	1,156,875	07/11/25	1,304,207	1,358,802	54,595
Citibank N.A.	EUR	1,874,338	07/11/25	2,145,513	2,201,496	55,983
Bank of New York	EUR	2,534,485	07/11/25	2,934,591	2,976,868	42,277
Goldman Sachs & Co.	GBP	458,000	07/11/25	593,203	627,645	34,442
Bank of New York	GBP	2,776,000	07/11/25	3,700,561	3,804,242	103,681

				$34,247,010	$35,359,484	$1,112,474

SELL (21)
Goldman Sachs & Co.	EUR	41,254,850	07/11/25	46,191,472	48,455,701	(2,264,230)
Citibank N.A.	EUR	48,851,000	07/11/25	53,029,470	57,377,727	(4,348,256)
Citibank N.A.	GBP	1,325,000	07/11/25	1,705,991	1,815,786	(109,795)
Bank of New York	GBP	2,776,000	07/11/25	3,596,302	3,804,242	(207,940)
Goldman Sachs & Co.	GBP	6,150,000	07/11/25	7,969,355	8,427,986	(458,631)
JP Morgan Chase Bank	GBP	2,776,000	07/11/25	3,700,552	3,804,242	(103,690)

				$116,193,142	$123,685,684	$(7,492,542)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $960,030,458 or 35.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(3)	Security is not accruing interest.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2025.

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Restricted security (Note 7).
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2025, the value of these securities amounted to $84,065,491 or 3.1% of net assets.
(10)	Perpetual maturity.
(11)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(12)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(13)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 97,533,at an interest rate of 10.08% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(14)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(15)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 33,606, , at an interest rate of 7.94% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 3.50% per annum.
(16)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 285,664, at an interest rate of 11.59% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 7.0% per annum.
(17)	Non-income producing security.
(18)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(19)	Affiliated issuer.
(20)	Fund buys foreign currency, sells USD.
(21)	Fund sells foreign currency, buys USD.

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS June 30, 2025 (Unaudited)

Investment transactions in the shares of affiliated issuers for the period ended June 30, 2025 were as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2025	Value at June 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$274,063,488	$535,010,519	$692,600,000	116,474,007	$116,474,007	$837,978	$—	$—	$—
TCW Private Asset Income Fund—I Class	7,104,479	28,368,050	—	3,547,979	35,550,747	280,941	—	—	78,218

Total					$152,024,754	$1,118,919	$—	$—	$78,218

TCW MetWest Unconstrained Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2025

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Non-Agency	$—	$737,375,985	$—	$737,375,985
Residential Mortgage-Backed Securities—Agency	—	591,122,843	—	591,122,843
Corporate Bonds*	—	523,742,273	—	523,742,273
Commercial Mortgage-Backed Securities—Non-Agency	—	330,764,172	2,297,628	333,061,800
Asset-Backed Securities	—	255,639,262	19,438,826	275,078,088
U.S. Treasury Securities	136,335,413	—	—	136,335,413
Bank Loans*	—	107,395,256	—	107,395,256
Foreign Government Bonds	—	48,426,207	—	48,426,207
Commercial Mortgage-Backed Securities—Agency	—	21,847,285	—	21,847,285
Municipal Bonds	—	6,226,394	—	6,226,394

Total Fixed Income Securities	136,335,413	2,622,539,677	21,736,454	2,780,611,544

Convertible Securities
Convertible Corporate Bonds*	—	4,440,135	—	4,440,135
Equity Securities
Money Market Investments	116,474,007	—	—	116,474,007
Investment Companies	35,550,747	—	—	35,550,747
Common Stock*	5,879,234	3,122,909	6,250	9,008,393

Total Equity Securities	157,903,988	3,122,909	6,250	161,033,147

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	2,872	—	2,872

Total Investments	$294,239,401	$2,630,105,593	$21,742,704	$2,946,087,698

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,112,474	—	1,112,474
Futures Contracts
Interest Rate Risk	2,376,866	—	—	2,376,866

Total	$296,616,267	$2,631,218,067	$21,742,704	$2,949,577,038

Liability Derivatives
Futures Contracts
Interest Rate Risk	(10,254,725)	—	—	(10,254,725)
Forward Currency Contracts
Foreign Currency Risk	—	(7,492,542)	—	(7,492,542)

Total	$(10,254,725)	$(7,492,542)	$—	$(17,747,267)

*	See Schedule of Investments for corresponding industries.

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW MetWest High Yield Bond Fund	Bank Loans	Common Stock	Warrant	Total
Balance as of March 31, 2025	$—	$451,116	$80	$451,196
Accrued Discounts (Premiums)	—	—	—	—
Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) *	(355,886)	—	4	(355,882)
Purchases	355,886	—	—	355,886
Sales	—	—	—	—
Transfers in to Level 3 *	—	—	—	—
Transfers out of Level 3 *	—	(451,116)	(80)	(451,196)

Balance as of June 30, 2025	$—	$—	$4	$4

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025	$(355,886)	$—	$4	$(355,882)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW MetWest Investment Grade Credit Fund	Asset-Backed Securities	Mortgage-Backed Securities	Total
Balance as of March 31, 2025	$28,209	$1	$28,210
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)*	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 *	—	—	—
Transfers out of Level 3 *	(28,209)	(1)	(28,210)

Balance as of June 30, 2025	$—	$—	$—

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025	$—	$—	$—

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW MetWest Low Duration Bond Fund	Asset-Backed Securities	Total
Balance as of March 31, 2025	$4,795,600	$4,795,600
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3 *	—	—
Transfers out of Level 3 *	(4,795,600)	(4,795,600)

Balance as of June 30, 2025	$—	$—

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025	$—	$—

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW MetWest Strategic Income Fund	Asset-Backed Securities	Common Stock	Mortgage-Backed Securities	Rights	Total
Balance as of March 31, 2025	$94,380	$38,008	$230,992	$12,889	$376,269
Accrued Discounts (Premiums)	—	—	(41)	—	(41)
Realized Gain (Loss)	—	—	(1,769)	—	(1,769)
Change in Unrealized Appreciation (Depreciation)	—	—	(48,460)	—	(48,460)
Purchases	—	—	50,270	—	50,270
Sales	—	—	—	(12,889)	(12,889)
Transfers in to Level 3 *	—	—	—	—	—
Transfers out of Level 3 *	(94,380)	(38,008)	(230,992)	—	(363,380)

Balance as of June 30, 2025	$—	$—	$—	$—	$—

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025	$—	$—	$(48,460)	$—	$(48,460)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW MetWest Total Return Bond Fund	Asset- Backed Securities	Common Stock	Corporates	Mortgage- Backed Securities	Rights	Total
Balance as of March 31, 2025	$67,302,488	$37,537,840	$2,829,949	$221,183,009	$9,338,794	$338,192,080
Accrued Discounts (Premiums)	—	—	(5,140)	—	—	(5,140)
Realized Gain (Loss)	—	—	(7)	—	—	(7)
Change in Unrealized Appreciation (Depreciation)	—	—	10,810	142,238	—	153,048
Purchases	—	—	—	—	—	—
Sales	(1,029,275)	—	(70)	(687,879)	—	(1,717,224)
Transfers in to Level 3 *	—	—	—	—	—	—
Transfers out of Level 3 *	(50,503,718)	(37,537,840)	—	(5,426,714)	(9,338,794)	(102,807,066)

Balance as of June 30, 2025	$15,769,495	$—	$2,835,542	$215,210,654	$—	$233,815,691

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025	$—	$—	$10,810	$142,238	$—	$153,048

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Metwest Unconstrained Bond Fund	Asset- Backed Securities	Common Stock	Corporates	Mortgage- Backed Securities	Rights	Total
Balance as of March 31, 2025	$28,546,982	$2,905,022	$103,518	$4,956,661	$494,705	$37,006,888
Accrued Discounts (Premiums)	—	—	—	(21,177)	—	(21,177)
Realized Gain (Loss)	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) *	1	(2,526)	—	24,955	—	22,430
Purchases	7,921,853	—	—	—	—	7,921,853
Sales	(672,536)	—	—	(23,165)	—	(695,701)
Transfers in to Level 3 *	—	—	—	12	—	12
Transfers out of Level 3 *	(16,357,474)	(2,896,246)	(103,518)	(2,639,658)	(494,705)	(22,491,601)

Balance as of June 30, 2025	$19,438,826	$6,250	$—	$2,297,628	$—	$21,742,704

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025	$1	$(2,526)	$—	$24,955	$—	$22,430

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2025 are as follows:

HIGH YIELD BOND FUND	Fair Value at 6/30/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Bank Loans	$0	Zero Market Value	Fair Value	$0.000	$0.000	Increase
Warrants	4	Zero Market Value	Fair Value	0.000	0.000	Increase

STRATEGIC INCOME FUND	Fair Value at 6/30/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Mortgage-Backed Securities	$0	Third-Party Vendor	Vendor Prices	$0.001	$0.001	Increase

TOTAL RETURN BOND FUND	Fair Value at 6/30/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$15,769,495	Broker Quote	Offered Quote	$100.00	$100.00	Increase
Corporate Bonds	2,835,542	Third-Party Vendor	Vendor Prices	96.347	96.347	Increase
Mortgage-Backed Securities	215,210,654	Broker Quote	Offered Quote	98.880 to 99.920	99.483	Increase

UNCONSTRAINED BOND FUND	Fair Value at 6/30/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$19,438,825	Broker Quote	Offered Quote	$100.000	$70.844	Increase
Asset-Backed Securities	1	Zero Market Value	Fair Value	0.000	0.000	Increase
Common Stock	6,250	Third-Party Vendor	Vendor Prices	0.015	0.015	Increase
Commercial Mortgage-Backed Securities — Non-Agency	10	Third-Party Vendor	Vendor Prices	0.001	0.001	Increase
Commercial Mortgage-Backed Securities — Non-Agency	2,297,618	Broker Quote	Offered Quote	98.88	98.88	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended June 30, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of June 30, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended June 30, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended June 30, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at June 30, 2025 are disclosed in the Schedules of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW Securitized Bond Fund utilized futures during the period ended June 30, 2025 to help manage interest rate duration of those Funds. Futures contracts outstanding at June 30, 2025 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. Purchased swaptions held at June 30, 2025 are disclosed in the Schedules of Investments.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended June 30, 2025, the TCW MetWest Interest Grade Credit Fund, TCW MetWest Low Duration Bond Fund, TCW MetWest Total Return Bond Fund and TCW MetWest Ultra Short Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Note 3 – Transactions with Affiliates

The summary of each Fund’s transactions in affiliated funds for the period ended June 30, 2025 is listed after the Schedule of Investments.

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at June 30, 2025 are listed below:

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
TCW MetWest Investment Grade Credit Fund
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)	1/17/2020	$2,313,571	$34	0.00%
TCW MetWest Total Return Bond Fund
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A	8/23/2018	99,295,000	119,636,632	0.37%
SHOW 2022-BIZ A, Series 2022-BIZ, Class A	2/24/2022	68,000,000	60,680,868	0.19%
TCW MetWest Unconstrained Bond Fund
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y	11/25/2024	8,000,000	1	0.00%

Note 5 – Commitments and Contingencies

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of June 30, 2025:

TCW MetWest High Yield Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$440,276	$3,302
DG Investment Intermediate Holdings, 2024 Delayed Draw Term Loan	03/31/28	61,328	(25)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	73,889	555

		575,493	3,832

TCW MetWest Low Duration Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	$17,733	$133

		17,733	133

TCW MetWest Total Return Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Amspec Parent LLC, 2024 Delayed Draw Term Loan	12/22/31	$230,475	$67
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	962,033	7,216

		1,192,508	7,283

TCW MetWest Unconstrained Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$285,664	$2,143
Amspec Parent LLC, 2024 Delayed Draw Term Loan	12/22/31	38,667	11
DG Investment Intermediate Holdings, 2024 Delayed Draw Term Loan	03/31/28	33,606	(14)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	97,533	732

		455,470	2,872